As filed with the Securities and Exchange Commission on January 26, 2015

1933 Act File No. 002-90946

1940 Act File No. 811-04015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 235 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 238 ☒

EATON VANCE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on February 1, 2015 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Eaton Vance Build America Bond Fund

Class A Shares - EBABX Class C Shares - ECBAX Class I Shares - EIBAX

A mutual fund seeking current income and capital appreciation

Prospectus Dated
February 1, 201 5

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Information in this Prospectus

	Page		Page
Fund Summary	2	Investment Objectives & Principal Policies and Risks	7
Investment Objectives	2	Management and Organization	9
Fees and Expenses of the Fund	2	Valuing Shares	10
Portfolio Turnover	2	Purchasing Shares	11
Principal Investment Strategies	2	Sales Charges	14
Principal Risks	3	Redeeming Shares	16
Performance	5	Shareholder Account Features	17
Management	5	Additional Tax Information	19
Purchase and Sale of Fund Shares	6	Financial Highlights	20
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6

This Prospectus contains important information about the Fund and the services available to shareholders.  Please save it for reference.

Fund Summary

Investment Objectives

The Fund’s primary investment objective is current income and its secondary investment objective is capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.03%	1.78%	0.78%
Expense Reimbursement(1)	(0.23) %	(0.23) %	(0.23) %
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%	1.55%	0.55%

(1)

The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0. 80 % for Class A shares, 1. 55 % for Class C shares and 0. 55 % for Class I shares.  This expense reimbursement will continue through January 31, 201 6 ..  Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses of unaffiliated funds , interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 553	$ 765	$ 995	$ 1,655	$ 553	$ 765	$ 995	$ 1,655
Class C shares	$ 258	$ 538	$ 943	$ 2,076	$ 158	$ 538	$ 943	$ 2,076
Class I shares	$ 56	$ 226	$ 411	$ 945	$ 56	$ 226	$ 411	$ 945

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover was 0 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued considered “Build America Bonds”) (the “80% Policy”).  Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax.  Under the terms of the Act,

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Prospectus dated February 1, 2015

issuers of “direct pay” Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid on the bonds.  Holders of “tax credit” Build America Bonds receive a federal tax credit currently equal to 35% of the coupon interest received.  The Fund expects to invest primarily in direct pay Build America Bonds and “principal only” strips of tax credit Build America Bonds.  The Fund does not expect to receive (or , if received, pass through to shareholders) tax credits as a result of its investments.  Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased.

The Fund may invest up to 20% of its net assets in debt obligations other than Build America Bonds, including (but not limited to) taxable municipal obligations that do not qualify for federal support, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”).  At least 65% of net assets normally will be invested in obligations that, at time of purchase, are rated A or better by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, are determined by the investment adviser to be of comparable quality. The balance of net assets may be invested in obligations rated BBB/Baa or below and in unrated municipal obligations considered by the investment adviser to be of comparable quality.  The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch at the time of investment, or unrated obligations considered by the investment adviser to be of comparable quality.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, revenue bonds and bonds relating to infrastructure financings) and in municipal obligations in a particular economic sector (which may include public utilities, public education facilities, public transportation and public housing).

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.  There is no stated limit on the Fund’s use of derivatives.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other entity obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  Although the investment adviser considers ratings when making investment decisions, with respect to lower rated securities it performs its own credit analysis and does not rely exclusively on the ratings assigned by the rating services.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Because issuance of Build America Bonds ceased on December 31, 2010, it is difficult to predict the extent to which a market for such bonds will continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations.  In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market or demand can exceed supply.  During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the

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Prospectus dated February 1, 2015

liquidity of some actively traded investments.  Fixed income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve’s action to end its quantitative easing stimulus program as well the possibility that it may unwind the program and/or initiate a policy to raise short term interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended .  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a fixed income security to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk Associated with Limited Issuance.  Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance.  Since the enactment of the Act, approximately $180 billion in Build America Bonds has been issued by municipalities.  Given the limited issuance of Build America Bonds, they may not be actively traded.  In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments.  Principal only investments are municipal obligations which entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund ..  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.   Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.   Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Risk of Lower Rated Investments.  Investments rated below BBB/Baa and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

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Sector Risk.  Because the Fund may invest a significant portion of its assets in certain sectors and/or types of obligations, the value of Fund shares may be affected by events that adversely affect that sector or type of obligation and may fluctuate more than that of a more broadly diversified fund. General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objectives.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objectives.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market ind e x ..  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2009 through December 31, 201 4 , the highest quarterly total return for Class A was 13.58% for the quarter ended September 30, 2011, and the lowest quarterly return  was -6.31% for the quarter ended December 31, 2010.  For the 30 days ended September 30, 201 4 , the SEC yield for Class A shares was 2.46%, for Class C shares was 1.84 % and for Class I shares was 2.83%. For current yield information, call 1-800-262-1122.

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Life of Fund
Class A Return Before Taxes	5.58%	7.68%	7.28%
Class A Return After Taxes on Distributions	3.57%	5.85%	5.49%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	3.11%	5.24%	4.94%
Class C Return Before Taxes	8.90%	7.94%	7.52%
Class I Return Before Taxes	11.00%	8.97%	8.54%
Barclays Taxable Municipal – Build America Bonds Index (reflects no deduction for fees, expenses or taxes)	18.65%	10.93%	9.74%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Fund commenced operations on November 17, 2009.  The Life of Fund return for the Barclays Taxable Municipal – Build America Bonds Index is calculated from November 30, 2009.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Prospectus dated February 1, 2015

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Portfolio Managers

Craig R. Brandon, Vice President of BMR, has managed the Fund since 2009.

Cynthia J. Clemson, Vice President of BMR, has managed the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122.  The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Prospectus dated February 1, 2015

Investment Objectives & Principal Policies and Risks

The Fund is permitted to engage in the following investment practices to the extent set forth in “Fund Summary” above.

A statement of the investment objectives and principal investment policies and risks of the Fund is set forth above in Fund Summary.  Set forth below is additional information about such policies and risks of the Fund described in Fund Summary above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Build America Bonds.  Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reimbursement Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.   The Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds).  Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax.  Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid.  Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received.  The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity.  The Fund does not expect to receive (or , if received, pass through to shareholders) tax credits as a result of its investments.  The federal interest subsidy or tax credit continues for the life of the bonds.

Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds.  Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds.  Build America Bonds may provide a lower net cost of funds to issuers.  Pursuant to the Act, the issuance of Build America Bonds ceased on December 31, 2010.  As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Municipal Obligations.  Municipal obligations include bonds, notes, floating-rate notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes. General obligation bonds issued by municipalities can be adversely affected by economic downturns and the resulting decline in tax revenues, pension funding risk, other post-employment benefit risk, budget imbalances, taxing ability risk, lack of political willpower and federal funding risk, among others.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed and can be adversely affected by the negative economic viability of the facility or revenue source.  Municipal obligations also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations.

Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. The values of zero coupon bonds and principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.  The Fund accrues income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for income distributions.

Credit Quality.  Rating agencies are private services that provide ratings of the credit quality of certain fixed income securities.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating.  The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (for example, BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.  If a security is rated differently by rating agencies, the higher rating will be used for any Fund rating restrictions.

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Derivatives.  The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”).  Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing derivatives positions.  The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Certain derivative transactions may give rise to a form of leverage.  The Fund is required to segregate or “earmark” liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

Futures Contracts.  The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price.  The Fund also is authorized to purchase or sell call and put options on futures contracts.  The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Interest Rate Swaps.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments.  Interest rate swaps involve counterparty risk and the risk of imperfect correlation.

Credit Default Swaps.  Credit default swap agreements (“CDS”) enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument).  The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument. In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that the Fund may be required to purchase securities or other instruments to meet delivery obligations.  The Fund may have difficulty, be unable or may incur additional costs to acquire such securities or instruments.

Total Return Swaps.  In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread.  These transactions involve risks, including counterparty risk.

Credit Linked Notes, Credit Options and Similar Investments.  Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve risks, including counterparty risk.

Forward Rate Agreements.  Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.  These transactions involve risks, including counterparty risk.

Maturity.  Many obligations permit the issuer at its option to “call,” or redeem, its securities. As such, the effective maturity of an obligation may be reduced as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features.

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Prospectus dated February 1, 2015

U.S. Treasury and Government Agency Securities. U.S. Treasury securities (“Treasury Securities”) include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance.   U.S. Government Agency Securities (“Agency Securities”) include obligations issued or guaranteed by U.S. Government agencies or instrumentalities and government-sponsored enterprises.  Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality.  While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are not issued and may not be guaranteed by the U.S. Treasury.  To the extent that the Fund invests in securities of government-sponsored enterprises, the Fund will be subject to the risks unique to such entities.  Government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”), the Private Export Funding Corporation (“PEFCO”), the Federal Deposit Insurance Corporation (“FDIC”), the Federal Farm Credit Banks (“FFCB”) and the Tennessee Valley Authority (“TVA”), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government.  The U.S. Government has provided financial support to Fannie Mae and Freddie Mac in the past, but there can be no assurance that it will support these or other government-sponsored enterprises in the future.  Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Borrowing.  The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).  The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

General. Unless otherwise stated, the Fund's investment objectives and certain other policies may be changed without shareholder approval. Shareholders will receive 60 days' written notice of any material change in the investment objectives. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s annual operating expenses are expressed as a percentage of the Fund’s average daily net assets and may change as Fund assets increase and decrease over time.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objectives.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse effect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.  With the increased use of technologies by Fund service providers, such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days ’ advance written notice of the change ..

The Fund's investment policies include a provision allowing the Fund to invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such companies have investment objectives, policies and restrictions that are consistent with those of the Fund.  Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in one or more such investment companies at any time without shareholder approval.

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Prospectus dated February 1, 2015

Management and Organization

Management. The Fund’s investment adviser is Boston Management and Research (“BMR”), an indirect subsidiary of Eaton Vance Corp. (“EVC”).  Eaton Vance Management (“Eaton Vance ”) is a wholly-owned subsidiary of EVC.  Eaton Vance and BMR have offices at Two International Place, Boston, MA 02110.  Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $2 9 0 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund.  Under its investment advisory agreement with the Fund, BMR receives an annual fee for its services as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.600%
$1 billion but less than $2 billion	0.575%
$2 billion but less than $5 billion	0.550%
Over $5 billion	0.530%

If the Fund invests in an affiliated money market fund or similar fund that cha r ges a management fee, then the portion of the advisory fee allocable to the Fund will be credited against the Fund’s advisory fee.  For the year ended September 30, 201 4 , the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Fund was 0.60%.

The Fund’s annual report covering the fiscal period ended September 30 provides information regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement.

Eaton Vance manages the business affairs of the Fund, providing the Fund with administrative services and related office facilities.  Eaton Vance does not currently receive a fee for serving as administrator of the Fund.

Portfolio Managers.  Cynthia J. Clemson and Craig R. Brandon are the portfolio managers of the Fund (since commencement of operations).  Ms. Clemson and Mr. Brandon are Vice Presidents of Eaton Vance, manage other Eaton Vance portfolios, and have been members of the Eaton Vance municipals team for more than five years.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement.  For its services under the agreement , Eaton Vance receives an aggregate fee from such funds equal to the lesser of $2.5 million or its actual expenses incurred in performing such services.

Organization. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights.  The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus any applicable sales charge), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments.   Pursuant to the procedures, municipal obligations are normally valued on the basis of valuations furnished by a pricing service, which may use matrix pricing and valuation models to derive values.  The pricing service considers various factors relating to bonds and market transactions to determine value.  It is possible that the value realized on the sale of a security may be different from the value previously determined for a particular security.  Financial futures contracts

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Prospectus dated February 1, 2015

are valued at the closing settlement price established by the board of trade or exchange on which they are traded.  In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  The investment adviser expects to use fair value pricing for municipal obligations under limited circumstances, such as when an obligation is not priced by the pricing service or is in default.  Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address).  Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by the Fund’s transfer agent.  The Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value.  If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you.

The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason.   The funds sponsored by the Eaton Vance organization (the “Eaton Vance funds ”) do not accept investments from residents of the European Union or Switzerland.  The funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter.  The Fund does not issue share certificates.

As used throughout this Prospectus, the term “employer sponsored retirement plan” includes the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); ERISA covered 403(b) plan; Taft–Hartley multi-employer plan; and non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements). Individual Retirement Accounts are not employer sponsored retirement plans for purposes of this definition.

Class A and Class C Shares

Your initial investment must be at least $1,000.  After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address).  Please include your name and account number and the name of the Fund and Class of shares with each investment.  You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com.  Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested (provided the request is submitted no later than the close of regular trading on the Exchange).  For more information about purchasing shares through the Internet, please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time).

You may make automatic investments of $50 or more each month or each quarter from your bank account.  You can establish bank automated investing on the account application or by providing written instructions.  Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time) for further information.  The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts , certain group purchase plans (including employer sponsored retirement plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform.  Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans ..  Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers.  Your initial investment must be at least $250,000.  Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account.  You may make automatic investments of $50 or more each month or each quarter from your bank account.  You can establish bank automated investing on the account application or by providing written instructions.  Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time) for further information.

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Prospectus dated February 1, 2015

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) employer sponsored retirement plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire.  To make an initial investment by wire, you must complete an account application and telephone Eaton Vance Shareholder Services at 1-800-262-1122 to be assigned an account number.  You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time).  Shareholder Services must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing.  The Fund is not intended for excessive trading or market timing.  Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall.  By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management.  In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain municipal obligations) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”).  The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”).  The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Fund.

The Boards of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, an Eaton Vance fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares.  “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence.  Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the policies, the Fund or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund.  The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading.  The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.  Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders.  No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions (to the extent permitted by a fund’s prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns:

•

transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);

•

transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•

transactions made by model-based discretionary advisory accounts; or

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Prospectus dated February 1, 2015

•

transactions made by an Eaton Vance fund that is structured as a “fund-of-funds,” provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries.  The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund.  The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund.  Such policy may be more or less restrictive than the Fund’s policy.  Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified.  The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies.  The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices due to differences in class expenses.  A share class also may be subject to a sales charge.  In choosing the class of shares that suits your investment needs, you should consider:

•

how long you expect to own your shares;

•

how much you intend to invest; and

•

the total operating expenses associated with owning each class.

Each investor’s considerations are different.  You should speak with your financial intermediary to help you decide which class of shares is best for you.  Set forth below is a brief description of each class of shares offered by the Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%.  This charge is deducted from the amount you invest.  The Class A sales charge is reduced for purchases of $50,000 or more.  The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below.  Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below.  Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class C shares are offered at net asset value with no front-end sales charge.  If you sell your Class C shares within one year of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC.”  The CDSC is deducted from your redemption proceeds.  Under certain circumstances, the CDSC for Class C may be waived (such as certain redemptions from employer sponsored retirement plans ).  See “CDSC Waivers” under “Sales Charges” below.  Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets.  Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate market value of all Eaton Vance fund shares held within the purchasing shareholder’s account (s)) is $1 million or more ..  Investors considering cumulative purchases of $1 million or more should consider whether another Class of shares would be more appropriate and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform.  Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans ..  Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries. In addition to payments disclosed under “Sales Charges” below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs.  Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary.  Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds.  The principal underwriter

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may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds.  As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge.  Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment.  The current sales charge schedule is:

Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $5,000,000	0.00**	0.00**	TIERED**
$5,000,000 or more	0.00**	0.00**	TIERED**

*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**

No sales charge is payable at the time of purchase on investments of $1 million or more.  The principal underwriter will pay a commission to financial intermediaries on sales of $1 million or more as follows: 0.75% on amounts of $1 million or more but less than $5 million; plus 0.50% on amounts of $5 million or more.  A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain employer sponsored retirement plans.

Reducing or Eliminating Class A Sales Charges.  Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention.  To receive a reduced sales charge, you must inform your financial intermediary or the Fund at the time you purchase shares that you qualify for such a reduction.  If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation.  Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more.  Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be included under the right of accumulation.  Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts.  In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including employer sponsored retirement plans and Individual Retirement Accounts) may be combined for purposes of the right of accumulation.  Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants.  You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention.  Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges.  Shares eligible under the right of accumulation (other than those included in employer sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention.  Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.  A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

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Class A shares are offered at net asset value (without a sales charge) to employer sponsored retirement plans, and to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers.   Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans ..  Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information.  Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested.  See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge.  Class A and Class C shares are subject to a CDSC on certain redemptions.  The CDSC generally is paid to the principal underwriter.  Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase.  Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to financial intermediaries in connection with sales of Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and in connection with certain redemptions from employer sponsored retirement plans.  The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Class A and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”).  Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually.  Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges.  The principal underwriter compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1% of the purchase price of the shares.  After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees.  Class C shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually.  Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually.  After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class C service fees for one year and thereafter financial intermediaries generally receive 0.25% annually of average daily net assets based on the value of shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries.  Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information.  Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent (see back cover for address) .. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required.   Circumstances that may require a Medallion signature guarantee include, but are not limited to, requests to distribute redemption proceeds to a party other than the registered account owner(s); requests to mail redemption proceeds to an address other than the address of record; requests to distribute proceeds to a bank account not on file; or transaction requests from an account beneficiary when an account owner is deceased.  You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.).  Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted.  You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

The Fund's transfer agent or your financial intermediary must receive your redemption in proper form (meaning that it is complete and contains all necessary information) no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your redemption to be effected at that day’s net asset value .  Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld.  Payments will be sent by regular mail.  However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account.  The bank designated may be any bank in the United States.  The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address).  Certain redemption requests including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements may require additional documentation and may be redeemed only by mail.  You may be required to pay the costs of such transaction by the Fund or your bank.  No costs are currently charged by the Fund.  However, charges may apply for expedited mail delivery services.  The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date.  If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days.  If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities.  If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Eaton Vance Build America Bond Fund

16

Prospectus dated February 1, 2015

Shareholder Account Features

Distributions.  You may have your Fund distributions paid in one of the following ways:

• Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
• Partial Reinvest Option	Dividends are paid in cash * and capital gains are reinvested in additional shares.
• Cash Option	Distributions are paid in cash. *
• Exchange Option

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus.  Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

*

If any distribution check remains uncashed for six months, the amount represented by the check will be invested in Fund shares at the then-current net asset value of the Fund and all future distributions will be reinvested.

Information about the Fund.  From time to time, you may receive the following:

•

Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•

Periodic account statements, showing recent activity and total share balance.

•

Tax information needed to prepare your income tax returns.

•

Proxy materials, in the event a shareholder vote is required.

•

Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically.  For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics.  A description of these policies and procedures is provided below and additionally in the Statement of Additional Information.  Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q.  The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov).  The most recent fiscal quarter-end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com).  Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end.   The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten business days after the period and the Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Withdrawal Plan.  You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan.  Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance.  Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege.  You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund.  For purposes of exchanges among Eaton Vance funds, Class A and Class I shares are deemed to be the same as Investor Class and Institutional Class shares, respectively, of other Eaton Vance funds. Exchanges are made at net asset value.  If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.  For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied.

Eaton Vance Build America Bond Fund

17

Prospectus dated February 1, 2015

Before exchanging, you should read the prospectus of the new fund carefully.  Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus.  If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122.  Periodic automatic exchanges are also available.  The exchange privilege may be changed or discontinued at any time.  You will receive at least 60 days’ notice of any material change to the privilege.  This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason.  For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares.” Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of one class for shares of another class of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.

Reinvestment Privilege.  If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase.  Reinvestment requests must be in writing.  At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege.  If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions.  You can redeem or (if permitted) exchange shares by telephone as described in this Prospectus.  In addition, certain transactions may be conducted through the Eaton Vance website.  The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information).  As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions.  You may decline the telephone redemption option on the account application.  Telephone instructions are recorded.

“Street Name” Accounts.  If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.  Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information.  You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund and certain features may be subject to different requirements.  If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts.  To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations.  When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number.  You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases.  Other information or documents may be required to open accounts for corporations and other entities.  Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above.  If a person fails to provide the information requested, any application by that person to open a new account will be rejected.  Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities.  If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined.  If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.  The Fund has also designated an anti-money laundering compliance officer.

Account Questions.  If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Eaton Vance Build America Bond Fund

18

Prospectus dated February 1, 2015

Additional Tax Information

The Fund declares distributions daily and ordinarily pays distributions monthly.  Different Classes may distribute different amounts.  Your account will be credited with distributions beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent.  For tax purposes, the entire monthly distribution of the Fund’s daily distributions ordinarily will constitute ordinary income to you.  Distributions of net realized gains, if any, will be made once each year (usually in December).  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund.  Distributions will be taxed as described herein whether they are paid in cash or reinvested in additional shares.  A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.  Currently, any capital gain or loss realized upon a redemption of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year.  Any capital gain or loss realized upon a redemption of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the redemption of shares held for six months or less is treated as long-term capital loss to the extent that capital gain distributions were paid with respect to such shares.

The unearned income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax.  For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly).  Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities.  Net investment income is reduced by deductions “properly allocable” to this income.

Certain foreign entities may be subject to a 30% withholding tax on dividend income paid and , after December 31, 2016, on redemption proceeds paid under the Foreign Account Tax Compliance Act (“FATCA”).  To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to the Fund.  For more detailed information regarding FATCA withholding and compliance, please refer to the Statement of Additional Information.

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution.  Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year.  A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Fund may be required to withhold, for U.S. federal income tax purposes, 28% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Certain shareholders are exempt from backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their tax advisors concerning the applicability of federal, state, local and other taxes to an investment.

Eaton Vance Build America Bond Fund

19

Prospectus dated February 1, 2015

Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value).  This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Year Ended September 30,
	2014			2013			2012
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Net asset value - Beginning of year	$11.520	$11.520	$11.520	$12.600	$12.600	$12.600	$12.040	$12.040	$12.050
Income (Loss) From Operations
Net investment income(3)	$0.420	$0.334	$0.447	$0.415	$0.323	$0.447	$ 0.430	$0.337	$0.458
Net realized and unrealized gain (loss)	0.372	0.362	0.364	(0.888)	(0.888)	(0.889)	0.627	0.627	0.620
Total income (loss) from operations	$0.792	$0.696	$0.811	$(0.473)	$(0.565)	$(0.442)	$1.057	$0.964	$1.078
Less Distributions
From net investment income	$(0.532)	$(0.446)	$(0.561)	$(0.530)	$(0.438)	$(0.561)	$ (0.497)	$(0.404)	$(0.528)
From net realized gain	—	—	—	(0.077)	(0.077)	(0.077)	—	—	—
Total distributions	$(0.532)	$(0.446)	$(0.561)	$(0.607)	$(0.515)	$(0.638)	$ (0.497)	$ (0.404)	$ (0.528)
Net asset value - End of year	$11.780	$11.770	$11.770	$11.520	$11.520	$11.520	$12.600	$12.600	$12.600
Total Return(4)	7.06%	6.17%	7.23%	(3.94)%	(4.65)%	(3.70)%	8.96%	8.14%	9.14%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$18,176	$10,594	$18,648	$27,061	$18,946	$18,704	$44,175	$35,407	$40,486
Ratios (as a percentage of average daily net assets):
Expenses (7)	0.95%	1.70%	0.70%	0.95%	1.70%	0.70%	0.95%	1.70%	0.70%
Net investment income	3.64%	2.90%	3.87%	3.37%	2.62%	3.62%	3.50%	2.74%	3.70%
Portfolio Turnover of the Fund	0% (11)	0% (11)	0% (11)	19%	19%	19%	24%	24%	24%

(See footnotes on last page.)

Eaton Vance Build America Bond Fund

20

Prospectus dated February 1, 2015

Financial Highlights (continued)

	Period Ended September 30, 2011(1)			Period Ended October 31, 2010(2)
	Class A	Class C	Class I	Class A	Class C	Class I
Net asset value - Beginning of period	$10.840	$10.840	$10.840	$10.000	$10.000	$10.000
Income From Operations
Net investment income(3)	$0.469	$0.396	$0.495	$0.455	$0.371	$0.460
Net realized and unrealized gain	1.216	1.215	1.225	0.796	0.819	0.808
Total income from operations	$1.685	$1.611	$1.720	$1.251	$1.190	$1.268
Less Distributions
From net investment income	$ (0.481)	$ (0.407)	$ (0.506)	$(0.411)	$(0.350)	$(0.428)
From net realized gain	(0.004)	(0.004)	(0.004)	—	—	—
Total distributions	$ (0.485)	$ (0.411)	$ (0.510)	$(0.411)	$(0.350)	$(0.428)
Net asset value - End of period	$12.040	$12.040	$12.050	$10.840	$10.840	$10.840
Total Return(4)	16.18%(5)	15.50%(5)	16.55%(5)	12.64%(5)	11.91%(5)	12.81%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,327	$13,684	$12,939	$26,862	$13,003	$14,001
Ratios (as a percentage of average daily net assets):
Expenses (7)	0.95%(6)(8)	1.70% (6)(8)	0.70%(6)(8)	0.95%(6)(8)	1.70%(6)(8)	0.70%(6)(8)
Net investment income	4.79%(8)	4.05% (8)	5.07%(8)	4.38%(8)	3.56%(8)	4.45%(8)
Portfolio Turnover of the Portfolio(9)	22%(5)	22% (5)	22%(5)	1%(5)	1%(5)	1%(5)
Portfolio Turnover of the Fund	10%(5)(10)	10% (5)(10)	10%(5)(10)	—	—	—

(1)

For the eleven months ended September 30, 2011. The Fund changed its fiscal year end from October 31 to September 30.

(2)

For the period from the start of business, November 17, 2009, to October 31, 2010.

(3)

Computed using average shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested ( and do not reflect the effect of sales charges ).

(5)

Not annualized.

(6)

Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses (equal to 0. 23%, 0. 22%, 0.19%, 0.41% and 1.16% of average daily net assets for the years ended September 30 , 2014 , 2013 and 2012, the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively).  Absent this subsidy, total return would be lower.

(8)

Annualized.

(9)

Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)

For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

(11)

Amount is less than 1%.

References to Portfolio herein are to Build America Bond Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to March 1, 2011.

Eaton Vance Build America Bond Fund

21

Prospectus dated February 1, 2015

More Information

About the Fund:  More information is available in the Statement of Additional Information.  The Statement of Additional Information is incorporated by reference into this Prospectus.  Additional information about the Fund’s investments is available in the annual and semiannual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year.  You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA  02110
1-800-262-1122
website: www.eatonvance.com

You will find and may copy information about the Fund (including the Statement of Additional Information and shareholder reports):  at the SEC’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website (www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries:  You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon Investment Servicing (US) Inc.  If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address: Eaton Vance Funds P.O. Box 9653 Providence, RI 02940-9653	Overnight Mailing Address: Eaton Vance Funds 4400 Computer Drive Westborough, MA 01581	Phone Number: 1-800-262-1122 Monday – Friday 8:30 a.m. – 5:30 p.m. ET

The Fund's Investment Company Act No. is 811-04015.
4146 2.1. 15	© 2015 Eaton Vance Management

Eaton Vance Atlanta Capital Focused Growth Fund

Class A Shares - EAALX Class C Shares - EAGCX Class I Shares - EILGX
A non-diversified fund seeking long-term capital growth

Eaton Vance Atlanta Capital Horizon Growth Fund

Class A Shares - EXMCX Class B Shares - EBMCX Class C Shares - ECMCX Class I Shares - EIMCX
A diversified fund seeking total return

Eaton Vance Atlanta Capital Select Equity Fund

Class A Shares - ESEAX Class C Shares - ESECX Class I Shares - ESEIX
A non-diversified fund seeking long-term capital growth

Eaton Vance Atlanta Capital SMID-Cap Fund

Class A Shares - EAASX Class C Shares - ECASX Class I Shares - EISMX
Class R Shares - ERSMX Class R6 Shares - ERASX
A diversified fund seeking long-term capital growth

Prospectus Dated
February 1, 2015

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders.  Please save it for reference.

Table of Contents

Fund Summaries	3
Focused Growth Fund	3
Horizon Growth Fund	6
Select Equity Fund	10
SMID-Cap Fund	14
Important Information Regarding Fund Shares	17
Investment Objectives & Principal Policies and Risks	18
Management and Organization	21
Valuing Shares	24
Purchasing Shares	24
Sales Charges	28
Redeeming Shares	30
Shareholder Account Features	31
Additional Tax Information	33
Financial Highlights	34
Focused Growth Fund	35
Horizon Growth Fund	36
Select Equity Fund	39
SMID-Cap Fund	40

Eaton Vance Atlanta Capital Funds

2

Prospectus dated February 1, 2015

Fund Summaries

Eaton Vance Atlanta Capital Focused Growth Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.08%	1.83%	0.83%

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$679	$899	$1,136	$1,816	$679	$899	$1,136	$1,816
Class C shares	$286	$576	$990	$2,148	$186	$576	$990	$2,148
Class I shares	$85	$265	$460	$1,025	$85	$265	$460	$1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests in common stocks of approximately 20 to 35 companies, primarily with large market capitalizations.  The Fund will normally invest in common stocks of companies having market capitalizations that rank among the top 1,000 U.S. companies.  The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may also lend its securities.

The portfolio managers seek to invest in quality growth companies with a demonstrated history of consistent growth and stability in earnings that management believes are attractively valued relative to earnings and cash flow per share.  Financial quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings.  The portfolio managers typically favor companies that they believe have sustainable above-average earnings growth potential and whose underlying financial prospects are exceeding consensus expectations.  Sustainable earnings growth potential is determined by rigorous fundamental analysis of a company’s financial trends; products and services; industry

Eaton Vance Atlanta Capital Funds

3

Prospectus dated February 1, 2015

conditions; and other factors.  The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of their investment analysis but do not rely solely upon such rankings in making investment decisions.  The portfolio managers seek to manage individual security risk through analysis of each security’s risk/reward characteristics.

Portfolio securities are selected by the portfolio managers in consultation with a team of investment analysts in the investment sub-adviser’s equity research group.  Each analyst maintains research responsibility for investments in his or her area of coverage.  Stocks are added to the portfolio based on factors which may include: the relative attractiveness of the risk/reward profile; earnings consistency; expected rate of sustainable earnings growth; and prospects for near-term accelerating earnings growth.  The portfolio managers may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive relative to its long-term growth rate or when other securities are identified to displace a current holding.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap or growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub-adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions for certain periods.  Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com ..

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Prospectus dated February 1, 2015

For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was 21.51% for the quarter ended March 31, 2012, and the lowest quarterly return was –23.79% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	2.15%	11.01%	5.96%
Class A Return After Taxes on Distributions	0.28%	10.47%	5.33%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	2.55%	8.73%	4.77%
Class C Return Before Taxes	6.68%	11.75%	6.30%
Class I Return Before Taxes	8.71%	12.63%	6.86%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	13.05%	15.80%	8.49%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Class C performance shown above for the period prior to May 2, 2011 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes).   If adjusted for such differences , returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Investment Sub-Adviser.  Atlanta Capital Management Company, LLC (“Atlanta Capital”).

Portfolio Managers

Richard B. England, Managing Director and Principal of Atlanta Capital, has managed the Fund and the Focused Growth Portfolio (the portfolio the Fund previously invested in) since 2008.

Paul J. Marshall, Vice President and Principal of Atlanta Capital, has managed the Fund and Focused Growth Portfolio (the portfolio the Fund previously invested in) since 2003.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122.  The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

For important information about taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 17 of this Prospectus.

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2015

Eaton Vance Atlanta Capital Horizon Growth Fund

Investment Objective

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	1.73%	2.48%	2.48%	1.48%
Expense Reimbursement(1)	(0.33) %	(0.33) %	(0.33) %	(0.33) %
Total Annual Fund Operating Expenses After Expense Reimbursement	1.40%	2.15%	2.15%	1.15%

(1)

The administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class B and Class C shares and 1.15% for Class I shares.  This expense reimbursement will continue through January 31, 2016 ..  Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds , interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$709	$1,058	$1,430	$2,473	$709	$1,058	$1,430	$2,473
Class B shares	$718	$1,141	$1,491	$2,606	$218	$741	$1,291	$2,606
Class C shares	$318	$741	$1,291	$2,791	$218	$741	$1,291	$2,791
Class I shares	$117	$436	$777	$1,740	$117	$436	$777	$1,740

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26 % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities.  Although the Fund can invest in equity securities of any size, including smaller companies, it intends to focus its investments on mid-cap companies.  Mid-Cap companies are companies with market capitalizations within the range of capitalizations of companies included in the Russell Midcap Growth Index.  Although it invests primarily in U.S. traded securities (including depositary receipts evidencing ownership in underlying

Eaton Vance Atlanta Capital Funds

6

Prospectus dated February 1, 2015

foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities, including those trading in developed and emerging markets.  The Fund may invest no more than 5% of its net assets in publicly traded real estate investment trusts.  The Fund may also lend its securities.

The portfolio manager seeks to invest in quality growth companies with a demonstrated history of consistent growth and stability in earnings that management believes are attractively valued relative to earnings and cash flow per share.  Financial quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings.  The portfolio manager typically favors companies that he believes have sustainable above-average earnings growth potential and whose underlying financial prospects are exceeding consensus expectations.  Sustainable earnings growth potential is determined by rigorous fundamental analysis of a company’s financial trends; products and services; industry conditions; and other factors.  The portfolio manager may utilize “financial quality rankings” provided by nationally recognized rating services as part of his investment analysis but does not rely solely upon such rankings in making investment decisions.  The portfolio manager seeks to manage individual security risk through analysis of each security’s risk/reward characteristics.

Portfolio securities are selected by the portfolio manager in consultation with a team of investment analysts in the investment sub-adviser’s equity research group.  Each analyst maintains research responsibility for investments in his or her area of coverage.  Allocations among market sectors are determined by the portfolio manager in consultation with the analysts, using the market sector weights of the Russell Midcap Growth Index as a benchmark.  Stocks are added to the portfolio based on factors which may include:  the relative attractiveness of the risk/reward profile; earnings consistency; expected rate of sustainable earnings growth; and prospects for near-term accelerating earnings growth.  The portfolio manager may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive relative to its long-term growth rate or when other securities are identified to displace a current holding.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as mid-cap or growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller , less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad , including the imposition of economic and other sanctions by the United States or another country.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political, economic and market risks.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub-adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2015

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was 19.47% for the quarter ended March 31, 2012, and the lowest quarterly return was –22.14% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	–1.36%	10.86%	6.91%
Class A Return After Taxes on Distributions	–3.20%	9.43%	6.02%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	0.68%	8.76%	5.67%
Class B Return Before Taxes	–0.82%	11.06%	6.74%
Class C Return Before Taxes	2.96%	11.33%	6.73%
Class I Return Before Taxes	4.91%	12.37%	7.63%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	11.90%	16.93%	9.42%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I performance shown above for the period prior to May 2, 2011 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences , returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Investment Sub-Adviser.  Atlanta Capital Management Company, LLC (“Atlanta Capital”).

Portfolio Manager.  The Fund is managed by Richard B. England, Managing Director and Principal of Atlanta Capital, who has managed the Fund since 2011.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2015

1122.  The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

For important information about taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 17 of this Prospectus.

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2015

Eaton Vance Atlanta Capital Select Equity Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.29%	2.04%	1.04%
Expense Reimbursement(1)	(0.09) %	(0.09) %	(0.09) %
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	1.95%	0.95%

(1)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares.  This expense reimbursement will continue through January 31, 2016 ..  Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds , interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$690	$952	$1,234	$2,035	$690	$952	$1,234	$2,035
Class C shares	$298	$631	$1,090	$2,362	$198	$631	$1,090	$2,362
Class I shares	$97	$322	$565	$1,263	$97	$322	$565	$1,263

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45 % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (the “80% Policy”).  The Fund normally invests in the common stocks of approximately 25 to 40 companies.  The Fund may invest in companies across a broad capitalization range, including smaller companies, but primarily invests in mid-to large-cap companies with capitalizations comparable to those companies included in the Russell 1000 Index.  Although it

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2015

invests primarily in U.S. traded securities (including depositary receipts evidencing ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities, including those trading in developed and emerging markets.  The Fund may invest in pooled investment vehicles (including exchange traded funds (“ETFs”) and other affiliated and unaffiliated mutual funds to the extent permitted by the Investment Company Act of 1940).  The Fund may also invest in publicly traded real estate investment trusts and may lend its securities.

The portfolio managers seek to invest in quality companies with a demonstrated history of consistent growth and stability in earnings that they believe are attractively valued relative to earnings and cash flow per share.  Financial quality is measured by a company’s demonstrated ability to consistently grow earnings.  Other characteristics of quality companies include a history of sustained growth in earnings and operating cash flow; high returns on capital; attractive profit margins; and leading industry positions.  The portfolio managers seek to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition.  Investments are determined based primarily on fundamental analysis of a company’s financial trends, products and services and other factors.  The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of its investment analysis but does not rely solely upon such rankings in making investment decisions.  The portfolio managers may sell a security when its fundamentals deteriorate or when it is no longer attractively valued in relation to the market as a whole or other potential investments.  The portfolio managers seek to manage portfolio risk by constructing a portfolio of undervalued companies and favoring companies with a history of consistent sustained growth and stability in earnings and operating cash flow.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller , less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad , including the imposition of economic and other sanctions by the United States or another country.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its

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Prospectus dated February 1, 2015

underlying investments. ETF shares trade on an exchange at a market price, which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the value of the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub-adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2012 through December 31, 2014 , the highest quarterly total return for Class A was 10.84% for the quarter ended March 31, 2013, and the lowest quarterly return was -0.66 % for the quarter ended March 31, 2014 ..

Average Annual Total Return as of December 31 , 2014	One Year	Life of Fund
Class A Return Before Taxes	4.94%	17.13%
Class A Return After Taxes on Distributions	4.62%	16.97%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	3.06%	13.50%
Class C Return Before Taxes	9.50%	18.92%
Class I Return Before Taxes	11.59%	19.73%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	15.63%	20.06%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A and Class I commenced operations on January 3, 2012.  The Class C performance shown above for the period prior to March 19, 2013 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes).  If adjusted for such differences , returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser.  Atlanta Capital Management Company, LLC (“Atlanta Capital”).

Portfolio Managers

William O. Bell, IV, Vice President and Principal of Atlanta Capital, has co-managed the Fund since its inception in 2012.

W. Matthew Hereford, Vice President and Principal of Atlanta Capital, has co-managed the Fund since its inception in 2012.

Charles B. Reed, Managing Director and Principal of Atlanta Capital, has co-managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122.  The minimum initial purchase or exchange into the Fund is $1,000 for Class A and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

For important information about taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 17 of this Prospectus.

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Eaton Vance Atlanta Capital SMID-Cap Fund

On January 15, 2013, the Fund discontinued all sales of its shares, except shares purchased by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); (2) qualified retirement plans; or (3) fee-based programs (a) sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm (e.g., model portfolios managed by a firm or its investment committee); and (b) that have selected the Fund prior to the close of business on January 15, 2013.  Sales of Fund shares may be further restricted or reopened in the future.

Investment Objective

The Fund’s investment objective is to seek long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I	Class R	Class R6
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a	0.50%	n/a
Other Expenses	0.13%	0.13%	0.13%	0.13%	0.05%
Total Annual Fund Operating Expenses	1.23%	1.98%	0.98%	1.48%	0.90%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the SMID-Cap Portfolio (the “Portfolio”), the Fund’s master Portfolio.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$693	$943	$1,212	$1,978	$693	$943	$1,212	$1,978
Class C shares	$301	$621	$1,068	$2,306	$201	$621	$1,068	$2,306
Class I shares	$100	$312	$ 542	$1,201	$100	$312	$ 542	$1,201
Class R shares	$151	$468	$ 808	$1,768	$151	$468	$ 808	$1,768
Class R6 shares	$ 92	$287	$ 498	$1,108	$ 92	$287	$ 498	$1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11 % of the average value of its portfolio.

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Principal Investment Strategies

The Fund invests primarily in common stocks of companies with small to mid-sized market capitalizations (“small- to mid-cap stocks”).  The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small- to mid-cap stocks (the “80% Policy”).  The Fund may also invest in larger companies and in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may also lend its securities.

The portfolio managers seek to invest in quality companies with a demonstrated history of consistent growth and stability in earnings that they believe are attractively valued relative to earnings and cash flow per share.  Financial quality is measured by a company’s demonstrated ability to consistently grow earnings.  Other characteristics of quality companies include a history of sustained growth in earnings and operating cash flow; high returns on capital; attractive profit margins; and leading industry positions.  The portfolio managers seek to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition.  Investments are determined based primarily on fundamental analysis of a company’s financial trends, products and services and other factors.  The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of their investment analysis but do not rely solely upon such rankings in making investment decisions.  The portfolio managers may sell a security when its fundamentals deteriorate or when it is no longer attractively valued in relation to the market as a whole or other potential investments.  The portfolio managers seek to manage portfolio risk by constructing a diversified portfolio of undervalued companies and favoring companies with a history of consistent sustained growth and stability in earnings and operating cash flow.

The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap or mid-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller , less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub-adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

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Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions for certain periods.  Absent these reductions, performance for certain periods would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was 17.65% for the quarter ended June 30, 2009, and the lowest quarterly return was  –19.71% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	–1.13%	15.12%	10.41%
Class A Return After Taxes on Distributions	–1.87%	14.86%	9.72%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	–0.03%	12.21%	8.47%
Class C Return Before Taxes	3.12%	15.62%	10.63%
Class I Return Before Taxes	5.17%	16.76%	11.34%
Class R Return Before Taxes	4.65%	16.22%	10.92%
Class R6 Return Before Taxes	5.25%	16.79%	11.36%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	7.07%	16.36%	8.71%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.54%	7.76%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Class C performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes).  The Class R performance shown above for the period between August 3, 2009 ( commencement of operations) and December 31, 2014 is the performance of Class A shares at the net asset value (but not adjusted for any other differences in expenses of the two classes).    The Class R6 performance shown above for the period prior to July 1, 2014 (commencement of operations) is the performance of Class I shares without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Investment Sub-Adviser.  Atlanta Capital Management Company, LLC (“Atlanta Capital”).

Portfolio Managers

William O. Bell, IV, Vice President and Principal of Atlanta Capital, has managed the Portfolio since 2004.

W. Matthew Hereford, Vice President and Principal of Atlanta Capital, has managed the Portfolio since 2004.

Charles B. Reed, Managing Director and Principal of Atlanta Capital, has managed the Portfolio since it commenced operations in 2002.

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Purchase and Sale of Fund Shares

Shares of the Fund are currently not available for sale to new investors, subject to certain exceptions ..  Existing Fund investors may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  Existing Fund investors may purchase, redeem or exchange Fund shares either through their financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 Class A, Class C and Class R, $250,000 for Class I and $1,000,000 for Class R6 (waived in certain circumstances).  There is no minimum for subsequent investments.

For important information about taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 17 of this Prospectus.

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Important Information Regarding Fund Shares

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), a Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objectives & Principal Policies and Risks

Each Fund and the Portfolio are permitted to engage in the following investment practices to the extent set forth in “Fund Summaries” above. References to the “Fund” below are to each Fund and SMID-Cap Portfolio, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in Fund Summaries. As noted in the Fund Summaries, SMID-Cap Fund seeks to achieve its investment objective by investing in the Portfolio named therein, which has the same investment objective and policies as the Fund.  Set forth below is additional information about such policies and risks of the Fund described in Fund Summaries above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Foreign and Emerging Market Investments.  Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities.  The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities.

As an alternative to holding foreign-traded investments, the Fund may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign investments and are subject to many of the risks associated with investing directly in foreign securities). Unless otherwise stated in Fund Summaries, such investments are not subject to any stated limitation on investing in foreign securities ..

The foregoing risks of foreign investing can be more significant in emerging markets. Emerging markets may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would otherwise choose to sell.  Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Foreign Currencies.  The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading.  Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention , or the failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.  Costs are incurred in connection with conversions between currencies.  The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.  Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Derivatives.  The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”). The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing

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derivatives positions.  The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Certain derivative transactions may give rise to a form of leverage.  The Fund is required to segregate or “earmark” liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.   A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Options on Securities, Indices and Currencies.  The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options.  There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options.  By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date.  If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller.  The Fund may purchase uncovered put options.  The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price.  If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period.  The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options.  A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by the Fund that can act as a partial hedge.  As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Covered Calls and Equity Collars.  While the Fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

Forward Foreign Currency Exchange Contracts.  Certain forward foreign currency exchange contracts may be individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Forward contracts are

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subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Futures Contracts.  The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price.  The Fund also is authorized to purchase or sell call and put options on futures contracts.  The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Equity Swaps.  Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security.  The success of swap agreements is dependent on the investment  sub- adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Short Sales.   The Fund may engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets with a broker or the custodian equal to (or otherwise cover) its obligations under the short sale.  The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Smaller Companies.  Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the securities of larger, more established companies.  Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

Real Estate Investment Trusts.  Real estate investment trusts (“REITs”) are subject to the special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Pooled Investment Vehicles.   The Fund may invest in pooled investment vehicles, including open- and closed-end investment companies affiliated or unaffiliated with the investment adviser, and exchange-traded funds (“ETFs”). The market for common shares of closed-end investment companies and ETFs , which are generally traded on an exchange, is affected by the demand for those securities, regardless of the value of the fund’s underlying portfolio assets.  The Fund will indirectly bear its proportionate share of any management fees and expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests, except that management fees of affiliated funds may be waived.     If such fees exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses table(s) in Fund Summaries.  Requirements of the Investment Company Act of 1940 (the “1940 Act”) may limit the Fund’s ability to invest in other investment companies including ETFs, unless the investment company has received an exemptive order from the Securities and Exchange Commission on which the Fund may rely or an exemption under the 1940 Act is available. Investments in a pooled investment vehicle will count towards a Fund's 80% Policy if the vehicle invests primarily in the type of securities indicated in the Fund's 80% Policy.

Illiquid Securities.  The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities.  Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include securities eligible for resale pursuant to Rule 144A thereunder.  Certain Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Borrowing.  The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and

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Prospectus dated February 1, 2015

to settle transactions).  The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially.  Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding.  In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk.  Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.  The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Cash and Cash Equivalents.  The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

Issuer Diversification.  A “non-diversified” fund can invest more of its assets in a smaller number of issuers than diversified funds. Concentrating investments could result in greater potential losses than for funds investing in a broader variety of issuers.  However, the Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. This requires the Fund to limit its investments so that, at the end of each fiscal quarter, at least 50% of the Fund’s total assets are invested in (i) cash and cash items, U.S. Government securities and securities of other regulated investment companies, and (ii) single issuers that are less than 5% of the total assets of the Fund and not more than 10% of the outstanding voting shares of the issuer.  In addition, at the end of each fiscal quarter, no single issuer (excluding cash and cash items, U.S. Government securities and securities of other regulated investment companies) investment can exceed 25% of the Fund’s total assets.

General. Focused Growth Fund's and SMID-Cap Fund's investment objective may not be changed without shareholder approval. Certain other policies may be changed without shareholder approval. The Horizon Growth Fund's and Select Equity Fund's investment objective and certain other policies may be changed without shareholder approval. Shareholders will receive 60 days' written notice of any material change in the investment objective of Horizon Growth Fund or Select Equity Fund. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses it may choose not to do so.

The Fund’s annual operating expenses are expressed as a percentage of the Fund’s average daily net assets and may change as Fund assets increase and decrease over time.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse effect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.  With the increased use of technologies by Fund service providers, such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change ..

Focused Growth Fund's, Horizon Growth Fund's and Select Equity Fund's investment policies include a provision allowing the Fund to invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such companies have investment objectives, policies and restrictions that are consistent with those of the Fund.  Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. Focused Growth Fund, Horizon Growth Fund and Select Equity Fund may initiate investments in one or more such investment companies at any time without shareholder approval.

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Prospectus dated February 1, 2015

Management and Organization

Management.  The investment adviser of Select Equity Fund is Eaton Vance Management (“Eaton Vance”) and the investment adviser of the Portfolio, Focused Growth Fund and Horizon Growth Fund is Boston Management and Research (“BMR”), an indirect subsidiary of Eaton Vance Corp. (“EVC”).  Eaton Vance is a wholly-owned subsidiary of EVC.  Eaton Vance and BMR have offices at Two International Place, Boston, MA 02110.  Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $ 290 billion on behalf of mutual funds, institutional clients and individuals.

Pursuant to investment sub-advisory agreements, Eaton Vance or BMR, as applicable, have delegated the investment management of the Portfolio, Focused Growth Fund, Horizon Growth Fund and Select Equity Fund to Atlanta Capital Management Company, LLC (“Atlanta Capital”), with offices at 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309.  Atlanta Capital is a majority-owned affiliate of Eaton Vance Corp.  Eaton Vance or BMR, as applicable, pays Atlanta Capital a portion of the applicable advisory fee for sub-advisory services provided to that Portfolio or Fund.

The day-to-day management of the Portfolio, Focused Growth Fund, Horizon Growth Fund and Select Equity Fund is the responsibility of the Atlanta Capital investment professionals identified herein.  The fees paid to Eaton Vance or BMR and the identities of the portfolio managers are described below:

Focused Growth Fund.  Under its investment advisory agreement with Focused Growth Fund, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

For the fiscal year ended September 30, 2014 , the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Fund, was 0.65%.

Richard B. England and Paul J. Marshall co-manage the Focused Growth Fund. Mr. England is a Managing Director and Principal and a member of the Management Committee of Atlanta Capital.  He has been employed by Atlanta Capital for more than five years and served as portfolio manager of the Fund and Focused Growth Portfolio (the portfolio the Fund previously invested in) since 2008.  Mr. Marshall is a Vice President and Principal of Atlanta Capital and has served as portfolio manager of the Fund and Focused Growth Portfolio (the portfolio the Fund previously invested in) since 2003.

Horizon Growth Fund.  Under its investment advisory agreement with Horizon Growth Fund, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)
up to $500 million	0.800%
$500 million but less than $1 billion	0.750%
$1 billion but less than $1.5 billion	0.725%
$1.5 billion but less than $2.5 billion	0.700%
$2.5 billion and over	0.675%

For the fiscal year ended September 30, 2014 , the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Fund, was 0.80%.

Richard B. England serves as the portfolio manager of the Fund.  Mr. England has served as a portfolio manager of the Fund since May 2011.  For information on Mr. England, please see above.

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Prospectus dated February 1, 2015

Select Equity Fund.  Under its investment advisory and administrative agreement with Select Equity Fund, Eaton Vance receives a monthly fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)
Up to $500 million	0.800%
$500 million but less than $1 billion	0.775%
$1 billion but less than $2.5 billion	0.750%
$2.5 billion but less than $5 billion	0.730%
$5 billion and over	0.715%

For the fiscal year ended September 30, 2014 , the effective annual rate of investment advisory fee paid to Eaton Vance, based on average daily net assets of the Fund, was 0.80%.

William O. Bell, IV, W. Matthew Hereford and Charles B.  Reed comprise the management team for the Fund.  Mr. Bell and Mr. Hereford, Vice Presidents and Principals of Atlanta Capital, and Mr. Reed, a Managing Director and Principal of Atlanta Capital, have managed the Fund since its inception in 2012.  All have been employed by Atlanta Capital for more than five years.

SMID-Cap Portfolio.  Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)*
Up to $500 million	1.0000%
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion but less than $7.5 billion	0.7500%
$7.5 billion and over	0.7300%
*Pursuant to a fee reduction agreement effective May 1, 2014.

Prior to May 1 , 2014, BMR received a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)
Up to $500 million	1.0000%
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%

For the fiscal year ended September 30, 2014 , the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0. 85%.

William O. Bell, IV, W. Matthew Hereford and Charles B. Reed comprise the management team for the Portfolio.  Mr. Bell and Mr. Hereford, Vice Presidents and Principals of Atlanta Capital have managed the Portfolio since 2004.  Mr. Reed, a Managing Director and Principal of Atlanta Capital, has managed the Portfolio since operations commenced in 2002.  All have been employed by Atlanta Capital for more than five years.

The Funds’ annual reports covering the fiscal period ended September 30 provide information regarding the basis for the Trustees’ approval of the Portfolio’s, Focused Growth Fund’s and Horizon Growth Fund’s investment advisory agreements, Select Equity Fund’s investment advisory and administrative agreement and the Portfolio’s and Funds’ investment sub-advisory agreements.

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Prospectus dated February 1, 2015

The Statement of Additional Information provides additional information about the portfolio managers, including information about compensation, other accounts managed by each portfolio manager, and the portfolio managers’ ownership of Fund shares with respect to which that manager has management responsibilities.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities.  Eaton Vance does not currently receive a fee for serving as administrator to Focused Growth Fund and SMID-Cap Fund.  Horizon Growth Fund is authorized to pay Eaton Vance an annual fee of 0.15% of average daily net assets for serving as administrator.  For the fiscal year ended September 30, 2014 , Horizon Growth Fund paid Eaton Vance administration fees of 0.15% of average daily net assets.

Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement.  For its services under the agreement, Eaton Vance receives an aggregate fee from such funds equal to the lesser of $2.5 million or its actual expenses incurred in performing such services.

Organization. Each Fund, except Horizon Growth Fund, is a series of Eaton Vance Growth Trust. Horizon Growth Fund is a series of Eaton Vance Mutual Funds Trust. Eaton Vance Growth Trust and Eaton Vance Mutual Funds Trust are Massachusetts business trusts. Each Fund offers multiple classes of shares.  Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights.  The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

A Fund investing substantially all of its assets in another investment portfolio with substantially the same investment objective and policies operates in a “master-feeder” structure. This structure enables certain investors, including the Fund, other funds, institutions and other qualified investors to invest their assets in a single investment portfolio, which may result in economies of scale by spreading certain fixed costs over a larger asset base than if the various investors maintained separate investment portfolios. As described in this prospectus, SMID-Cap Fund invests in the Portfolio in a master-feeder structure. Each investor in the Portfolio, including the Fund, pays its proportionate share of the expenses of the Portfolio.

As a Portfolio investor, the SMID-Cap may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions).  When necessary, the SMID-Cap Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders.   Purchase and redemption activities by other Portfolio investors may impact the management of the Portfolio and its ability to achieve its objective.  The SMID-Cap Fund can withdraw its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus any applicable sales charge), which is derived from the value of Fund holdings, including the Fund’s interest in any Portfolio (as applicable). When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment advisers have delegated daily valuation of the Portfolio and the Funds to the sub-adviser.  Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices.   In certain situations, the investment adviser or sub-adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value.  In addition, for foreign equity securities and futures contracts on foreign indices that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed.  The investment adviser and sub-adviser expect to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale.  Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

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Prospectus dated February 1, 2015

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address).  Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by a Fund’s transfer agent.  A Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value.  If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you.

Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason.   The funds sponsored by the Eaton Vance organization (the “Eaton Vance funds ”) do not accept investments from residents of the European Union or Switzerland.  The funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter.  The Funds do not issue share certificates.

As used throughout this Prospectus, the term “employer sponsored retirement plan” includes the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); ERISA covered 403(b) plan; Taft–Hartley multi-employer plan; and non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements). Individual Retirement Accounts are not employer sponsored retirement plans for purposes of this definition.

Class A, Class B, Class C and Class R Shares

Your initial investment must be at least $1,000. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions.  After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address).  Please include your name and account number and the name of the Fund and Class of shares with each investment.  You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com.  Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested (provided the request is submitted no later than the close of regular trading on the Exchange).  For more information about purchasing shares through the Internet, please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time).

You may make automatic investments of $50 or more each month or each quarter from your bank account.  You can establish bank automated investing on the account application or by providing written instructions.  Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time) for further information.  The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including employer sponsored retirement plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform.  Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans.  Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers.  Your initial investment must be at least $250,000.  Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account.  You may make automatic investments of $50 or more each month or each quarter from your bank account.  You can establish bank automated investing on the account application or by providing written instructions.  Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) employer sponsored retirement plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

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Prospectus dated February 1, 2015

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire.  To make an initial investment by wire, you must complete an account application and telephone Eaton Vance Shareholder Services at 1-800-262-1122 to be assigned an account number.  You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time).  Shareholder Services must be advised by telephone of each additional investment by wire.

Class R6 Shares

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts ; trust companies; bank trust departments; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies. In order to offer Class R6 shares to investors other than employer sponsored retirement plans, a financial intermediary must enter into a written agreement with the Fund’s principal underwriter to offer such shares.

There is no initial investment minimum for employer sponsored retirement plans and investment companies sponsored by the Eaton Vance organization. For all other eligible investors , the initial investment must be at least $1,000,000. Subsequent investments of any amount may be made at any time. Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time) for further information.

Class R6 shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone Eaton Vance Shareholder Services at 1-800-262-1122 to be assigned an account number. You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time). Shareholder Services must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing.  The Funds are not intended for excessive trading or market timing.  Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall.  By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management.  In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares.  In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities and securities of certain small- and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”).   The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”).  The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, an Eaton Vance fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares.  “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence.  Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the policies, each Fund or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund.  Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading.  Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.  Decisions to reject or cancel purchase

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Prospectus dated February 1, 2015

orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders.  No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions (to the extent permitted by a fund’s prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns:

•

transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

•

transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•

transactions made by model-based discretionary advisory accounts; or

•

transactions made by an Eaton Vance fund that is structured as a “fund-of-funds,” provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries.  The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund.  Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund.  Such policy may be more or less restrictive than a Fund’s policy.  Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified.  Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies.  Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices due to differences in class expenses.  A share class also may be subject to a sales charge.  In choosing the class of shares that suits your investment needs, you should consider:

•

how long you expect to own your shares;

•

how much you intend to invest; and

•

the total operating expenses associated with owning each class.

Each investor’s considerations are different.  You should speak with your financial intermediary to help you decide which class of shares is best for you.  Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%.  This charge is deducted from the amount you invest.  The Class A sales charge is reduced for purchases of $50,000 or more.  The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below.  Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below.  Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class B shares are offered at net asset value with no front-end sales charge, but are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions.  If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC ..”  The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below.  The CDSC is deducted from your redemption proceeds.  Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder).  See “CDSC Waivers” under “Sales Charges” below.  Class B shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Class B shares automatically convert to Class A shares eight years after purchase.

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Class C shares are offered at net asset value with no front-end sales charge.  If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC.  The CDSC is deducted from your redemption proceeds.  Under certain circumstances, the CDSC for Class C may be waived (such as certain redemptions from employer sponsored retirement plans).  See “CDSC Waivers” under “Sales Charges” below.  Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets.  Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate market value of all Eaton Vance fund shares held within the purchasing shareholder’s account(s)) is $1 million or more.  Investors considering cumulative purchases of $1 million or more should consider whether another Class of shares would be more appropriate and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform.  Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans.  Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Class R shares are offered at net asset value with no front-end sales charge to employer sponsored retirement plans and Individual Retirement Account rollover clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services.  Class R shares pay distribution and service fees equal to 0.50% annually of average daily net assets.

Class R6 shares are offered at net asset value to employer sponsored retirement plans and certain other investors as described under “Class R6 Shares” above. Class R6 shares are not subject to distribution fees, service fees or sub-accounting/recordkeeping or similar fees paid to intermediaries.

Payments to Financial Intermediaries. In addition to payments disclosed under “Sales Charges” below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs.  Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary.  Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds.  The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds, provided that no such compensation is paid with respect to Class R6 shares.  As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge.  Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment.  The current sales charge schedule is:

Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $3,000,000	0.00**	0.00**	TIERED**
$3,000,000 or more	0.00**	0.00**	TIERED**

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*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**

No sales charge is payable at the time of purchase on investments of $1 million or more.  The principal underwriter will pay a commission to financial intermediaries on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.75% on amounts of $3 million or more.  A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain employer sponsored retirement plans.

Reducing or Eliminating Class A Sales Charges.  Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention.  To receive a reduced sales charge, you must inform your financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction.  If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation.  Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more.  Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be included under the right of accumulation.  Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts.  In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including employer sponsored retirement plans and Individual Retirement Accounts) may be combined for purposes of the right of accumulation.  Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants.  You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention.  Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges.  Shares eligible under the right of accumulation (other than those included in employer sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention.  Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.  A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to employer sponsored retirement plans, and to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers.   Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans.  Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information.  Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested.  See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge.  Class A, Class B and Class C shares are subject to a CDSC on certain redemptions.  The CDSC generally is paid to the principal underwriter.  Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase.  Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption.  Shares acquired through the reinvestment of distributions are exempt from the CDSC.  Redemptions are made first from shares that are not subject to a CDSC.

First or Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh or following	0%

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The sales commission payable to financial intermediaries in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from employer sponsored retirement plans.  The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature.  After eight years, Class B shares automatically convert to Class A shares.  Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees.  Class A, Class B, Class C and Class R shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”).  Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually.  Class R shares pay distribution fees to the principal underwriter of 0.25% annually of average daily net assets.  Although there is no present intention to do so, Class R shares could pay distribution fees of up to 0.50% annually upon Trustee approval.  Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges.  The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares.  After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees.  Class B, Class C and Class R shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually.  Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually.  After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive 0.25% annually of average daily net assets based on the value of shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries.  After the sale of Class R shares, the principal underwriter generally pays distribution and service fees to financial intermediaries based on the value of shares sold by such intermediaries.  Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information.  Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent (see back cover for address). The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required.  Circumstances that may require a Medallion signature guarantee include, but are not limited to, requests to distribute redemption proceeds to a party other than the registered account owner(s); requests to mail redemption proceeds to an address other than the address of record; requests to distribute proceeds to a bank account not on file; or transaction requests from an account beneficiary when an account owner is deceased.  You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.).  Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted.  You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

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By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

The Funds' transfer agent or your financial intermediary must receive your redemption in proper form (meaning that it is complete and contains all necessary information) no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your redemption to be effected at that day’s net asset value .  Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld.  Payments will be sent by regular mail.  However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account.  The bank designated may be any bank in the United States.  The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address).  Certain redemption requests including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements may require additional documentation and may be redeemed only by mail.  You may be required to pay the costs of such transaction by a Fund or your bank.  No costs are currently charged by a Fund.  However, charges may apply for expedited mail delivery services.  Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date.  If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days.  If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities.  If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions.  You may have your Fund distributions paid in one of the following ways:

• Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
• Partial Reinvest Option	Dividends are paid in cash* and capital gains are reinvested in additional shares.
• Cash Option	Distributions are paid in cash.*
• Exchange Option

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus.  Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

*

If any distribution check remains uncashed for six months, the amount represented by the check will be invested in Fund shares at the then-current net asset value of the Fund and all future distributions will be reinvested.

Information about the Funds.  From time to time, you may receive the following:

•

Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•

Periodic account statements, showing recent activity and total share balance.

•

Tax information needed to prepare your income tax returns.

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Prospectus dated February 1, 2015

•

Proxy materials, in the event a shareholder vote is required.

•

Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically.  For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics.  A description of these policies and procedures is provided below and additionally in the Statement of Additional Information.  Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q.  Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov).  The most recent fiscal quarter-end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com).  Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end (calendar quarter-end holdings are posted approximately two months after such quarter end for SMID-Cap Fund and the Portfolio).   Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten business days after the period and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Withdrawal Plan.  You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan.  Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance.  Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege.  You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund.  For purposes of exchanges among Eaton Vance funds, Class A and Class I shares are deemed to be the same as Investor Class and Institutional Class shares, respectively, of other Eaton Vance funds. Exchanges are made at net asset value.  If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.  For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied.

Before exchanging, you should read the prospectus of the new fund carefully.  Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus.  If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122.  Periodic automatic exchanges are also available.  The exchange privilege may be changed or discontinued at any time.  You will receive at least 60 days’ notice of any material change to the privilege.  This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason.  For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares.” Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of one class for shares of another class of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.

Reinvestment Privilege.  If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase.  Reinvestment requests must be in writing.  At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege.  If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions.  You can redeem or (if permitted) exchange shares by telephone as described in this Prospectus.  In addition, certain transactions may be conducted through the Eaton Vance website.  The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information).  As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible

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loss resulting from these transactions.  You may decline the telephone redemption option on the account application.  Telephone instructions are recorded.

“Street Name” Accounts.  If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.  Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information.  You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund and certain features may be subject to different requirements.  If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts.  To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations.  When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number.  You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases.  Other information or documents may be required to open accounts for corporations and other entities.  Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above.  If a person fails to provide the information requested, any application by that person to open a new account will be rejected.  Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities.  If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined.  If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.  Each Fund has also designated an anti-money laundering compliance officer.

Account Questions.  If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

Each Fund expects to pay any required distributions annually, and intends to distribute any net realized capital gains annually.   Distributions may not be paid if Fund (and Class) expenses exceed Fund income for the period. Different Classes of each Fund will generally distribute different amounts.

A portion of any distribution of a Fund’s investment income and any distribution by a Fund of net realized short-term capital gains generally will be taxed as ordinary income. Distributions of any net long-term capital gains (net gains from investments held for more than one year) will be taxed as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of investment income reported by a Fund as derived from “qualified dividend income” (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. A portion of a Fund’s income distributions may be eligible for the dividends-received deduction for corporations. The Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

The unearned income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax.  For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly).  Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities.  Net investment income is reduced by deductions “properly allocable” to this income.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution.  Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year.  A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease a Fund’s yield on such securities.  These taxes may

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be reduced or eliminated under the terms of an applicable tax treaty.  Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Certain foreign entities may be subject to a 30% withholding tax on dividend income paid and , after December 31, 2016, on redemption proceeds paid under the Foreign Account Tax Compliance Act (“FATCA”). To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to the Fund. For more detailed information regarding FATCA withholding and compliance, please refer to the Statement of Additional Information.

A Fund may be required to withhold, for U.S. federal income tax purposes, 28% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Certain shareholders are exempt from backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value).   This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Eaton Vance Atlanta Capital Focused Growth Fund
	Year Ended September 30,
	2014			2013
	Class A	Class C	Class I	Class A	Class C	Class I
Net asset value - Beginning of year	$13.360	$13.140	$12.700	$12.000	$11.880	$11.380
Income (Loss) From Operations
Net investment income (loss)(1)	$0.028	$(0.080)	$0.061	$0.035	$(0.058)	$0.063
Net realized and unrealized gain	2.164	2.112	2.048	1.325	1.318	1.266
Total income from operations	$2.192	$2.032	$2.109	$1.360	$1.260	$1.329
Less Distributions
From net investment income	$(0.026)	$—	$(0.063)	$—	$—	$(0.009)
From net realized gain	(0.316)	(0.272)	(0.316)	—	—	—
Total distributions	$(0.342)	$(0.272)	$(0.379)	$—	$—	$(0.009)
Net asset value - End of year	$15.210	$14.900	$14.430	$13.360	$13.140	$12.700
Total Return(2)	16.61%	15.61%	16.85%	11.33%	10.61%	11.69%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$84,938	$3,962	$95,204	$79,626	$3,776	$91,248
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.08%	1.83%	0.83%	1.12%	1.87%	0.87%
Net investment income (loss)	0.19%	(0.55)%	0.44%	0.28%	(0.47)%	0.53%
Portfolio Turnover of the Fund	46%	46%	46%	53%	53%	53%

(See footnotes on last page.)

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Financial Highlights (continued)

	Eaton Vance Atlanta Capital Focused Growth Fund
	Year Ended September 30,
	2012			2011			2010
	Class A	Class C	Class I	Class A	Class C(9)	Class I	Class A	Class I
Net asset value - Beginning of year	$9.770	$9.750	$9.240	$9.540	$11.920	$9.010	$8.780	$8.290
Income (Loss) From Operations
Net investment loss(1)	$(0.038)	$(0.121)	$(0.005)	$(0.065)	$(0.067)	$(0.034)	$(0.026)	$(0.005)
Net realized and unrealized gain (loss)	2.268	2.251	2.145	0.295	(2.103)	0.264	0.832	0.791
Total income (loss) from operations	$2.230	$2.130	$2.140	$0.230	$(2.170)	$0.230	$0.806	$0.786
Less Distributions
From net investment income	$—	$—	$—	$—	$—	$—	$(0.046)	$(0.066)
Total distributions	$—	$—	$—	$—	$—	$—	$(0.046)	$(0.066)
Net asset value - End of year	$12.000	$11.880	$11.380	$9.770	$9.750	$9.240	$9.540	$9.010
Total Return(2)	22.82%	21.85%	23.16%	2.41%	(18.20)%(7)	2.55%	9.21%	9.51%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$69,679	$3,443	$104,941	$45,044	$1,449	$53,707	$8,706	$21,275
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.17%(4)	1.91%(4)	0.92%(4)	1.25%(4)(5)	2.00%(4)(5)(10)	1.00%(4)(5)	1.25%(4)(5)	1.00%(4)(5)
Net investment loss	(0.34)%	(1.08)%	(0.04)%	(0.58)%	(1.49)% (10)	(0.32)%	(0.29)%	(0.06)%
Portfolio Turnover of the Portfolio(6)	60%(7)	60%(7)	60%(7)	62%	62%(11)	62%	152%	152%
Portfolio Turnover of the Fund	17%(7)(8)	17%(7)(8)	17%(7)(8)	—	—	—	—	—

(See footnotes on last page.)

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

Eaton Vance Atlanta Capital Funds

37

Prospectus dated February 1, 2015

Financial Highlights (continued)

	Eaton Vance Atlanta Capital Horizon Growth Fund
	Year Ended September 30,
	2014				2013
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$14.570	$12.920	$12.910	$14.660	$12.420	$11.130	$11.120	$12.470
Income (Loss) From Operations
Net investment loss(1)	$(0.108)	$(0.197)	$(0.196)	$(0.069)	$(0.091)	$(0.169)	$(0.169)	$(0.063)
Net realized and unrealized gain	1.215	1.074	1.073	1.226	2.545	2.263	2.263	2.557
Total income from operations	$1.107	$0.877	$0.877	$1.157	$2.454	$2.094	$2.094	$2.494
Less Distributions
From net realized gain	$(0.357)	$(0.357)	$(0.357)	$(0.357)	$(0.304)	$(0.304)	$(0.304)	$(0.304)
Total distributions	$(0.357)	$(0.357)	$(0.357)	$(0.357)	$(0.304)	$(0.304)	$(0.304)	$(0.304)
Net asset value - End of year	$15.320	$13.440	$13.430	$15.460	$14.570	$12.920	$12.910	$14.660
Total Return(2)	7.69%	6.88%	6.88%	7.99%	20.25%	19.35%	19.36%	20.50%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$22,918	$1,907	$8,270	$1,996	$24,658	$2,354	$8,759	$1,553
Ratios (as a percentage of average daily net assets):
Expenses(3)(5)	1.40%	2.15%	2.15%	1.15%	1.40%	2.15%	2.15%	1.15%
Net investment loss	(0.71)%	(1.46)%	(1.46)%	(0.45)%	(0.69)%	(1.44)%	(1.44)%	(0.47)%
Portfolio Turnover of the Fund	26%	26%	26%	26%	23%	23%	23%	23%

(See footnotes on last page.)

Eaton Vance Atlanta Capital Funds

38

Prospectus dated February 1, 2015

Financial Highlights (continued)

	Eaton Vance Atlanta Capital Horizon Growth Fund
	Year Ended September 30,				Period Ended September 30,
	2012				2011(12)
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(9)
Net asset value - Beginning of period	$14.100	$13.060	$13.050	$14.110	$14.410	$13.450	$13.430	$17.730
Income (Loss) From Operations
Net investment loss(1)	$(0.105)	$(0.183)	$(0.182)	$(0.072)	$(0.088)(13)	$(0.195)(13)	$(0.198)(13)	$(0.058)
Net realized and unrealized gain (loss)	1.904	1.732	1.731	1.911	(0.166)	(0.139)	(0.126)	(3.562)
Total income (loss) from operations	$1.799	$1.549	$1.549	$1.839	$(0.254)	$(0.334)	$(0.324)	$(3.620)
Less Distributions
From net realized gain	$(3.479)	$(3.479)	$(3.479)	$(3.479)	$(0.056)	$(0.056)	$(0.056)	$—
Total distributions	$(3.479)	$(3.479)	$(3.479)	$(3.479)	$(0.056)	$(0.056)	$(0.056)	$—
Net asset value - End of period	$12.420	$11.130	$11.120	$12.470	$14.100	$13.060	$13.050	$14.110
Total Return(2)	15.35%	14.49%	14.51%	15.69%	(1.81)%(7)	(2.53)%(7)	(2.46)%(7)	(20.42)%(7)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,305	$2,655	$9,796	$872	$29,725	$3,790	$10,456	$1
Ratios (as a percentage of average daily net assets):
Expenses(3)(5)	1.40%	2.15%	2.15%	1.15%	1.52%(4)(10)	2.25%(4)(10)	2.25%(4)(10)	1.15%(4)(10)
Net investment loss	(0.81)%	(1.56)%	(1.55)%	(0.58)%	(0.59)%(10)(13)	(1.39)%(10)(13)	(1.42)%(10)(13)	(0.86)%(10)
Portfolio Turnover of the Portfolio(6)	—	—	—	—	16%(7)	16%(7)	16%(7)	—
Portfolio Turnover of the Fund	50%	50%	50%	50%	52%(7)(14)	52%(7)(14)	52%(7)(14)	52%(7)(14)

(See footnotes on last page.)

References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

Eaton Vance Atlanta Capital Funds

39

Prospectus dated February 1, 2015

Financial Highlights (continued)

	Eaton Vance Atlanta Capital Horizon Growth Fund
	Year Ended October 31,
	2010			2009
	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of year	$11.610	$10.920	$10.910	$9.910	$9.380	$9.370
Income (Loss) From Operations
Net investment loss(1)	$(0.060)	$(0.146)	$(0.145)	$(0.012)	$(0.075)	$(0.080)
Net realized and unrealized gain	2.860	2.676	2.665	1.712	1.615	1.620
Total income from operations	$2.800	$2.530	$2.520	$1.700	$1.540	$1.540
Less Distributions
From net realized gain	$—	$—	$—	$—	$—	$—
Total distributions	$—	$—	$—	$—	$—	$—
Net asset value - End of year	$14.410	$13.450	$13.430	$11.610	$10.920	$10.910
Total Return(2)	24.12%	23.17%	23.10%	17.15%	16.42%	16.44%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,125	$3,327	$7,195	$24,813	$3,102	$6,528
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.60%	2.35%	2.35%	1.60%	2.35%	2.35%
Net investment loss	(0.46)%	(1.21)%	(1.20)%	(0.11)%	(0.80)%	(0.84)%
Portfolio Turnover of the Portfolio(6)	33%	33%	33%	42%	42%	42%

(See footnotes on last page.)

References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

Eaton Vance Atlanta Capital Funds

40

Prospectus dated February 1, 2015

Financial Highlights (continued)

	Eaton Vance Atlanta Capital Select Equity Fund
	Year Ended September 30						Period Ended September 30,
	2014			2013			2012(15)
	Class A	Class C	Class I	Class A	Class C(17)	Class I	Class A	Class I
Net asset value - Beginning of period	$14.120	$14.060	$14.150	$11.770	$12.920	$11.790	$10.000	$10.000
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.024)	$(0.133)	$0.016	$(0.025)	$(0.077)	$0.017	$(0.022)	$0.002
Net realized and unrealized gain	1.402	1.391	1.402	2.396	1.217	2.385	1.792	1.788
Total income from operations	$1.378	$1.258	$1.418	$2.371	$1.140	$2.402	$1.770	$1.790
Less Distributions
From net investment income	$—	$—	$—	$—	$—	$(0.009)	$—	$—
From net realized gain	(0.048)	(0.048)	(0.048)	(0.021)	—	(0.033)	—	—
Total distributions	$(0.048)	$(0.048)	$(0.048)	$(0.021)	$—	$(0.042)	$—	$—
Net asset value - End of period	$15.450	$15.270	$15.520	$14.120	$14.060	$14.150	$11.770	$11.790
Total Return(2)	9.78%	8.97%	10.04%	20.18%	8.82%(7)	20.45%	17.70%(7)	17.90%(7)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,602	$9,128	$41,321	$28,280	$4,452	$40,798	$4,690	$21,023
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20%	1.95%	0.95%	1.20%	1.95%(10)	0.95%	1.20%(10)	0.95%(10)
Net investment income (loss)	(0.16)%	(0.89)%	0.11%	(0.19)%	(1.04)%(10)	0.13%	(0.27)%(10)	0.02%(10)
Portfolio Turnover	45%	45%	45%	6%	6%(21)	6%	12%(7)	12%(7)

(See footnotes on last page.)

Eaton Vance Atlanta Capital Funds

41

Prospectus dated February 1, 2015

Financial Highlights (continued)

	Eaton Vance Atlanta Capital SMID-Cap Fund
	Year Ended September 30,
	2014					2013
	Class A	Class C	Class I	Class R	Class R6(18)	Class A	Class C	Class I	Class R
Net asset value - Beginning of year	$21.180	$20.550	$22.750	$20.970	$25.040	$16.520	$16.150	$17.700	$16.400
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.062)	$(0.224)	$(0.006)	$(0.110)	$0.022	$(0.044)	$(0.182)	$0.003	$(0.094)
Net realized and unrealized gain	1.360	1.322	1.464	1.348	(0.992)	4.760	4.638	5.103	4.720
Total income (loss) from operations	$1.298	$1.098	$1.458	$1.238	$(0.970)	$4.716	$4.456	$5.106	$4.626
Less Distributions
From net realized gain	$(0.148)	$(0.148)	$(0.148)	$(0.148)	$—	$(0.056)	$(0.056)	$(0.056)	$(0.056)
Total distributions	$(0.148)	$(0.148)	$(0.148)	$(0.148)	$—	$(0.056)	$(0.056)	$(0.056)	$(0.056)
Net asset value - End of year	$22.330	$21.500	$24.060	$22.060	$24.070	$21.180	$20.550	$22.750	$20.970
Total Return(2)	6.13%	5.35%	6.42%	5.91%	(3.87)%(7)	28.63%	27.68%	28.93%	28.29%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,294,128	$237,887	$3,755,707	$166,575	$252	$1,566,425	$251,684	$3,184,642	$84,030
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.23%	1.98%	0.98%	1.48%	0.90%(10)	1.25%(5)	2.00%(5)	1.00%(5)	1.50%(5)
Net investment income (loss)	(0.28)%	(1.03)%	(0.03)%	(0.50)%	0.35%(10)	(0.24)%	(0.99)%	0.02%	(0.49)%
Portfolio Turnover of the Portfolio	11%	11%	11%	11%	11%(19)	9%	9%	9%	9%

(See footnotes on last page.)

Eaton Vance Atlanta Capital Funds

42

Prospectus dated February 1, 2015

Financial Highlights (continued)

	Eaton Vance Atlanta Capital SMID-Cap Fund
	Year Ended September 30,
	2012				2011
	Class A	Class C	Class I	Class R	Class A	Class C	Class I	Class R
Net asset value - Beginning of year	$12.870	$12.680	$13.750	$12.810	$12.490	$12.390	$13.300	$12.450
Income (Loss) From Operations
Net investment loss(1)	$(0.070)	$(0.185)	$(0.033)	$(0.111)	$(0.074)	$(0.180)	$(0.040)	$(0.109)
Net realized and unrealized gain	3.808	3.743	4.071	3.789	0.543(16)	0.559(16)	0.579(16)	0.558(16)
Total income from operations	$3.738	$3.558	$4.038	$3.678	$0.469	$0.379	$0.539	$0.449
Less Distributions
From net realized gain	$(0.088)	$(0.088)	$(0.088)	$(0.088)	$(0.089)	$(0.089)	$(0.089)	$(0.089)
Total distributions	$(0.088)	$(0.088)	$(0.088)	$(0.088)	$(0.089)	$(0.089)	$(0.089)	$(0.089)
Net asset value - End of year	$16.520	$16.150	$17.700	$16.400	$12.870	$12.680	$13.750	$12.810
Total Return(2)	29.12%	28.13%	29.43%	28.78%	3.67%	2.97%	3.98%	3.53%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,010,125	$152,264	$1,890,595	$17,922	$512,020	$61,530	$815,413	$1,827
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.24%	1.99%	0.99%	1.49%	1.20%	1.95%	0.95%	1.45%
Net investment loss	(0.44)%	(1.19)%	(0.19)%	(0.70)%	(0.51)%	(1.25)%	(0.26)%	(0.74)%
Portfolio Turnover of the Portfolio	6%	6%	6%	6%	19%	19%	19%	19%

(See footnotes on next page.)

Eaton Vance Atlanta Capital Funds

43

Prospectus dated February 1, 2015

Financial Highlights (continued)

	Eaton Vance Atlanta Capital SMID-Cap Fund
	Year Ended September 30,
	2010
	Class A	Class C(20)	Class I	Class R
Net asset value - Beginning of year	$11.170	$11.170	$11.870	$11.170
Income (Loss) From Operations
Net investment loss(1)	$(0.072)	$(0.158)	$(0.044)	$(0.092)
Net realized and unrealized gain	1.392	1.378	1.474	1.372
Total income from operations	$1.320	$1.220	$1.430	$1.280
Less Distributions
From net realized gain	$—	$—	$—	$—
Total distributions	$—	$—	$—	$—
Net asset value - End of year	$12.490	$12.390	$13.300	$12.450
Total Return(2)	11.82%	10.92%	12.05%	11.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$256,917	$17,530	$296,476	$98
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.20%	1.95%	0.95%	1.45%
Net investment loss	(0.61)%	(1.34)%	(0.35)%	(0.78)%
Portfolio Turnover of the Portfolio	20%	20%	20%	20%

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)

For Focused Growth Fund and Horizon Growth Fund:  includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.  For SMID-Cap Fund: includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

For Focused Growth Fund Class A and Class I, the investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.11 % and 0. 43 % of average daily net assets for the years ended September 30, 2011 and 2010 , respectively).  For Focused Growth Fund Class C , the administrator of the Fund subsidized certain operating expenses (equal to 0.11% of average daily net assets for the period ended September 30, 2011).  A portion of the waiver and/or subsidy was borne by the sub-adviser of the Portfolio.  Absent this waiver and/or subsidy, total return would be lower.  For Horizon Growth Fund Class A, Class B and Class C, the investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0. 33%, 0.42%, 0.32%, 0.21%, 0.09 % and 0. 31 % of average daily net assets for the years ended September 30, 2014, 2013 and 2012, the period ended September 30, 2011 and the years ended October 31, 2010 and 2009 , respectively). For Horizon Growth Fund Class I, the administrator of the Fund subsidized certain operating expenses (equal to 0. 33%, 0.42%, 0.32% and 0.38% of average daily net assets for the years ended September 30, 2014, 2013 and 2012 and the period ended September 30, 2011, respectively).  A portion of this waiver and/or subsidy was borne by the sub-adviser.  Absent this waiver and/or subsidy, total return would be lower.  For Select Equity Fund Class A and Class I, the investment adviser, administrator and sub-adviser subsidized certain operating expenses (equal to 0. 09%, 0.28% and 1.37% of average daily net assets for the years ended September 30, 2014, 2013 and the period from the start of business, January 3, 2012, to September 30, 2012, respectively).  Absent this subsidy, total return would have been lower.  For Select Equity Fund Class C, the investment adviser, administrator and sub-adviser subsidized certain operating expenses (equal to 0. 09%, and 0.28% of average daily net assets for the year ended September 30 , 2014 and the period from the commencement of operations, March 19, 2013, to September 30, 2013, respectively).  Absent this subsidy, total return would have been lower. For SMID-Cap Fund Class A , Class B, Class C, Class I and Class R, the sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013).  Absent the subsidy, total return would be lower.  For SMID-Cap Fund Class A, Class C, Class I and Class R , the investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18 % and 0.32% of average daily net assets for the years ended September 30, 2012, 2011 and 2010, respectively).   A portion of the waiver and /or subsidy was borne by the sub-adviser of the Portfolio.  Absent this waiver and subsidy, total return would be lower.

(6)

Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)        Not annualized.

(8)

For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

Eaton Vance Atlanta Capital Funds

44

Prospectus dated February 1, 2015

(9)

For the period from the commencement of operations, May 2, 2011, to September 30, 2011.

(10)

Annualized.

(11)

For the Portfolio’s year ended September 30, 2011.

(12)

For the eleven months ended September 30, 2011.  The Fund changed its fiscal year-end from October 31 to September 30.

(13)

Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.015, $0.014 and $0.013 per share for Class A, Class B and Class C, respectively, for the period while the Fund was making investments directly in the Portfolio.  Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.69)%, (1.49)% and (1.51)% for Class A, Class B and Class C, respectively.

(14)

For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

(15)

For the period from the start of business, January 3, 2012, to September 30, 2012.

(16)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(17)

For the period from the commencement of operations, March 19, 2013 , to September 30, 2013 ..

(18)

For the period from the commencement of operations, July 1, 2014 , to September 30, 2014 ..

(19)

For the Portfolio’s year ended September 30, 2014 ..

(20)

Class C commenced operations on October 1, 2009.

(20)

For the Fund’s year ended September 30, 2013 ..

Eaton Vance Atlanta Capital Funds

45

Prospectus dated February 1, 2015

More Information

About the Funds:  More information is available in the Statement of Additional Information.  The Statement of Additional Information is incorporated by reference into this Prospectus.  Additional information about each Fund's and the Portfolio's investments is available in the annual and semiannual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year.  You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA  02110
1-800-262-1122
website: www.eatonvance.com

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports):  at the SEC’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website (www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries:  You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon Investment Servicing (US) Inc.  If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address: Eaton Vance Funds P.O. Box 9653 Providence, RI 02940-9653	Overnight Mailing Address: Eaton Vance Funds 4400 Computer Drive Westborough, MA 01581	Phone Number: 1-800-262-1122 Monday – Friday 8:30 a.m. – 5:30 p.m. ET

The Investment Company Act No. for each Fund, except Eaton Vance Atlanta Capital Horizon Growth Fund, is 811-01241 and the Investment Company Act No. for Eaton Vance Atlanta Capital Horizon Growth Fund is 811-04015.

1832 2.1.15	© 2015 Eaton Vance Management

Eaton Vance AMT-Free Municipal Income Fund

Class A Shares - ETMBX Class B Shares - EBMBX  Class C Shares - ECMBX Class I Shares - EVMBX

Eaton Vance California Municipal Income Fund

Class A Shares - EACAX Class C Shares - ECCAX Class I Shares - EICAX

Eaton Vance Massachusetts Municipal Income Fund

Class A Shares - ETMAX Class C Shares - ECMMX Class I Shares - EIMAX

Eaton Vance National Municipal Income Fund

Class A Shares - EANAX Class B Shares - EVHMX Class C Shares - ECHMX Class I Shares - EIHMX

Eaton Vance New York Municipal Income Fund

Class A Shares - ETNYX Class B Shares - EVNYX Class C Shares - ECNYX Class I Shares - EINYX

Eaton Vance Ohio Municipal Income Fund

Class A Shares - ETOHX Class C Shares - ECOHX Class I Shares - EIOHX

Mutual funds seeking to provide tax-exempt income

Prospectus Dated
February 1, 2015

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders.  Please save it for reference.

Table of Contents

Fund Summaries	3
AMT-Free Fund	3
California Fund	7
Massachusetts Fund	11
National Fund	15
New York Fund	19
Ohio Fund	24
Important Information Regarding Fund Shares	28
Investment Objectives & Principal Policies and Risks	29
Management and Organization	32
Valuing Shares	33
Purchasing Shares	34
Sales Charges	37
Redeeming Shares	39
Shareholder Account Features	40
Additional Tax Information	41
Financial Highlights	44
AMT-Free Fund	44
California Fund	47
Massachusetts Fund	49
National Fund	51
New York Fund	54
Ohio Fund	57

Eaton Vance Municipal Income Funds

2

Prospectus dated February 1, 2015

Fund Summaries

Eaton Vance AMT-Free Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None(1)
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class A	Class B	Class C	Class I
Management Fees		0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	n/a
Interest Expense	0.09%
Expenses other than Interest Expense	0.12%
Other Expenses		0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		0.92%	1.67%	1.67%	0.67%

(1)

Shares purchased by shareholders who owned shares on December 31, 1997 will be subject to a sales charge as described under “Purchasing Shares” in this Prospectus.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 564	$ 754	$ 960	$ 1,553	$ 564	$ 754	$ 960	$ 1,553
Class B shares	$ 670	$ 926	$ 1,107	$ 1,777	$ 170	$ 526	$ 907	$ 1,777
Class C shares	$ 270	$ 526	$ 907	$ 1,976	$ 170	$ 526	$ 907	$ 1,976
Class I shares	$ 68	$ 214	$ 373	$ 835	$ 68	$ 214	$ 373	$ 835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the

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Prospectus dated February 1, 2015

interest on which is exempt from regular federal income tax (the “80% Policy”).  The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.  At least 65% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”).  The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may invest in securities in any rating category, including those in default.  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. There is no stated limit on the Fund’s use of derivatives.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire securities with shorter maturities.  The Fund’s portfolio often has a longer average maturity than is typical of many other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more states, territories or economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to minimize taxable capital gains to shareholders.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve’s action to end its quantitative easing stimulus program as well the possibility that it may unwind the program and/or initiate a policy to raise short term interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. Because the Fund is managed toward an income objective, it may hold more longer duration obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended .  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a fixed income security to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the

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Prospectus dated February 1, 2015

issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund ..  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.   Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.   Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.  Certain existing residual interest bonds will have to be restructured in order to comply with new banking regulations effective in July 2015 or otherwise unwound while other existing residual interest bonds must do so by July 2016.  There can be no assurance that existing residual interest bonds can be restructured or, if unwound, that the Fund will be able to reinvest assets from unwound residual interest bonds and achieve the same level of return.

Sector Risk.  Because the Fund may invest a significant portion of its assets in a state and/or U.S. territory and in certain types of municipal obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect that U.S. territory, sector or type of obligation and may fluctuate more than that of a more broadly diversified fund. General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues.

Risks of Principal Only Investments.  Principal only investments are municipal obligations which entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or the non-compliant conduct of a bond issuer. The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

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Prospectus dated February 1, 2015

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was 13.92% for the quarter ended September 30, 2009, and the lowest quarterly return was –12.90% for the quarter ended December 31, 2008.  For the 30 days ended September 30, 2014 , the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 43.40%) for Class A shares were 2.10 % and 3.71%, respectively, for Class B shares were 1.53% and 2.71%, respectively, for Class C shares were 1.47 % and 2.59%, respectively, and for Class I shares were 2.44 % and 4.30%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	7.97%	4.90%	3.70%
Class A Return After Taxes on Distributions	7.96%	4.90%	3.70%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	6.39%	4.80%	3.82%
Class B Return Before Taxes	7.59%	4.83%	3.44%
Class C Return Before Taxes	11.57%	5.15%	3.45%
Class I Return Before Taxes	13.64%	6.21%	4.47%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.73%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	15.39%	6.98%	5.42%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations), is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes.  If adjusted for such differences , returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Prospectus dated February 1, 2015

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Portfolio Manager.  The Fund is managed by Cynthia J. Clemson, Vice President of Eaton Vance, who has managed the Fund since 2005.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 28 of this Prospectus.

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Prospectus dated February 1, 2015

Eaton Vance California Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and California state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class A	Class C	Class I
Management Fees		0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees		0.25%	1.00%	n/a
Interest Expense	0.04%
Expenses Other than Interest Expense	0.16%
Other Expenses		0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		0.89%	1.64%	0.64%

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 562	$ 745	$ 945	$ 1,519	$ 562	$ 745	$ 945	$ 1,519
Class C shares	$ 267	$ 517	$ 892	$ 1,944	$ 167	$ 517	$ 892	$ 1,944
Class I shares	$ 65	$ 205	$ 357	$ 798	$ 65	$ 205	$ 357	$ 798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”),

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Prospectus dated February 1, 2015

or BBB or higher by either Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.  There is no stated limit on the Fund’s use of derivatives.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of many other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve’s action to end its quantitative easing stimulus program as well the possibility that it may unwind the program and/or initiate a policy to raise short term interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. Because the Fund is managed toward an income objective, it may hold more longer duration obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended .  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

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Prospectus dated February 1, 2015

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a fixed income security to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund ..  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.   Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.   Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.  Certain existing residual interest bonds will have to be restructured in order to comply with new banking regulations effective in July 2015 or otherwise unwound while other existing residual interest bonds must do so by July 2016.  There can be no assurance that existing residual interest bonds can be restructured or, if unwound, that the Fund will be able to reinvest assets from unwound residual interest bonds and achieve the same level of return.

Sector and Geographic Risk.  Because the Fund will invest a significant portion of its assets in obligations issued in a particular state and/or U.S. territory and may invest a significant portion of its assets in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues. Please refer to the Fund’s Statement of Additional Information for state-specific economic information as well as information about Puerto Rico, the U.S. Virgin Islands and Guam.

Risks of Principal Only Investments.  Principal only investments are municipal obligations which entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

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Prospectus dated February 1, 2015

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or the non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was 12.25% for the quarter ended September 30, 2009, and the lowest quarterly return was –10.81% for the quarter ended December 31, 2008.  For the 30 days ended September 30, 2014 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 50.93%) for Class A shares were 2.02 % and 4.11%, respectively, for Class C shares were 1.38 % and 2.80%, respectively, and for Class I shares were 2.37 % and 4.82%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	7.03%	4.64%	3.56%
Class A Return After Taxes on Distributions	7.03%	4.64%	3.52%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	5.69%	4.51%	3.67%
Class C Return Before Taxes	10.58%	4.89%	3.29%
Class I Return Before Taxes	12.58%	5.93%	4.24%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.73%
Barclays Capital 20 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	13.03%	6.53%	5.50%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.   The Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences , returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Prospectus dated February 1, 2015

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Portfolio Manager.  The Fund is managed by Craig R. Brandon, Vice President of Eaton Vance, who has managed the Fund since 2014.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 28 of this Prospectus.

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Prospectus dated February 1, 2015

Eaton Vance Massachusetts Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Massachusetts state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class A	Class C	Class I
Management Fees		0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees		0.20%	0.95%	n/a
Interest Expense	0.05%
Expenses other than Interest Expense	0.15%
Other Expenses		0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		0.78%	1.53%	0.58%

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 551	$ 712	$ 888	$ 1,395	$ 551	$ 712	$ 888	$ 1,395
Class C shares	$ 256	$ 483	$ 834	$ 1,824	$ 156	$ 483	$ 834	$ 1,824
Class I shares	$ 59	$ 186	$ 324	$ 726	$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”),

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Prospectus dated February 1, 2015

or BBB or higher by either Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.  There is no stated limit on the Fund’s use of derivatives.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of many other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve’s action to end its quantitative easing stimulus program as well the possibility that it may unwind the program and/or initiate a policy to raise short term interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. Because the Fund is managed toward an income objective, it may hold more longer duration obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended .  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

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Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a fixed income security to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund ..  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.   Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.   Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.  Certain existing residual interest bonds will have to be restructured in order to comply with new banking regulations effective in July 2015 or otherwise unwound while other existing residual interest bonds must do so by July 2016.  There can be no assurance that existing residual interest bonds can be restructured or, if unwound, that the Fund will be able to reinvest assets from unwound residual interest bonds and achieve the same level of return.

Sector and Geographic Risk.  Because the Fund will invest a significant portion of its assets in obligations issued in a particular state and/or U.S. territory and may invest a significant portion of its assets in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues. Please refer to the Fund’s Statement of Additional Information for state-specific economic information as well as information about Puerto Rico, the U.S. Virgin Islands and Guam.

Risks of Principal Only Investments.  Principal only investments are municipal obligations which entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

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Prospectus dated February 1, 2015

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or the non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was 12.48% for the quarter ended September 30, 2009, and the lowest quarterly return was –11.18% for the quarter ended December 31, 2008.  For the 30 days ended September 30, 2014 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 46.34%) for Class A shares were 1.99 % and 3.71%, respectively, for Class C shares were 1.35 % and 2.51%, respectively, and for Class I shares were 2.29 % and 4.27%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	6.23%	4.79%	3.45%
Class A Return After Taxes on Distributions	6.19%	4.76%	3.44%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	5.19%	4.62%	3.58%
Class C Return Before Taxes	9.75%	5.02%	3.18%
Class I Return Before Taxes	11.68%	5.99%	4.15%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.73%
Barclays Capital 20 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	13.03%	6.53%	5.50%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class B shares, which has since converted into another share class, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes).  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Prospectus dated February 1, 2015

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Portfolio Manager.  The Fund is managed by Craig R. Brandon, Vice President of BMR, who has managed the Fund since 2010.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 28 of this Prospectus.

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Prospectus dated February 1, 2015

Eaton Vance National Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class A	Class B	Class C	Class I
Management Fees		0.36%	0.36%	0.36%	0.36%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	n/a
Interest Expense	0.09%
Expenses other than Interest Expense	0.10%
Other Expenses		0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses		0.80%	1.55%	1.55%	0.55%

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 553	$ 718	$ 898	$ 1,418	$ 553	$ 718	$ 898	$ 1,418
Class B shares	$ 658	$ 890	$ 1,045	$ 1,643	$ 158	$ 490	$ 845	$ 1,643
Class C shares	$ 258	$ 490	$ 845	$ 1,845	$ 158	$ 490	$ 845	$ 1,845
Class I shares	$ 56	$ 176	$ 307	$ 689	$ 56	$ 176	$ 307	$ 689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least

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Prospectus dated February 1, 2015

65% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”).  The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. There is no stated limit on the Fund’s use of derivatives.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of many other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more states, territories or economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to alternative minimum tax.  The Fund may not be suitable for investors subject to the alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve’s action to end its quantitative easing stimulus program as well the possibility that it may unwind the program and/or initiate a policy to raise short term interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. Because the Fund is managed toward an income objective, it may hold more longer duration obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended .  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a fixed income security to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be

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Prospectus dated February 1, 2015

lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund ..  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.   Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.   Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.  Certain existing residual interest bonds will have to be restructured in order to comply with new banking regulations effective in July 2015 or otherwise unwound while other existing residual interest bonds must do so by July 2016.  There can be no assurance that existing residual interest bonds can be restructured or, if unwound, that the Fund will be able to reinvest assets from unwound residual interest bonds and achieve the same level of return.

Sector Risk.  Because the Fund may invest a significant portion of its assets in a state and/or U.S. territory and in certain types of municipal obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect that U.S. territory, sector or type of obligation and may fluctuate more than that of a more broadly diversified fund. General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues.

Risks of Principal Only Investments.  Principal only investments are municipal obligations which entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or the non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the

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Prospectus dated February 1, 2015

Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was 16.49% for the quarter ended September 30, 2009, and the lowest quarterly return was –18.78% for the quarter ended December 31, 2008.  For the 30 days ended September 30, 2014 , the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 43.40%) for Class A shares were 2.56 % and 4.52%, respectively, for Class B shares were 1.98 % and 3.50%, respectively, for Class C shares were 1.95 % and 3.45%, respectively, and for Class I shares were 2.99 % and 5.29%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	9.38%	4.99%	3.57%
Class A Return After Taxes on Distributions	9.31%	4.95%	3.54%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	7.25%	4.93%	3.79%
Class B Return Before Taxes	8.98%	4.90%	3.29%
Class C Return Before Taxes	12.98%	5.23%	3.29%
Class I Return Before Taxes	14.99%	6.27%	4.33%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.73%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	15.39%	6.98%	5.42%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Portfolio Managers

Thomas M. Metzold, Vice President of BMR, has managed the Fund since 1993.

Craig R. Brandon, Vice President of BMR, has managed the Fund since 2013.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 28 of this Prospectus.

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Prospectus dated February 1, 2015

Eaton Vance New York Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and New York state and New York City personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class A	Class B	Class C	Class I
Management Fees		0.41%	0.41%	0.41%	0.41%
Distribution and Service (12b-1) Fees		0.20%	0.95%	0.95%	n/a
Interest Expense	0.06%
Expenses other than Interest Expense	0.12% (0.13% for Class B)
Other Expenses		0.18%	0.19%	0.18%	0.18%
Total Annual Fund Operating Expenses		0.79%	1.55%	1.54%	0.59%

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 552	$ 715	$ 893	$ 1,406	$ 552	$ 715	$ 893	$ 1,406
Class B shares	$ 658	$ 890	$ 1,045	$ 1,641	$ 158	$ 490	$ 845	$ 1,641
Class C shares	$ 257	$ 486	$ 839	$ 1,834	$ 157	$ 486	$ 839	$ 1,834
Class I shares	$ 60	$ 189	$ 329	$ 738	$ 60	$ 189	$ 329	$ 738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least

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Prospectus dated February 1, 2015

investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.  There is no stated limit on the Fund’s use of derivatives.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of many other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve’s action to end its quantitative easing stimulus program as well the possibility that it may unwind the program and/or initiate a policy to raise short term interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. Because the Fund is managed toward an income objective, it may hold more longer duration obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended .  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

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Prospectus dated February 1, 2015

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a fixed income security to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund ..  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.   Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.   Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.  Certain existing residual interest bonds will have to be restructured in order to comply with new banking regulations effective in July 2015 or otherwise unwound while other existing residual interest bonds must do so by July 2016.  There can be no assurance that existing residual interest bonds can be restructured or, if unwound, that the Fund will be able to reinvest assets from unwound residual interest bonds and achieve the same level of return.

Sector and Geographic Risk.  Because the Fund will invest a significant portion of its assets in obligations issued in a particular state and/or U.S. territory and may invest a significant portion of its assets in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues. Please refer to the Fund’s Statement of Additional Information for state-specific economic information as well as information about Puerto Rico, the U.S. Virgin Islands and Guam.

Risks of Principal Only Investments.  Principal only investments are municipal obligations which entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

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Prospectus dated February 1, 2015

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or the non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was 11.96 % for the quarter ended September 30, 2009, and the lowest quarterly return was – 14.68 % for the quarter ended December 31,2008.  For the 30 days ended September 30, 2014 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 48.39%) for Class A shares were 1.93 % and 3.73%, respectively, for Class B and Class C shares were 1.28 % and 2.48%, respectively, and for Class I shares were 2.22 % and 4.30%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	5.53%	4.92%	3.64%
Class A Return After Taxes on Distributions	5.53%	4.92%	3.61%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	4.85%	4.78%	3.76%
Class B Return Before Taxes	5.02%	4.83%	3.38%
Class C Return Before Taxes	9.02%	5.16%	3.36%
Class I Return Before Taxes	11.07%	6.18%	4.29%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.73%
Barclays Capital 20 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	13.03%	6.53%	5.50%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The  Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Prospectus dated February 1, 2015

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Portfolio Manager.  The Fund is managed by Craig Brandon, Vice President of BMR, who has managed the Fund since 2005.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 28 of this Prospectus.

Eaton Vance Municipal Income Funds

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Prospectus dated February 1, 2015

Eaton Vance Ohio Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Ohio state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class A	Class C	Class I
Management Fees		0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.20%	0.95%	n/a
Interest Expense	0.04%
Expenses other than Interest Expense	0.10% (0.11% for Class I)
Other Expenses		0.14%	0.14%	0.15%
Total Annual Fund Operating Expenses		0.73%	1.48%	0.54%

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 % return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 546	$ 697	$ 862	$ 1,338	$ 546	$ 697	$ 862	$ 1,338
Class C shares	$ 251	$ 468	$ 808	$ 1,768	$ 151	$ 468	$ 808	$ 1,768
Class I shares	$ 55	$ 173	$ 302	$ 677	$ 55	$ 173	$ 302	$ 677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by

Eaton Vance Municipal Income Funds

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Prospectus dated February 1, 2015

the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.  There is no stated limit on the Fund’s use of derivatives.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more.  The Fund’s portfolio often has a longer average maturity than is typical of many other funds that invest primarily in municipal obligations.  As a result, the interest rate risk described below may be more significant for the Fund.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments ..  Fixed income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve’s action to end its quantitative easing stimulus program as well the possibility that it may unwind the program and/or initiate a policy to raise short term interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance .

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. Because the Fund is managed toward an income objective, it may hold more longer duration obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended .  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

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Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a fixed income security to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund ..  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.   Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.   Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Risk of Residual Interest Bonds.  The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.  Certain existing residual interest bonds will have to be restructured in order to comply with new banking regulations effective in July 2015 or otherwise unwound while other existing residual interest bonds must do so by July 2016.  There can be no assurance that existing residual interest bonds can be restructured or, if unwound, that the Fund will be able to reinvest assets from unwound residual interest bonds and achieve the same level of return.

Sector and Geographic Risk.  Because the Fund will invest a significant portion of its assets in obligations issued in a particular state and/or U.S. territory and may invest a significant portion of its assets in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues. Please refer to the Fund’s Statement of Additional Information for state-specific economic information as well as information about Puerto Rico, the U.S. Virgin Islands and Guam.

Risks of Principal Only Investments.  Principal only investments are municipal obligations which entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

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Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities or the non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was 10.91% for the quarter ended September 30, 2009, and the lowest quarterly return was -7.44% for the quarter ended December 31, 2010.  For the 30 days ended September 30, 2014 , the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 46. 42%) for Class A shares were 2.21 % and 4.12%, respectively, for Class C shares were 1.57 % and 2.93%, respectively, and for Class I shares were 2.48 % and 4.63%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	5.78%	3.79%	3.76%
Class A Return After Taxes on Distributions	5.76%	3.79%	3.76%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	5.02%	3.84%	3.83%
Class C Return Before Taxes	9.24%	4.00%	3.49%
Class I Return Before Taxes	11.27%	4.97%	4.35%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.73%
Barclays Capital 20 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	13.03%	6.53%	5.50%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Class C performance shown above for the period prior to February 3, 2006 (commencement of operations) is the performance of Class B shares, which has since converted into another share class, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences , returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Management

Investment Adviser.  Boston Management and Research (“BMR”).

Portfolio Manager.  The Fund is managed by Cynthia J. Clemson, Vice President of BMR, who has managed the Fund since 2014 .

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 28 of this Prospectus.

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Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122.  The minimum initial purchase or exchange into a Fund is $1,000 for each Class (with the exception of Class I) and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

Tax Information

Each Fund’s distributions are expected to be exempt from regular federal income tax and, with the exception of AMT-Free Fund and National Fund, the state taxes specified in the Fund’s objective. However, the Fund may also distribute taxable income to the extent that it invests in taxable municipal obligations.  Distributions of any net realized gains are expected to be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), a Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objectives & Principal Policies and Risks

Each Fund is permitted to engage in the following investment practices to the extent set forth in “Fund Summaries” above. References to the “Fund” below are to each Fund, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in Fund Summaries.  Set forth below is additional information about such policies and risks of the Fund described in Fund Summaries above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Municipal Obligations.  Municipal obligations include bonds, notes, floating-rate notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes. General obligation bonds issued by municipalities can be adversely affected by economic downturns and the resulting decline in tax revenues, pension funding risk, other post-employment benefit risk, budget imbalances, taxing ability risk, lack of political willpower and federal funding risk, among others.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed and can be adversely affected by the negative economic viability of the facility or revenue source.  Municipal obligations also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations.

Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. The values of zero coupon bonds and principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.  The Fund accrues income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for income distributions.

The interest on municipal obligations is (in the opinion of the issuer’s counsel) exempt from regular federal income tax and the state taxes each Fund seeks to avoid as stated in each state Fund's objective. AMT-Free Fund will not invest in an obligation if the interest on that obligation is subject to the AMT. For each Fund (excluding the AMT-Free Fund), interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the “AMT”) for individuals. Distributions to corporate investors also may be subject to the AMT. Each Fund (with the exception of AMT-Free Fund) may not be suitable for investors subject to the AMT.

Credit Quality.  Rating agencies are private services that provide ratings of the credit quality of certain fixed income securities.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating.  The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (for example, BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.  If a security is rated differently by rating agencies, the higher rating will be used for any Fund rating restrictions.

Duration.  Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates.  Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.  A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration.  Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures.  Various techniques may be used to shorten or lengthen Fund duration.  As the value of a security changes over time, so will its duration.

Derivatives.  The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”).  Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing derivatives positions.  The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

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Certain derivative transactions may give rise to a form of leverage.  The Fund is required to segregate or “earmark” liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

Residual Interest Bonds.  Residual interest bonds are issued by a trust (the “trust”) that holds municipal securities and the value of the residual interest bonds is derived from the value of such securities. The trust also issues floating rate notes to third parties that may be senior to the residual interest bonds. Residual interest bonds make interest payments to holders that bear an inverse relationship to the interest rate paid on the floating rate notes. As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense. While residual interest bonds create leverage risk, they do not constitute borrowings for purposes of the Fund’s restrictions on borrowings.

Futures Contracts.  The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price.  The Fund also is authorized to purchase or sell call and put options on futures contracts.  The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Interest Rate Swaps.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments.  Interest rate swaps involve counterparty risk and the risk of imperfect correlation.

Credit Default Swaps.  Credit default swap agreements (“CDS”) enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument).  The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument. In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that the Fund may be required to purchase securities or other instruments to meet delivery obligations.  The Fund may have difficulty, be unable or may incur additional costs to acquire such securities or instruments.

Total Return Swaps.  In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread.  These transactions involve risks, including counterparty risk.

Credit Linked Notes, Credit Options and Similar Investments.  Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve risks, including counterparty risk.

Forward Rate Agreements.  Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.  These transactions involve risks, including counterparty risk.

Maturity.  Many obligations permit the issuer at its option to “call,” or redeem, its securities. As such, the effective maturity of an obligation may be reduced as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features.

U.S. Treasury and Government Agency Securities. U.S. Treasury securities (“Treasury Securities”) include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance.   U.S. Government Agency Securities (“Agency Securities”) include obligations issued or guaranteed by U.S. Government agencies or instrumentalities and government-sponsored enterprises.  Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality.  While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are not issued and may not be guaranteed by the U.S. Treasury.  To the extent that the Fund invests in securities

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of government-sponsored enterprises, the Fund will be subject to the risks unique to such entities.  Government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”), the Private Export Funding Corporation (“PEFCO”), the Federal Deposit Insurance Corporation (“FDIC”), the Federal Farm Credit Banks (“FFCB”) and the Tennessee Valley Authority (“TVA”), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government.  The U.S. Government has provided financial support to Fannie Mae and Freddie Mac in the past, but there can be no assurance that it will support these or other government-sponsored enterprises in the future.  Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Build America Bonds.  Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reimbursement Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.   The Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds).  Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax.  Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid.  Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received.  The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity.  The Fund does not expect to receive (or , if received, pass through to shareholders) tax credits as a result of its investments.  The federal interest subsidy or tax credit continues for the life of the bonds.

Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds.  Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds.  Build America Bonds may provide a lower net cost of funds to issuers.  Pursuant to the Act, the issuance of Build America Bonds ceased on December 31, 2010.  As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Borrowing.  The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).  The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents.  The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

Illiquid Securities.  The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities.  Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include securities eligible for resale pursuant to Rule 144A thereunder.  Certain Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Issuer Diversification.  A “non-diversified” fund can invest more of its assets in a smaller number of issuers than diversified funds. Concentrating investments could result in greater potential losses than for funds investing in a broader variety of issuers.  However, the Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. This requires the Fund to limit its investments so that, at the end of each fiscal quarter, at least 50% of the Fund’s total assets are invested in (i) cash and cash items, U.S. Government securities and securities of other regulated investment companies, and (ii) single issuers that are less than 5% of the total assets of the Fund and not more than 10% of the outstanding voting shares of the issuer.  In addition, at the end of each fiscal quarter, no single issuer (excluding cash and cash items, U.S. Government securities and securities of other regulated investment companies) investment can exceed 25% of the Fund’s total assets.

General. Unless otherwise stated, the Fund's investment objective and certain other policies may be changed without shareholder approval. Shareholders will receive 60 days' written notice of any material change in the investment objective. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which

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may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s annual operating expenses are expressed as a percentage of the Fund’s average daily net assets and may change as Fund assets increase and decrease over time.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse effect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.  With the increased use of technologies by Fund service providers, such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks.

The Fund’s 80% Policy only may be changed with shareholder approval.

The Fund's investment policies include a provision allowing the Fund to invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such companies have investment objectives, policies and restrictions that are consistent with those of the Fund.  Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in one or more such investment companies at any time without shareholder approval.

Management and Organization

Management.  The investment adviser of each Fund except the AMT-Free Fund is Boston Management and Research (“BMR”), an indirect subsidiary of Eaton Vance Corp. (“EVC”). The investment adviser of the AMT-Free Fund is Eaton Vance Management (“Eaton Vance”), a wholly-owned subsidiary of EVC.  Eaton Vance and BMR have offices at Two International Place Boston, MA 02110.  Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $ 290 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Fund.  Under its investment advisory agreement with each Fund, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee.  The fees are applied on the basis of the following categories. Categories (1) and (2) below do not apply to the AMT-Free Fund, California Fund or the National Fund and Category (3) is for daily net assets of the AMT-Free Fund, California Fund and the National Fund of up to $500 million.

Category	Daily Net Assets	Annual Asset Rate	Daily Income Rate
1	up to $20 million	0.100%	1.00%
2	$20 million but less than $40 million	0.200%	2.00%
3	$40 million but less than $500 million	0.300%	3.00%
4	$500 million but less than $1 billion	0.275%	2.75%
5	$1 billion but less than $1.5 billion	0.250%	2.50%
6	$1.5 billion but less than $2 billion	0.225%	2.25%
7	$2 billion but less than $3 billion	0.200%	2.00%
8	$3 billion and over	0.175%	1.75%

For the fiscal year ended September 30, 2014 , the effective annual rate of investment advisory fees paid to BMR based on average daily net assets of each Fund are stated below.

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Fund	Net Assets on September 30, 2014	Advisory Fee
AMT-Free	$341,651,442	0.46%
California	$154,311,438	0.44%
Massachusetts	$159,814,673	0.38%
National	$3,501,433,816	0.36%
New York	$333,511,315	0.41%
Ohio	$161,554,359	0.39%

Each Fund’s annual shareholder report covering the fiscal period ended September 30 provides information regarding the basis for the Trustees’ approval of each Fund’s investment advisory agreement.

Cynthia J. Clemson is the portfolio manager of the AMT-Free Fund (since November 1, 2005 ) and the Ohio Fund (since March 3, 2014).  Craig Brandon is the portfolio manager of the California Fund (since January 1, 2014), Massachusetts Fund (since February 2010), the New York Fund (since October 17, 2005) and a portfolio manager of the National Fund (since August 1, 2013).  Thomas M. Metzold is a portfolio manager of the National Fund (since 1993).   Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities.  Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement.  For its services under the agreement , Eaton Vance receives an aggregate fee from such funds equal to the lesser of $2.5 million or its actual expenses incurred in performing such services.

Organization. Each Fund, except AMT-Free Fund, is a series of Eaton Vance Municipals Trust. AMT-Free Fund is a series of Eaton Vance Mutual Funds Trust. Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust are Massachusetts business trusts. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights.  The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus any applicable sales charge), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments.   Pursuant to the procedures, municipal obligations are normally valued on the basis of valuations furnished by a pricing service, which may use matrix pricing and valuation models to derive values.  The pricing service considers various factors relating to bonds and market transactions to determine value.  It is possible that the value realized on the sale of a security may be different from the value previously determined for a particular security.  Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.  In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  The investment adviser expects to use fair value pricing for municipal

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obligations under limited circumstances, such as when an obligation is not priced by the pricing service or is in default.  Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address).  Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by a Fund’s transfer agent.  A Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value.  If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you.

Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason.   The funds sponsored by the Eaton Vance organization (the “Eaton Vance funds ”) do not accept investments from residents of the European Union or Switzerland.  The funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter.  The Funds do not issue share certificates.

As used throughout this Prospectus, the term “employer sponsored retirement plan” includes the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); ERISA covered 403(b) plan; Taft–Hartley multi-employer plan; and non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements). Individual Retirement Accounts are not employer sponsored retirement plans for purposes of this definition.

Class A, Class B and Class C Shares

Your initial investment must be at least $1,000. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions.  After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address).  Please include your name and account number and the name of the Fund and Class of shares with each investment.  You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com.  Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested (provided the request is submitted no later than the close of regular trading on the Exchange).  For more information about purchasing shares through the Internet, please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time).

You may make automatic investments of $50 or more each month or each quarter from your bank account.  You can establish bank automated investing on the account application or by providing written instructions.  Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time) for further information.  The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts , certain group purchase plans (including proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform.  Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans ..  Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers.  Your initial investment must be at least $250,000.  Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account.  You may make automatic investments of $50 or more each month or each quarter from your bank account.  You can establish bank automated investing on the account application or by providing written instructions.  Please call 1-800-262-1122  Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) employer sponsored retirement plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I

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shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire.  To make an initial investment by wire, you must complete an account application and telephone Eaton Vance Shareholder Services at 1-800-262-1122  to be assigned an account number.  You may request an account application by calling 1-800-262-1122  Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time).  Shareholder Services must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing.  The Funds are not intended for excessive trading or market timing.  Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall.  By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management.  In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain municipal obligations) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”).  The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”).  The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Funds.

The Boards of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, an Eaton Vance fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares.  “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence.  Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the policies, each Fund or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund.  Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading.  Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.  Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders.  No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions (to the extent permitted by a fund’s prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns:

•

transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

•

transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•

transactions made by model-based discretionary advisory accounts; or

•

transactions made by an Eaton Vance fund that is structured as a “fund-of-funds,” provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies.

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It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries.  The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund.  Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund.  Such policy may be more or less restrictive than a Fund’s policy.  Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified.  Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies.  Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices due to differences in class expenses.  A share class also may be subject to a sales charge.  In choosing the class of shares that suits your investment needs, you should consider:

•

how long you expect to own your shares;

•

how much you intend to invest; and

•

the total operating expenses associated with owning each class.

Each investor’s considerations are different.  You should speak with your financial intermediary to help you decide which class of shares is best for you.  Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%.  This charge is deducted from the amount you invest.  The Class A sales charge is reduced for purchases of $50,000 or more.  The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below.  Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below.  Class A shares pay distribution and service fees equal to 0.20% (0.25% for the AMT-Free, California and National Funds) annually of average daily net assets.

Class B shares are offered at net asset value with no front-end sales charge, but are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions.  If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC ..”  The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below.  The CDSC is deducted from your redemption proceeds.  Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder).  See “CDSC Waivers” under “Sales Charges” below.  Class B shares pay distribution and service fees equal to 0.95% (1.00% for the AMT-Free and National Funds) annually of average daily net assets. Class B shares automatically convert to Class A shares eight years after purchase.

Class C shares are offered at net asset value with no front-end sales charge.  If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC.  The CDSC is deducted from your redemption proceeds.  Under certain circumstances, the CDSC for Class C may be waived (such as certain redemptions from employer sponsored retirement plans ).  See “CDSC Waivers” under “Sales Charges” below.  Class C shares pay distribution and service fees equal to 0.95% (1.00% for the AMT-Free, California and National Funds) annually of average daily net assets.  Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate market value of all Eaton Vance fund shares held within the purchasing shareholder’s account (s)) is $1 million or more Investors considering cumulative purchases of $1 million or more should consider whether another Class of shares would be more appropriate and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform.  Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans ..  Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

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Payments to Financial Intermediaries. In addition to payments disclosed under “Sales Charges” below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs.  Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary.  Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds.  The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds.  As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge.  Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment.  The current sales charge schedule is:

Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as Percentage of Offering Price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $5,000,000	0.00**	0.00**	TIERED**
$5,000,000 or more	0.00**	0.00**	TIERED**

*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**

No sales charge is payable at the time of purchase on investments of $1 million or more.   The principal underwriter will pay a commission to financial intermediaries on sales of $1 million or more as follows: 0.75% on amounts of $1 million or more but less than $5 million; plus 0.50% on amounts of $5 million or more.   A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

Reducing or Eliminating Class A Sales Charges.  Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention.  To receive a reduced sales charge, you must inform your financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction.  If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation.  Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more.  Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be included under the right of accumulation.  Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts.  In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including employer sponsored retirement plans and Individual Retirement Accounts) may be combined for purposes of the right of accumulation.  Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants.  You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention.  Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges.  Shares eligible under the right of accumulation (other than those included in employer sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention.

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Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.  A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to employer sponsored retirement plans, and to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers.   Such clients may include individuals, corporations, endowments and foundations.  Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information.  Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested.  See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge.  Class A, Class B and Class C shares are subject to a CDSC on certain redemptions.  The CDSC generally is paid to the principal underwriter.  Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase.  Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption.  Shares acquired through the reinvestment of distributions are exempt from the CDSC.  Redemptions are made first from shares that are not subject to a CDSC.

First or Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh or following	0%

The sales commission payable to financial intermediaries in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”).  The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature.  After eight years, Class B shares automatically convert to Class A shares.  Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees.  Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”).  Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually.  Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges.  The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares.  After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees.  Class B and Class C shares also pay service fees to the principal underwriter equal to 0.20% (0.25% for the AMT-Free, California and National Funds) of average daily net assets annually.  Class A shares pay distribution and service fees equal to 0.20% (0.25% for the AMT-Free, California and National Funds) of average daily net assets annually.  After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive 0.20% (0.25% for the AMT-Free, California and National Funds) annually of average daily net assets based on the value of shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries.  Although there is no present intention to do so, (except with respect to California Fund Class A and Class C shares and the AMT-Free and National Funds Class A, Class B and Class C shares) Class A, Class B and Class C could pay service fees of up to 0.25% annually upon Trustee approval.  Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

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More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information.  Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent (see back cover for address). The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required.   Circumstances that may require a Medallion signature guarantee include, but are not limited to, requests to distribute redemption proceeds to a party other than the registered account owner(s); requests to mail redemption proceeds to an address other than the address of record; requests to distribute proceeds to a bank account not on file; or transaction requests from an account beneficiary when an account owner is deceased.  You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.).  Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted.  You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

The Funds' transfer agent or your financial intermediary must receive your redemption in proper form (meaning that it is complete and contains all necessary information) no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your redemption to be effected at that day’s net asset value .  Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld.  Payments will be sent by regular mail.  However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account.  The bank designated may be any bank in the United States.  The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address).  Certain redemption requests including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements may require additional documentation and may be redeemed only by mail.  You may be required to pay the costs of such transaction by a Fund or your bank.  No costs are currently charged by a Fund.  However, charges may apply for expedited mail delivery services.  Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date.  If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days.  If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities.  If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

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Prospectus dated February 1, 2015

Shareholder Account Features

Distributions.  You may have your Fund distributions paid in one of the following ways:

• Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
• Partial Reinvest Option	Dividends are paid in cash * and capital gains are reinvested in additional shares.
• Cash Option	Distributions are paid in cash. *
• Exchange Option

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus.  Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

*

If any distribution check remains uncashed for six months, the amount represented by the check will be invested in Fund shares at the then-current net asset value of the Fund and all future distributions will be reinvested.

Information about the Funds.  From time to time, you may receive the following:

•

Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•

Periodic account statements, showing recent activity and total share balance.

•

Tax information needed to prepare your income tax returns.

•

Proxy materials, in the event a shareholder vote is required.

•

Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically.  For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics.  A description of these policies and procedures is provided below and additionally in the Statement of Additional Information.  Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q.  Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov).  The most recent fiscal quarter-end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com).  Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end.   Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten business days after the period and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Withdrawal Plan.  You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan.  Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance.  Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege.  You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund.  For purposes of exchanges among Eaton Vance funds, Class A and Class I shares are deemed to be the same as Investor Class and Institutional Class shares, respectively, of other Eaton Vance funds. Exchanges are made at net asset value.  If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.  For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied.

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Prospectus dated February 1, 2015

Before exchanging, you should read the prospectus of the new fund carefully.  Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus.  If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122.  Periodic automatic exchanges are also available.  The exchange privilege may be changed or discontinued at any time.  You will receive at least 60 days’ notice of any material change to the privilege.  This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason.  For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares.” Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of one class for shares of another class of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.

Reinvestment Privilege.  If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase.  Reinvestment requests must be in writing.  At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege.  If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions.  You can redeem or (if permitted) exchange shares by telephone as described in this Prospectus.  In addition, certain transactions may be conducted through the Eaton Vance website.  The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information).  As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions.  You may decline the telephone redemption option on the account application.  Telephone instructions are recorded.

“Street Name” Accounts.  If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.  Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information.  You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund and certain features may be subject to different requirements.  If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts.  To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations.  When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number.  You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases.  Other information or documents may be required to open accounts for corporations and other entities.  Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above.  If a person fails to provide the information requested, any application by that person to open a new account will be rejected.  Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities.  If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined.  If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.  Each Fund has also designated an anti-money laundering compliance officer.

Account Questions.  If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time), or write to the transfer agent (see back cover for address).

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Additional Tax Information

Each Fund declares distributions daily and ordinarily pays distributions monthly.  Different Classes of a Fund may distribute different amounts.  Your account will be credited with distributions beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent.  For tax purposes, the entire monthly distribution of the Fund’s daily distributions ordinarily will constitute tax-exempt income to you.  The Fund intends to distribute any net realized gains annually (usually in December).  The exemption of “exempt-interest dividend” income from regular federal income taxation does not necessarily result in similar exemptions of such income under state or local tax laws.

The unearned income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax.  For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly).  Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities.  Net investment income is reduced by deductions “properly allocable” to this income.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income.  A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax.  The rate of tax on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund.  Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income.  Distributions of any net gains from investments held for more than one year are taxable as long-term capital gains.  Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation’s AMT liability.  Each Fund’s distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares.  A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

A Fund may be required to withhold, for U.S. federal income tax purposes, 28% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to the AMT, should consult with their tax advisors concerning the applicability of federal, state, local and other taxes to an investment.  Additional information about state taxes is provided below.

California.  Under California law, provided that at least 50 percent of the assets of the California Fund at the close of each quarter of its taxable year consist of obligations the interest on which is exempt from taxation by the State of California, dividends (i) paid by the California Fund in an amount not exceeding the interest received by the California Fund on such obligations during the California Fund’s taxable year, and (ii) reported by it as exempt-interest dividends (in written statements furnished to the California Fund’s shareholders ) are treated as exempt-interest dividends, which are exempt from California personal income tax on individuals who reside in California.  All other distributions, including distributions of capital gains, are taxable under the California personal income tax.  Distributions made by the California Fund, including both exempt-interest dividends and capital gains, are included in the tax base for purposes of the California franchise tax on corporations.

Massachusetts.  The Massachusetts Fund’s interest distributions attributable to Massachusetts obligations (debt obligations issued by The Commonwealth of Massachusetts or its political subdivisions, including agencies or instrumentalities thereof), Possessions obligations (debt obligations issued by the Governments of Puerto Rico, Guam, or the United States Virgin Islands) or United States obligations can be excluded from Massachusetts gross income for Massachusetts personal income tax purposes.  Distributions properly designated as capital gain dividends and attributable to gains realized on the sale of certain Massachusetts tax-exempt obligations issued pursuant to statutes that specifically exempt such gains from Massachusetts taxation will also be exempt from Massachusetts personal income tax.  Other distributions from the Massachusetts Fund that are included in a

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Prospectus dated February 1, 2015

shareholder’s federal gross income, including distributions of net long-term capital gains not described in the preceding sentence and net short-term capital gains, are generally not exempt from Massachusetts personal income tax.

Distributions from the Massachusetts Fund and the value of the shares of the Massachusetts Fund may be subject to the Massachusetts excise tax on corporations.

New York.  Under New York law, dividends paid by the New York Fund are exempt from New York State and New York City personal income tax applicable to individuals who reside in New York State and/or City to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, or the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Other distributions from the New York Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State or City personal income tax.

Ohio.  In the opinion of special tax counsel to the Ohio Fund, under Ohio law dividends paid by the Ohio Fund, to the extent that such dividends are properly attributable to interest on obligations issued by or on behalf of the State of Ohio or its political subdivisions, or the agencies or instrumentalities thereof (“Ohio Obligations”), are exempt from all Ohio state and local taxation, except the estate tax, the domestic insurance company tax, the dealers in intangibles tax, the tax levied on the basis of the total equity capital of financial institutions, and the net worth basis of the corporate franchise tax.  The foregoing conclusion regarding Ohio state and local taxation is based on the assumption that the Ohio Fund will continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and that at all times at least 50% of the value of total assets of the Ohio Fund will consist of Ohio Obligations or similar obligations of other states or their subdivisions.

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Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value).  This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The report of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	AMT-Free Fund
	Year Ended September 30,
	2014				2013
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$8.670	$8.620	$8.620	$9.470	$9.600	$9.540	$9.550	$10.480
Income (Loss) From Operations
Net investment income(1)	$0.395	$0.326	$0.326	$0.455	$0.400	$0.326	$0.327	$0.463
Net realized and unrealized gain (loss)	0.677	0.667	0.677	0.737	(0.934)	(0.922)	(0.933)	(1.015)
Total income (loss) from operations	$1.072	$0.993	$1.003	$1.192	$(0.534)	$(0.596)	$(0.606)	$(0.552)
Less Distributions
From net investment income	$(0.392)	$(0.323)	$(0.323)	$(0.452)	$(0.396)	$(0.324)	$(0.324)	$(0.458)
Total distributions	$(0.392)	$(0.323)	$(0.323)	$(0.452)	$(0.396)	$(0.324)	$(0.324)	$(0.458)
Net asset value - End of year	$9.350	$9.290	$9.300	$10.210	$8.670	$8.620	$8.620	$9.470
Total Return(2)	12.63%	11.73%	11.84%	12.99%	(5.75)%	(6.42)%	(6.51)%	(5.46)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$200,408	$1,647	$37,193	$102,404	$224,506	$2,893	$40,823	$99,553
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.83%	1.58%	1.58%	0.58%	0.83%	1.58%	1.58%	0.58%
Interest and fee expense(4)	0.09%	0.09%	0.09%	0.09%	0.11%	0.11%	0.11%	0.11%
Total expenses(7)	0.92%	1.67%	1.67%	0.67%	0.94%	1.69%	1.69%	0.69%
Net investment income	4.40%	3.67%	3.65%	4.64%	4.26%	3.49%	3.52%	4.52%
Portfolio Turnover	24%	24%	24%	24%	31%	31%	31%	31%

(See footnotes on last page.)

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Financial Highlights (continued)

	AMT-Free Fund
	Period Ended September 30,				Year Ended December 31,
	2012(9)				2011
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year/period	$8.840	$8.780	$8.790	$9.660	$8.320	$8.270	$8.280	$9.090
Income (Loss) From Operations
Net investment income(1)	$0.296	$0.242	$0.242	$0.341	$0.437	$0.372	$0.371	$0.500
Net realized and unrealized gain (loss)	0.758	0.758	0.758	0.819	0.505	0.495	0.496	0.554
Total income (loss) from operations	$1.054	$1.000	$1.000	$1.160	$0.942	$0.867	$0.867	$1.054
Less Distributions
From net investment income	$(0.294)	$(0.240)	$(0.240)	$(0.340)	$(0.422)	$(0.357)	$(0.357)	$(0.484)
Total distributions	$(0.294)	$(0.240)	$(0.240)	$(0.340)	$(0.422)	$(0.357)	$(0.357)	$(0.484)
Net asset value - End of year/period	$9.600	$9.540	$9.550	$10.480	$8.840	$8.780	$8.790	$9.660
Total Return(2)	12.06%(5)	11.50%(5)	11.49%(5)	12.27%(5)	11.68%	10.76%	10.76%	11.87%
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$293,544	$5,236	$50,099	$125,642	$299,566	$7,771	$43,863	$101,762
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.84%(3)	1.59%(3)	1.59%(3)	0.59%(3)	0.85%	1.61%	1.61%	0.60%
Interest and fee expense(4)	0.11%(3)	0.11%(3)	0.11%(3)	0.11%(3)	0.12%	0.12%	0.12%	0.12%
Total expenses(7)	0.95%(3)	1.70%(3)	1.70%(3)	0.70%(3)	0.97%	1.73%	1.73%	0.72%
Net investment income	4.24%(3)	3.50%(3)	3.48%(3)	4.48%(3)	5.19%	4.46%	4.42%	5.42%
Portfolio Turnover	26%(5)	26%(5)	26%(5)	26%(5)	20%	20%	20%	20%

(See footnotes on last page.)

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Prospectus dated February 1, 2015

Financial Highlights (continued)

	AMT-Free Fund
	Year Ended December 31,
	2010				2009
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$8.800	$8.740	$8.750	$9.610	$7.030	$6.980	$6.990	$7.670
Income (Loss) From Operations
Net investment income(1)	$0.436	$0.368	$0.367	$0.500	$0.429	$0.365	$0.365	$0.491
Net realized and unrealized gain (loss)	(0.487)	(0.477)	(0.475)	(0.528)	1.763	1.755	1.755	1.932
Total income (loss) from operations	$(0.051)	$(0.109)	$(0.108)	$(0.028)	$2.192	$2.120	$2.120	$2.423
Less Distributions
From net investment income	$(0.429)	$(0.361)	$(0.362)	$(0.492)	$(0.422)	$(0.360)	$(0.360)	$(0.483)
Total distributions	$(0.429)	$(0.361)	$(0.362)	$(0.492)	$(0.422)	$(0.360)	$(0.360)	$(0.483)
Net asset value - End of year	$8.320	$8.270	$8.280	$9.090	$8.800	$8.740	$8.750	$9.610
Total Return(2)	(0.79)%	(1.43)%	(1.42)%	(0.50)%	31.71%	30.80%	30.76%	31.98%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$345,914	$13,078	$50,369	$130,202	$464,221	$19,252	$56,641	$196,069
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.83%	1.58%	1.57%	0.57%	0.84%	1.59%	1.59%	0.59%
Interest and fee expense(4)	0.13%	0.13%	0.13%	0.13%	0.11%	0.11%	0.11%	0.11%
Total expenses(7)	0.96%	1.71%	1.70%	0.70%	0.95%	1.70%	1.70%	0.70%
Net investment income	4.90%	4.16%	4.14%	5.14%	5.20%	4.47%	4.44%	5.43%
Portfolio Turnover	15%	15%	15%	15%	46%	46%	46%	46%

(See footnotes on last page.)

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Financial Highlights (continued)

	California Fund
	Year Ended September 30,
	2014			2013
	Class A	Class C	Class I	Class A	Class C	Class I
Net asset value - Beginning of year	$9.580	$8.860	$9.590	$10.410	$9.630	$10.420
Income (loss) from operations
Net investment income(1)	$0.394	$0.296	$0.419	$0.377	$0.278	$0.402
Net realized and unrealized gain (loss)	0.647	0.597	0.647	(0.833)	(0.773)	(0.833)
Total income (loss) from operations	$1.041	$0.893	$1.066	$(0.456)	$(0.495)	$(0.431)
Less Distributions
From net investment income	$(0.391)	$(0.293)	$(0.416)	$(0.374)	$(0.275)	$(0.399)
Total distributions	$(0.391)	$(0.293)	$(0.416)	$(0.374)	$(0.275)	$(0.399)
Net asset value - End of year	$10.230	$9.460	$10.240	$9.580	$8.860	$9.590
Total Return (2)	11.07%	10.23%	11.33%	(4.51)%	(5.25)%	(4.27)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$120,695	$10,297	$23,320	$133,046	$10,237	$26,025
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.85%	1.60%	0.60%	0.84%	1.59%	0.59%
Interest and fee expense(4)	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total expenses(7)	0.89%	1.64%	0.64%	0.88%	1.63%	0.63%
Net investment income	3.99%	3.24%	4.25%	3.71%	2.95%	3.97%
Portfolio Turnover	12%	12%	12%	33%	33%	33%

(See footnotes on last page.)

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Financial Highlights (continued)

	California Fund
	Year Ended September 30,
	2012			2011			2010
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Net asset value - Beginning of year	$9.560	$8.840	$9.560	$10.000	$9.250	$10.010	$9.940	$9.190	$9.950
Income (loss) from operations
Net investment income(1)	$0.391	$0.292	$0.413	$0.457	$0.358	$0.479	$0.461	$0.359	$0.486
Net realized and unrealized gain (loss)	0.846	0.787	0.860	(0.454)	(0.423)	(0.463)	0.046	0.050	0.045
Total income (loss) from operations	$1.237	$1.079	$1.273	$0.003	$(0.065)	$0.016	$0.507	$0.409	$0.531
Less Distributions
From net investment income	$(0.387)	$(0.289)	$(0.413)	$(0.443)	$(0.345)	$(0.466)	$(0.447)	$(0.349)	$(0.471)
Total distributions	$(0.387)	$(0.289)	$(0.413)	$(0.443)	$(0.345)	$(0.466)	$(0.447)	$(0.349)	$(0.471)
Net asset value - End of year	$10.410	$9.630	$10.420	$9.560	$8.840	$9.560	$10.000	$9.250	$10.010
Total Return (2)	13.17%	12.38%	13.56%	0.28%	(0.50)%	0.43%	5.36%	4.65%	5.61%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$158,892	$12,572	$15,310	$151,148	$10,211	$8,938	$180,089	$13,109	$8,286
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.84%	1.59%	0.59%	0.87%	1.62%	0.62%	0.90%	1.65%	0.65%
Interest and fee expense(4)	0.06%	0.06%	0.06%	0.12%	0.12%	0.12%	0.10%	0.10%	0.10%
Total expenses(7)	0.90%	1.65%	0.65%	0.99%	1.74%	0.74%	1.00%	1.75%	0.75%
Net investment income	3.91%	3.15%	4.12%	4.92%	4.18%	5.15%	4.76%	4.00%	5.01%
Portfolio Turnover	23%	23%	23%	37%	37%	37%	17%	17%	17%

(See footnotes on last page.)

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Prospectus dated February 1, 2015

Financial Highlights (continued)

	Massachusetts Fund
	Year Ended September 30,
	2014			2013
	Class A	Class C	Class I	Class A	Class C	Class I
Net asset value - Beginning of year	$8.560	$8.560	$8.560	$9.380	$9.390	$9.380
Income (loss) from operations
Net investment income(1)	$0.347	$0.281	$0.361	$0.342	$0.274	$0.360
Net realized and unrealized gain (loss)	0.566	0.566	0.570	(0.822)	(0.833)	(0.822)
Total income (loss) from operations	$0.913	$0.847	$0.931	$(0.480)	$(0.559)	$(0.462)
Less Distributions
From net investment income	$(0.353)	$(0.287)	$(0.371)	$(0.340)	$(0.271)	$(0.358)
Total distributions	$(0.353)	$(0.287)	$(0.371)	$(0.340)	$(0.271)	$(0.358)
Net asset value - End of year	$9.120	$9.120	$9.120	$8.560	$8.560	$8.560
Total Return (2)	10.86%	10.04%	11.09%	(5.27)%	(6.08)%	(5.08)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$115,002	$18,787	$26,026	$119,390	$19,148	$16,229
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.73%	1.48%	0.53%	0.74%	1.49%	0.54%
Interest and fee expense(4)	0.05%	0.05%	0.05%	0.07%	0.07%	0.07%
Total expenses (7)	0.78%	1.53%	0.58%	0.81%	1.56%	0.61%
Net investment income	3.93%	3.18%	4.07%	3.74%	2.99%	3.95%
Portfolio Turnover	6%	6%	6%	4%	4%	4%

(See footnotes on last page.)

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Prospectus dated February 1, 2015

Financial Highlights (continued)

	Massachusetts Fund
	Year Ended September 30,
	2012			2011			2010
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Net asset value - Beginning of year	$8.700	$8.710	$8.700	$8.870	$8.880	$8.870	$8.840	$8.850	$8.840
Income (loss) from operations
Net investment income(1)	$0.360	$0.291	$0.377	$0.410	$0.348	$0.428	$0.420	$0.354	$0.436
Net realized and unrealized gain (loss)	0.670	0.671	0.671	(0.179)	(0.180)	(0.181)	0.022	0.026	0.023
Total income from operations	$1.030	$0.962	$1.048	$0.231	$0.168	$0.247	$0.442	$0.380	$0.459
Less Distributions
From net investment income	$(0.350)	$(0.282)	$(0.368)	$(0.401)	$(0.338)	$(0.417)	$(0.412)	$(0.350)	$(0.429)
Total distributions	$(0.350)	$(0.282)	$(0.368)	$(0.401)	$(0.338)	$(0.417)	$(0.412)	$(0.350)	$(0.429)
Net asset value - End of year	$9.380	$9.390	$9.380	$8.700	$8.710	$8.700	$8.870	$8.880	$8.870
Total Return (2)	12.05%	11.21%	12.28%	2.92%	2.16%	3.13%	5.26%	4.50%	5.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$148,671	$23,766	$16,643	$163,879	$20,018	$12,542	$196,939	$22,718	$15,788
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.74%	1.49%	0.54%	0.77%	1.52%	0.57%	0.81%	1.55%	0.60%
Interest and fee expense(4)	0.08%	0.08%	0.08%	0.09%	0.09%	0.09%	0.10%	0.10%	0.10%
Total expenses(7)	0.82%	1.57%	0.62%	0.86%	1.61%	0.66%	0.91%	1.65%	0.70%
Net investment income	3.99%	3.22%	4.16%	4.93%	4.18%	5.15%	4.87%	4.10%	5.06%
Portfolio Turnover	22%	22%	22%	19%	19%	19%	12%	12%	12%

(See footnotes on last page.)

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Prospectus dated February 1, 2015

Financial Highlights (continued)

	National Fund
	Year Ended September 30,
	2014				2013
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$9.170	$9.170	$9.170	$9.180	$10.200	$10.200	$10.200	$10.200
Income (loss) from operations
Net investment income(1)	$0.446	$0.379	$0.376	$0.478	$0.468	$0.392	$0.392	$0.492
Net realized and unrealized gain (loss)	0.707	0.704	0.707	0.690	(1.032)	(1.031)	(1.031)	(1.021)
Total income (loss) from operations	$1.153	$1.083	$1.083	$1.168	$(0.564)	$(0.639)	$(0.639)	$(0.529)
Less Distributions
From net investment income	$(0.453)	$(0.383)	$(0.383)	$(0.478)	$(0.466)	$(0.391)	$(0.391)	$(0.491)
Total distributions	$(0.453)	$(0.383)	$(0.383)	$(0.478)	$(0.466)	$(0.391)	$(0.391)	$(0.491)
Net asset value - End of year	$9.870	$9.870	$9.870	$9.870	$9.170	$9.170	$9.170	$9.180
Total Return(2)	12.89%	12.06%	12.06%	13.17%	(5.77)%	(6.47)%	(6.47)%	(5.43)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,126,465	$42,655	$645,801	$686,514	$2,134,502	$59,244	$681,072	$981,936
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.71%	1.46%	1.46%	0.46%	0.66%	1.41%	1.41%	0.41%
Interest and fee expense(4)	0.09%	0.09%	0.09%	0.09%	0.11%	0.11%	0.11%	0.11%
Total expenses(7)	0.80%	1.55%	1.55%	0.55%	0.77%	1.52%	1.52%	0.52%
Net investment income	4.71%	4.01%	3.98%	5.07%	4.67%	3.90%	3.92%	4.93%
Portfolio Turnover	47%	47%	47%	47%	74%	74%	74%	74%

(See footnotes on last page.)

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Prospectus dated February 1, 2015

Financial Highlights (continued)

	National Fund
	Year Ended September 30,
	2012				2011
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$9.360	$9.360	$9.360	$9.360	$10.020	$10.020	$10.020	$10.020
Income (loss) from operations
Net investment income(1)	$0.477	$0.405	$0.404	$0.499	$0.549	$0.480	$0.481	$0.565
Net realized and unrealized gain (loss)	0.842	0.840	0.841	0.844	(0.682)	(0.681)	(0.682)	(0.675)
Total income (loss) from operations	$1.319	$1.245	$1.245	$1.343	$(0.133)	$(0.201)	$(0.201)	$(0.110)
Less Distributions
From net investment income	$(0.479)	$(0.405)	$(0.405)	$(0.503)	$(0.527)	$(0.459)	$(0.459)	$(0.550)
Total distributions	$(0.479)	$(0.405)	$(0.405)	$(0.503)	$(0.527)	$(0.459)	$(0.459)	$(0.550)
Net asset value - End of year	$10.200	$10.200	$10.200	$10.200	$9.360	$9.360	$9.360	$9.360
Total Return(2)	14.42%	13.57%	13.58%	14.71%	(1.00)%	(1.73)%	(1.74)%	(0.75)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,975,655	$103,613	$980,799	$1,142,323	$2,872,630	$122,288	$932,773	$796,970
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.67%	1.42%	1.42%	0.42%	0.69%	1.44%	1.44%	0.43%
Interest and fee expense(4)	0.11%	0.11%	0.11%	0.11%	0.13%	0.13%	0.13%	0.13%
Total expenses(7)	0.78%	1.53%	1.53%	0.53%	0.82%	1.57%	1.57%	0.56%
Net investment income	4.88%	4.15%	4.13%	5.09%	6.04%	5.29%	5.29%	6.23%
Portfolio Turnover	59%	59%	59%	59%	18%	18%	18%	18%

(See footnotes on last page.)

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Prospectus dated February 1, 2015

Financial Highlights (continued)

	National Fund
	Year Ended September 30,
	2010
	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$10.040	$10.050	$10.050	$10.040
Income (loss) from operations
Net investment income(1)	$0.527	$0.455	$0.455	$0.552
Net realized and unrealized loss	(0.022)	(0.029)	(0.029)	(0.024)
Total income from operations	$0.505	$0.426	$0.426	$0.528
Less Distributions
From net investment income	$(0.525)	$(0.456)	$(0.456)	$(0.548)
Total distributions	$(0.525)	$(0.456)	$(0.456)	$(0.548)
Net asset value - End of year	$10.020	$10.020	$10.020	$10.020
Total Return(2)	5.36%	4.51%	4.51%	5.61%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,971,060	$160,946	$1,281,278	$522,370
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.67%	1.42%	1.42%	0.42%
Interest and fee expense(4)	0.13%	0.13%	0.13%	0.13%
Total expenses(7)	0.80%	1.55%	1.55%	0.55%
Net investment income	5.45%	4.70%	4.70%	5.70%
Portfolio Turnover	20%	20%	20%	20%

(See footnotes on last page.)

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Prospectus dated February 1, 2015

Financial Highlights (continued)

	New York Fund
	Year Ended September 30,
	2014				2013
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$9.510	$9.520	$9.520	$9.510	$10.320	$10.330	$10.320	$10.320
Income (loss) from operations
Net investment income(1)	$0.400	$0.330	$0.327	$0.418	$0.399	$0.324	$0.323	$0.419
Net realized and unrealized gain (loss)	0.629	0.625	0.618	0.630	(0.808)	(0.808)	(0.797)	(0.808)
Total income (loss) from operations	$1.029	$0.955	$0.945	$1.048	$(0.409)	$(0.484)	$(0.474)	$(0.389)
Less Distributions
From net investment income	$(0.399)	$(0.325)	$(0.325)	$(0.418)	$(0.401)	$(0.326)	$(0.326)	$(0.421)
Total distributions	$(0.399)	$(0.325)	$(0.325)	$(0.418)	$(0.401)	$(0.326)	$(0.326)	$(0.421)
Net asset value - End of year	$10.140	$10.150	$10.140	$10.140	$9.510	$9.520	$9.520	$9.510
Total Return (2)	11.02%	10.19%	10.08%	11.24%	(4.10)%	(4.81)%	(4.71)%	(3.91)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$246,418	$4,315	$48,653	$34,125	$224,465	$5,687	$40,695	$20,814
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.73%	1.49%	1.48%	0.53%	0.75%	1.50%	1.50%	0.55%
Interest and fee expense(4)	0.06%	0.06%	0.06%	0.06%	0.07%	0.07%	0.07%	0.07%
Total expenses(7)	0.79%	1.55%	1.54%	0.59%	0.82%	1.57%	1.57%	0.62%
Net investment income	4.08%	3.36%	3.32%	4.25%	3.95%	3.19%	3.20%	4.15%
Portfolio Turnover	4%	4%	4%	4%	5%	5%	5%	5%

(See footnotes on last page.)

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Prospectus dated February 1, 2015

Financial Highlights (continued)

	New York Fund
	Year Ended September 30,
	2012				2011
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$9.610	$9.620	$9.610	$9.610	$9.790	$9.800	$9.790	$9.780
Income (loss) from operations
Net investment income(1)	$0.420	$0.347	$0.345	$0.439	$0.457	$0.387	$0.387	$0.474
Net realized and unrealized gain (loss)	0.709	0.708	0.710	0.710	(0.184)	(0.182)	(0.183)	(0.172)
Total income from operations	$1.129	$1.055	$1.055	$1.149	$0.273	$0.205	$0.204	$0.302
Less Distributions
From net investment income	$(0.419)	$(0.345)	$(0.345)	$(0.439)	$(0.453)	$(0.385)	$(0.384)	$(0.472)
Total distributions	$(0.419)	$(0.345)	$(0.345)	$(0.439)	$(0.453)	$(0.385)	$(0.384)	$(0.472)
Net asset value - End of year	$10.320	$10.330	$10.320	$10.320	$9.610	$9.620	$9.610	$9.610
Total Return (2)	11.98%	11.14%	11.15%	12.20%	3.10%	2.34%	2.33%	3.41%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$267,732	$8,829	$46,914	$26,159	$254,304	$10,240	$38,670	$15,243
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.76%	1.51%	1.50%	0.55%	0.79%	1.54%	1.54%	0.59%
Interest and fee expense(4)	0.08%	0.08%	0.08%	0.08%	0.10%	0.10%	0.10%	0.10%
Total expenses(7)	0.84%	1.59%	1.58%	0.63%	0.89%	1.64%	1.64%	0.69%
Net investment income	4.22%	3.48%	3.46%	4.40%	4.95%	4.19%	4.19%	5.13%
Portfolio Turnover	13%	13%	13%	13%	6%	6%	6%	6%

(See footnotes on last page.)

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Prospectus dated February 1, 2015

Financial Highlights (continued)

	New York Fund
	Year Ended September 30,
	2010
	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$9.710	$9.730	$9.720	$9.710
Income (loss) from operations
Net investment income(1)	$0.453	$0.381	$0.381	$0.473
Net realized and unrealized gain	0.077	0.072	0.072	0.065
Total income from operations	$0.530	$0.453	$0.453	$0.538
Less Distributions
From net investment income	$(0.450)	$(0.383)	$(0.383)	$(0.468)
Total distributions	$(0.450)	$(0.383)	$(0.383)	$(0.468)
Net asset value - End of year	$9.790	$9.800	$9.790	$9.780
Total Return (2)	5.70%	4.84%	4.84%	5.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$305,437	$11,328	$46,852	$13,409
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.79%	1.54%	1.54%	0.59%
Interest and fee expense(4)	0.09%	0.09%	0.09%	0.09%
Total expenses(7)	0.88%	1.63%	1.63%	0.68%
Net investment income	4.75%	3.99%	3.99%	4.95%
Portfolio Turnover	14%	14%	14%	14%

(See footnotes on last page.)

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Prospectus dated February 1, 2015

Financial Highlights (continued)

	Ohio Fund
	Year Ended September 30,
	2014			2013
	Class A	Class C	Class I	Class A	Class C	Class I
Net asset value - Beginning of year	$8.600	$8.600	$8.610	$9.490	$9.480	$9.490
Income (loss) from operations
Net investment income(1)	$0.366	$0.298	$0.382	$0.353	$0.284	$0.372
Net realized and unrealized gain (loss)	0.579	0.570	0.571	(0.892)	(0.882)	(0.883)
Total income (loss) from operations	$0.945	$0.868	$0.953	$(0.539)	$(0.598)	$(0.511)
Less Distributions
From net investment income	$(0.365)	$(0.298)	$(0.383)	$(0.351)	$(0.282)	$(0.369)
Total distributions	$(0.365)	$(0.298)	$(0.383)	$(0.351)	$(0.282)	$(0.369)
Net asset value - End of year	$9.180	$9.170	$9.180	$8.600	$8.600	$8.610
Total Return (2)	11.19%	10.24%	11.28%	(5.83)%	(6.44)%	(5.53)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$132,578	$20,094	$8,882	$142,380	$21,739	$6,596
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.69%	1.44%	0.50%	0.74%	1.49%	0.54%
Interest and fee expense(4)	0.04%	0.04%	0.04%	0.03%	0.03%	0.03%
Total expenses(7)	0.73%	1.48%	0.54%	0.77%	1.52%	0.57%
Net investment income	4.11%	3.35%	4.28%	3.84%	3.09%	4.06%
Portfolio Turnover	5%	5%	5%	9%	9%	9%

(See footnotes on last page.)

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Prospectus dated February 1, 2015

Financial Highlights (continued)

	Ohio Fund
	Year Ended September 30,
	2012			2011			2010
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I(6)
Net asset value - Beginning of year/period	$8.790	$8.790	$8.800	$9.140	$9.140	$9.140	$9.150	$9.150	$8.960
Income (loss) from operations
Net investment income(1)	$0.364	$0.293	$0.382	$0.383	$0.319	$0.400	$0.378	$0.311	$0.061
Net realized and unrealized gain (loss)	0.698	0.690	0.688	(0.353)	(0.353)	(0.343)	(0.013)	(0.011)	0.180
Total income (loss) from operations	$1.062	$0.983	$1.070	$0.030	$(0.034)	$0.057	$0.365	$0.300	$0.241
Less Distributions
From net investment income	$(0.362)	$(0.293)	$(0.380)	$(0.380)	$(0.316)	$(0.397)	$(0.375)	$(0.310)	$(0.061)
Total distributions	$(0.362)	$(0.293)	$(0.380)	$(0.380)	$(0.316)	$(0.397)	$(0.375)	$(0.310)	$(0.061)
Net asset value - End of year/period	$9.490	$9.480	$9.490	$8.790	$8.790	$8.800	$9.140	$9.140	$9.140
Total Return (2)	12.29%	11.34%	12.39%	0.54%	(0.21)%	0.74%	4.17%	3.42%	2.81%(5)
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$187,540	$27,921	$6,415	$178,802	$21,580	$4,486	$247,554	$30,641	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.73%	1.48%	0.53%	0.76%	1.51%	0.56%	0.76%	1.51%	0.57%(3)
Interest and fee expense(4)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.02%	0.02%	0.02%(3)
Total expenses(7)	0.76%	1.51%	0.56%	0.79%	1.54%	0.59%	0.78%	1.53%	0.59%(3)
Net investment income	3.97%	3.20%	4.16%	4.48%	3.72%	4.66%	4.23%	3.47%	4.19%(3)
Portfolio Turnover	9%	9%	9%	6%	6%	6%	6%	6%	6%(8)

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Annualized.

(4)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I to the Fund’s audited financial statements).

(5)

Not annualized.

(6)

For the period from the Ohio Fund’s Class I commencement of operations on August 3, 2010 to September 30, 2010.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

For the year ended September 30, 2010.

(9)

The Fund changed its fiscal year-end from December 31 to September 30.

Eaton Vance Municipal Income Funds

63

Prospectus dated February 1, 2015

More Information

About the Funds:  More information is available in the Statement of Additional Information.  The Statement of Additional Information is incorporated by reference into this Prospectus.  Additional information about each Fund’s investments is available in the annual and semiannual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year.  You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA  02110
1-800-262-1122
website: www.eatonvance.com

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports):  at the SEC’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website (www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries:  You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon Investment Servicing (US) Inc.  If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address: Eaton Vance Funds P.O. Box 9653 Providence, RI 02940-9653	Overnight Mailing Address: Eaton Vance Funds 4400 Computer Drive Westborough, MA 01581	Phone Number: 1-800-262-1122 Monday – Friday 8:30 a.m. – 5:30 p.m. ET

The Investment Company Act No. for each Fund except Eaton Vance AMT-Free Municipal Income Fund is 811-04409 and the Investment Company Act No. for Eaton Vance AMT-Free Municipal Income Fund is 811-04015.

197 2.1. 15	© 2015 Eaton Vance Management

STATEMENT OF
ADDITIONAL INFORMATION
February 1, 201 5

Eaton Vance Build America Bond Fund

Class A Shares - EBABX   Class C Shares - ECBAX   Class I Shares - EIBAX

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust.  Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Sales Charges	19
Investment Restrictions	4	Performance	21
Management and Organization	6	Taxes	23
Investment Advisory and Administrative Services	14	Portfolio Securities Transactions	31
Other Service Providers	17	Financial Statements	32
Calculation of Net Asset Value	17	Additional Information About Investment Strategies	33
Purchasing and Redeeming Shares	18

Appendix A: Class A Fees, Performance and Ownership	64	Appendix D: Ratings	69
Appendix B: Class C Fees, Performance and Ownership	66	Appendix E: Eaton Vance Funds Proxy Voting Policy and Procedures	78
Appendix C: Class I Performance and Ownership	68	Appendix F: Adviser Proxy Voting Policies and Procedures	80

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated February 1, 201 5 , as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© 201 5  Eaton Vance Management

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“Board” means Board of Trustees or Board of Directors, as applicable;

“CEA” means Commodity Exchange Act;

“CFTC” means the Commodity Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Eaton Vance family of funds” means all registered investment companies advised, administered and/or distributed by Eaton Vance or its affiliates;

“Eaton Vance funds” means the mutual funds sponsored by the Eaton Vance organization;

“Exchange” means the New York Stock Exchange;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“Portfolio” means a registered investment company (other than the Fund) sponsored by the Eaton Vance organization in which one or more Funds and other investors may invest substantially all or any portion of their assets as described in the prospectus, if applicable;

“Subsidiary” means a wholly-owned subsidiary of the Fund or the Portfolio as described in the prospectus, if applicable;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Eaton Vance Mutual Funds Trust, of which the Fund is a series.

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments in which the Fund will principally invest in seeking its investment objective(s) and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments and the investment practices the Fund (either directly or through one or more Portfolios as may be described in the prospectus) is permitted to engage in. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its total assets in such investment type.  If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment.  Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies.”

Eaton Vance Build America Bond Fund

2

SAI dated February 1, 2015

Investment Type	Permitted for or Relevant to the Fund
Asset-Backed Securities (“ABS”)
Auction Rate Securities
Build America Bonds	√(1)
Call and Put Features on Obligations	√
Cash Equivalents	√
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks
Convertible Securities
Credit Linked Securities	√
Derivative Instruments and Related Risks	√
Direct Investments
Emerging Market Investments
Equity Investments
Equity Linked Securities
Exchange-Traded Funds (“ETFs”)
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√
Foreign Currency Transactions
Foreign Investments
Forward Foreign Currency Exchange Contracts
Forward Rate Agreements	√
Futures Contracts	√
High Yield Securities	√
Hybrid Instruments
Illiquid Securities	√
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds	√
Junior Loans
Liquidity or Protective Put Agreements	√
Loans
Master Limited Partnerships (“MLPs”)
Mortgage-Backed Securities (“MBS”)

Eaton Vance Build America Bond Fund

3

SAI dated February 1, 2015

Investment Type	Permitted for or Relevant to the Fund
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)	√
Municipal Obligations	√(2)
Option Contracts	√
Pooled Investment Vehicles
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Repurchase Agreements
Residual Interest Bonds	√
Reverse Repurchase Agreements
Rights and Warrants
Royalty Bonds
Securities with Equity and Debt Characteristics
Senior Loans
Short Sales
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes
Swap Agreements	√
Swaptions
Trust Certificates
U.S. Government Securities	√
Unlisted Securities	√
Variable Rate Obligations	√
When-Issued Securities, Delayed Delivery and Forward Commitments	√
Zero Coupon Bonds	√

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Fund
Asset Coverage	√
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√
Cyber Security Risk	√
Diversified Status	√
Dividend Capture Trading
Duration	√
Events Regarding FNMA and FHLMC	√

Eaton Vance Build America Bond Fund

4

SAI dated February 1, 2015

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Fund
Fund Investing in a Portfolio
Investments in the Subsidiary
Loan Facility
Operational Risk	√
Option Strategy
Participation in the ReFlow Liquidity Program	√
Portfolio Turnover	√
Securities Lending
Short-Term Trading	√
Significant Exposure to Global Natural Resources Companies
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies
Significant Exposure to Utility and Financial Service Companies
Tax-Managed Investing

(1)

The Fund invests a significant portion of its assets in Build America Bonds.  The Fund also may invest up to 20% of its net assets in debt obligations other than Build America Bonds, including (but not limited to) taxable municipal obligations that do not qualify for federal support, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, revenue bonds and bonds relating to infrastructure financings) and in municipal obligations in a particular economic sector (which may include public utilities, public education facilities, public transportation and public housing).

(2)

As stated in the prospectus, the Fund has policies relating to the investment of securities in certain credit rating categories.  The Fund may retain an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below B will be no more than 10% of net assets. In the event the rating of an obligation held by the Fund is downgraded, causing the Fund to exceed the foregoing limitations, the investment adviser will (in an orderly fashion and within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Fund’s credit quality limitations.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of:  (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund.  Accordingly, the Fund may not:

(1)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2)

Purchase any securities or evidences of interest there on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)

Engage in the underwriting of securities;

(4)

Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;

(5)

Borrow money or issue senior securities except as permitted by the 1940 Act;

(6)

Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); or

Eaton Vance Build America Bond Fund

5

SAI dated February 1, 2015

(7)

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in another open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval, the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

In addition, the Fund has adopted the following fundamental policy:  The Fund may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

The Fund’s borrowing policy is consistent with Section 18(f) of the 1940 Act, which states that it shall be unlawful for any registered open-end company to issue any class of senior security or to sell any senior security of which it is the issuer, except that any such registered company shall be permitted to borrow from any bank; provided, that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of such registered company; and provided further, that in the event that such asset coverage shall at any time fall below 300% such registered company shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

Notwithstanding its investment policies and restrictions, the Fund may, in compliance with the requirements of the 1940 Act, invest: (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

In addition, to the extent a registered open-end investment company acquires securities of a portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

The following nonfundamental investment policies have been adopted by the Fund.  A nonfundamental investment policy may be changed by the Board with respect to the Fund without approval by the Fund’s shareholders.  The Fund will not:

•

make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

•

invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days.  Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4( a)(2) of said Act that the members of the Board, or their delegate, determines to be liquid.  Any such determination by a delegate will be made pursuant to procedures adopted by the Board.  When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

The Fund will not invest 25% or more of its total assets in any one industry.  For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries.  Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries.  However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users.  The foregoing 25% limitation would apply to these issuers. As discussed in the Prospectus and this SAI, the Fund may invest more than 25% of its total assets in municipal obligations in a particular economic sector (which may include public utilities, public education facilities, public transportation and public housing).

Eaton Vance Build America Bond Fund

6

SAI dated February 1, 2015

For purposes of the Fund’s investment restrictions and diversification status, the determination of the “issuer” of any obligation, including residual interest bonds, will be made by the Fund’s investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations. The Fund's investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund's restrictions on borrowing described herein and in the Prospectus.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset.  Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset.  However, the Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.  If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management.  The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust.  The Board members and officers of the Trust are listed below.  Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.  Board members and officers of the Trust hold indefinite terms of office.  The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act.  The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110.  As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “Eaton Vance” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. (see “Principal Underwriter” under “Other Service Providers”).  EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR.   Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
Interested Trustee
THOMAS E. FAUST JR. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.	178	Director of EVC and Hexavest Inc.

Eaton Vance Build America Bond Fund

7

SAI dated February 1, 2015

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
Noninterested Trustees
SCOTT E. ESTON 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).	178	None
CYNTHIA E. FROST 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).	178	None
GEORGE J. GORMAN 1952	Trustee	Since 2014	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).	178	Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).
VALERIE A. MOSLEY 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).	178	Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

Eaton Vance Build America Bond Fund

8

SAI dated February 1, 2015

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
WILLIAM H. PARK 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group, L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

				178	None
RONALD A. PEARLMAN 1940	Trustee	Since 2003	Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014 ). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000) .. Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).	178	None
HELEN FRAME PETERS 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	178

Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

HARRIETT TEE TAGGART 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).	178

Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Eaton Vance Build America Bond Fund

9

SAI dated February 1, 2015

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
RALPH F. VERNI 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	178	None

(1)

Includes both master and feeder funds in a master-feeder structure.

(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman ) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust:  Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnits TM 2 Year U.S. Market Participation Trust II:  Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).  However, Ms. Mosley did not serve as a Board member of eUnits TM 2 Year U.S. Market Participation Trust:  Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

Principal Officers who are not Trustees
Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
PAYSON F. SWAFFIELD 1956	President	Since 2013	Vice President and Chief Income Investment Officer of Eaton Vance and BMR. Officer of 151 registered investment companies managed by Eaton Vance or BMR.
MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.
JAMES F. KIRCHNER 1967	Treasurer	Since 2013	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 1953	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.

The Board has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage the Fund and an administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of ten Trustees, including nine Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed a noninterested Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such noninterested Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

Eaton Vance Build America Bond Fund

10

SAI dated February 1, 2015

The Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board and its Committees. As part of its oversight of the Fund and the Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can or should be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports  to the Audit Committee of the Board and the Board regarding these and related matters. In addition, the Audit Committee of the Board or the Board receives reports periodically from the independent public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee.  The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering noninterested Trustee candidates.  In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board members’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the ability to qualify as a noninterested Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board.

Among the attributes or skills common to all Board members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other members of the Board, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as members of the Board.  Each Board member’s ability to perform his or her duties effectively has been attained through the Board member’s business, consulting, public service and/or academic positions and through experience from service as a member of the Boards of the Eaton Vance family of funds (“Eaton Vance Fund Boards”) (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below.  Each Board member’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current member of the Board, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of registered investment companies, were a significant factor in the determination that the individual should serve as a member of the Board.  The following is a summary of each Board member’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a member of the Board:

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Scott E. Eston. Mr. Eston has served as a member of the Eaton Vance Fund Boards since 2011. He currently serves on the board and on the investment committee of Michigan State University Foundation, and on the investment advisory committee of Michigan State University. From 1997 through 2009, Mr. Eston served in several capacities at Grantham, Mayo, Van Otterloo and Co. (“GMO”), including as Chairman of the Executive Committee and Chief Operating and Chief Financial Officer, and also as the President and Principal Executive officer of GMO Trust, an affiliated open-end registered investment company. From 1978 through 1997, Mr. Eston was employed at Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers) (since 1987 as a Partner).

Thomas E. Faust Jr.  Mr. Faust has served as a member of the Eaton Vance Fund Boards since 2007.  He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.  Mr. Faust has served as a Director of Hexavest Inc. since 2012.  Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007).  He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School.  Mr. Faust has been a Chartered Financial Analyst since 1988.

Cynthia E. Frost .. Ms. Frost has served as a member of the Eaton Vance Fund Boards since May 29, 2014.  From 2000 through 2012, Ms. Frost was the Chief Investment Officer of Brown University, where she oversaw the evaluation, selection and monitoring of the third party investment managers who managed the university’s endowment.  From 1995-2000 Ms. Frost was a Portfolio Strategist for Duke Management Company, which oversaw Duke University’s endowment.  Ms. Frost also served in various investment and consulting roles at Cambridge Associates (from 1989-1995), Bain and Company (1987-1989) and BA Investment Management Company (1983-1985), and has additional experience as a member of the investment committee of several non-profit organizations.

George J. Gorman ..  Mr. Gorman has served as a member of the Eaton Vance Fund Boards since May 29, 2014.  From 1974 through 2009, Mr. Gorman served in various capacities at Ernst & Young LLP, including as a Senior Partner in the Asset Management Group (from  1988) specializing in managing engagement teams responsible for auditing mutual funds registered with the SEC, hedge funds and private equity funds.  Mr. Gorman also has experience serving as an independent trustee of other mutual fund complexes, including the Bank of America Money Market Funds Series Trust (from 2011-2014), and the Ashmore Funds (from 2010-2014).

Valerie A. Mosley.  Ms. Mosley has served as a member of the Eaton Vance Fund Boards since January 1, 2014.  She currently owns and manages a consulting and investment firm, Valmo Ventures and is a Director of Progress Investment Management Company, a manager of emerging managers with a focus on women- and minority-owned investment advisors.  From 1992 through 2012, Ms. Mosley served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President, Portfolio Manager and Investment Strategist.  Ms. Mosley also served as Chief Investment Officer at PG Corbin Asset Management from 1990-1992 and worked in institutional corporate bond sales at Kidder Peabody from 1986-1990.  Ms. Mosley is a Director of Dynex Capital, Inc., a mortgage REIT, and also serves as a trustee or board member of several major non-profit organizations and endowments, including Wheelock College’s endowment, Mass Ventures, a quasi-public early-stage investment corporation active in Massachusetts, and the Federal Reserve Bank of Boston’s Advisory Board for Diversity.

William H. Park.  Mr. Park has served as a member of the Eaton Vance Fund Boards since 2003 and is the Chairperson of the Audit Committee.  Mr. Park was formerly the Chief Financial Officer of Aveon Group, L.P. from 2010-2011. Mr. Park also served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

Ronald A. Pearlman.  Mr. Pearlman has served as a member of the Eaton Vance Fund Boards since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee.   Mr. Pearlman was formerly a Professor of Law at Georgetown University Law Center from 1999-2014.  Mr. Pearlman also served as Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.  Mr. Pearlman was engaged in the private practice of law from 1969-2000, with the exception of the periods of government service.  He represented large domestic and multinational businesses in connection with the tax aspects of complex transactions and high net worth individuals in connection with tax and business planning.

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Helen Frame Peters.  Ms. Peters has served as a member of the Eaton Vance Fund Boards since 2008 and is the Chairperson of the Portfolio Management Committee.  Ms. Peters is currently a Professor of Finance at Carroll School of Management, Boston College and was formerly Dean of Carroll School of Management from 2000-2002. Ms. Peters was previously a Director of BJ’s Wholesale Club, Inc. from 2004-2011.  In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998.  Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

Harriett Tee Taggart. Ms. Taggart has served as a member of the Eaton Vance Fund Boards since 2011 and is the Chairperson of the Governance Committee. Ms. Taggart currently manages a professional practice, Taggart Associates. Since 2007, Ms. Taggart has been a Director of Albemarle Corporation, a specialty chemical company where she serves as a member of the Nomination and Governance Committee and the Health, Safety, and Environmental Committee. Since 2009 she has served as a Director of the Hanover Insurance Group, Inc. where she serves as member of the Nomination and Governance Committee.  Ms. Taggart is also a trustee or member of several major non-profit boards, advisory committees and endowment investment companies. From 1983 through 2006, Ms. Taggart served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President and chemical industry sector portfolio manager. Ms. Taggart also served as a Director of the Lubrizol Corporation, a specialty chemicals manufacturer from 2007-2011.

Ralph F. Verni.  Mr. Verni has served as a member of the Eaton Vance Fund Boards since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee.  Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life.  Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Street Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.  Mr. Verni has been a Chartered Financial Analyst since 1977.

The Board of the Trust has several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee.  Each of the Committees are comprised of only noninterested Trustees.

Mmes. Taggart (Chair), Frost, Mosley and Peters, and Messrs. Eston, Gorman, Park, Pearlman and Verni are members of the Governance Committee.  The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons.  During the fiscal year ended September 30, 201 4 , the Governance Committee convened nine times.

The Governance Committee will, when a vacancy exists , consider a nominee for Trustee recommended by a shareholder , provided that such recommendation is submitted in writing to the Fund’s Secretary at the principal executive office of the Fund. Such recommendations must be accompanied by biographical and occupational data on the candidate ( including whether the candidate would be an “interested person” of the Fund), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Fund, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration ..

Messrs. Park (Chair), Eston, Pearlman and Verni, and Ms. Peters are members of the Audit Committee.  The Board has designated Mr. Park, a noninterested Trustee, as audit committee financial expert.  The Audit Committee’s purposes are to (i) oversee the Fund's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund ' s compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund.  During the fiscal year ended September 30, 201 4 , the Audit Committee convened sixteen times.

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Messrs. Verni (Chair), Eston (Vice-Chair), Gorman and Park, and Mmes. Frost, Mosley, Peters and Taggart are members of the Contract Review Committee.  The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board concerning the following matters: (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board.  During the fiscal year ended September 30, 201 4 , the Contract Review Committee convened eight times.

Mmes. Peters (Chair), Frost, Mosley and Taggart are members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board in its oversight of the portfolio management process employed by the Fund and its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s stated objective(s), strategies and restrictions; (ii) assist the Board in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund ; and (iii) assist the Board in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board identifies from time to time. During the fiscal year ended September 30, 201 4 , the Portfolio Management Committee convened eight times.

Messrs. Pearlman (Chair ), Eston and Gorman are members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund ; (ii) serve as a liaison between the Board and the Fund’s CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC.  During the fiscal year ended September 30, 201 4 , the Compliance Reports and Regulatory Matters Committee convened el e ve n times.

Share Ownership.  The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in the Eaton Vance family of funds overseen by the Trustee as of December 31, 201 4 .

Name of Trustee	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in Funds Overseen by Trustee in the Eaton Vance Family of Funds
Interested Trustee
Thomas E. Faust Jr.	None	over $100,000
Noninterested Trustees
Scott E. Eston	None	over $100,000
Cynthia E. Frost*	None	over $100,000
George J. Gorman*	None	over $100,000
Valerie A. Mosley	None	None
William H. Park	None	over $100,000
Ronald A. Pearlman	None	over $100,000
Helen Frame Peters	None	over $100,000
Harriett Tee Taggart	None	over $100,000
Ralph F. Verni	None	over $100,000
* Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.

As of December 31, 201 4 , no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

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During the calendar years ended December 31, 201 3 and December 31, 201 4 , no noninterested Trustee (or their immediate family members) had:

(1)

 Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

(2)

 Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)

 Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 201 3 and December 31, 201 4 , no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Deferred Compensation Plan”).  Under the Deferred Compensation Plan, an eligible Board member may elect to have his or her deferred fees invested in the shares of one or more funds in the Eaton Vance family of funds, and the amount paid to the Board members under the Deferred Compensation Plan will be determined based upon the performance of such investments.  Deferral of Board members’ fees in accordance with the Deferred Compensation Plan will have a negligible effect on the assets, liabilities, and net income of a participating fund or portfolio, and do not require that a participating Board member be retained.  There is no retirement plan for Board members.

The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Board member who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ended September 30, 201 4 , the Trustees of the Trust earned the following compensation in their capacities as Board members from the Trust.  For the year ended December 31, 201 4 , the Board members earned the following compensation in their capacities as members of the Eaton Vance Fund Boards(1):

Source of Compensation	Scott E. Eston	Cynthia E. Frost	George J. Gorman	Valerie A. Mosley	William H. Park	Ronald A. Pearlman	Helen Frame Peters	Harriett Tee Taggart	Ralph F. Verni
Trust(2)	$18,804	$6,319	$6,319	$14,343	$20,246	$20,246	$19,456	$19,456	$28,013
Trust and Fund Complex(1)	$269,375 (3)	$267,500 (4)	$267,500	$206,250	$290,000	$290,000	$278,750	$278,750	$401,250 (5)

(1)

As of February 1, 201 5 , the Eaton Vance fund complex consists of 1 7 8 registered investment companies or series thereof.  Ms. Frost and Mr. Gorman began serving as Trustees effective May 29 , 2014, and thus the compensation figures listed for the Trust and Fund Complex are estimated based on amounts each would have received if t he y had been Trustees for the full 2014 calendar year ..  Benjamin C. Esty resigned as a Trustee effective December 31, 2013.  For the fiscal year ended September 30, 201 4 , Mr. Esty received Trustee fees of $ 4,599 from the Trust.  For the calendar year ended December 31, 201 4 , he received $ 65 ,000 from the Trust and Fund Complex.  Lynn A. Stout resigned as Trustee effective March 31, 2014.  For the fiscal year ended September 30, 2014, Ms. Stout received Trustee fees of $9,110 from the Trust.  For the calendar year ended December 31, 2014, she received $128,750 from the Trust and Fund Complex, which included $25,000 of deferred compensation.  Allen R. Freedman retired as a Trustee effective July 1, 2014.  For the fiscal year ended September 30, 2014, Mr. Freedman received Trustee fees of $15,076 from the Trust.  For the calendar year ended December 31, 2014, he received $215,000 from the Trust and Fund Complex.

(2)

The Trust consisted of 37 Funds as of September 30, 201 4 ..

(3)

Includes $ 257,563 of deferred compensation.

(4)

Includes $ 87,673 of deferred compensation.

(5)

Includes $200,625 of deferred compensation.

Fund Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund).  The Trustees of the Trust have divided the shares of the Fund into multiple classes.  Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges.  The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing

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rights and privileges.  When issued and outstanding, shares are fully paid and nonassessable by the Trust.  Shareholders are entitled to one vote for each full share held.  Fractional shares may be voted proportionately.  Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class.  Shares have no preemptive or conversion rights and are freely transferable.  In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees of the Trust holding office have been elected by shareholders.  In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.  The Trust’s By-laws provide that any Trustee may be removed with or without cause, by (i) the affirmative vote of holders of two-thirds of the shares or, (ii) the affirmative vote of, or written instrument, signed by at least two-thirds of the remaining Trustees, provided however, that the removal of any noninterested Trustee shall additionally require the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining noninterested Trustees.   No person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment.  The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series , if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) provided such changes do not have a materially adverse effect on the financial interests of shareholders ..  The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust.  However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by the approval of a majority of the Trustees then in office, to be followed by a written notice to shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust.  Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed.  The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders.  The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.  Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability.  The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy.  The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Adviser Policies”).  An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The members of the Board will review the Fund’s proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year.  For a copy of the Fund Policy and Adviser Policies, see Appendix E and Appendix F, respectively.  Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating to funds investing in other funds, a Fund or Portfolio

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may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund.   Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services.  The investment adviser manages the investments and affairs of the Fund and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees.  The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund’s assets will be held uninvested.  The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Fund pays the investment adviser, see the Prospectus.   The following table sets forth the net assets of the Build America Bond Fund at September 30, 201 4 and the advisory fees for the three fiscal years ended September 30, 2014 ..

	Advisory Fee for Period Ended
Net Assets at 9/30/14	9/30/14	9/30/13	9/30/12
$47,418,495	$287,529	$586,373	$475,987

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund.  The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others.  The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts.  EV serves as trustee of BMR and Eaton Vance.  EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company.  BMR is an indirect subsidiary of EVC.   EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Brian D. Langstraat, Dorothy E. Puhy, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr.  All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Daniel C. Cataldo, Cynthia J. Clemson, James H. Evans, Maureen A. Gemma, Laurie G. Hylton, Mr . Langstraat, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott H. Page, Edward J. Perkin, Charles B. Reed, Walter A. Row, III, Craig P. Russ, John L. Shea, David M. Stein, Payson F. Swaffield, Michael W. Weilheimer , R. Kelly Williams and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates).  The Voting Trustees have unrestricted voting rights for the election of Directors of EVC.  All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who may also be officers, or officers and Directors of EVC and EV.  As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics.  The investment adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions pursuant to Rule 17j-1 under the 1940 Act.  Under the Codes, employees of the investment adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

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SAI dated February 1, 2015

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of the Fund are listed below.   The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	17	$ 6,403.8	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Cynthia J. Clemson
Registered Investment Companies	9	$ 3,797.8	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended September 30, 201 4 and in the Eaton Vance family of funds as of December 31, 201 4 ..

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Craig R. Brandon	$50,001 - $100,000	over $1,000,000
Cynthia J. Clemson	$1 - $10,000	over $1,000,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other.  For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises.  In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund.  In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account.  The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.  The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for BMR.  Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock.  The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees.  Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis.  Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

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SAI dated February 1, 2015

Method to Determine Compensation.  The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below).  In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio.  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes.  For other funds, performance is evaluated on a pre-tax basis.  For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts.  Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company.  The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income.  While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.  For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Commodity Futures Trading Commission Registration.  Effective December 31, 2012, the CFTC adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swaps agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act .. Accordingly neither the Fund nor the investment adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of their management of other strategies, Eaton Vance and BMR are registered with the CFTC as commodity pool operators. Eaton Vance and BMR are also registered as commodity trading advisors.  The CFTC has neither reviewed nor approved the Fund’s investment strategies or this SAI.

Administrative Services. As indicated in the Prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund.  Under the Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Sub-Transfer Agency Support Services.  Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement.  Under the agreement, Eaton Vance provides :  (1) specified sub-transfer agency services ; (2) compliance monitoring services; and (3) intermediary oversight services.  For the services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of such services. The Fund pays a pro rata share of such fee. For the fiscal year ended September 30, 2014, Eaton Vance earned $1,021 from the Fund pursuant to the agreement .

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SAI dated February 1, 2015

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator).  In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses.   Pursuant to the Amended and Restated Multiple Class Plan for Eaton Vance Funds, Fund expenses are allocated to each class on a pro rata basis, except that distribution and service fees are allocated exclusively to the class that incurs them .

OTHER SERVICE PROVIDERS

Principal Underwriter.  Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of the Fund.  The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust.  The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter.  The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund.  The Distribution Agreement is renewable annually by the members of the Board (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment.  The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold.  EVD is a direct, wholly-owned subsidiary of EVC.  Mr. Faust is a Director of EVD.

Custodian.  State Street Bank and Trust Company (“State Street”), State Street Financial Center, One Lincoln Street, Boston, MA 0211 1 , serves as custodian to the Fund.  State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund.  In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust.  State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC.  EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street.  It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Registered Public Accounting Firm.  Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent.  BNY Mellon Investment Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets.  The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Eaton Vance website (www.eatonvance.com).

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•

Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

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Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

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Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.

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SAI dated February 1, 2015

•

Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

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Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

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Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

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Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

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Non-exchange traded derivatives (including swap agreements (other than those which have been centrally cleared), forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).  Swap agreements that have been cleared by a central counterparty (“CCP”) are valued at the daily settlement price provided by the CCP.

•

Precious metals are valued are valued at the New York Composite mean quotation.

•

Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

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Valuations of foreign equity securities and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board.  Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser.  The portfolio managers of one Eaton Vance fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Eaton Vance fund.  As such, at times the fair value of a Loan determined by certain Eaton Vance portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases.  Fund shares are offered for sale only in states where they are registered.  Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter.  Shares of the Fund are sold at the public offering price, which is the net asset value plus the initial sales charge, if any.  The Fund receives the net asset value.  The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares.  The sales charge table in the Prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.  The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges.”

In connection with employer sponsored retirement plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant.  In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account.  However, such account will be subject to the right of redemption by the Fund as described below.

Eaton Vance Build America Bond Fund

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SAI dated February 1, 2015

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans .. Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired members of Eaton Vance Fund Boards; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Waiver of Investment Minimums.  In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired members of Eaton Vance Fund Boards, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers to the Eaton Vance family of funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.  The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent and in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof).  Investments in a Fund by ReFlow in connection with the Reflow liquidity program are also not subject to the minimum investment amount.

Suspension of Sales.  The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time.  In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions and the volume of sales and redemptions of shares. The Class A and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time.  Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions.  The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750.  Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase.  However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities.  The securities so distributed would be valued pursuant to the valuation procedures described in this SAI.  If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan.  The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held.  The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss.  Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution.  Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices.  A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares.  The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places.  In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

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SAI dated February 1, 2015

SALES CHARGES

Dealer Commissions.  The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter.  In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares.  In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries.  The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice.  During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired members of Eaton Vance Fund Boards; to clients (including custodial, agency, advisory and trust accounts) and current and former officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.  Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares on a no-load basis as described in the Prospectus; to HSAs (Health Savings Accounts); and to employer sponsored retirement plans and trusts used to fund those plans, (4) to officers and employees of the Fund’s custodian and transfer agent and (5) in connection with the ReFlow liquidity program.  Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries.  Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale.  Any new or revised sales charge or CDSC waiver will be prospective only.

CDSC Waiver.  The CDSC applicable to Class C shares will be waived in connection with minimum required distributions from employer sponsored retirement plans and individual retirement accounts by applying the rate required to be withdrawn under the applicable rules and regulations of the IRS to the balance of Class C shares in your account.

Statement of Intention.  If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum.  Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement.  If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested.  A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention.  If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference.  If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, the shareholder must notify the transfer agent or, if shares are held in a street name account, the financial intermediary prior to the expiration date of the Agreement in order for such lower sales charge to apply to purchases under the Statement.  Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder.  This refund will be made by the financial intermediary and the principal underwriter.  If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account.  If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

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SAI dated February 1, 2015

Right of Accumulation.  Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder.  Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be accumulated for purposes of this privilege.  The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate.  Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus.  For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege.  Confirmation of the order is subject to such verification.  The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons.  The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year.  Class A distribution and service fees are paid monthly in arrears.  For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan for the Fund's Class C shares (the “Class C Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act.  Pursuant to the Class C Plan, Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares.  Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expense.  The principal underwriter is entitled to receive all distribution fees and CDSCs paid or payable with respect to Class C shares, provided that no such payments will be made that would cause the Class to exceed the maximum sales charge permitted by FINRA's NASD Conduct Rule 2830(d).

The Class C Plan also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts.  For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such intermediaries , and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such intermediaries.  During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale.  For the service fees paid, see Appendix B.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders.  The Eaton Vance organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses incurred in distributing Fund shares. For sales commissions and CDSCs, if applicable, see Appendix A and Appendix B.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office.  A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class.  Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required.  A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees.  So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.  The Trustees, including the Plan Trustees, initially approved the current Plan(s) on April 22, 2013.  Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

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PERFORMANCE

Performance Calculations.  Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result.  The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested.  Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period.  After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes.  In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.  For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment.  If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value.  These returns would be lower if the full sales charge was imposed.  After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period.  Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge.  Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information.  The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund.  See the Fund's Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website (www.eatonvance.com) and disclosure of certain portfolio characteristics.  Pursuant to the Policies, information about portfolio holdings of the Fund may also be disclosed as follows:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the

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event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to the Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

•

Historical portfolio holdings information:  From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously.  In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Fund.  The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders.  In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person.  The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting.  The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund.  However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

The following is a summary of some of the tax consequences affecting the Fund and its shareholders.  The summary does not address all of the special tax rules applicable to certain classes of investors, such as individual retirement accounts and employer sponsored retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

Taxation of the Fund.  The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes.  The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing

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requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent fiscal year.

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distributes (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC (and, where applicable, the Portfolio is treated as a partnership for Massachusetts and federal tax purposes), the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its capital losses realized after October and its late-year ordinary losses (defined as the excess of post-October specified losses (as defined in the Code) and other post-December ordinary losses over post-October specified gains (as defined in the Code) and other post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses.  Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Taxation of the Portfolio.  If the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share. Under current law, provided that the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, the Portfolio should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

Taxation of the Subsidiary.  To the extent described in the prospectus, the Fund may invest in the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. As described in the prospectus, the Fund has either applied for or received from the IRS a private letter ruling or has received advice from counsel relating to the treatment of the income allocated to the Fund from the Subsidiary for purposes of the Fund’s status as a “RIC” under the Code.  Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or

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certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, and would be taxed as such.

The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be “subpart F income.” The Fund’s recognition of the Subsidiary's “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund's tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

Tax Consequences of Certain Investments.  The following summary of the tax consequences of certain types of investments applies to the Fund and the Portfolio, as appropriate.  References in the following summary to “the Fund” are to any Fund or Portfolio that can engage in the particular practice as described in the prospectus or SAI.

Securities Acquired at Market Discount or with Original Issue Discount.  Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.  The Fund may elect to accrue market discount income on a daily basis.

Lower Rated or Defaulted Securities.  Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Municipal Obligations.  Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the Table of Contents).

Tax Credit Bonds.  If the Fund holds, directly or indirectly, one or more tax credit bonds (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder‘s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder‘s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

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Derivatives.  The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract”, any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Short Sales.  In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Constructive Sales.  The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

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Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Foreign Investments and Currencies.  The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.   Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in passive foreign investment companies (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

U.S. Government Securities.  Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Real Estate Investment Trusts (“REITs”).  Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes.

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Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Inflation-Indexed Bonds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above).  Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).

Taxation of Fund Shareholders.  Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund.  Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment.  Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period.  If the Fund makes a distribution to a shareholder in excess of the Fund‘s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder‘s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder‘s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.  A shareholder’s tax basis cannot go below zero and any return of capital distributions in excess of a shareholder’s tax basis will be treated as capital gain.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made.  However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared.  Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses.  The Fund will inform shareholders of the tax character of distributions annually to facilitate shareholder tax reporting.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate.  In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

Tax-Exempt Income.  Distributions by the Fund of net tax-exempt interest income that are properly reported as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code.  In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from

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regular federal income tax under Code Section 103(a).  Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.  Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed.  Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Qualified Dividend Income.  “Qualified dividend income” received by an individual is taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 20% plus a 3.8% Medicare contribution tax). In order for a dividend received by Fund shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend-paying stock in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income.  In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends Received Deduction for Corporations.  A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase the alternative minimum tax for certain corporations.  Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify for the DRD.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders.  Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as

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individual retirement accounts, employer sponsored retirement plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Redemption or Exchange of Fund Shares.  Generally, upon sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Applicability of Medicare Contribution Tax.  The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.

Back-Up Withholding for U.S. Shareholders.  Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28%. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxation of Foreign Shareholders.  In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN , IRS Form W-8BEN-E, or other applicable form may be subject to backup withholding at the appropriate rate.  A foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

For taxable years beginning before January 1, 201 5 , properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year).  However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder would need to comply with applicable certification requirements relating to its non-U.S.

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status (including, in general, furnishing an IRS Form W-8BEN , IRS Form W-8BEN-E, or substitute Form).  In the case of shares held through an intermediary, the intermediary could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 201 5 , distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. The rules described in this paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation or a foreign shareholder’s participation in a wash sale transaction or the payment of a substitute dividend.

Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years, or for sales occurring on or before December 31, 201 4 , 50% or more of the value of the Fund’s shares were held by U.S. entities.

The same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels.  The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 201 5 ..

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 201 4 , in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain.  If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted basis to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.

Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

Compliance with the HIRE Act.  A 30% withholding tax is imposed on U.S.-source dividends, including those paid by the Fund and, after December 31, 2016, will be imposed on proceeds from the sale of property producing U.S.-source dividends , including interests in the Fund , to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners.  To avoid withholding, foreign financial institutions will need to either enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders or, in the event that an applicable intergovernmental agreement and implementing legislation are adopted, agree

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to provide certain information to other revenue authorities for transmittal to the IRS. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS.  Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Requirements of Form 8886.  Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Changes in Taxation.  The taxation of the Fund, the Portfolio, the Subsidiary and shareholders may be adversely affected by future legislation, Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser.  The Fund is responsible for the expenses associated with its portfolio transactions.  The investment adviser is also responsible for the execution of transactions for all other accounts managed by it.  The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms.  The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates.  In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any.  In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Fund.  The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations.  Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters.  On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission.  Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

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Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided.  This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.  “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e). Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services.  Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer.  Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained.  The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.  The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution.  The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade.  Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs.  The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e).

The investment companies sponsored by the investment adviser or its affiliates also may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies.  Such companies may also pay cash for such information.

Municipal obligations considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates.  Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances.  As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts.  If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis.  An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable.  While

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these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during fiscal years ended September 30, 2014, 2013 and 2012 , as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

Period End	Brokerage Commissions Paid	Amount of Transactions Directed to Firms Providing Research	Commissions Paid on Transactions Directed Firms Providing Research
September 30, 2014	$ 0	$ 0	$ 0
September 30, 2013	$ 0	$ 0	$ 0
September 30, 2012	$ 0	$ 0	$ 0

During the fiscal year ended September 30, 201 4 , the   Fund held no securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Fund for the fiscal year ended September 30, 2014 , as previously filed electronically with the SEC (Accession No. 0001193125- 14-452066 ).

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidelines, if a transaction exposes the Fund to an obligation of another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of either the custodian or the investment adviser with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management, the ability to meet redemption requests, or other current obligations.  The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements, residual interest bonds, and participation in revolving credit facilities.

Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk.   Some ABS may receive prepayments that can change their effective maturities.  Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities.  CDOs and CLOs are typically issued in various classes with varying priorities.  The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests.  In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results.

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SAI dated February 1, 2015

Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction.  Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount.  Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons.  In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender.  The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

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SAI dated February 1, 2015

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions).  The Fund typically makes any such borrowings pursuant to an umbrella credit facility to which most of the Eaton Vance funds have access.  The Fund’s ability to borrow under the credit facility is subject to its terms and conditions, which in some cases may limit the Fund’s ability to borrow under the facility.  The credit facility is subject to an annual renewal, which cannot be assured.  If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs.  Borrowings involve additional expense to the Fund.

Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds); or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010.  As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Obligations

Issuers of obligations may reserve the right to call (redeem) the obligations. If an issuer redeems an obligation with a call right during a time of declining interest rates, the holder of the obligation may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some obligations may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances an obligation’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the obligation would be subject to the longer maturity of the obligation, which could experience substantially more volatility.  Obligations with a “put” or “demand” feature are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because they can be retained if interest rates decline.

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities.  See “U.S. Government Securities” below. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

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SAI dated February 1, 2015

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty.  These securities may be subject to federal income, state income and/or other taxes.  Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund (such as Eaton Vance Cash Reserves Fund, LLC, which is managed by Eaton Vance) or unaffiliated money market fund.

Collateralized Mortgage Obligations (“CMOs”)

CMOs are backed by a pool of mortgages or mortgage loans.  The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities.  Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages.  CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches.  CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages.  Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis.  Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes.  CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal.  The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

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SAI dated February 1, 2015

Commodity-Related Investments

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities.  The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

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SAI dated February 1, 2015

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.   A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities.  Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.  With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances.

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SAI dated February 1, 2015

Certain convertible securities may include loss absorption characteristics that make the securities more equity-like.  This is particularly true in the financial services sector.  While loss absorption language is relatively rare in the convertible securities markets today, it may become more prevalent.  One convertible security with loss absorption characteristics is the contingent convertible security (sometimes referred to as a “CoCo”).  These securities provide for mandatory conversion into common stock of the issuer under certain circumstances.  The mandatory conversion might be automatically triggered for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support.  Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy.  In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date.  In another version of a security with loss absorption characteristics, the liquidation value of the security may be adjusted downward to below the original par value under certain circumstances similar to those that would trigger a CoCo.  The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company.  In certain versions of the instruments, the notes will write down to zero under certain circumstances and investors could lose everything, even as the issuer remains in business.

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SAI dated February 1, 2015

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles.  Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.  The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

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SAI dated February 1, 2015

Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available.  Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Cyber Security Risk

With the increased use of technologies by Fund service providers, such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s investment adviser or administrator, principal underwriter and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has an established business continuity plan in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plan and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument.  Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks.  Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”).  Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks.  Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset.  Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets.  To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

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SAI dated February 1, 2015

OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments.   Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  There can be no assurance that the use of derivative instruments will benefit the Fund.

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a dividend capture trade, the Fund sells a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold.  The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.  The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

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Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets.  Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries.  There can be no assurance that repatriation of income, gain or initial capital from these countries will occur.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

 Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities.  The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets.  As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Equity Investments

Equity investments include common and preferred stocks (see “Preferred Securities”); depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred securities and other convertible debt instruments; and rights and warrants.

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Equity Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Equity linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock.  These securities are used for many of the same purposes as derivative instruments and share many of the same risks.  Equity linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Events Regarding FNMA and FHLMC

The value of FNMA and FHLMC securities fell sharply in 2008 due to concerns that these agencies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury Department announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In connection with the conservatorship, the U.S. Treasury Department entered into Senior Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that the liabilities of FNMA and FHLMC have exceeded their assets under generally accepted accounting principles, the U.S. Treasury Department will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the MBS issued by FNMA and FHLMC. On February 18, 2009, the U.S. Treasury Department announced that it was doubling the size of its commitment to each of FNMA and FHLMC under the Senior Preferred Stock Program to $200 billion.  The U.S. Treasury Department’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per entity.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.  The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA and FHLMC’s ability to meet its obligations.  FHFA has indicated that the conservatorship of each entity will end when the director of FHFA determines that FHFA’s plan to restore the entity to a safe and solvent condition has been completed.  No assurance can be given that the U.S. Treasury Department initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.   The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility.  Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.  Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

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ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Fixed-Income Securities

Fixed-income securities are used by issuers to borrow money. Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity.  The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation.  Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired.  The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents).  While typically paying a fixed rate of income, preferred securities may be considered to be equity securities for purposes of the Fund’s investment restrictions.

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Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein).  Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations.  In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts.  Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.  Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States.  Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt.  Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

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In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable.  The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories.  The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk.  Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.

Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Exchange Contracts

See also “Derivative Instruments and Related Risks” herein.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded.  NDFs may also be used to gain or hedge exposure to gold.

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Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein.  Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.  These instruments are traded in the OTC market.

Fund Investing in a Portfolio

The Board may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Futures Contracts

See also “Derivative Instruments and Related Risks” herein.  Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset.  Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin).  Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.  A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Global Natural Resources Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in global natural resources companies.
Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.
High Yield Securities

High yield securities (commonly referred to as “junk bonds”) are considered to be of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk.  High yield securities may be subject to higher risk and include certain corporate debt obligations, higher yielding preferred securities and mortgage-related securities, and securities convertible into the foregoing.  They are regarded as predominantly speculative with respect to the entity’s continuing ability to meet principal and interest payments.  Also, their yields and market values may fluctuate more than higher rated securities.  Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value.  The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

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Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful.  Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

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Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.  Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4 (a) (2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4 (a) (2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.  Where registration is required, a considerable period of time may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities.  The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Indexed Securities

See also “Derivative Instruments and Related Risks” herein.  Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.  Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

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Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.  The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation.  However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields.  In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.  The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal.  Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investments in the Subsidiary

The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director affiliated with Eaton Vance. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans

Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower.  Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation.  Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

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Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.
Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein.  The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price.  Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the Prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $ 2.315 billion through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.80 % on its outstanding borrowings for the administration of the program and an annual fee of either 0.15 % or 0.25 % on the total commitment amount depending on the amount of outstanding borrowings, as well as interest on advances under the program.

Loans

Loans may be primary, direct investments or investments in loan assignments or participation interests.  A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor.  However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor.  Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”).  In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

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Loan investments may be made at par or at a discount or premium to par.  The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind.  In connection with transactions in loans, the Fund may be subject to facility or other fees.  Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated.  During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower.  In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.  Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan.  In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower.  Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment.  This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.  The base lending rate usually is the London Interbank Offered Rate (“LIBOR”), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits.

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment.  The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans.  In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower.  Representatives of the Fund also may join creditor or similar committees relating to loans.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans, making them illiquid. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

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SAI dated February 1, 2015

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.
Master Limited Partnerships (“MLPs”)

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder.  MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines.  In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.  Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently three types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement.  Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

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SAI dated February 1, 2015

 FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.  See also “Events Regarding FNMA and FHLMC” herein.

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate.  Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS is purchased at a premium above its par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS.  The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund.  The use of mortgage dollar rolls is a speculative technique involving leverage.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Fund will enter into only covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Municipal Lease Obligations (“MLOs”)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance.  MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

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SAI dated February 1, 2015

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities.  Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The investment adviser will consider an MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical ratings organization or is insured by an insurer rated investment grade.  If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid.  In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities.  Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate.  Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.  Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.

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SAI dated February 1, 2015

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax (“AMT”): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.  Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.  The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.  Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels.   A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

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62

SAI dated February 1, 2015

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Eaton Vance Build America Bond Fund

63

SAI dated February 1, 2015

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status.  There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment.  The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests.  There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector.  Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector.  As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

Eaton Vance Build America Bond Fund

64

SAI dated February 1, 2015

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Operational Risk

The investment adviser and the Fund’s other service providers may experience disruptions or operating errors that could negatively impact the Fund. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund's in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The investment adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the investment adviser or the other Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Option Contracts

See also “Derivative Instruments and Related Risks” herein.  An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument).  Options may be listed on an exchange or traded in the OTC market.  In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. OTC options also involve greater liquidity risk.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.  Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options.  Options on futures contracts are discussed herein under “Futures Contracts.”

Eaton Vance Build America Bond Fund

65

SAI dated February 1, 2015

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date.  There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  The Fund may also buy and write call options on the same reference instrument to cover its obligations.  Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close.  In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise.  Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option.  Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Option Strategy

The Fund implements the Option Strategy or Enhancement Strategy, as further described under “Investment Objective & Principal Policies and Risks” in the Prospectus, whereby it writes a series of call and put option spread combinations on the S&P 500 Composite Stock Price Index (S&P 500 Index) and/or a proxy for the S&P 500 Index (such as SPDR Trust Series I units (SPDRs)).

Eaton Vance Build America Bond Fund

66

SAI dated February 1, 2015

Participation in the ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion.  While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.  For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds .. Such fee is allocated among a fund’s share classes based on relative net assets.  ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s investment objective, policies or anticipated performance.  In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Class I or Institutional Class shares (or, if applicable Class A or Investor Class shares) at net asset value and will not be subject to any sales charge (in the case of Class A shares), investment minimum or redemption fee applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption-in-kind policies described under “Redeeming Shares” in the Prospectus.  Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round-trips within 90 days limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders.  To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Pooled Investment Vehicles

The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange.  The demand for a closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value.  The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders.  The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities − excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund's portfolio holdings.  The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.

Preferred Securities

Preferred securities represent an equity ownership interest in the issuing corporation that has a higher claim on the assets and earnings than common stock. Preferred securities generally have a dividend that must be paid out before dividends to common stockholders and the shares usually do not have voting rights.  Preferred securities involve credit risk, which is the risk that a preferred security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status.   A company’s preferred securities generally pay dividends only after the company makes the required payments to holders of its bonds and other debt instruments. As a result, the value of preferred securities may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.  Preferred securities may be convertible to common stock in some cases.  While a part of an issuer’s equity structure, preferred securities may be deemed to be fixed-income securities for purposes of the Fund’s investment restrictions.

Eaton Vance Build America Bond Fund

67

SAI dated February 1, 2015

Real Estate Investment Trusts (“REITs”)

Securities of companies in the real estate industry, such as REITs, are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price.  In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Residual Interest Bonds

The Fund may invest in residual interest bonds in a trust that holds municipal securities. The interest rate payable on a residual interest bond bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule with respect to covered funds in place prior to December 31, 2013 is July 21, 2016. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs as presently structured and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Fund. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of income.

Eaton Vance Build America Bond Fund

68

SAI dated February 1, 2015

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.  In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund.  Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage.  Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Rights and Warrants

See also “Derivative Instruments and Related Risks” herein.  A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless.  (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Royalty Bonds	To the extent described in the Prospectus, the Fund may invest in royalty bonds.
Securities Lending

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser.  These loans earn income and are collateralized by cash, securities or letters of credit.  The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan.  When the loan is closed, the lender is obligated to return the collateral to the borrower.  The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan.  The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.  See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.

Eaton Vance Build America Bond Fund

69

SAI dated February 1, 2015

Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar-denominated money market instruments.  The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Although not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that Cash Collateral Fund will be able to maintain a stable net asset value and the Fund could experience a loss of its invested collateral.  Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations, including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.  As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Securities with Equity and Debt Characteristics

Securities may have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  If these securities are ranked at the bottom of an issuer’s debt capital structure, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

Senior Loans

Senior Loans are loans that are senior in repayment priority to other debt of the borrower.  Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates.  Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral.  A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.  Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.  Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

Eaton Vance Build America Bond Fund

70

SAI dated February 1, 2015

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration.  In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower.  The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower.  It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent.  A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons, similar risks may arise.

Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative.  The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation.  In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities.  In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

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SAI dated February 1, 2015

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

For Floating Rate Portfolio, Senior Portfolio and VT Floating-Rate Income Fund only: The Fund will acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality ..

For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.
Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered.  In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost.  In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant.  The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.  Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

Eaton Vance Build America Bond Fund

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SAI dated February 1, 2015

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Structured Notes

See also “Derivative Instruments and Related Risks” herein.  Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements

See also “Derivative Instruments and Related Risks” herein.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).  Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser's ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments.  Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days.  The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).  Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future.  If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default.

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SAI dated February 1, 2015

The swaps market was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.

Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, uncleared OTC swaps will be subject to regulatory collateral requirements that could adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments could cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund, and the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to value or trade. However, it is expected that swap dealers, major market participants, and swap counterparties will experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules to be promulgated may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of the legislation, and the new requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.

Swap agreements include (but are not limited to):

Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

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SAI dated February 1, 2015

Credit Default Swaps.  Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.  The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement.  The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps.  Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis.  If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.  The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis.  Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

Eaton Vance Build America Bond Fund

75

SAI dated February 1, 2015

Swaptions

See also “Derivative Instruments and Related Risks” herein.  A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities that are treated differently for federal income tax purposes: price appreciation, distributions of qualified dividend income, distributions of other investment income, and distributions of realized short-term and long-term capital gains. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income.  Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 20%. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

Eaton Vance Build America Bond Fund

76

SAI dated February 1, 2015

U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities.  Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities.  The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.  For additional information about Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, see “Events Regarding FNMA and FHLMC” herein.

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Utility and Financial Service Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in utility and/or financial services companies.
Variable Rate Obligations

Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.  The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Eaton Vance Build America Bond Fund

77

SAI dated February 1, 2015

When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Eaton Vance Build America Bond Fund

78

SAI dated February 1, 2015

APPENDIX A

Class A Fees, Performance and Ownership

Sales Charges and Distribution and Service Fees.  For the fiscal year ended September 30, 201 4 , the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by the Fund, and (6) distribution and service fees paid to financial intermediaries.  Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC Paid to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
$39,452	$34,045	$5,407	$400	$52,447	$45,120

For the fiscal years ended September 30, 201 3 and 201 2 , the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries.

September 30, 2013 Total Sales Charges Paid	September 30, 2013 Sales Charges to Principal Underwriter	September 30, 2012 Total Sales Charges Paid	September 30, 2012 Sales Charges to Principal Underwriter
$91,455	$16,165	$351,271	$58,848

Performance Information.  The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	7.06%	8.17%
Before Taxes and Including Maximum Sales Charge	2.01%	7.10%
After Taxes on Distributions and Excluding Maximum Sales Charge	4.95%	6.37%
After Taxes on Distributions and Including Maximum Sales Charge	0.00%	5.31%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.95%	5.66%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	1.09%	4.80%
Fund commenced operations on November 17, 2009

Eaton Vance Build America Bond Fund

79

SAI dated February 1, 2015

Control Persons and Principal Holders of Securities.  At January 1, 201 5 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

National Financial Services LLC	Jersey City, NJ	19.94%
American Enterprise Investment Services	Minneapolis, MN	15.26%
Pershing LLC	Jersey City, NJ	12.55%
Edward D. Jones and Co.	St. Louis, MO	9.44%
LPL Financial	San Diego, CA	5.98%
First Clearing LLC	St. Louis, MO	5.75%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Build America Bond Fund

80

SAI dated February 1, 2015

APPENDIX B

Class C Fees, Performance and Ownership

Distribution and Service Fees.  For the fiscal year ended September 30, 201 4 , the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) service fees paid under the Distribution Plan, and (5) service fees paid to financial intermediaries.  The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid by Principal Underwriter to Financial Intermediaries	Distribution Fee Paid to Principal Underwriter	CDSC Paid to Principal Underwriter	Service Fees	Service Fees Paid to Financial Intermediaries
$88,219	$90,614	$3,000	$30,205	$29,406

Performance Information.  The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Before Deducting CDSC	6.17%	7.39%
Before Taxes and After Deducting CDSC	5.17%	7.39%
After Taxes on Distributions and Before Deducting CDSC	4.42%	5.88%
After Taxes on Distributions and After Deducting CDSC	3.42%	5.88%
After Taxes on Distributions and Redemption and Before Deducting CDSC	3.46%	5.17%
After Taxes on Distributions and Redemption and After Deducting CDSC	2.90%	5.17%
Fund commenced operations on November 17, 2009

Eaton Vance Build America Bond Fund

81

SAI dated February 1, 2015

Control Persons and Principal Holders of Securities.  At January 1, 201 5 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	20.14%
Morgan Stanley Smith Barney	Jersey City, NJ	17.06%
First Clearing LLC	St. Louis, MO	15.79%
Pershing LLC	Jersey City, NJ	9.33%
LPL Financial	San Diego, CA	8.81%
USB WM USA	Weehawken, NJ	5.56%

Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Build America Bond Fund

82

SAI dated February 1, 2015

APPENDIX C

Class I Performance and Ownership

Performance Information.  The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes	7.23%	8.41%
After Taxes on Distributions	5.01%	6.50%
After Taxes on Distributions and Redemption	4.04%	5.80%
Fund commenced operations on November 17, 2009

Control Persons and Principal Holders of Securities.  At January 1, 201 5 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

National Financial Services LLC	Jersey City, NJ	23.47%
Pershing LLC	Jersey City, NJ	21.34%
First Clearing LLC	St. Louis, MO	18.68%
Morgan Stanley Smith Barney	Jersey City, NJ	9.06%
Charles Schwab & Co. Inc.	San Francisco, CA	8.87%
UBS WM USA	Weehawken, NJ	6.77%
Fifth Third Bank FBO IRR Tr U/A Ben E. Tate, Jr.	Cincinnati, OH	5.22%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Build America Bond Fund

83

SAI dated February 1, 2015

APPENDIX D

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default ..  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

GLOBAL LONG-TERM RATINGS SCALE

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

GLOBAL SHORT-TERM RATING SCALE

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

Eaton Vance Build America Bond Fund

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SAI dated February 1, 2015

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial counterparty obligations and contracts. As such, Issuer Ratings incorporate any external support that is expected to apply to all current and future issuance of senior unsecured financial obligations and contracts, such as explicit support stemming from a guarantee of all senior unsecured financial obligations and contracts, and/or implicit support for issuers subject to joint default analysis (e.g. banks and government-related issuers). Issuer Ratings do not incorporate support arrangements, such as guarantees, that apply only to specific (but not to all) senior unsecured financial obligations and contracts.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

SHORT-TERM OBLIGATION RATINGS

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG:  This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Eaton Vance Build America Bond Fund

85

SAI dated February 1, 2015

STANDARD & POOR’S RATINGS SERVICES (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS:

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

• Nature of and provisions of the obligation and the promise that is imputed .

• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights. Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA:  An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:   An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’,  ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

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SAI dated February 1, 2015

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default.

C:  An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial    commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

ISSUER CREDIT RATINGS DEFINITIONS

Standard & Poor's issuer credit rating is a forward-looking opinion about an obligor's overall creditworthiness. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. Counterparty credit ratings, corporate credit ratings and sovereign credit ratings are all forms of issuer credit ratings.

Issuer credit ratings can be either long-term or short-term.

Eaton Vance Build America Bond Fund

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SAI dated February 1, 2015

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable. The 'CC' rating is used when a default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D: An obligor rated 'SD' (selective default) or 'D' is in default on one or more of its financial obligations including rated and unrated financial obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. An obligor is considered in default unless Standard & Poor's believes that such payments will be made within five business days of the due date in the absence of a stated grace period, or within the earlier of the stated grace period or 30 calendar days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard &

Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor's rating is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

NR: An issuer designated NR is not rated.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

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SAI dated February 1, 2015

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: An obligor rated 'C' is currently vulnerable to nonpayment that would result in a 'SD' or 'D' issuer rating, and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D:  An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated), excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms, when it came due. An obligor is considered in default unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or  substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding hybrid instruments classified as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor's rating is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

NR: An issuer designated as NR is not rated.

MUNICIPAL SHORT-TERM NOTE RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations: Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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SAI dated February 1, 2015

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB:  'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.  'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly speculative.   B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk.  Default is a real possibility.

CC:. Very high levels of credit risk.  Default of some kind appears probable.

C:  Exceptionally high levels of credit risk. Default appears imminent or inevitable.

D:   Indicates a default. Default generally is defined as one of the following:

·  failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

·  the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

·  the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Notes to Long-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings Assigned to Obligations in Corporate, Public and Structured Finance

 A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1:  Highest short-term credit quality.  Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality.  Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality.  The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk.  Default is a real possibility.

RD: Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

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D:  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations and also reflect the expected financial loss suffered in the event of default . Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

Standard & Poor’s Insurance Financial Strength Ratings

A Standard & Poor's insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e., debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with those used to assign an issue credit rating. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.

Long-Term Insurer Financial Strength Ratings

Category Definition

AAA

An insurer rated 'AAA' has extremely strong financial security characteristics. 'AAA' is the highest insurer financial strength rating assigned by Standard & Poor's.

AA

An insurer rated 'AA' has very strong financial security characteristics, differing only slightly from those rated higher.

A

An insurer rated 'A' has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB

An insurer rated 'BBB' has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.

BB; CCC; and CC

An insurer rated 'BB' or lower is regarded as having vulnerable characteristics that may outweigh its strengths. 'BB' indicates the least degree of vulnerability within the range; 'CC' the highest.

BB

An insurer rated 'BB' has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B

An insurer rated 'B' has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

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CCC

An insurer rated 'CCC' has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC

An insurer rated 'CC' has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

SD or D

An insurer rated 'SD' (selective default) or 'D' is in default on one or more of its insurance policy obligations but is not under regulatory supervision that would involve a rating of 'R'. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a policy obligation are at risk. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay substantially all of its obligations in full in accordance with the policy terms. An 'SD' rating is assigned when Standard & Poor's believes that the insurer has selectively defaulted on a specific class of policies but it will continue to meet its payment obligations on other classes of obligations. A selective default includes the completion of a distressed exchange offer. Claim denials due to lack of coverage or other legally permitted defenses are not considered defaults.

R

An insurer rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

NR

An insurer designated 'NR' is not rated, which implies no opinion about the insurer's financial security.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Insurer Financial Strength Rating

The Insurer Financial Strength (IFS) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.

The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.

Expected recoveries are based on the agency's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.

IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.

The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold.

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The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.

Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between 'B' and 'C' on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer's International Long-Term IFS Rating.

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APPENDIX E

Eaton Vance Funds

Proxy Voting Policy and Procedures

I.   Overview

The Boards of Trustees (the “Board”) of the Eaton Vance Funds 1 have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”).  For purposes of this Policy:

•

“Fund” means each registered investment company sponsored by the Eaton Vance organization; and

•

“Adviser” means the adviser or sub-adviser responsible for the day-to-day management of all or a portion of the Fund’s assets.

II.   Delegation of Proxy Voting Responsibilities

The Board hereby delegates to the Adviser responsibility for voting the Fund’s proxies as described in this Policy. In this connection, the Adviser is required to provide the Board with a copy of its proxy voting policies and procedures (“Adviser Procedures”) and all Fund proxies will be voted in accordance with the Adviser Procedures, provided that in the event a material conflict of interest arises with respect to a proxy to be voted for the Fund (as described in Section IV below) the Adviser shall follow the process for voting such proxy as described in Section IV below.

The Adviser is required to report any material change to the Adviser Procedures to the Board in the manner set forth in Section V below.  In addition, the Board will review the Adviser Procedures annually.

III.   Delegation of Proxy Voting Disclosure Responsibilities

Pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is required to file Form N-PX no later than August 31st of each year.  On Form N-PX, the Fund is required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted on the matter and whether it voted for or against management.

To facilitate the filing of Form N-PX for the Fund:

•

The Adviser is required to record, compile and transmit in a timely manner all data required to be filed on Form N-PX for the Fund that it manages.  Such data shall be transmitted to Eaton Vance Management, which acts as administrator to the Fund (the “Administrator”) or the third party service provider designated by the Administrator; and

•

the Administrator is required to file Form N-PX on behalf of the Fund with the Securities and Exchange Commission (“Commission”) as required by the 1940 Act.  The Administrator may delegate the filing to a third party service party provided each such filing is reviewed and approved by the Administrator.

IV.   Conflicts of Interest

The Board expects the Adviser, as a fiduciary to the Fund it manages, to put the interests of the Fund and its shareholders above those of the Adviser.  When required to vote a proxy for the Fund, the Adviser may have material business relationships with the issuer soliciting the proxy that could give rise to a potential material conflict of interest for the Adviser. 2  In the event such a material conflict of interest arises, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board, or any committee, sub-committee or group of Independent Trustees identified by the Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees) (the “Board Members”), concerning the material conflict. 3  For ease of communicating with the Board Members, the Adviser is required to provide the foregoing notice to the Fund’s Chief Legal Officer who will then notify and facilitate a consultation with the Board Members.

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Once the Board Members have been notified of the material conflict:

•

They shall convene a meeting to review and consider all relevant materials related to the proxies involved.  This meeting shall be convened within 3 business days, provided that it an effort will be made to convene the meeting sooner if the proxy must be voted in less than 3 business days;

•

In considering such proxies, the Adviser shall make available all materials requested by the Board Members and make reasonably available appropriate personnel to discuss the matter upon request.

•

The Board Members will then instruct the Adviser on the appropriate course of action with respect to the proxy at issue.

If the Board Members are unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, the Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Chairman of the Board as soon as practicable and to the Board at its next meeting.  Any determination regarding the voting of proxies of the Fund that is made by the Board Members shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V.    Reports and Review

The Administrator shall make copies of each Form N-PX filed on behalf of the Fund available for the Boards’ review upon the Board’’ request.  The Administrator (with input from the Adviser for the Fund) shall also provide any reports reasonably requested by the Board regarding the proxy voting records of the Fund.

The Adviser shall report any material changes to the Adviser Procedures to the Board as soon as practicable and the Boards will review the Adviser Procedures annually.

The Adviser also shall report any changes to the Adviser Procedures to the Fund Chief Legal Officer prior to implementing such changes in order to enable the Administrator to effectively coordinate the Fund’s disclosure relating to the Adviser Procedures.

To the extent requested by the Commission, the Policy and the Adviser Procedures shall be appended to the Fund’s statement of additional information included in its registration statement.

_____________________

1

The Eaton Vance Funds may be organized as trusts or corporations.  For ease of reference, the Funds may be referred to herein as Trusts and the Funds’ Board of Trustees or Board of Directors may be referred to collectively herein as the Board.

2

An Adviser is expected to maintain a process for identifying a potential material conflict of interest.  As an example only, such potential conflicts may arise when the issuer is a client of the Adviser and generates a significant amount of fees to the Adviser or the issuer is a distributor of the Adviser’s products.

3

If a material conflict of interest exists with respect to a particular proxy and the proxy voting procedures of the relevant Adviser require that proxies are to be voted in accordance with the recommendation of a third party proxy voting vendor, the requirements of this Section IV shall only apply if the Adviser intends to vote such proxy in a manner inconsistent with such third party recommendation.

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APPENDIX F

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

PROXY VOTING POLICIES AND PROCEDURES

I.  Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and , to the extent applicable, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.  The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures.  These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.  Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client.  In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients.  These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds (with respect to proxies received by or on behalf of such Funds) and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below.  The Agent is currently Institutional Shareholder Services Inc.  Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers.  The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.  Roles and Responsibilities

A.  Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures , to the extent applicable.  The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines.  Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B.  Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, to the extent applicable, shall be engaged to assist in the voting of proxies.  The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below.  The Agent shall retain a record of all proxy votes handled by the Agent.

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Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940 , to the extent applicable.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.   Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.  Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.  Proxy Voting Guidelines (“Guidelines”)

A.  General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted.  In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders.  Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients.  The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B.  Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C.  Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

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D.  Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.  Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F.  Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1

WITHIN-GUIDELINES VOTES:  Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2

NON-VOTES:  Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances , and to the extent permissible under applicable law , the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

3

OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent as it deems necessary.  The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.  The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast on behalf of the Eaton Vance Funds contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V.  Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended.  Those records will include:

•

A copy of the Advisers’ proxy voting policies and procedures;

•

Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;

•

A record of each vote cast;

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•

A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

•

Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.  Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.  Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

B.  Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own.  In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

•

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds).   Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

•

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

•

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”).  If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

•

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

•

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients.  If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

•

The client, in the case of an individual , corporate , institutional or benefit plan client;

•

In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or

•

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety.  If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests.   In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

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The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data.  The Advisers shall review such information on a monthly basis.  The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator.  Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation.  The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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STATEMENT OF
ADDITIONAL INFORMATION
February 1, 2015

Eaton Vance Atlanta Capital Focused Growth Fund

Class A Shares - EAALX Class C Shares - EAGCX Class I Shares - EILGX

Eaton Vance Atlanta Capital Horizon Growth Fund

Class A Shares - EXMCX Class B Shares - EBMCX Class C Shares - ECMCX Class I Shares - EIMCX

Eaton Vance Atlanta Capital Select Equity Fund

Class A Shares - ESEAX Class C Shares - ESECX Class I Shares - ESEIX

Eaton Vance Atlanta Capital SMID-Cap Fund

Class A Shares - EAASX Class C Shares - ECASX Class I Shares – EISMX
 Class R Shares - ERSMX Class R6 Shares - ERASX

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and SMID-Cap Portfolio. Eaton Vance Atlanta Capital Focused Growth Fund and Eaton Vance Atlanta Capital Select Equity Fund are non-diversified and Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Atlanta Capital SMID-Cap Fund and its corresponding Portfolio are diversified and each is an open-end management investment company .. Each Fund, except Eaton Vance Atlanta Capital Horizon Growth Fund, is a series of Eaton Vance Growth Trust. Eaton Vance Atlanta Capital Horizon Growth Fund is a series of Eaton Vance Mutual Funds Trust.  Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

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Strategies and Risks	2	Sales Charges	22
Investment Restrictions	4	Performance	24
Management and Organization	6	Taxes	25
Investment Advisory and Administrative Services	15	Portfolio Securities Transactions	33
Other Service Providers	19	Financial Statements	36
Calculation of Net Asset Value	19	Additional Information About Investment Strategies	36
Purchasing and Redeeming Shares	20

Appendix A: Class A Fees, Performance and Ownership	68	Appendix F: Class R6 Performance and Ownership	78
Appendix B: Class B Fees, Performance and Ownership	71	Appendix G: Equity Rankings	79
Appendix C: Class C Fees, Performance and Ownership	72	Appendix H: Eaton Vance Funds Proxy Voting Policy and Procedures	80
Appendix D: Class I Performance and Ownership	75	Appendix I: Atlanta Capital Management Company, LLC Proxy Voting Policies	82
Appendix E: Class R Fees, Performance and Ownership	77

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated February 1, 2015 , as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© 2015  Eaton Vance Management

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“Board” means Board of Trustees or Board of Directors, as applicable;

“CEA” means Commodity Exchange Act;

“CFTC” means the Commodity Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Eaton Vance family of funds” means all registered investment companies advised, administered and/or distributed by Eaton Vance or its affiliates;

“Eaton Vance funds” means the mutual funds sponsored by the Eaton Vance organization;

“Exchange” means the New York Stock Exchange;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“Portfolio” means a registered investment company (other than the Fund) sponsored by the Eaton Vance organization in which one or more Funds and other investors may invest substantially all or any portion of their assets as described in the prospectus, if applicable;

“Subsidiary” means a wholly-owned subsidiary of the Fund or the Portfolio as described in the prospectus, if applicable;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Eaton Vance Growth Trust and Eaton Vance Mutual Funds Trust.

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments in which the Fund will principally invest in seeking its investment objective(s) and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments and the investment practices the Fund (either directly or through one or more Portfolios as may be described in the prospectus) is permitted to engage in. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its total assets in such investment type.  If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment. If applicable, “Fund” as used herein and under “Additional Information About Investment Strategies” refers to each Fund and Portfolio listed in the table below.  Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies.”

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SAI dated February 1, 2015

Investment Type	Permitted for or Relevant to
	Focused Growth Fund	Horizon Growth Fund	Select Equity Fund	SMID-Cap Portfolio
Asset-Backed Securities (“ABS”)
Auction Rate Securities
Build America Bonds
Call and Put Features on Obligations
Cash Equivalents	√	√	√	√
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks	√	√	√	√
Convertible Securities	√	√	√	√
Credit Linked Securities
Derivative Instruments and Related Risks	√	√	√	√
Direct Investments
Emerging Market Investments		√	√
Equity Investments	√(1)	√	√	√(1)
Equity Linked Securities
Exchange-Traded Funds (“ETFs”)	√	√	√	√
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities
Foreign Currency Transactions	√	√	√	√
Foreign Investments	√	√	√	√
Forward Foreign Currency Exchange Contracts	√	√	√	√
Forward Rate Agreements
Futures Contracts	√	√	√	√
High Yield Securities
Hybrid Instruments
Illiquid Securities	√	√	√	√
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds
Junior Loans
Loans
Liquidity or Protective Put Agreements
Master Limited Partnerships (“MLPs”)	√	√	√	√
Mortgage-Backed Securities (“MBS”)
Mortgage Dollar Rolls

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SAI dated February 1, 2015

Investment Type	Permitted for or Relevant to
	Focused Growth Fund	Horizon Growth Fund	Select Equity Fund	SMID-Cap Portfolio
Municipal Lease Obligations (“MLOs”)
Municipal Obligations
Option Contracts	√	√	√	√
Pooled Investment Vehicles	√	√	√	√
Preferred Securities	√	√	√	√
Real Estate Investment Trusts (“REITs”)		√	√	√
Repurchase Agreements
Residual Interest Bonds
Reverse Repurchase Agreements
Rights and Warrants	√	√	√	√
Royalty Bonds
Securities with Equity and Debt Characteristics	√	√	√	√
Senior Loans
Short Sales	√	√	√	√
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes
Swap Agreements	√	√	√	√
Swaptions	√	√	√	√
Trust Certificates
U.S. Government Securities
Unlisted Securities
Variable Rate Obligations
When-Issued Securities, Delayed Delivery and Forward Commitments
Zero Coupon Bonds

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to
	Focused Growth Fund	Horizon Growth Fund	Select Equity Fund	SMID-Cap Portfolio
Asset Coverage	√	√	√	√
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√	√	√	√
Cyber Security Risk	√	√	√	√
Diversified Status		√		√
Dividend Capture Trading
Duration
Events Regarding FNMA and FHLMC

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SAI dated February 1, 2015

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to
	Focused Growth Fund	Horizon Growth Fund	Select Equity Fund	SMID-Cap Portfolio
Investing in a Portfolio				√
Investments in the Subsidiary
Loan Facility
Operational Risk	√	√	√	√
Option Strategy
Participation in the ReFlow Liquidity Program	√	√	√	√
Portfolio Turnover	√	√	√	√
Securities Lending	√	√	√	√
Short-Term Trading
Significant Exposure to Global Natural Resources Companies
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies		√	√	√
Significant Exposure to Utility and Financial Service Companies
Tax-Managed Investing

(1)

 For purposes of establishing the market capitalizations of companies included in an Index or top 1,000 companies for a particular month, the Fund or Portfolio, as applicable, will refer to the market capitalizations of the companies as of the first business day of that month.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of:  (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund.  Accordingly, each Fund may not:

(1)

Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)

Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(3)

Make loans to any person, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law.

Additionally, each Fund with the exception of Select Equity Fund may not:

(4)

Engage in the underwriting of securities;

(5)

Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in any one industry;

(6)

Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities;

Additionally, each Fund with the exception of Horizon Growth Fund and Select Equity Fund may not:

(7)

Purchase securities on margin (but

 the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

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SAI dated February 1, 2015

Horizon Growth Fund may not:

(8)

Purchase any securities or evidences of interest therein on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

Select Equity Fund may not:

(9)

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).  The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(10)

Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

(11)

Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;

Horizon Growth Fund and SMID-Cap Fund may not:

(12)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

In addition, Select Equity Fund may:

(13)

Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

Notwithstanding its investment policies and restrictions, each Fund may, in compliance with the requirements of the 1940 Act, invest: (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by SMID-Cap Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of the Portfolio.

In addition, to the extent a registered open-end investment company acquires securities of a portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

Each Fund’s borrowing policy is consistent with Section 18(f) of the 1940 Act, which states that it shall be unlawful for any registered open-end company to issue any class of senior security or to sell any senior security of which it is the issuer, except that any such registered company shall be permitted to borrow from any bank; provided, that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of such registered company; and provided further, that in the event that such asset coverage shall at any time fall below 300% such registered company shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

The following nonfundamental investment policies have been adopted by each Fund and the Portfolio.  A nonfundamental investment policy may be changed by the Board with respect to a Fund without approval by the Fund’s shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors.  Each Fund and the Portfolio will not:

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SAI dated February 1, 2015

•

make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

•

invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days.  Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4( a)(2) of said Act that the members of the Board, or their delegate, determines to be liquid.  Any such determination by a delegate will be made pursuant to procedures adopted by the Board.  When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund or the Portfolio of such security or asset.  Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or the Portfolio to dispose of such security or other asset.  However, a Fund and the Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.  If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management.  The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the Portfolio.  The Board members and officers of the Trust and the Portfolio are listed below.  Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.  Board members and officers of the Trust and the Portfolio hold indefinite terms of office.  The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act.  The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110.  As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “Eaton Vance” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. (see “Principal Underwriter” under “Other Service Providers”).  EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR.   Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
Interested Trustee
THOMAS E. FAUST JR. 1958	Trustee and President of the Portfolio	Trustee since 2007 and President since 2013	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolio.	178	Director of EVC and Hexavest Inc.

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SAI dated February 1, 2015

Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
Noninterested Trustees
SCOTT E. ESTON 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).	178	None
CYNTHIA E. FROST 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).	178	None
GEORGE J. GORMAN 1952	Trustee	Since 2014	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).	178	Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).
VALERIE A. MOSLEY 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).	178	Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

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SAI dated February 1, 2015

Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
WILLIAM H. PARK 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group, L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

				178	None
RONALD A. PEARLMAN 1940	Trustee	Since 2003	Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).	178	None
HELEN FRAME PETERS 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	178

Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

HARRIETT TEE TAGGART 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).	178

Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

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SAI dated February 1, 2015

Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
RALPH F. VERNI 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	178	None

(1)

Includes both master and feeder funds in a master-feeder structure.

(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust:  Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II:  Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).   However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust:  Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014 ).

Principal Officers who are not Trustees
Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
PAYSON F. SWAFFIELD 1956	President of the Trust	Since 2013	Vice President and Chief Income Investment Officer of Eaton Vance and BMR. Officer of 151 registered investment companies managed by Eaton Vance or BMR.
MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.
JAMES F. KIRCHNER 1967	Treasurer	Since 2013	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 1953	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.

The Board has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of ten Trustees, including nine Trustees who are not “interested persons” of a Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed a noninterested Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such noninterested Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Portfolio has the same leadership structure as the Trust.

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SAI dated February 1, 2015

Each Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of each Fund and the Trust and is addressed as part of various activities of the Board and its Committees. As part of its oversight of each Fund and the Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can or should be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports  to the Audit Committee of the Board and the Board regarding these and related matters. In addition, the Audit Committee of the Board or the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. The Portfolio has the same risk oversight approach as the Fund and the Trust.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee.  The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering noninterested Trustee candidates.  In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board members’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the ability to qualify as a noninterested Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board.

Among the attributes or skills common to all Board members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other members of the Board, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as members of the Board.  Each Board member’s ability to perform his or her duties effectively has been attained through the Board member’s business, consulting, public service and/or academic positions and through experience from service as a member of the Boards of the Eaton Vance family of funds (“Eaton Vance Fund Boards”) (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below.  Each Board member’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current member of the Board, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of registered investment companies, were a significant factor in the determination that the individual should serve as a member of the Board.  The following is a summary of each Board member’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a member of the Board:

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Scott E. Eston. Mr. Eston has served as a member of the Eaton Vance Fund Boards since 2011. He currently serves on the board and on the investment committee of Michigan State University Foundation, and on the investment advisory committee of Michigan State University. From 1997 through 2009, Mr. Eston served in several capacities at Grantham, Mayo, Van Otterloo and Co. (“GMO”), including as Chairman of the Executive Committee and Chief Operating and Chief Financial Officer, and also as the President and Principal Executive officer of GMO Trust, an affiliated open-end registered investment company. From 1978 through 1997, Mr. Eston was employed at Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers) (since 1987 as a Partner).

Thomas E. Faust Jr.  Mr. Faust has served as a member of the Eaton Vance Fund Boards since 2007.  He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.  Mr. Faust has served as a Director of Hexavest Inc. since 2012.  Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007).  He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School.  Mr. Faust has been a Chartered Financial Analyst since 1988.

Cynthia E. Frost. Ms. Frost has served as a member of the Eaton Vance Fund Boards since May 29, 2014.  From 2000 through 2012, Ms. Frost was the Chief Investment Officer of Brown University, where she oversaw the evaluation, selection and monitoring of the third party investment managers who managed the university’s endowment.  From 1995-2000 Ms. Frost was a Portfolio Strategist for Duke Management Company, which oversaw Duke University’s endowment.  Ms. Frost also served in various investment and consulting roles at Cambridge Associates (from 1989-1995), Bain and Company (1987-1989) and BA Investment Management Company (1983-1985), and has additional experience as a member of the investment committee of several non-profit organizations.

George J. Gorman.  Mr. Gorman has served as a member of the Eaton Vance Fund Boards since May 29, 2014.  From 1974 through 2009, Mr. Gorman served in various capacities at Ernst & Young LLP, including as a Senior Partner in the Asset Management Group (from  1988) specializing in managing engagement teams responsible for auditing mutual funds registered with the SEC, hedge funds and private equity funds.  Mr. Gorman also has experience serving as an independent trustee of other mutual fund complexes, including the Bank of America Money Market Funds Series Trust ( from 2011 -2014 ), and the Ashmore Funds ( from 2010 -2014 ).

Valerie A. Mosley.  Ms. Mosley has served as a member of the Eaton Vance Fund Boards since January 1, 2014.  She currently owns and manages a consulting and investment firm, Valmo Ventures and is a Director of Progress Investment Management Company, a manager of emerging managers with a focus on women- and minority-owned investment advisors.  From 1992 through 2012, Ms. Mosley served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President, Portfolio Manager and Investment Strategist.  Ms. Mosley also served as Chief Investment Officer at PG Corbin Asset Management from 1990-1992 and worked in institutional corporate bond sales at Kidder Peabody from 1986-1990.  Ms. Mosley is a Director of Dynex Capital, Inc., a mortgage REIT, and also serves as a trustee or board member of several major non-profit organizations and endowments, including Wheelock College’s endowment, Mass Ventures, a quasi-public early-stage investment corporation active in Massachusetts, and the Federal Reserve Bank of Boston’s Advisory Board for Diversity.

William H. Park.  Mr. Park has served as a member of the Eaton Vance Fund Boards since 2003 and is the Chairperson of the Audit Committee.  Mr. Park was formerly the Chief Financial Officer of Aveon Group, L.P. from 2010-2011. Mr. Park also served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

Ronald A. Pearlman.  Mr. Pearlman has served as a member of the Eaton Vance Fund Boards since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee.  Mr. Pearlman was formerly a Professor of Law at Georgetown University Law Center from 1999-2014.  Mr. Pearlman also served as Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.  Mr. Pearlman was engaged in the private practice of law from 1969-2000, with the exception of the periods of government service.  He represented large domestic and multinational businesses in connection with the tax aspects of complex transactions and high net worth individuals in connection with tax and business planning.

Helen Frame Peters.  Ms. Peters has served as a member of the Eaton Vance Fund Boards since 2008 and is the Chairperson of the Portfolio Management Committee.  Ms. Peters is currently a Professor of Finance at Carroll School of Management, Boston

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College and was formerly Dean of Carroll School of Management from 2000-2002. Ms. Peters was previously a Director of BJ’s Wholesale Club, Inc. from 2004-2011.  In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998.  Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

Harriett Tee Taggart. Ms. Taggart has served as a member of the Eaton Vance Fund Boards since 2011 and is the Chairperson of the Governance Committee. Ms. Taggart currently manages a professional practice, Taggart Associates. Since 2007, Ms. Taggart has been a Director of Albemarle Corporation, a specialty chemical company where she serves as a member of the Nomination and Governance Committee and the Health, Safety, and Environmental Committee. Since 2009 she has served as a Director of the Hanover Insurance Group, Inc. where she serves as member of the Nomination and Governance Committee.  Ms. Taggart is also a trustee or member of several major non-profit boards, advisory committees and endowment investment companies. From 1983 through 2006, Ms. Taggart served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President and chemical industry sector portfolio manager. Ms. Taggart also served as a Director of the Lubrizol Corporation, a specialty chemicals manufacturer from 2007-2011.

Ralph F. Verni.  Mr. Verni has served as a member of the Eaton Vance Fund Boards since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee.  Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life.  Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Street Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.  Mr. Verni has been a Chartered Financial Analyst since 1977.

The Board of the Trust and the Portfolio has several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee.  Each of the Committees are comprised of only noninterested Trustees.

Mmes. Taggart (Chair), Frost, Mosley and Peters , and Messrs. Eston, Gorman, Park, Pearlman and Verni are members of the Governance Committee.  The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons.  During the fiscal year ended September 30, 2014 , the Governance Committee convened nine times.

The Governance Committee will, when a vacancy exists , consider a nominee for Trustee recommended by a shareholder , provided that such recommendation is submitted in writing to the Fund’s Secretary at the principal executive office of the Fund. Such recommendations must be accompanied by biographical and occupational data on the candidate ( including whether the candidate would be an “interested person” of the Fund), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Fund, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration ..

Messrs. Park (Chair), Eston, Pearlman and Verni, and Ms. Peters are members of the Audit Committee.  The Board has designated Mr. Park, a noninterested Trustee, as audit committee financial expert.  The Audit Committee’s purposes are to (i) oversee each Fund's and the Portfolio's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund's and the Portfolio's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each  Fund's and the Portfolio's compliance with legal and regulatory requirements that relate to each Fund's and the Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund.  During the fiscal year ended September 30, 2014 , the Audit Committee convened sixteen times.

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Messrs. Verni (Chair), Eston (Vice-Chair), Gorman and Park, and Mmes. Frost, Mosley, Peters and Taggart are members of the Contract Review Committee.  The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board concerning the following matters: (i) contractual arrangements with each service provider to the Funds and the Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, the Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board.  During the fiscal year ended September 30, 2014 , the Contract Review Committee convened eight times.

Mmes. Peters (Chair), Frost, Mosley and Taggart are members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board in its oversight of the portfolio management process employed by the Funds and the Portfolio and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and the Portfolio's stated objective(s), strategies and restrictions; (ii) assist the Board in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolio; and (iii) assist the Board in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board identifies from time to time. During the fiscal year ended September 30, 2014 , the Portfolio Management Committee convened eight times.

Messrs. Pearlman (Chair), Eston and Gorman are members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolio; (ii) serve as a liaison between the Board and the Funds’ and the Portfolio's CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC.  During the fiscal year ended September 30, 2014 , the Compliance Reports and Regulatory Matters Committee convened eleven times.

Share Ownership.  The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in the Eaton Vance family of funds overseen by the Trustee as of December 31, 2014 .  Interests in a Portfolio cannot be purchased by a Trustee.

Dollar Range of Equity Securities Owned by
Fund Name	Scott E. Eston(2)	Thomas E. Faust Jr(1)	Cynthia E. Frost(2)(3)	George J. Gorman(2)(3)	Valerie A. Mosley(2)	William H. Park(2)	Ronald A. Pearlman(2)	Helen Frame Peters(2)	Harriett Tee Taggart(2)	Ralph F. Verni(2)
Focused Growth Fund	None	None	None	None	None	None	None	None	None	None
Horizon Growth Fund	None	None	None	None	None	None	None	None	None	None
Select Equity Fund	None	$10,001 - $50,000	None	None	None	None	None	over $100,000	None	None
SMID-Cap Fund	None	$10,001 - $50,000	None	None	None	None	None	over $100,000	None	None
Aggregate Dollar Range of Equity Securities Owned in Funds Overseen by Trustee in the Eaton Vance Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

(1)

Interested Trustee.

(2)

Noninterested Trustees.

(3)

Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.

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As of December 31, 2014 , no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2013 and December 31, 2014 , no noninterested Trustee (or their immediate family members) had:

(1)

 Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

(2)

 Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)

 Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2013 and December 31, 2014 , no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Deferred Compensation Plan”).  Under the Deferred Compensation Plan, an eligible Board member may elect to have his or her deferred fees invested in the shares of one or more funds in the Eaton Vance family of funds, and the amount paid to the Board members under the Deferred Compensation Plan will be determined based upon the performance of such investments.  Deferral of Board members’ fees in accordance with the Deferred Compensation Plan will have a negligible effect on the assets, liabilities, and net income of a participating fund or portfolio, and do not require that a participating Board member be retained.  There is no retirement plan for Board members.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Funds (and other series of the Trust) and the Portfolio, respectively. (A Board member who is a member of the Eaton Vance organization receives no compensation from the Trust or the Portfolio.) During the fiscal year ended September 30, 2014 , the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Board members from the Trust and the Portfolio.  For the year ended December 31, 2014 , the Board members earned the following compensation in their capacities as members of the Eaton Vance Fund Boards(1):

Source of Compensation	Scott E. Eston	Cynthia E. Frost	George J. Gorman	Valerie A. Mosley	William H. Park	Ronald A. Pearlman	Helen Frame Peters	Harriett Tee Taggart	Ralph F. Verni
Growth Trust(2)	$9,802	$3,775	$3,775	$7,804	$10,539	$10,539	$10,157	$10,157	$14,581
Mutual Funds Trust(2)	$18,804	$6,319	$6,319	$14,343	$20,246	$20,246	$19,456	$19,456	$28,013
SMID-Cap Portfolio	$7,024 (3)	$2,330 (4)	$2,330	$5,337	$7,564	$7,564	$7,267	$7,267	$10,466 (5)
Trust and Fund Complex(1)	$269,375 (6)	$267,500 (7)	$267,500	$206,250	$290,000	$290,000	$278,750	$278,750	$401,250 (8)

(1)

As of February 1, 2015 , the Eaton Vance fund complex consists of 178 registered investment companies or series thereof.   Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014, and thus the compensation figures listed for the Trust and Fund Complex are estimated based on amounts each would have received if they had been Trustees for the full 2014 calendar year.  Benjamin C. Esty resigned as a Trustee effective December 31, 2013. For the fiscal year ended September 30, 2014 , Mr. Esty received Trustee fees of $ 2,025 from Growth Trust, $ 4,599 from Mutual Funds Trust and $1,742 from the Portfolio.  For the calendar year ended December 31, 2014 , he received $ 65 ,000 from the Trust and Fund Complex.  Lynn A. Stout resigned as a Trustee effective March 31, 2014. For the fiscal year ended September 30, 2014 , Ms. Stout received Trustee fees of $4, 011 from Growth Trust, $ 9,110 from Mutual Funds Trust and $ 3,450 from the Portfolio , which included $ 701 of deferred compensation ..  For the calendar year ended December 31, 2014 , she received $ 128,750 from the Trust and Fund Complex, which included $ 25 ,000 of deferred compensation.  Allen R. Freedman retired as a Trustee effective July 1, 2014.  For the fiscal year ended September 30, 2014 , Mr. Freedman received Trustee fees of $ 7,450 from Growth Trust, $ 15,076 from Mutual Funds Trust and $ 5,658 from the Portfolio.  For the calendar year ended December 31, 2014 , he received $ 215 ,000 from the Trust and Fund Complex.

(2)

Growth Trust consisted of 18 Funds and Mutual Funds Trust consisted of 37 Funds as of September 30, 2014 ..

(3)

Includes $7, 024 of deferred compensation.

(4)

Includes $ 2,330 of deferred compensation.

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(5)

Includes $ 5,473 of deferred compensation.

(6)

Includes $ 257,563 of deferred compensation.

(7)

Includes $87,673 of deferred compensation.

(8)

Includes $200,625 of deferred compensation.

Fund Organization. Each Fund, except Horizon Growth Fund, is a series of Eaton Vance Growth Trust, which was organized under Massachusetts law on May 25, 1989 and Horizon Growth Fund is a series of Eaton Vance Mutual Funds Trust, which was organized under Massachusetts law on May 7, 1984. Both Trusts are operated as open-end management investment companies. Effective July 11, 2011, Eaton Vance Atlanta Capital Horizon Growth Fund changed its name from Eaton Vance Tax-Managed Mid-Cap Core Fund. On July 1, 2014 SMID-Cap Fund added Class R6 shares. Each Trust  may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund).  The Trustees of the Trust have divided the shares of each Fund into multiple classes.  Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges.  The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges.  When issued and outstanding, shares are fully paid and nonassessable by the Trust.  Shareholders are entitled to one vote for each full share held.  Fractional shares may be voted proportionately.  Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class.  Shares have no preemptive or conversion rights and are freely transferable.  In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees of the Trust holding office have been elected by shareholders.  In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.  The Trust’s By-laws provide that any Trustee may be removed with or without cause, by (i) the affirmative vote of holders of two-thirds of the shares or, (ii) the affirmative vote of, or written instrument, signed by at least two-thirds of the remaining Trustees, provided however, that the removal of any noninterested Trustee shall additionally require the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining noninterested Trustees.   No person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment.  The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series , if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) provided such changes do not have a materially adverse effect on the financial interests of shareholders ..  The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust.  However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by the approval of a majority of the Trustees then in office, to be followed by a written notice to shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust.  Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed.  The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and

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the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders.  The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.  Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability.  The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Portfolio Organization.  The Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 14, 2009  and intends to be treated as a partnership for federal tax purposes. Prior to that date, the Portfolio was organized as a New York trust on December 10, 2001.  In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees of the Portfolio holding office have been elected by investors.  In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees.  Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that any Trustee may be removed, with or without cause, by (i) the affirmative vote of investors holding two-thirds of the outstanding interests or, (ii) the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining Trustees, provided however, that the removal of any noninterested Trustee shall additionally require the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining noninterested Trustees ..  The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio.  However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Portfolio) could be deemed to have personal liability for the obligations of the Portfolio.  Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed.  The Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders.  Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability.  The assets of the Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Portfolio’s business and the nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

SMID-Cap Fund may be required to vote on matters pertaining to the Portfolio.  When required by law to do so, a Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. SMID-Cap Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions.  Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action.  Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio).  If securities are distributed, SMID-Cap Fund could incur brokerage, tax or other charges in converting the securities to cash.  In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of SMID-Cap Fund.  Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Proxy Voting Policy.  The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the investment sub-adviser and adopted the proxy voting policies and procedures of the investment sub-adviser (the “Adviser Policies”).  An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The members of the Board will review each Fund’s and the Portfolio’s proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year.  For a copy of the Fund Policy and Adviser Policies, see Appendix H and Appendix I , respectively.  Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating to funds investing in other funds, a Fund or Portfolio may be required or may elect to vote its interest in another fund in the same

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proportion as the holders of all other shares of that fund.   Information on how each Fund and the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services.  The investment adviser is responsible for managing the investments and affairs of each  Trust and the Portfolio and providing related office facilities and personnel subject to the supervision of the Trust's Board of Trustees, in the case of a Fund, or the Portfolio’s Board of Trustees.  The investment sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and each Fund and what portion, if any, of the the Portfolio and Focused Growth Fund, Horizon Growth Fund and Select Equity Fund’s assets will be held uninvested.  Each Investment Advisory Agreement or Investment Advisory and Administrative Agreement , as applicable, and Investment Sub-Advisory Agreement requires the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees of the Portfolio and Focused Growth Fund, Horizon Growth Fund and Select Equity Fund who are members of the investment adviser's or sub-adviser's organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.

For a description of the compensation that each Fund or the Portfolio pays the investment adviser pursuant to the applicable Investment Advisory Agreement or Investment Advisory and Administrative Agreement, see the Prospectus.  The following table sets forth the net assets of Focused Growth Fund, Horizon Growth Fund, Select Equity Fund and SMID-Cap Portfolio and the advisory fees for Focused Growth Fund, Horizon Growth Fund, Select Equity Fund and SMID-Cap Portfolio for the three fiscal years ended September 30, 2014 , unless otherwise noted below.

			Advisory Fee
	Net Assets at 9/30/14	9/30/14	9/30/13	9/30/12
Focused Growth Fund(1)	$184,104,243	$1,191,974	$1,175,927	$919,078
Horizon Growth Fund	$35,091,306	$301,020	$291,582	$360,536
Select Equity Fund(2)	$105,051,339	$818,200	$339,615	$61,357
SMID-Cap Portfolio	$5,470,303,243	$47,836,209	$36,305,060	$20,820,569

(1)

Prior to July 23, 2012, the Fund’s assets were invested in the Focused Growth Portfolio, a separate registered investment company with the same objective and policies as the Fund.  The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund.  For the year ended September 30, 2012, the Fund’s allocated portion of the adviser fee paid by the Portfolio totaled $688,420 and the adviser fee paid by the Fund amounted to $230,658.

(2)

Data shown for 2012 is for the period from January 3, 2012 (commencement of operations) to September 30, 2012.

Each Investment Advisory Agreement or Investment Advisory and Administrative Agreement , as applicable, and Investment Sub-Advisory Agreement with the investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust, in the case of a Fund, or the Portfolio, in the case of the Portfolio, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust, in the case of a Fund, or the Portfolio, in the case of the Portfolio, or by vote of a majority of the outstanding voting securities of the Fund or Portfolio.  Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of either party, or by vote of the majority of the outstanding voting securities of the Fund or Portfolio, and each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others.  Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts.  EV serves as trustee of BMR and Eaton Vance.  EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company.  BMR is an indirect subsidiary of EVC.   EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Brian D. Langstraat, Dorothy E. Puhy, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr.  All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Daniel C. Cataldo, Cynthia J. Clemson, James H. Evans, Maureen A. Gemma, Laurie G. Hylton, Mr . Langstraat, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott

Eaton Vance Atlanta Capital Funds

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SAI dated February 1, 2015

H. Page, Edward J. Perkin, Charles B. Reed, Walter A. Row, III, Craig P. Russ, John L. Shea, David M. Stein, Payson F. Swaffield, Michael W. Weilheimer , R. Kelly Williams and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates).  The Voting Trustees have unrestricted voting rights for the election of Directors of EVC.  All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who may also be officers, or officers and Directors of EVC and EV.  As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics.  The investment adviser, sub-adviser, principal underwriter, and each Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions pursuant to Rule 17j-1 under the 1940 Act.  Under the Codes, employees of the investment adviser, the sub-adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a  Fund or the Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About Atlanta Capital.  Atlanta Capital, a majority-owned affiliate of EVC, is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients.  At September 30, 2014 , Atlanta Capital’s assets under management totaled approximately $ 16.2 billion.  Atlanta Capital was founded in 1969 as a registered investment adviser.

Portfolio Managers.  The members of the portfolio management team (each referred to as a “portfolio manager”) of the Focused Growth Fund, Horizon Growth Fund and Select Equity Fund and the Portfolio are listed below.   The following table shows, as of the Funds’ and Portfolio’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
William O. Bell, IV
Registered Investment Companies	2	$5,579.5	0	0
Other Pooled Investment Vehicles	4	$158.3	0	0
Other Accounts(1)	141	$4,764.2	0	0
Richard B. England
Registered Investment Companies	4	$3,536.7	0	0
Other Pooled Investment Vehicles	1	$47.7	0	0
Other Accounts(1)	120	$2,340.3	1	$129.9
W. Matthew Hereford
Registered Investment Companies	2	$5,579.5	0	0
Other Pooled Investment Vehicles	4	$158.3	0	0
Other Accounts(1)	141	$4,764.2	0	0
Paul J. Marshall
Registered Investment Companies	3	$3,491.3	0	0
Other Pooled Investment Vehicles	1	$47.7	0	0
Other Accounts(1)	120	$2,340.3	1	$ 129.9
Charles B. Reed
Registered Investment Companies	2	$5,579.5	0	0
Other Pooled Investment Vehicles	4	$158.3	0	0
Other Accounts(1)	141	$4,764.2	0	0

(1)

For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual accounts within each wrap account program.

Eaton Vance Atlanta Capital Funds

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SAI dated February 1, 2015

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2014 and in the Eaton Vance family of funds as of December 31, 2014 ..  Interests in the Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Focused Growth Fund
Richard B. England	$500,001 - $1,000,000	Over $1,000,000
Paul J. Marshall	$500,001 - $1.000,000	Over $1,000,000
Horizon Growth Fund
Richard B. England	$100,001 - $500,000	$500,001 - $1,000,000
Select Equity Fund
William O. Bell, IV	Over $1,000,000	Over $1,000,000
W. Matthew Hereford	$500,001 - $1,000,000	$500,001 - $1,000,000
Charles B. Reed	Over $1,000,000	Over $1,000,000
SMID-Cap Fund
William O. Bell, IV	$500,001 - $1,000,000	Over $1,000,000
W. Matthew Hereford	$100,001 - $500,000	$500,001 - $1,000,000
Charles B. Reed	Over $1,000,000	Over $1,000,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s , Focused Growth Fund’s, Horizon Growth Fund’s or Select Equity Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other.  For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio, Focused Growth Fund, Horizon Growth Fund or Select Equity Fund and other accounts he advises.  In addition, due to differences in the investment strategies or restrictions between the Portfolio and Focused Growth Fund, Horizon Growth Fund or Select Equity Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio, Focused Growth Fund, Horizon Growth Fund or Select Equity Fund.  In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account.  The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.  The investment adviser and sub-adviser have adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s and sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Atlanta Capital.  Compensation of Atlanta Capital portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock, restricted shares of EVC’s nonvoting common stock, and grants of profit participation interests in Atlanta Capital.  Investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Atlanta Capital employees.  Compensation of Atlanta Capital investment professionals is reviewed primarily on an annual basis.  Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation.  Atlanta Capital compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts.  Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team.  Performance is normally based on periods ending on the June 30th preceding fiscal year end.  The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups.  These factors are evaluated on an equal weighted basis.  Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc.  For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment

Eaton Vance Atlanta Capital Funds

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SAI dated February 1, 2015

performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts.  The performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) includes consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Atlanta Capital seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  Atlanta Capital utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company.  The size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with EVC and depends primarily on Atlanta Capital’s profitability for the year.  While the salaries of Atlanta Capital portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein.

Commodity Futures Trading Commission Registration.  Effective December 31, 2012, the CFTC adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swaps agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act .. Accordingly, neither the Funds nor the investment adviser or sub-adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of their management of other strategies, Eaton Vance and BMR are registered with the CFTC as commodity pool operators. Eaton Vance and BMR are also registered as commodity trading advisors.  The CFTC has neither reviewed nor approved each Fund’s investment strategies or this SAI.

Administrative Services. As indicated in the Prospectus , for each Fund except Select Equity Fund, Eaton Vance serves as administrator of each Fund under an Administrative Services Agreement, but currently receives no compensation from Focused Growth Fund or SMID-Cap Fund for providing administrative services to the Fund. Horizon Growth Fund is authorized to pay Eaton Vance an annual fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. For the fiscal years ended September 30, 2014, 2013 and 2012 , Horizon Growth Fund paid or accrued administration fees of $ 56,441, $ 54,672 and $67,601 , respectively. Eaton Vance also provides administrative services to Select Equity Fund under its Investment Advisory and Administrative Agreement.  Under the applicable Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Pursuant to expense reimbursement agreements, for the fiscal years ended September 30, 2014, 2013 and 2012, respectively , Eaton Vance and Atlanta Capital were allocated $ 122,654, $153,144 and $144,430, respectively, in total of the operating expenses of Horizon Growth Fund.

Pursuant to expense reimbursement agreements, for the fiscal years ended September 30, 2014 and 2013 and the period from the commencement of operations, January 3, 2012, to September 30, 2012, Eaton Vance and Atlanta Capital were allocated $ 90,829, $ 117,935 and $105,609, respectively, of the operating expenses of Select Equity Fund.

Pursuant to expense reimbursement agreements, for the fiscal years ended September 30, 2013 and 2012, Eaton Vance and Atlanta Capital were allocated $ 573,503 and $ 1,905,939 , respectively, in total of the operating expenses of SMID-Cap Fund.   Eaton Vance and Atlanta Capital did not reimburse expenses for the fiscal year ended September 30, 2014 ..

Sub-Transfer Agency Support Services.  Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement.  Under the agreement, Eaton Vance provides:  (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services.  For the services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of such services. Each Fund pays a pro rata share of such fee. For the fiscal year ended September 30, 2014 , Eaton Vance earned the following pursuant to the agreement:

Eaton Vance Atlanta Capital Funds

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SAI dated February 1, 2015

Focused Growth Fund	Horizon Growth Fund	Select Equity Fund	SMID-Cap Fund
$16,568	$2,985	$2,338	$55,874

Expenses. Each Fund and the Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the sub-adviser, the principal underwriter or the administrator).  In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses.  Pursuant to the Amended and Restated Multiple Class Plan for Eaton Vance Funds, Fund expenses are allocated to each class on a pro rata basis, except that distribution and service fees are allocated exclusively to the class that incurs them, and sub-accounting, recordkeeping and other similar fees are not allocated to (or incurred by) Class R6 shares.

OTHER SERVICE PROVIDERS

Principal Underwriter.  Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund.  The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust.  The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter.  The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund.  The Distribution Agreement is renewable annually by the members of the Board (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment.  The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold.  EVD is a direct, wholly-owned subsidiary of EVC.  Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolio.

Custodian.  State Street Bank and Trust Company (“State Street”), State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as custodian to each Fund and the Portfolio.  State Street has custody of all cash and securities representing a Fund’s interest in the Portfolio, has custody of the Portfolio’s and each Fund's assets, maintains the general ledger of the Portfolio and each Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of each Fund.  In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Fund's assets and the Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio.  State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC.  EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street.  It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or the Portfolio and such banks.

Independent Registered Public Accounting Firm.  Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and the Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent.  BNY Mellon Investment Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets.  The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Eaton Vance website (www.eatonvance.com).

Each Portfolio investor may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”).  The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day.  Any additions or withdrawals for the current Portfolio Business Day will then be recorded.  Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator

Eaton Vance Atlanta Capital Funds

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SAI dated February 1, 2015

of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio.  The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•

Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

•

Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.

•

Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

•

Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

•

Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

•

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements (other than those which have been centrally cleared), forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).  Swap agreements that have been cleared by a central counterparty (“CCP”) are valued at the daily settlement price provided by the CCP.

•

Precious metals are valued are valued at the New York Composite mean quotation.

•

Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

•

Valuations of foreign equity securities and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board.  Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser.  The portfolio managers of one Eaton Vance fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Eaton Vance fund.  As such, at times the fair value of a Loan determined by certain Eaton Vance portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

Eaton Vance Atlanta Capital Funds

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SAI dated February 1, 2015

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases.  Fund shares are offered for sale only in states where they are registered.  Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter.  Shares of a Fund are sold at the public offering price, which is the net asset value plus the initial sales charge, if any.  The Fund receives the net asset value.  The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares.  The sales charge table in the Prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.  The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges.”

In connection with employer sponsored retirement plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant.  In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account.  However, such account will be subject to the right of redemption by a Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired members of Eaton Vance Fund Boards; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Class R Share Purchases ..   Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain employer sponsored retirement plans and Individual Retirement Account rollover accounts.

Waiver of Investment Minimums.  For classes other than Class R6, in addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired members of Eaton Vance Fund Boards, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers to the Eaton Vance family of funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.  The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent and in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof).  Investments in a Fund by ReFlow in connection with the Reflow liquidity program are also not subject to the minimum investment amount.

Suspension of Sales.  The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time.  In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions and the volume of sales and redemptions of shares. The Class A, Class B, Class C and Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time.  Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions.  The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund or the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750.  Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase.  However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

Eaton Vance Atlanta Capital Funds

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SAI dated February 1, 2015

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities.  The securities so distributed would be valued pursuant to the valuation procedures described in this SAI.  If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan.  The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held.  The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss.  Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution.  Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices.  A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares.  The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places.  In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions.  The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter.  In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares.  In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries.  The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice.  During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired members of Eaton Vance Fund Boards; to clients (including custodial, agency, advisory and trust accounts) and current and former officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.  Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares on a no-load basis as described in the Prospectus; to HSAs (Health Savings Accounts); and to employer sponsored retirement plans and trusts used to fund those plans, (4) to officers and employees of a Fund’s custodian and transfer agent and (5) in connection with the ReFlow liquidity program.  Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries.  Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale.  Any new or revised sales charge or CDSC waiver will be prospective only.

CDSC Waiver.  The CDSC applicable to Class B and Class C shares will be waived in connection with minimum required distributions from employer sponsored retirement plans and individual retirement accounts by applying the rate required to be withdrawn under the applicable rules and regulations of the IRS to the balance of Class B and Class C shares in your account.

Statement of Intention.  If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum.  Shares eligible for the right of accumulation (see below) as of the date of the

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Statement and purchased during the 13-month period will be included toward the completion of the Statement.  If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested.  A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention.  If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference.  If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, the shareholder must notify the transfer agent or, if shares are held in a street name account, the financial intermediary prior to the expiration date of the Agreement in order for such lower sales charge to apply to purchases under the Statement.  Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder.  This refund will be made by the financial intermediary and the principal underwriter.  If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account.  If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation.  Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder.  Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be accumulated for purposes of this privilege.  The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate.  Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus.  For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege.  Confirmation of the order is subject to such verification.  The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature.  Class B shares held for eight years will automatically convert to Class A shares.  For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account.  Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares.  This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account.  This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons.  The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year.  Class A distribution and service fees are paid monthly in arrears.  For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan for each Fund's Class B and Class C shares (the “Class B and Class C Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act.  Pursuant to the Class B and Class C Plans, Class B and Class C pay the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares.  Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expense.  The principal underwriter is entitled to receive all distribution fees and CDSCs paid or payable with respect to Class B and Class C shares, provided that no such payments will be made that would cause a Class to exceed the maximum sales charge permitted by FINRA's NASD Conduct Rule 2830(d).

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The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts.  For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such intermediaries , and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such intermediaries.  During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale.  For the service fees paid, see Appendix B and Appendix C.

The Trust also has in effect a compensation-type Distribution Plan (the “Class R Plan”) pursuant to Rule 12b-1 under the 1940 Act for the SMID-Cap Fund’s Class R shares.  The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to an annual rate of 0.50% of average daily net assets attributable to Class R shares.  The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares.  The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis of up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts.  Service fees are paid monthly in arrears.  For the distribution and service fees paid by Class R shares, see Appendix E.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders.  The Eaton Vance organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses incurred in distributing Fund shares. For sales commissions and CDSCs, if applicable, see Appendix A, Appendix B , Appendix C and Appendix E ..

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office.  A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class.  Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required.  A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees.  So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.  The Trustees, including the Plan Trustees, initially approved the current Plan(s) on April 22, 2013 for each Fund.  Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations.  Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result.  The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested.  Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period.  After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes.  In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end

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distribution is paid.  For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C, Appendix D , Appendix E and Appendix F ..

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment.  If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value.  These returns would be lower if the full sales charge was imposed.  After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure.  Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge.  Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information.  The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund.  See the Funds' Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website (www.eatonvance.com) and disclosure of certain portfolio characteristics.  Pursuant to the Policies, information about portfolio holdings of a Fund may also be disclosed as follows:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

•

Historical portfolio holdings information:  From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously.  In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date

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of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Funds, the investment adviser, sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Funds.  The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders.  In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person.  The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting.  The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Portfolio or Fund.  However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

The following is a summary of some of the tax consequences affecting the Fund and its shareholders.  The summary does not address all of the special tax rules applicable to certain classes of investors, such as individual retirement accounts and employer sponsored retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

Taxation of the Fund.  The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes.  The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent fiscal year.

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distributes (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC (and, where applicable, the Portfolio is treated as a partnership for Massachusetts and federal tax purposes), the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate

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shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its capital losses realized after October and its late-year ordinary losses (defined as the excess of post-October specified losses (as defined in the Code) and other post-December ordinary losses over post-October specified gains (as defined in the Code) and other post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses.  Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Taxation of the Portfolio.  If the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share. Under current law, provided that the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, the Portfolio should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

Taxation of the Subsidiary.  To the extent described in the prospectus, a Fund or the Portfolio may invest in the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. As described in the prospectus, the Fund has either applied for or received from the IRS a private letter ruling or has received advice from counsel relating to the treatment of the income allocated to the Fund from the Subsidiary for purposes of the Fund’s status as a “RIC” under the Code.  Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, and would be taxed as such.

The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be “subpart F income.” The Fund’s recognition of the Subsidiary's “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund's tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

Tax Consequences of Certain Investments.  The following summary of the tax consequences of certain types of investments applies to the Fund and the Portfolio, as appropriate.  References in the following summary to “the Fund” are to any Fund or Portfolio that can engage in the particular practice as described in the prospectus or SAI.

Securities Acquired at Market Discount or with Original Issue Discount.  Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.  The Fund may elect to accrue market discount income on a daily basis.

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Lower Rated or Defaulted Securities.  Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Municipal Obligations.  Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the Table of Contents).

Tax Credit Bonds.  If the Fund holds, directly or indirectly, one or more tax credit bonds (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder‘s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder‘s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Derivatives.  The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract”, any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in

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the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Short Sales.  In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Constructive Sales.  The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Foreign Investments and Currencies.  The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the

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extent such income or loss results from fluctuations in the value of the foreign currency.   Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in passive foreign investment companies (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

U.S. Government Securities.  Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Real Estate Investment Trusts (“REITs”).  Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Inflation-Indexed Bonds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above).  Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).

Taxation of Fund Shareholders.  Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund.  Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment.  Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period.  If the Fund makes a distribution to a shareholder in excess of the Fund‘s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder‘s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder‘s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the

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shareholder of its shares.  A shareholder’s tax basis cannot go below zero and any return of capital distributions in excess of a shareholder’s tax basis will be treated as capital gain.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made.  However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared.  Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses.  The Fund will inform shareholders of the tax character of distributions annually to facilitate shareholder tax reporting.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate.  In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

Tax-Exempt Income.  Distributions by the Fund of net tax-exempt interest income that are properly reported as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code.  In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a).  Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.  Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed.  Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Qualified Dividend Income.  “Qualified dividend income” received by an individual is taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 20% plus a 3.8% Medicare contribution tax). In order for a dividend received by Fund shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend-paying stock in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the

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recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income.  In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends Received Deduction for Corporations.  A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase the alternative minimum tax for certain corporations.  Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify for the DRD.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders.  Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, employer sponsored retirement plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Redemption or Exchange of Fund Shares.  Generally, upon sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Applicability of Medicare Contribution Tax.  The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes,

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among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.

Back-Up Withholding for U.S. Shareholders.  Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28%. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxation of Foreign Shareholders.  In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN , IRS Form W-8BEN-E, or other applicable form may be subject to backup withholding at the appropriate rate.  A foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

For taxable years beginning before January 1, 2015 , properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year).  However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder would need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN , IRS Form W-8BEN-E, or substitute Form).  In the case of shares held through an intermediary, the intermediary could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2015 , distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. The rules described in this paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation or a foreign shareholder’s participation in a wash sale transaction or the payment of a substitute dividend.

Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years, or for sales occurring on or before December 31, 2014 , 50% or more of the value of the Fund’s shares were held by U.S. entities.

The same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property

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were to exceed certain levels.  The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2015 ..

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2014 , in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain.  If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted basis to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.

Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

Compliance with the HIRE Act.  A 30% withholding tax is imposed on U.S.-source dividends, including those paid by the Fund and, after December 31, 2016, will be imposed on proceeds from the sale of property producing U.S.-source dividends , including interests in the Fund , to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners.  To avoid withholding, foreign financial institutions will need to either enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders or, in the event that an applicable intergovernmental agreement and implementing legislation are adopted, agree to provide certain information to other revenue authorities for transmittal to the IRS. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS.  Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Requirements of Form 8886.  Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Changes in Taxation.  The taxation of the Fund, the Portfolio, the Subsidiary and shareholders may be adversely affected by future legislation, Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser.  Each Fund or the Portfolio is responsible for the expenses associated with its portfolio transactions.  The investment adviser is also responsible for the execution of transactions for all other accounts managed by it.  The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms.  The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment

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adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates.  In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any.  In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Portfolio or each Fund.  The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions.  Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.  Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States.  There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers.  Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread.  Fixed-income transactions may also be transactions directly with the issuer of the obligations.  In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer.  Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided.  This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.  “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e). Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services.  Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer.  Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained.  The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.  The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution.  The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s

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obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade.  Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs.  The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e).

The investment companies sponsored by the investment adviser or its affiliates also may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies.  Such companies may also pay cash for such information.

Securities considered as investments for Focused Growth Fund, Horizon Growth Fund, Select Equity Fund or the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates.  Whenever decisions are made to buy or sell securities by Focused Growth Fund, Horizon Growth Fund, Select Equity Fund or the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances.  As a result of such allocations, there may be instances where Focused Growth Fund, Horizon Growth Fund, Select Equity Fund or the Portfolio will not participate in a transaction that is allocated among other accounts.  If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis.  An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable.  While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to Focused Growth Fund, Horizon Growth Fund, Select Equity Fund or the Portfolio from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years (or period) ended September 30, 2014, 2013 and 2012 , as well as the amount of Portfolio or Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

	Brokerage Commissions Paid for the Fiscal Year Ended			Amount of Transactions Directed to Firms Providing Research	Commissions Paid on Transactions Directed to Firms Providing Research
Fund/Portfolio	9/30/14	9/30/13	9/30/12	9/30/14	9/30/14
Focused Growth Fund(1)(2)	$83,510	$126,923	$141,645	$146,611,482	$71,639
Horizon Growth Fund(2)	$11,265	$13,619	$27,452	$18,844,656	$8,931
Select Equity Fund(3)	$52,455	$26,615	$10,043	$89,190,554	$43,775
SMID-Cap Portfolio(2)	$514,917	$883,522	$845,475	$1,144,086,379	$431,382

(1)

Data for the period prior to July 21 , 2012 is for the Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund.

(2)

The increase/decrease in brokerage commissions paid by the Portfolio or Fund is related to an increase/decrease in the number and dollar amount of portfolio transactions.

(3)

Data for 2012 was for the period from January 3, 2012 (commencement of operations) through September 30, 2012.  The increase in brokerage commissions paid by the Fund is related to an increase  in the number and dollar amount of portfolio transactions.

During the fiscal year ended September 30, 2014 , each  Fund and the Portfolio held securities of its “regular brokers or dealers ,” as that term is defined in Rule 10b-1 of the 1940 Act , and the value of such securities as of the Fund’s fiscal year end was as follows:

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Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Focused Growth Fund	None	N/A
Horizon Growth Fund	Raymond James	$505,152
Select Equity Fund	None	N/A
SMID-Cap Portfolio	None	N/A

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for each Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Funds and the Portfolio listed below for the fiscal year ended September 30, 2014, as previously filed electronically with the SEC:

Eaton Vance Atlanta Capital Focused Growth Fund
Eaton Vance Atlanta Capital Select Equity Fund
Eaton Vance Atlanta Capital SMID-Cap Fund
SMID-Cap Portfolio
(Accession No. 0001193125-14-424304)

Eaton Vance Atlanta Capital Horizon Growth Fund
(Accession No. 0001193125-14-425066)

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidelines, if a transaction exposes the Fund to an obligation of another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of either the custodian or the investment adviser with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management, the ability to meet redemption requests, or other current obligations.  The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements, residual interest bonds, and participation in revolving credit facilities.

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Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk.   Some ABS may receive prepayments that can change their effective maturities.  Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities.  CDOs and CLOs are typically issued in various classes with varying priorities.  The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests.  In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results.

Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction.  Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount.  Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

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Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons.  In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender.  The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions).  The Fund typically makes any such borrowings pursuant to an umbrella credit facility to which most of the Eaton Vance funds have access.  The Fund’s ability to borrow under the credit facility is subject to its terms and conditions, which in some cases may limit the Fund’s ability to borrow under the facility.  The credit facility is subject to an annual renewal, which cannot be assured.  If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs.  Borrowings involve additional expense to the Fund.

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Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds); or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010.  As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Obligations

Issuers of obligations may reserve the right to call (redeem) the obligations. If an issuer redeems an obligation with a call right during a time of declining interest rates, the holder of the obligation may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some obligations may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances an obligation’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the obligation would be subject to the longer maturity of the obligation, which could experience substantially more volatility.  Obligations with a “put” or “demand” feature are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because they can be retained if interest rates decline.

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities.  See “U.S. Government Securities” below. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

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Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty.  These securities may be subject to federal income, state income and/or other taxes.  Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund (such as Eaton Vance Cash Reserves Fund, LLC, which is managed by Eaton Vance) or unaffiliated money market fund.

Collateralized Mortgage Obligations (“CMOs”)

CMOs are backed by a pool of mortgages or mortgage loans.  The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities.  Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages.  CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches.  CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages.  Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis.  Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes.  CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal.  The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

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Commodity-Related Investments

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities.  The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

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Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.   A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities.  Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.  With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances.

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Certain convertible securities may include loss absorption characteristics that make the securities more equity-like.  This is particularly true in the financial services sector.  While loss absorption language is relatively rare in the convertible securities markets today, it may become more prevalent.  One convertible security with loss absorption characteristics is the contingent convertible security (sometimes referred to as a “CoCo”).  These securities provide for mandatory conversion into common stock of the issuer under certain circumstances.  The mandatory conversion might be automatically triggered for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support.  Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy.  In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date.  In another version of a security with loss absorption characteristics, the liquidation value of the security may be adjusted downward to below the original par value under certain circumstances similar to those that would trigger a CoCo.  The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company.  In certain versions of the instruments, the notes will write down to zero under certain circumstances and investors could lose everything, even as the issuer remains in business.

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Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles.  Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.  The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

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Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available.  Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Cyber Security Risk

With the increased use of technologies by Fund service providers, such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s investment adviser or administrator, principal underwriter and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has an established business continuity plan in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plan and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument.  Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks.  Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”).  Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks.  Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset.  Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets.  To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

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OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments.   Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  There can be no assurance that the use of derivative instruments will benefit the Fund.

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a dividend capture trade, the Fund sells a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold.  The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.  The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

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Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets.  Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries.  There can be no assurance that repatriation of income, gain or initial capital from these countries will occur.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

 Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities.  The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets.  As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Equity Investments

Equity investments include common and preferred stocks (see “Preferred Securities”); depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred securities and other convertible debt instruments; and rights and warrants.

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Equity Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Equity linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock.  These securities are used for many of the same purposes as derivative instruments and share many of the same risks.  Equity linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Events Regarding FNMA and FHLMC

The value of FNMA and FHLMC securities fell sharply in 2008 due to concerns that these agencies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury Department announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In connection with the conservatorship, the U.S. Treasury Department entered into Senior Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that the liabilities of FNMA and FHLMC have exceeded their assets under generally accepted accounting principles, the U.S. Treasury Department will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the MBS issued by FNMA and FHLMC. On February 18, 2009, the U.S. Treasury Department announced that it was doubling the size of its commitment to each of FNMA and FHLMC under the Senior Preferred Stock Program to $200 billion.  The U.S. Treasury Department’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per entity.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.  The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA and FHLMC’s ability to meet its obligations.  FHFA has indicated that the conservatorship of each entity will end when the director of FHFA determines that FHFA’s plan to restore the entity to a safe and solvent condition has been completed.  No assurance can be given that the U.S. Treasury Department initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.   The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility.  Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.  Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

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ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Fixed-Income Securities

Fixed-income securities are used by issuers to borrow money. Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity.  The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation.  Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired.  The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents).  While typically paying a fixed rate of income, preferred securities may be considered to be equity securities for purposes of the Fund’s investment restrictions.

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Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein).  Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations.  In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts.  Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.  Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States.  Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt.  Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

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In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable.  The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories.  The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk.  Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.

Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Exchange Contracts

See also “Derivative Instruments and Related Risks” herein.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded.  NDFs may also be used to gain or hedge exposure to gold.

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Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein.  Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.  These instruments are traded in the OTC market.

Fund Investing in a Portfolio

The Board may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Futures Contracts

See also “Derivative Instruments and Related Risks” herein.  Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset.  Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin).  Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.  A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Global Natural Resources Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in global natural resources companies.
Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.
High Yield Securities

High yield securities (commonly referred to as “junk bonds”) are considered to be of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk.  High yield securities may be subject to higher risk and include certain corporate debt obligations, higher yielding preferred securities and mortgage-related securities, and securities convertible into the foregoing.  They are regarded as predominantly speculative with respect to the entity’s continuing ability to meet principal and interest payments.  Also, their yields and market values may fluctuate more than higher rated securities.  Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value.  The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

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Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful.  Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

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Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.  Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(a)(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.  Where registration is required, a considerable period of time may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities.  The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Indexed Securities

See also “Derivative Instruments and Related Risks” herein.  Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.  Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

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Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.  The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation.  However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields.  In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.  The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal.  Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investments in the Subsidiary

The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director affiliated with Eaton Vance. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans

Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower.  Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation.  Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

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Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.
Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein.  The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price.  Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the Prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $2.315 billion through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.80% on its outstanding borrowings for the administration of the program and an annual fee of either 0.15% or 0.25% on the total commitment amount depending on the amount of outstanding borrowings, as well as interest on advances under the program.

Loans

Loans may be primary, direct investments or investments in loan assignments or participation interests.  A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor.  However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor.  Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”).  In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

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Loan investments may be made at par or at a discount or premium to par.  The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind.  In connection with transactions in loans, the Fund may be subject to facility or other fees.  Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated.  During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower.  In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.  Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan.  In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower.  Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment.  This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.  The base lending rate usually is the London Interbank Offered Rate (“LIBOR”), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits.

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment.  The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans.  In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower.  Representatives of the Fund also may join creditor or similar committees relating to loans.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans, making them illiquid. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

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To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.
Master Limited Partnerships (“MLPs”)

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder.  MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines.  In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.  Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently three types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement.  Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

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 FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.  See also “Events Regarding FNMA and FHLMC” herein.

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate.  Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS is purchased at a premium above its par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS.  The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund.  The use of mortgage dollar rolls is a speculative technique involving leverage.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Fund will enter into only covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Municipal Lease Obligations (“MLOs”)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance.  MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

Eaton Vance Atlanta Capital Funds

63

SAI dated February 1, 2015

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities.  Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The investment adviser will consider an MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical ratings organization or is insured by an insurer rated investment grade.  If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid.  In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities.  Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate.  Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.  Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.

Eaton Vance Atlanta Capital Funds

64

SAI dated February 1, 2015

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax (“AMT”): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.  Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.  The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.  Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels.   A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Eaton Vance Atlanta Capital Funds

65

SAI dated February 1, 2015

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Eaton Vance Atlanta Capital Funds

66

SAI dated February 1, 2015

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status.  There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment.  The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests.  There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector.  Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector.  As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

Eaton Vance Atlanta Capital Funds

67

SAI dated February 1, 2015

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Operational Risk

The investment adviser and the Fund’s other service providers may experience disruptions or operating errors that could negatively impact the Fund. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund's in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The investment adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the investment adviser or the other Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Option Contracts

See also “Derivative Instruments and Related Risks” herein.  An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument).  Options may be listed on an exchange or traded in the OTC market.  In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. OTC options also involve greater liquidity risk.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.  Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options.  Options on futures contracts are discussed herein under “Futures Contracts.”

Eaton Vance Atlanta Capital Funds

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SAI dated February 1, 2015

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date.  There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  The Fund may also buy and write call options on the same reference instrument to cover its obligations.  Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close.  In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise.  Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option.  Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Option Strategy

The Fund implements the Option Strategy or Enhancement Strategy, as further described under “Investment Objective & Principal Policies and Risks” in the Prospectus, whereby it writes a series of call and put option spread combinations on the S&P 500 Composite Stock Price Index (S&P 500 Index) and/or a proxy for the S&P 500 Index (such as SPDR Trust Series I units (SPDRs)).

Eaton Vance Atlanta Capital Funds

69

SAI dated February 1, 2015

Participation in the ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion.  While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.  For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. Such fee is allocated among a fund’s share classes based on relative net assets.  ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s investment objective, policies or anticipated performance.  In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Class I or Institutional Class shares (or, if applicable Class A or Investor Class shares) at net asset value and will not be subject to any sales charge (in the case of Class A shares), investment minimum or redemption fee applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption-in-kind policies described under “Redeeming Shares” in the Prospectus.  Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round-trips within 90 days limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders.  To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Pooled Investment Vehicles

The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange.  The demand for a closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value.  The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders.  The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities − excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund's portfolio holdings.  The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.

Preferred Securities

Preferred securities represent an equity ownership interest in the issuing corporation that has a higher claim on the assets and earnings than common stock. Preferred securities generally have a dividend that must be paid out before dividends to common stockholders and the shares usually do not have voting rights.  Preferred securities involve credit risk, which is the risk that a preferred security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status.  A company’s preferred securities generally pay dividends only after the company makes the required payments to holders of its bonds and other debt instruments. As a result, the value of preferred securities may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.  Preferred securities may be convertible to common stock in some cases.  While a part of an issuer’s equity structure, preferred securities may be deemed to be fixed-income securities for purposes of the Fund’s investment restrictions.

Eaton Vance Atlanta Capital Funds

70

SAI dated February 1, 2015

Real Estate Investment Trusts (“REITs”)

Securities of companies in the real estate industry, such as REITs, are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price.  In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Residual Interest Bonds

The Fund may invest in residual interest bonds in a trust that holds municipal securities. The interest rate payable on a residual interest bond bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule with respect to covered funds in place prior to December 31, 2013 is July 21, 2016. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs as presently structured and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Fund. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of income.

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Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.  In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund.  Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage.  Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Rights and Warrants

See also “Derivative Instruments and Related Risks” herein.  A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless.  (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Royalty Bonds	To the extent described in the Prospectus, the Fund may invest in royalty bonds.
Securities Lending

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser.  These loans earn income and are collateralized by cash, securities or letters of credit.  The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan.  When the loan is closed, the lender is obligated to return the collateral to the borrower.  The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan.  The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.  See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.

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Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar-denominated money market instruments.  The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Although not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that Cash Collateral Fund will be able to maintain a stable net asset value and the Fund could experience a loss of its invested collateral.  Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations, including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.  As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Securities with Equity and Debt Characteristics

Securities may have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  If these securities are ranked at the bottom of an issuer’s debt capital structure, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

Senior Loans

Senior Loans are loans that are senior in repayment priority to other debt of the borrower.  Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates.  Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral.  A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.  Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.  Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

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Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration.  In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower.  The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower.  It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent.  A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons, similar risks may arise.

Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative.  The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation.  In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities.  In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

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The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

For Floating Rate Portfolio, Senior Portfolio and VT Floating-Rate Income Fund only: The Fund will acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.

For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.
Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered.  In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost.  In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant.  The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.  Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

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Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Structured Notes

See also “Derivative Instruments and Related Risks” herein.  Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements

See also “Derivative Instruments and Related Risks” herein.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).  Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser's ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments.  Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days.  The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).  Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future.  If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default.

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The swaps market was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.

Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, uncleared OTC swaps will be subject to regulatory collateral requirements that could adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments could cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund, and the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to value or trade. However, it is expected that swap dealers, major market participants, and swap counterparties will experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules to be promulgated may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of the legislation, and the new requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.

Swap agreements include (but are not limited to):

Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

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Credit Default Swaps.  Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.  The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement.  The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps.  Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis.  If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.  The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis.  Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

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Swaptions

See also “Derivative Instruments and Related Risks” herein.  A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities that are treated differently for federal income tax purposes: price appreciation, distributions of qualified dividend income, distributions of other investment income, and distributions of realized short-term and long-term capital gains. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income.  Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 20%. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

Eaton Vance Atlanta Capital Funds

79

SAI dated February 1, 2015

U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities.  Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities.  The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.  For additional information about Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, see “Events Regarding FNMA and FHLMC” herein.

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Utility and Financial Service Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in utility and/or financial services companies.
Variable Rate Obligations

Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.  The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Eaton Vance Atlanta Capital Funds

80

SAI dated February 1, 2015

When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Eaton Vance Atlanta Capital Funds

81

SAI dated February 1, 2015

APPENDIX A

Class A Fees, Performance and Ownership

Sales Charges and Distribution and Service Fees.  For the fiscal year ended September 30, 2014, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries.  Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC Paid to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
Focused Growth Fund	$69,200	$57,382	$11,818	$2,000	$202,980	$144,209
Horizon Growth Fund	28,091	24,479	3,612	None	61,598	56,314
Select Equity Fund	323,558	289,494	34,064	1,000	115,766	42,631
SMID-Cap Fund	322,020	282,035	39,985	2,000	4,144,572	3,660,300

For the fiscal years ended September 30, 2013 and September 30, 2012 the following total sales charges were paid on sales on Class A, of which the principal underwriter received the following amounts.  The balance of such amounts were paid to financial intermediaries.

Fund	September 30, 2013 Total Sales Charges Paid	September 30, 2013 Sales Charges to Principal Underwriter	September 30, 2012 Total Sales Charges Paid	September 30, 2012 Sales Charges to Principal Underwriter
Focused Growth Fund	$111,808	$16,148	$150,046	$22,457
Horizon Growth Fund	26,994	4,214	41,178	6,031
Select Equity Fund*	84,590	26,383	993	134
SMID-Cap Fund	1,227,600	143,423	1,737,477	210,156
*Data shown is for the period from January 3, 2012 (commencement of operations) through September 30, 2012.

Performance Information.  The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Atlanta Capital Funds

82

SAI dated February 1, 2015

Focused Growth Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	16.61%	12.26%	6.82%
Before Taxes and Including Maximum Sales Charge	9.87%	10.93%	6.19%
After Taxes on Distributions and Excluding Maximum Sales Charge	15.95%	12.12%	6.37%
After Taxes on Distributions and Including Maximum Sales Charge	9.25%	10.79%	5.74%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	9.88%	9.80%	5.53%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	6.03%	8.69%	4.99%

Horizon Growth Fund	Length of Period Ended September 30 , 2014
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	7.69%	12.07%	8.07%
Before Taxes and Including Maximum Sales Charge	1.49%	10.75%	7.44%
After Taxes on Distributions and Excluding Maximum Sales Charge	7.09%	11.05%	7.37%
After Taxes on Distributions and Including Maximum Sales Charge	0.92%	9.74%	6.74%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	4.82%	9.83%	6.70%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	1.28%	8.73%	6.16%

Select Equity Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	9.78%	17.41%
Before Taxes and Including Maximum Sales Charge	3.48%	14.90%
After Taxes on Distributions and Excluding Maximum Sales Charge	9.69%	17.36%
After Taxes on Distributions and Including Maximum Sales Charge	3.40%	14.85%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.60%	13.68%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.03%	11.66%
Class A commenced operations January 3, 2012.

SMID-Cap Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	6.13%	15.36%	11.38%
Before Taxes and Including Maximum Sales Charge	0.04%	14.00%	10.72%
After Taxes on Distributions and Excluding Maximum Sales Charge	5.97%	15.27	10.75%
After Taxes on Distributions and Including Maximum Sales Charge	-0.12%	13.91%	10.09%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.61%	12.41%	9.34%
After Taxes on Distributions and Redemption Including Maximum Sales Charge	0.15%	11.27%	8.76%

Eaton Vance Atlanta Capital Funds

83

SAI dated February 1, 2015

Control Persons and Principal Holders of Securities.  At January 1, 2015 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Focused Growth Fund	J. P. Morgan Clearing Corp.	Brooklyn, NY	9.4%
	American Enterprise Investment	Minneapolis, MN	5.1%
Horizon Growth Fund	Pershing LLC	Jersey City, NJ	14.3%
	National Financial Services LLC	Jersey City, NJ	12.3%
	Raymond James	St. Petersburg, FL	10.2%
	First Clearing LLC	St. Louis, MO	8.7%
	American Enterprise Investment	Minneapolis, MN	7.8%
	Morgan Stanley Smith Barney	Jersey City, NJ	7.4%
	UBS WM USA	Weehawken, NJ	6.8%
	LPL Financial	San Diego, CA	5.6%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.1%
Select Equity Fund	TD Ameritrade	Omaha, NE	27.3%
	American Enterprise Investment	Minneapolis, MN	15.0%
	National Financial Services LLC	Jersey City, NJ	13.6%
	Pershing LLC	Jersey City, NJ	13.5%
	Raymond James	St. Petersburg, FL	6.5%
SMID-Cap Fund	American Enterprise Investment	Minneapolis, MN	18.0%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	9.0%
	Pershing LLC	Jersey City, NJ	7.3%
	National Financial Services LLC	Jersey City, NJ	6.5%
	Charles Schwab & Co. Inc.	San Francisco, CA	6.4%

Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Atlanta Capital Funds

84

SAI dated February 1, 2015

APPENDIX B

Class B Fees, Performance and Ownership

Distribution and Service Fees.  For the fiscal year ended September 30, 2014 , the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) service fees paid under the Distribution Plan, and (5) service fees paid to financial intermediaries.  The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

	Sales Commission	Distribution Fee Paid to Principal Underwriter	CDSC Paid to Principal Underwriter	Service Fees	Service Fees Paid to Financial Intermediaries
Horizon Growth Fund	None	$17,178	$4,000	$5,726	$5,528

Performance Information.  The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Horizon Growth Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	6.88%	11.25%	7.26%
Before Taxes and Including Maximum Sales Charge	1.88%	10.99%	7.26%
After Taxes on Distributions and Excluding Maximum Sales Charge	6.20%	10.14%	6.52%
After Taxes on Distributions and Including Maximum Sales Charge	1.20%	9.87%	6.52%
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge	4.42%	9.18%	6.03%
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge	1.59%	8.97%	6.03%

Eaton Vance Atlanta Capital Funds

85

SAI dated February 1, 2015

Control Persons and Principal Holders of Securities.  At January 1, 2015 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Horizon Growth Fund	First Clearing LLC	St. Louis, MO	30.6%
	American Enterprise Investment	Minneapolis, MN	18.2%
	National Financial Services LLC	Jersey City, NJ	13.4%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	8.9%
	Pershing LLC	Jersey City, NJ	5.4%
	UBS WM USA	Weehawken, NJ	5.0%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Atlanta Capital Funds

86

SAI dated February 1, 2015

APPENDIX C

Class C Fees, Performance and Ownership

Distribution and Service Fees.  For the fiscal year ended September 30, 2014,, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) service fees paid under the Distribution Plan, and (5) service fees paid to financial intermediaries.  The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Commission Paid by Principal Underwriter to Financial Intermediaries	Distribution Fee Paid to Principal Underwriter	CDSC Paid to Principal Underwriter	Service Fees	Service Fees Paid to Financial Intermediaries
Focused Growth Fund	$28,937	$30,213	None	$10,071	$9,354
Horizon Growth Fund	$62,742	$68,080	$100	$22,694	$20,914
Select Equity Fund	$49,159	$59,451	$1,000	$19,817	$16,314
SMID-Cap Fund	$1,815,615	$1,949,620	$16,000	$649,873	$587,563

Performance Information.  The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Focused Growth Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	15.61%	11.69%	6.55%
Before Taxes and Including Maximum Sales Charge	14.61%	11.69%	6.55%
After Taxes on Distributions and Excluding Maximum Sales Charge	15.08%	11.58%	6.11%
After Taxes on Distributions and Including Maximum Sales Charge	14.08%	11.58%	6.11%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	9.22%	9.33%	5.31%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	8.66%	9.33%	5.31%

Class C commenced operations May 2, 2011.  Total return for the period prior to May 2, 2011 reflects the total return of the Fund’s Class A shares at net asset value, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes).  If adjusted for such differences , returns would be different.

Eaton Vance Atlanta Capital Funds

87

SAI dated February 1, 2015

Horizon Growth Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	6.88%	11.26%	7.25%
Before Taxes and Including Maximum Sales Charge	5.88%	11.26%	7.25%
After Taxes on Distributions and Excluding Maximum Sales Charge	6.20%	10.15%	6.51%
After Taxes on Distributions and Including Maximum Sales Charge	5.20%	10.15%	6.51%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	4.42%	9.19%	6.03%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	3.86%	9.19%	6.03%

Select Equity Fund	Length of Period Ended September 30 , 2014
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	8.97%	16.91%
Before Taxes and Including Maximum Sales Charge	7.97%	16.91%
After Taxes on Distributions and Excluding Maximum Sales Charge	8.88%	16.85%
After Taxes on Distributions and Including Maximum Sales Charge	7.88%	16.85%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.14%	13.26%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	4.57%	13.26%

Class C commenced operations March 19, 2013.  Class A commenced operations January 3, 2012.  Total return for the period prior to March 19, 2013 reflects the total return of the Fund’s Class A shares at net asset value, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes).  If adjusted for such differences , returns would be different.

SMID-Cap Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	5.35%	14.50%	10.96%
Before Taxes and Including Maximum Sales Charge	4.35%	14.50%	10.96%
After Taxes on Distributions and Excluding Maximum Sales Charge	5.17%	14.41%	10.33%
After Taxes on Distributions and Including Maximum Sales Charge	4.17%	14.41%	10.33%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.17%	11.69%	8.99%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.60%	11.69%	8.99%

Class C commenced operations on October 1, 2009.  Total return for the period prior to October 1, 2009, reflects the total return of the Fund’s Class A shares adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes).  If adjusted for such differences , returns would be different.

Control Persons and Principal Holders of Securities.  At January 1, 2015, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Atlanta Capital Funds

88

SAI dated February 1, 2015

Focused Growth Fund	RBC Capital Markets LLC	Minneapolis, MN	17.0%
	J.P. Morgan Clearing Corp.	Brooklyn, NY	12.9%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	12.2%
	American Enterprise Investment	Minneapolis, MN	7.0%
	Raymond James	St. Petersburg, FL	6.5%
	First Clearing LLC	St. Louis, MO	6.4%
	Morgan Stanley Smith Barney	Jersey City, NJ	6.2%
	LPL Financial	San Diego, CA	5.9%
Horizon Growth Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	16.9%
	Raymond James	St. Petersburg, FL	13.9%
	Pershing LLC	Jersey City, NJ	12.3%
	First Clearing LLC	St. Louis, MO	10.2%
	Morgan Stanley Smith Barney	Jersey City, NJ	9.5%
	LPL Financial	San Diego, CA	5.9%
	National Financial Services LLC	Jersey City, NJ	5.6%
Select Equity Fund	Pershing LLC	Jersey City, NJ	16.5%
	UBS WM USA	Weehawken, NJ	14.3%
	First Clearing LLC	St. Louis, MO	10.8%
	LPL Financial	San Diego, CA	9.7%
	Raymond James	St. Petersburg, FL	7.3%
	American Enterprise Investment	Minneapolis, MN	6.6%
	Morgan Stanley Smith Barney	Jersey City, NJ	5.9%
	Edward D. Jones and Co.	St. Louis, MO	5.5%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.4%
	National Financial Services LLC	Jersey City, NJ	5.1%
SMID-Cap Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	18.6%
	Raymond James	St. Petersburg, FL	13.8%
	UBS WM USA	Weehawken, NJ	12.9%
	Morgan Stanley Smith Barney	Jersey City, NJ	9.3%
	First Clearing LLC	St. Louis, MO	7.5%
	Pershing LLC	Jersey City, NJ	6.0%
	American Enterprise Investment	Minneapolis, MN	5.8%
	LPL Financial	San Diego, CA	5.0%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX D

Class I Performance and Ownership

Performance Information.  The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Focused Growth Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years*	Ten Years*
Before Taxes	16.85%	12.53%	7.07%
After Taxes	16.08%	12.36%	6.57%
After Taxes on Distributions and Redemption	10.09%	10.02%	5.74%

Horizon Growth Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes	7.99%	12.26%	8.16%
After Taxes	7.39%	11.24%	7.47%
After Taxes on Distributions and Redemption	4.99%	9.98%	6.78%

Class I commenced operations May 2, 2011.  Total return for the period prior to May 2, 2011 is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences , returns would be different.

Select Equity Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes	10.04%	17.68%
After Taxes	9.96%	17.62%
After Taxes on Distributions and Redemption	5.75%	13.90%
Class I commenced operations January 3, 2012.

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SMID-Cap Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years*	Ten Years*
Before Taxes	6.42%	15.64%	11.65%
After Taxes	6.26%	15.56%	11.04%
After Taxes on Distributions and Redemption	3.76%	12.66%	9.59%

Control Persons and Principal Holders of Securities.   At January 1, 2015, Trustees and officers of the Trust, as a group, owned in the aggregate approximately 1.2% of the outstanding shares of this Class of Select Equity Fund.  The Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the other Funds.  In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Focused Growth Fund	National Financial Services LLC	Jersey City, NJ	52.4%
	Pershing LLC	Jersey City, NJ	19.8%
	Charles Schwab & Co Inc.	San Francisco, CA	12.6%
Horizon Growth Fund	First Clearing LLC	St. Louis, MO	43.5%
	UBS WM USA	Weehawken, JJ	35.6%
	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	8.3%
	Charles Schwab & Co Inc.	San Francisco, CA	8.0%
Select Equity Fund	Charles Schwab & Co Inc.	San Francisco, CA	24.8%
	UBS WM USA	Weehawken, JJ	21.2%
	First Clearing LLC	St. Louis, MO	13.7%
	LPL Financial	San Diego, CA	11.3%
	Pershing LLC	Jersey City, NJ	6.3%
	Morgan Stanley Smith Barney	Jersey City, NJ	5.9%
SMID-Cap Fund	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	12.9%
	National Financial Services LLC	Jersey City, NJ	11.5%
	Charles Schwab & Co. Inc.	San Francisco, CA	11.0%
	Edward D. Jones and Co	St. Louis, MO	9.6%
	UBS WM USA	Weehawken, JJ	8.4%

Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX E

Class R Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees.  For the fiscal year ended September 30, 2014 , the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid and (3) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

	Distribution Fee Paid to Principal Underwriter	Total Service Fees Paid	Service Fees Paid to Financial Intermediaries
SMID-Cap Fund	$348,665	$348,665	$691,938

Performance Information.  The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.   Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

SMID-Cap Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years*	Ten Years*
Before Taxes	5.91%	15.08%	11.25%
After Taxes	5.74%	14.99%	10.61%
After Taxes on Distributions and Redemption	3.48%	12.18%	9.23%

Total return for the period prior to the date this Class commenced operations (August 3, 2009) is the performance of Class A shares at net asset value charges (but not adjusted for any other differences in the expenses of the two classes).  If adjusted for such differences, returns would be different.

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Control Persons and Principal Holders of Securities.  At January 1, 2015, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

SMID-Cap Fund	Voya Institutional Trust Company	Windsor, CT	22.6%
	Voya Retirement Insurance and Annuity Company	Windsor, CT	15.8%
	Hartford Life Insurance Company Separate Account	Windsor, CT	14.5%
	Sammons Financial Network LLC	West Des Moines, IA	11.7%
	DCGT	Des Moines, IA	7.4%
	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	5.1%

Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX F

Class R6 Performance and Ownership

Performance Information.  The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

SMID-Cap Fund	Length of Period Ended September 30 , 2014
Average Annual Total Return:	One Year	Five Years*	Ten Years*
Before Taxes	6.46%	15.65%	11.65%
After Taxes	6.31%	15.55%	11.00%
After Taxes on Distributions and Redemption	3.78%	12.65%	9.54%

Total return for the period prior to the date this Class commenced operations (July 1, 2014) is the performance of Class I shares without adjustment for any other differences in the expenses of the two classes.  If adjusted for such differences , returns would be different.

Control Persons and Principal Holders of Securities.   At January 1, 2015 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

SMID-Cap Fund	National Financial Services LLC	Jersey City, NJ	89.6%
	Voya Retirement Insurance and Annuity Company	Windsor, CT	6.6%

Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX G

EQUITY RANKINGS

Standard and Poor’s Quality Ranking System

Standard and Poor’s Quality Ranking System captures the growth and stability of a company’s earnings and dividends history in a single symbol.  In assessing Quality Rankings, Standard and Poor’s recognized that earnings and dividend performance is the end result of the interplay of various factors such as products and industry position, corporate resources, and financial policy.  Standard and Poor’s Quality Ranking System rankings are generated by a computerized ranking system based on per-share earnings and dividend records of the most recent 10 years.  Basic scores are computed for earnings and dividends, and then adjusted as indicated by a set of predetermined modifiers for change in the rate of growth, stability within long-term trend, and cyclicality.  Adjusted scores for earnings and dividends are then combined to yield a final ranking.

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APPENDIX H

Eaton Vance Funds

Proxy Voting Policy and Procedures

I.   Overview

The Boards of Trustees (the “Board”) of the Eaton Vance Funds 1 have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”).  For purposes of this Policy:

•

“Fund” means each registered investment company sponsored by the Eaton Vance organization; and

•

“Adviser” means the adviser or sub-adviser responsible for the day-to-day management of all or a portion of the Fund’s assets.

II.   Delegation of Proxy Voting Responsibilities

The Board hereby delegates to the Adviser responsibility for voting the Fund’s proxies as described in this Policy. In this connection, the Adviser is required to provide the Board with a copy of its proxy voting policies and procedures (“Adviser Procedures”) and all Fund proxies will be voted in accordance with the Adviser Procedures, provided that in the event a material conflict of interest arises with respect to a proxy to be voted for the Fund (as described in Section IV below) the Adviser shall follow the process for voting such proxy as described in Section IV below.

The Adviser is required to report any material change to the Adviser Procedures to the Board in the manner set forth in Section V below.  In addition, the Board will review the Adviser Procedures annually.

III.   Delegation of Proxy Voting Disclosure Responsibilities

Pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is required to file Form N-PX no later than August 31st of each year.  On Form N-PX, the Fund is required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted on the matter and whether it voted for or against management.

To facilitate the filing of Form N-PX for the Fund:

•

The Adviser is required to record, compile and transmit in a timely manner all data required to be filed on Form N-PX for the Fund that it manages.  Such data shall be transmitted to Eaton Vance Management, which acts as administrator to the Fund (the “Administrator”) or the third party service provider designated by the Administrator; and

•

the Administrator is required to file Form N-PX on behalf of the Fund with the Securities and Exchange Commission (“Commission”) as required by the 1940 Act.  The Administrator may delegate the filing to a third party service party provided each such filing is reviewed and approved by the Administrator.

IV.   Conflicts of Interest

The Board expects the Adviser, as a fiduciary to the Fund it manages, to put the interests of the Fund and its shareholders above those of the Adviser.  When required to vote a proxy for the Fund, the Adviser may have material business relationships with the issuer soliciting the proxy that could give rise to a potential material conflict of interest for the Adviser. 2  In the event such a material conflict of interest arises, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board, or any committee, sub-committee or group of Independent Trustees identified by the Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees) (the “Board Members”), concerning the material conflict. 3  For ease of communicating with the Board Members, the Adviser is required to provide the foregoing notice to the Fund’s Chief Legal Officer who will then notify and facilitate a consultation with the Board Members.

Once the Board Members have been notified of the material conflict:

•

They shall convene a meeting to review and consider all relevant materials related to the proxies involved.  This meeting shall be convened within 3 business days, provided that it an effort will be made to convene the meeting sooner if the proxy must be voted in less than 3 business days;

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•

In considering such proxies, the Adviser shall make available all materials requested by the Board Members and make reasonably available appropriate personnel to discuss the matter upon request.

•

The Board Members will then instruct the Adviser on the appropriate course of action with respect to the proxy at issue.

If the Board Members are unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, the Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Chairman of the Board as soon as practicable and to the Board at its next meeting.  Any determination regarding the voting of proxies of the Fund that is made by the Board Members shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V.    Reports and Review

The Administrator shall make copies of each Form N-PX filed on behalf of the Fund available for the Boards’ review upon the Board’’ request.  The Administrator (with input from the Adviser for the Fund) shall also provide any reports reasonably requested by the Board regarding the proxy voting records of the Fund.

The Adviser shall report any material changes to the Adviser Procedures to the Board as soon as practicable and the Boards will review the Adviser Procedures annually.

The Adviser also shall report any changes to the Adviser Procedures to the Fund Chief Legal Officer prior to implementing such changes in order to enable the Administrator to effectively coordinate the Fund’s disclosure relating to the Adviser Procedures.

To the extent requested by the Commission, the Policy and the Adviser Procedures shall be appended to the Fund’s statement of additional information included in its registration statement.

_____________________

1

The Eaton Vance Funds may be organized as trusts or corporations.  For ease of reference, the Funds may be referred to herein as Trusts and the Funds’ Board of Trustees or Board of Directors may be referred to collectively herein as the Board.

2

An Adviser is expected to maintain a process for identifying a potential material conflict of interest.  As an example only, such potential conflicts may arise when the issuer is a client of the Adviser and generates a significant amount of fees to the Adviser or the issuer is a distributor of the Adviser’s products.

3

If a material conflict of interest exists with respect to a particular proxy and the proxy voting procedures of the relevant Adviser require that proxies are to be voted in accordance with the recommendation of a third party proxy voting vendor, the requirements of this Section IV shall only apply if the Adviser intends to vote such proxy in a manner inconsistent with such third party recommendation.

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APPENDIX I

ATLANTA CAPITAL MANAGEMENT COMPANY, LLC

PROXY VOTING POLICIES

I.   Introduction

Atlanta Capital Management Company, LLC (“ACM”) has adopted and implemented policies (and the procedures into which they are incorporated) that ACM believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.  ACM’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation.  Voting authority may be reserved explicitly by a client or assigned to another party by the governing account documents.  These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.   Overview

ACM manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client.  In pursuing that goal, ACM seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally performed by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees).  ACM is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients.  These guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted.  No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of ACM’s clients) may seek insight from ACM’s analysts, portfolio managers and/or Executive Committee on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines, rather than hard and fast rules, simply because corporate governance issues are so varied.

III.   ISS (formerly Risk Metrics Group)

In order to facilitate the proxy voting process, ACM has retained ISS, an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting.  ISS provides the firm with in-depth proxy research, tracks and receives proxies on which clients are entitled to vote, compiles and provides client voting records, and performs other recordkeeping necessary for the appropriate management of a client account.  Effective February 2012, ACM has delegated to ISS the authority to vote proxies for client accounts pursuant to guidelines adopted by ACM (or pursuant to special instruction by ACM).

IV.   Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders.  Absent unusual circumstances, ACM will utilize these guidelines when voting proxies on behalf of its clients.

A.  Election of Board of Directors

ACM believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, ACM believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent.  In general,

•

ACM will support the election of directors that result in a Board made up of a majority of independent directors.

•

ACM will support the election of independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.

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•

ACM will hold all directors accountable for the actions of the Board’s committees. For example, ACM will consider withholding votes for nominees who have recently approved compensation arrangements that ACM deems excessive or proposed equity-based compensation plans that unduly dilute the ownership interests of shareholders.

•

ACM will support efforts to declassify existing Boards, and will vote against efforts by companies to adopt classified Board structures.

•

ACM will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

•

ACM will vote for proposals to require a majority for election of directors.

B.  Approval of Independent Auditors

ACM believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee.  ACM will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C.  Executive Compensation

ACM believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, ACM is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

•

ACM will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.

•

ACM will generally vote against plans if annual option grants exceed 2% of shares outstanding.

•

ACM will vote for annual (1 year) “say on pay” cycles.

•

ACM will support lock-ups for non-cash compensation as long as it does not extend post employment.

ACM will support proposals to require shareholder approval of golden parachutes.  These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings ACM considers other factors such as specific industry practices, company and stock performance and management credibility.   The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s) or, if appropriate, members of senior management, to determine when or if it may be appropriate to exceed these guidelines.

•

ACM will typically vote against plans that have any of the following structural features:

•

Ability to re-price underwater options without shareholder approval.

•

The unrestricted ability to issue options with an exercise price below the stock’s current market price.

•

Automatic share replenishment (“evergreen”) feature.

•

ACM is supportive of measures intended to increase long-term stock ownership by executives. These may include:

•

Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).

•

Using restricted stock grants instead of options.

•

Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance.

•

ACM will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, ACM will weigh all components of the plan.  For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company.  However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

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D.  Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, ACM opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions.  In general,

•

Because a classified board structure prevents shareholders from electing a full slate of directors annually, ACM will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.

•

ACM will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.

•

ACM will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.

•

ACM will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued when used as an anti-takeover device.  However, such “blank check” preferred stock may be issued for legitimate financing needs and ACM can vote for proposals to issue such preferred stock in those circumstances.

•

ACM will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).  ACM will support resolutions to call special meetings at >25% threshold.

•

ACM will vote against proposals for a separate class of stock with disparate voting rights.

•

ACM will consider on a case-by-case basis board-approved proposals regarding changes to a company’s capitalization, however ACM will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis).

E.  State of Incorporation/Offshore Presence

Under ordinary circumstances, ACM will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by a Board of Directors.  ACM recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation).  Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including ACM’s clients.

F.  Environmental/Social Policy Issues

ACM believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s Board of Directors. ACM recognizes that certain social and environmental issues raised in shareholder proposals are the subjects of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies.  ACM generally supports management on these types of proposals, though exceptions may be made in certain instances where ACM believes a proposal has substantial economic implications.   ACM expects that the companies in which clients’ assets are invested will act as responsible corporate citizens.

G.  Circumstances Under Which ACM Will Abstain From Voting

ACM will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to ACM.  Under certain circumstances, the costs to clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote.  In those circumstances, ACM will make a case-by-case determination on whether or not to vote such proxies.  In the case of countries that require so-called “share blocking,” ACM may also abstain from voting.  Additionally, where clients have implemented securities lending arrangements with outside parties to generate additional revenues.  ACM will not be able to vote securities that are on loan.  Finally, ACM may be required to abstain from voting on a particular proxy in a situation where a conflict exists between ACM and its client.  The policy for resolution of such conflicts is described below in Section VII.

V.   Recordkeeping

ACM will maintain records relating to the proxies voted on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended.  Those records will include:

•

A copy of ACM’s proxy voting policies and procedures;

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SAI dated February 1, 2015

•

Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to ACM, ACM does not need to retain a separate copy of the proxy statement);

•

A record of each vote cast;

•

A copy of any document created by ACM that was material to making a decision on how to vote a proxy for a client or that details the basis for such a decision; and

•

Each written client request for proxy voting records and ACM’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for six years and will be maintained in the offices of ACM for two years after they are created.

VI.   Identification and Resolution of Conflicts with Clients

As fiduciary to its clients, ACM puts the interests of its clients ahead of its own.  In order to ensure that relevant personnel of ACM are able to identify potential conflicts of interest, ACM will take the following steps:

•

Quarterly, the Compliance Officer will seek information from the supervisor of each functional unit of ACM (marketing, operations, etc.) Each supervisor will be asked to provide a list of significant clients or prospective clients of ACM.  For example, a supervisor would report the fact that ACM was in discussions with a corporate client considering management of the corporation’s pension plan assets.

•

The Compliance Officer will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

•

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he expects to receive or has received proxy statements (the “Proxy Companies”).  If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Compliance Officer and members of senior management of ACM.

The Compliance Officer and designated members of senior management will then determine if a conflict of interest exists between ACM and its client.   If they determine that a conflict exists, they will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

•

If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Compliance Officer and designated members of senior management of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.

•

If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Administrator will seek instruction on how the proxy should be voted from:

•

The client, in the case of an individual or corporate client;

•

The Board of Directors, or any committee thereof identified by the Board, in the case of a Fund; or

•

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

ACM will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client or Board of Directors, as the case may be, fails to instruct the Proxy Administrator on how to vote the proxy, the Proxy Administrator will generally abstain from voting in order to avoid the appearance of impropriety.  If however, the failure of ACM to vote its clients’ proxies would have a material adverse economic impact on ACM’s clients’ securities holdings in the Conflicted Company, ACM may vote such proxies in order to protect its clients’ interests.   In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Adopted as of June 6, 2003

Last revised: June 4, 2012

Eaton Vance Atlanta Capital Funds

101

SAI dated February 1, 2015

STATEMENT OF
ADDITIONAL INFORMATION
February 1, 2015

Eaton Vance AMT-Free Municipal Income Fund

Class A Shares - ETMBX Class B Shares - EBMBX Class C Shares - ECMBX Class I Shares - EVMBX

Eaton Vance California Municipal Income Fund

Class A Shares - EACAX Class C Shares - ECCAX Class I Shares - EICAX

Eaton Vance Massachusetts Municipal Income Fund

Class A Shares - ETMAX Class C Shares - ECMMX Class I Shares - EIMAX

Eaton Vance National Municipal Income Fund

Class A Shares - EANAX Class B Shares - EVHMX Class C Shares - ECHMX Class I Shares - EIHMX

Eaton Vance New York Municipal Income Fund

Class A Shares - ETNYX Class B Shares - EVNYX Class C Shares - ECNYX Class I Shares - EINYX

Eaton Vance Ohio Municipal Income Fund

Class A Shares - ETOHX Class C Shares - ECOHX Class I Shares - EIOHX

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds. The Funds (except for Eaton Vance AMT-Free Municipal Income Fund and Eaton Vance National Municipal Income Fund) are non-diversified and Eaton Vance AMT-Free Municipal Income Fund and Eaton Vance National Municipal Income Fund are diversified and each is an open-end management investment company .. Each Fund, except Eaton Vance AMT-Free Municipal Income Fund, is a series of Eaton Vance Municipals Trust .. Eaton Vance AMT-Free Municipal Income Fund is a series of Eaton Vance Mutual Funds Trust.  Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Sales Charges	20
Investment Restrictions	4	Performance	22
Management and Organization	7	Taxes	24
Investment Advisory and Administrative Services	15	Portfolio Securities Transactions	32
Other Service Providers	18	Financial Statements	34
Calculation of Net Asset Value	18	Additional Information About Investment Strategies	34
Purchasing and Redeeming Shares	19

Appendix A: Class A Fees, Performance and Ownership	66	Appendix E: State Specific Information	78
Appendix B: Class B Fees, Performance and Ownership	70	Appendix F: Ratings	116
Appendix C: Class C Fees, Performance and Ownership	72	Appendix G: Eaton Vance Funds Proxy Voting Policy and Procedures	125
Appendix D: Class I Performance and Ownership	75	Appendix H: Adviser Proxy Voting Policies and Procedures	127

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated February 1, 2015 , as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© 2015  Eaton Vance Management

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“Board” means Board of Trustees or Board of Directors, as applicable;

“CEA” means Commodity Exchange Act;

“CFTC” means the Commodity Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Eaton Vance family of funds” means all registered investment companies advised, administered and/or distributed by Eaton Vance or its affiliates;

“Eaton Vance funds” means the mutual funds sponsored by the Eaton Vance organization;

“Exchange” means the New York Stock Exchange;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“Portfolio” means a registered investment company (other than the Fund) sponsored by the Eaton Vance organization in which one or more Funds and other investors may invest substantially all or any portion of their assets as described in the prospectus, if applicable;

“Subsidiary” means a wholly-owned subsidiary of the Fund or the Portfolio as described in the prospectus, if applicable;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Eaton Vance Municipals Trust (“Municipals Trust”) and Eaton Vance Mutual Funds Trust (“Mutual Funds Trust”), of which the Fund is a series.

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments in which the Fund will principally invest in seeking its investment objective(s) and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments and the investment practices the Fund (either directly or through one or more Portfolios as may be described in the prospectus) is permitted to engage in. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its total assets in such investment type.  If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment. If applicable, “Fund” as used herein and under “Additional Information About Investment Strategies” refers to each Fund listed in the table below.  Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies.”

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Investment Type	Permitted for or Relevant to the Funds
Asset-Backed Securities (“ABS”)
Auction Rate Securities	√
Build America Bonds	√
Call and Put Features on Obligations	√
Cash Equivalents	√
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks
Convertible Securities
Credit Linked Securities	√
Derivative Instruments and Related Risks	√
Direct Investments
Emerging Market Investments
Equity Investments
Equity Linked Securities
Exchange-Traded Funds (“ETFs”)
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√
Foreign Currency Transactions
Foreign Investments
Forward Foreign Currency Exchange Contracts
Forward Rate Agreements	√
Futures Contracts	√
High Yield Securities	√
Hybrid Instruments
Illiquid Securities	√
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds	√
Junior Loans
Liquidity or Protective Put Agreements	√
Loans
Master Limited Partnerships (“MLPs”)
Mortgage-Backed Securities (“MBS”)
Mortgage Dollar Rolls

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Investment Type	Permitted for or Relevant to the Funds
Municipal Lease Obligations (“MLOs”)	√
Municipal Obligations	√(1) (2)
Option Contracts	√
Pooled Investment Vehicles
Preferred Securities
Real Estate Investment Trusts (“REITs”).
Repurchase Agreements
Residual Interest Bonds	√
Reverse Repurchase Agreements
Rights and Warrants
Royalty Bonds
Securities with Equity and Debt Characteristics
Senior Loans
Short Sales
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes
Swap Agreements	√
Swaptions
Trust Certificates
U.S. Government Securities	√
Unlisted Securities	√
Variable Rate Obligations	√
When-Issued Securities, Delayed Delivery and Forward Commitments	√
Zero Coupon Bonds	√

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Funds
Asset Coverage	√
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√
Cyber Security Risk	√
Diversified Status	√(3)
Dividend Capture Trading
Duration	√
Events Regarding FNMA and FHLMC
Fund Investing in a Portfolio
Investments in the Subsidiary

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Funds
Loan Facility
Operational Risk	√
Option Strategy
Participation in the ReFlow Liquidity Program	√
Portfolio Turnover	√
Securities Lending	√
Short-Term Trading	√
Significant Exposure to Global Natural Resources
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies
Significant Exposure to Utility and Financial Services Companies
Tax-Managed Investing

(1)

Funds that seek to avoid state income taxes invest a significant portion of their assets in obligations issued by issuers in a particular state. The Funds also may invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam and invest to a more limited extent in obligations issued by the N. Mariana Territories and American Samoa. The risks associated with investing in municipal obligations of issuers of a particular state or U.S. territory are described under “Risks of Concentration” in an appendix to this SAI.

(2)

 As stated in the prospectus, the Fund has policies relating to the investment of securities in certain credit rating categories. The Fund may retain an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa and BBB will be no more than 35% of net assets and holdings rated below B will be no more than 10% of net assets. In the event the rating of an obligation held by the Fund is downgraded, causing the Fund to exceed the foregoing limitations, the investment adviser will (in an orderly fashion and within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Fund’s credit quality limitations.

(3)

Applies to AMT-Free Fund and National Fund only.  All other Funds are non-diversified

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of:  (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund.  Accordingly, each Fund may not:

The following applies to all Funds except AMT-Free Fund and National Fund:

(1)

Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

(3)

Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;

(4)

Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

(5)

Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

(6)

Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

The following applies to the AMT-Free Fund only:

(1)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value) in the securities of any one issuer, or invest more than 10% of the total outstanding securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(2)

Borrow money or issue senior securities except as permitted by the 1940 Act;

(3)

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

(4)

Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;

(5)

Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(6)

Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

(7)

Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

The following applies to the National Fund only:

(1)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2)

Purchase any securities or evidences of interest there on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)

Engage in the underwriting of securities;

(4)

Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;

(5)

Borrow money or issue senior securities except as permitted by the 1940 Act;

(6)

Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities; or

(7)

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in another open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval, the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

Each Fund’s borrowing policy is consistent with Section 18(f) of the 1940 Act, which states that it shall be unlawful for any registered open-end company to issue any class of senior security or to sell any senior security of which it is the issuer, except that any such registered company shall be permitted to borrow from any bank; provided, that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of such registered company; and provided further, that in the event that such asset coverage shall at any time fall below 300% such registered company shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

Notwithstanding its investment policies and restrictions, each Fund may, in compliance with the requirements of the 1940 Act, invest: (i) all of its investable assets in an open-end management investment company with substantially the same investment

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

In addition, to the extent a registered open-end investment company acquires securities of a portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

The following nonfundamental investment policies have been adopted by each Fund.  A nonfundamental investment policy may be changed by the Board with respect to a Fund without approval by the Fund’s shareholders.  Each Fund will not:

•

make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

•

invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days.  Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4( a)(2) of said Act that the members of the Board, or their delegate, determines to be liquid.  Any such determination by a delegate will be made pursuant to procedures adopted by the Board.  When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

No Fund will invest 25% or more of its total assets in any one industry.  For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries.  Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries.  However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users.  The foregoing 25% limitation would apply to these issuers. As discussed in the Prospectus and this SAI, a Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, utilities and industrial development bonds.

For purposes of a Fund’s investment restrictions and diversification status, the determination of the “issuer” of any obligation, including residual interest bonds, will be made by the Fund’s investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations. A Fund's investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for the purposes of a Fund's restrictions on borrowing described herein and in the Prospectus.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset.  Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset.  However, a Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.  If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management.  The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust.  The Board members and officers of the Trust are listed below.  Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.  Board members and officers of the Trust hold indefinite terms of office.  The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act.  The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110.  As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “Eaton Vance”

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. (see “Principal Underwriter” under “Other Service Providers”).  EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR.   Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
Interested Trustee
THOMAS E. FAUST JR. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.	178	Director of EVC and Hexavest Inc.
Noninterested Trustees
SCOTT E. ESTON 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).	178	None
CYNTHIA E. FROST 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).	178	None

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
GEORGE J. GORMAN 1952	Trustee	Since 2014	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).	178	Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).
VALERIE A. MOSLEY 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).	178	Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).
WILLIAM H. PARK 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group, L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

				178	None

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
RONALD A. PEARLMAN 1940	Trustee	Since 2003	Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).	178	None
HELEN FRAME PETERS 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	178

Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

HARRIETT TEE TAGGART 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).	178

Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

RALPH F. VERNI 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	178	None

(1)

Includes both master and feeder funds in a master-feeder structure.

(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman ) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust:  Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnits TM 2 Year U.S. Market Participation Trust II:  Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).  However, Ms. Mosley did not serve as a Board member of eUnits TM 2 Year U.S. Market Participation Trust:  Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Principal Officers who are not Trustees
Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
PAYSON F. SWAFFIELD 1956	President	Of Municipals Trust since 2014 and of Mutual Funds Trust since 2013	Vice President and Chief Income Investment Officer of Eaton Vance and BMR. Officer of 151 registered investment companies managed by Eaton Vance or BMR.
MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.
JAMES F. KIRCHNER 1967	Treasurer	Since 2013	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 1953	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.

The Board has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of ten Trustees, including nine Trustees who are not “interested persons” of a Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed a noninterested Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such noninterested Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

Each Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of each Fund and the Trust and is addressed as part of various activities of the Board and its Committees. As part of its oversight of each Fund and the Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can or should be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their

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operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports  to the Audit Committee of the Board and the Board regarding these and related matters. In addition, the Audit Committee of the Board or the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee.  The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering noninterested Trustee candidates.  In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board members’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the ability to qualify as a noninterested Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board.

Among the attributes or skills common to all Board members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other members of the Board, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as members of the Board.  Each Board member’s ability to perform his or her duties effectively has been attained through the Board member’s business, consulting, public service and/or academic positions and through experience from service as a member of the Boards of the Eaton Vance family of funds (“Eaton Vance Fund Boards”) (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below.  Each Board member’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current member of the Board, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of registered investment companies, were a significant factor in the determination that the individual should serve as a member of the Board.  The following is a summary of each Board member’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a member of the Board:

Scott E. Eston. Mr. Eston has served as a member of the Eaton Vance Fund Boards since 2011. He currently serves on the board and on the investment committee of Michigan State University Foundation, and on the investment advisory committee of Michigan State University. From 1997 through 2009, Mr. Eston served in several capacities at Grantham, Mayo, Van Otterloo and Co. (“GMO”), including as Chairman of the Executive Committee and Chief Operating and Chief Financial Officer, and also as the President and Principal Executive officer of GMO Trust, an affiliated open-end registered investment company. From 1978 through 1997, Mr. Eston was employed at Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers) (since 1987 as a Partner).

Thomas E. Faust Jr.  Mr. Faust has served as a member of the Eaton Vance Fund Boards since 2007.  He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.  Mr. Faust has served as a Director of Hexavest Inc. since 2012.  Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007).  He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School.  Mr. Faust has been a Chartered Financial Analyst since 1988.

Cynthia E. Frost .. Ms. Frost has served as a member of the Eaton Vance Fund Boards since May 29, 2014.  From 2000 through 2012, Ms. Frost was the Chief Investment Officer of Brown University, where she oversaw the evaluation, selection and monitoring of the third party investment managers who managed the university’s endowment.  From 1995-2000 Ms. Frost was a Portfolio Strategist for Duke Management Company, which oversaw Duke University’s endowment.  Ms. Frost also served in various investment and consulting roles at Cambridge Associates (from 1989-1995), Bain and Company (1987-1989) and BA

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Investment Management Company (1983-1985), and has additional experience as a member of the investment committee of several non-profit organizations.

George J. Gorman ..  Mr. Gorman has served as a member of the Eaton Vance Fund Boards since May 29, 2014.  From 1974 through 2009, Mr. Gorman served in various capacities at Ernst & Young LLP, including as a Senior Partner in the Asset Management Group (from  1988) specializing in managing engagement teams responsible for auditing mutual funds registered with the SEC, hedge funds and private equity funds.  Mr. Gorman also has experience serving as an independent trustee of other mutual fund complexes, including the Bank of America Money Market Funds Series Trust (from 2011-2014), and the Ashmore Funds (from 2010-2014).

Valerie A. Mosley.  Ms. Mosley has served as a member of the Eaton Vance Fund Boards since January 1, 2014.  She currently owns and manages a consulting and investment firm, Valmo Ventures and is a Director of Progress Investment Management Company, a manager of emerging managers with a focus on women- and minority-owned investment advisors.  From 1992 through 2012, Ms. Mosley served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President, Portfolio Manager and Investment Strategist.  Ms. Mosley also served as Chief Investment Officer at PG Corbin Asset Management from 1990-1992 and worked in institutional corporate bond sales at Kidder Peabody from 1986-1990.  Ms. Mosley is a Director of Dynex Capital, Inc., a mortgage REIT, and also serves as a trustee or board member of several major non-profit organizations and endowments, including Wheelock College’s endowment, Mass Ventures, a quasi-public early-stage investment corporation active in Massachusetts, and the Federal Reserve Bank of Boston’s Advisory Board for Diversity.

William H. Park.  Mr. Park has served as a member of the Eaton Vance Fund Boards since 2003 and is the Chairperson of the Audit Committee.  Mr. Park was formerly the Chief Financial Officer of Aveon Group, L.P. from 2010-2011. Mr. Park also served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

Ronald A. Pearlman.  Mr. Pearlman has served as a member of the Eaton Vance Fund Boards since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee.   Mr. Pearlman was formerly a Professor of Law at Georgetown University Law Center from 1999-2014.  Mr. Pearlman also served as Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.  Mr. Pearlman was engaged in the private practice of law from 1969-2000, with the exception of the periods of government service.  He represented large domestic and multinational businesses in connection with the tax aspects of complex transactions and high net worth individuals in connection with tax and business planning.

Helen Frame Peters.  Ms. Peters has served as a member of the Eaton Vance Fund Boards since 2008 and is the Chairperson of the Portfolio Management Committee.  Ms. Peters is currently a Professor of Finance at Carroll School of Management, Boston College and was formerly Dean of Carroll School of Management from 2000-2002. Ms. Peters was previously a Director of BJ’s Wholesale Club, Inc. from 2004-2011.  In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998.  Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

Harriett Tee Taggart. Ms. Taggart has served as a member of the Eaton Vance Fund Boards since 2011 and is the Chairperson of the Governance Committee. Ms. Taggart currently manages a professional practice, Taggart Associates. Since 2007, Ms. Taggart has been a Director of Albemarle Corporation, a specialty chemical company where she serves as a member of the Nomination and Governance Committee and the Health, Safety, and Environmental Committee. Since 2009 she has served as a Director of the Hanover Insurance Group, Inc. where she serves as member of the Nomination and Governance Committee.  Ms. Taggart is also a trustee or member of several major non-profit boards, advisory committees and endowment investment companies. From 1983 through 2006, Ms. Taggart served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President and chemical industry sector portfolio manager. Ms. Taggart also served as a Director of the Lubrizol Corporation, a specialty chemicals manufacturer from 2007-2011.

Ralph F. Verni.  Mr. Verni has served as a member of the Eaton Vance Fund Boards since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee.  Mr. Verni was formerly the Chief Investment

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Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life.  Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Street Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.  Mr. Verni has been a Chartered Financial Analyst since 1977.

The Board of the Trust has several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee.  Each of the Committees are comprised of only noninterested Trustees.

Mmes. Taggart (Chair), Frost, Mosley and Peters, and Messrs. Eston, Gorman, Park, Pearlman and Verni are members of the Governance Committee.  The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons.  During the fiscal year ended September 30, 2014 , the Governance Committee convened nine times.

The Governance Committee will, when a vacancy exists , consider a nominee for Trustee recommended by a shareholder , provided that such recommendation is submitted in writing to the Fund’s Secretary at the principal executive office of the Fund. Such recommendations must be accompanied by biographical and occupational data on the candidate ( including whether the candidate would be an “interested person” of the Fund), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Fund, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration ..

Messrs. Park (Chair), Eston, Pearlman and Verni, and Ms. Peters are members of the Audit Committee.  The Board has designated Mr. Park, a noninterested Trustee, as audit committee financial expert.  The Audit Committee’s purposes are to (i) oversee each Fund's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each  Fund's compliance with legal and regulatory requirements that relate to each Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund.  During the fiscal year ended September 30, 2014 , the Audit Committee convened sixteen times.

Messrs. Verni (Chair), Eston (Vice-Chair), Gorman and Park, and Mmes. Frost, Mosley, Peters and Taggart are members of the Contract Review Committee.  The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board concerning the following matters: (i) contractual arrangements with each service provider to the Funds, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board.  During the fiscal year ended September 30, 2014 , the Contract Review Committee convened eight times.

Mmes. Peters (Chair), Frost, Mosley and Taggart are members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board in its oversight of the portfolio management process employed by the Funds and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ stated objective(s), strategies and restrictions; (ii) assist the Board in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds ; and (iii) assist the Board in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board identifies from time to time. During the fiscal year ended September 30, 2014 , the Portfolio Management Committee convened eight times.

Messrs. Pearlman (Chair ), Eston and Gorman are members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds ; (ii) serve as a liaison between the

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Board and the Funds’ CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC.  During the fiscal year ended September 30, 2014 , the Compliance Reports and Regulatory Matters Committee convened eleven times.

Share Ownership.  The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in the Eaton Vance family of funds overseen by the Trustee as of December 31, 2014 .

Dollar Range of Equity Securities Owned by
Fund Name	Scott E. Eston(2)	Thomas E. Faust Jr.(1)	Cynthia E. Frost (2)(4)	George J. Gorman (2)(4)	Valerie A. Mosley(2)	William H. Park(2)	Ronald A. Pearlman(2)	Helen Frame Peters(2)	Harriett Tee Taggart(2)	Ralph F. Verni(2)
AMT-Free Fund	None	None	None	None	None	$10,001 - $50,000	None	None	None	None
California Fund	None	None	None	None	None	None	None	None	None	None
Massachusetts Fund	None	$10,001 - $50,000	None	None	None	None	None	None	None	$10,001 - $50,000(3)
National Fund	None	$10,001 - $50,000	None	None	None	None	None	None	None	None
New York Fund	None	None	None	None	None	None	None	None	None	None
Ohio Fund	None	None	None	None	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities Owned in Funds Overseen by Trustee in the Eaton Vance Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

(1)

Interested Trustee

(2)

Noninterested Trustees

(3)

Represents shares held in Joint Tenancy with spouse.

(4)

Ms. Frost and Mr. Gorman began serving as Trustees effective May 29 , 2014.

As of December 31, 2014 , no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2013 and December 31, 2014 , no noninterested Trustee (or their immediate family members) had:

(1)

 Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

(2)

 Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)

 Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2013 and December 31, 2014 , no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Deferred Compensation Plan”).  Under the Deferred Compensation Plan, an eligible Board member may elect to have his or her deferred fees invested in the shares of one or more funds in the Eaton Vance family of funds, and the amount paid to the Board members under the Deferred Compensation Plan will be determined based upon the

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performance of such investments.  Deferral of Board members’ fees in accordance with the Deferred Compensation Plan will have a negligible effect on the assets, liabilities, and net income of a participating fund or portfolio, and do not require that a participating Board member be retained.  There is no retirement plan for Board members.

The fees and expenses of the Trustees of the Trust are paid by the Funds (and other series of the Trust). (A Board member who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ended September 30, 2014 , the Trustees of the Trust earned the following compensation in their capacities as Board members from the Trust.  For the year ended December 31, 2014 , the Board members earned the following compensation in their capacities as members of the Eaton Vance Fund Boards(1):

Source of Compensation	Scott E. Eston	Cynthia E. Frost	George J. Gorman	Valerie A. Mosley	William H. Park	Ronald A. Pearlman	Helen Frame Peters	Harriett Tee Taggart	Ralph F. Verni
Municipals Trust(2)	$17,812	$5,919	$5,919	$13,541	$19,180	$19,180	$18,427	$18,427	$26,538
Mutual Funds Trust(2)	18,804	6,319	6,319	14,343	20,246	20,246	19,456	19,456	28,013
Trust and Fund Complex(1)	$269,375 (3)	$267,500 (4)	$267,500	$206,250	$290,000	$290,000	$278,750	$278,750	$401,250 (5)
(1)

As of February 1, 2015 , the Eaton Vance fund complex consists of 178 registered investment companies or series thereof.  Ms. Frost and Mr. Gorman began serving as Trustees effective May 29 , 2014, and thus the compensation figures listed for the Trust and Fund Complex are estimated based on amounts each would have received if they had been Trustees for the full 2014 calendar year ..  Benjamin C. Esty resigned as a Trustee effective December 31, 2013. For the fiscal year ended September 30, 2014 , Mr. Esty received Trustee fees of $ 4,408 from Municipals Trust and $ 4,599 from Mutual Funds Trust.  For the calendar year ended December 31, 2014 , he received $ 65 ,000 from the Trust and Fund Complex. Lynn A. Stout resigned as a Trustee effective March 31, 2014. For the fiscal year ended September 30, 2014, Ms. Stout received Trustee fees of $8,731 from Municipals Trust and $9,110 from Mutual Funds Trust.  For the calendar year ended December 31, 2014, she received $128,750 from the Trust and Fund Complex, which included $25,000 of deferred compensation.  Allen R. Freedman retired as a Trustee effective July 1, 2014.  For the fiscal year ended September 30, 2014, Mr. Freedman received Trustee fees of $14,337 from Municipals Trust and $15,076 from Mutual Funds Trust.  For the calendar year ended December 31, 2014, he received $215,000 from the Trust and Fund Complex.

(2)

Municipals Trust consisted of 18 Funds and Mutual Funds Trust consisted of 37 Funds as of September 30, 2014 ..

(3)

Includes $ 257,563 of deferred compensation.

(4)

Includes $ 87,673 of deferred compensation.

(5)

Includes $200,625 of deferred compensation.

Fund Organization. Each Fund, except AMT-Free Fund, is a series of Eaton Vance Municipals Trust, which was organized under Massachusetts law on September 30, 1985 and AMT-Free Fund is a series of Eaton Vance Mutual Funds Trust, which was organized under Massachusetts law on May 7, 1984. Both Trusts are operated as open-end management investment companies. Each Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund).  The Trustees of the Trust have divided the shares of each Fund into multiple classes.  Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges.  The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges.  When issued and outstanding, shares are fully paid and nonassessable by the Trust.  Shareholders are entitled to one vote for each full share held.  Fractional shares may be voted proportionately.  Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class.  Shares have no preemptive or conversion rights and are freely transferable.  In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees of the Trust holding office have been elected by shareholders.  In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.  The Trust’s By-laws provide that any Trustee may be removed with or without cause, by (i) the affirmative vote of holders of two-thirds of the shares or, (ii) the affirmative vote of, or written instrument, signed by at least two-thirds of the remaining Trustees, provided however, that the removal of any noninterested Trustee shall additionally require the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining noninterested Trustees.   No person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

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The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment.  The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series , if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) provided such changes do not have a materially adverse effect on the financial interests of shareholders ..  The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust.  However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by the approval of a majority of the Trustees then in office, to be followed by a written notice to shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust.  Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed.  The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders.  The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.  Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability.  The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy.  The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Adviser Policies”).  An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The members of the Board will review each Fund’s proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year.  For a copy of the Fund Policy and Adviser Policies, see Appendix G and Appendix H, respectively.  Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating to funds investing in other funds, a Fund or Portfolio may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund.   Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services.  The investment adviser manages the investments and affairs of each Fund and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees.  The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Fund and what portion, if any, of the Fund’s assets will be held uninvested.  The Investment Advisory Agreement on behalf of the Funds requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Fund pays the investment adviser, see the Prospectus.  The following table sets forth the net assets of each Fund and the advisory fees for the three fiscal years ended September 30, 2014 ..

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

		Advisory Fee for Fiscal Years Ended
Fund	Net Assets at 9/30/14	9/30/14	9/30/13	9/30/12
AMT-Free	$341,651,442	$1,590,475	$2,005,847	$1,607,833(1)
California	154,311,438	695,206	814,583	786,481
Massachusetts	159,814,673	587,076	696,069	776,954
National	3,501,433,816	12,534,922	15,975,462	16,308,924
New York	333,511,315	1,268,326	1,401,337	1,391,301
Ohio	161,554,359	625,232	823,370	838,257

(1) For the nine months ended September 30, 2012.

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund.  Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of either party, or by vote of the majority of the outstanding voting securities of the Fund, and each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others.  Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts.  EV serves as trustee of BMR and Eaton Vance.  EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company.  BMR is an indirect subsidiary of EVC.   EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Brian D. Langstraat, Dorothy E. Puhy, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr.  All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Daniel C. Cataldo, Cynthia J. Clemson, James H. Evans, Maureen A. Gemma, Laurie G. Hylton, Mr . Langstraat, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott H. Page, Edward J. Perkin, Charles B. Reed, Walter A. Row, III, Craig P. Russ, John L. Shea, David M. Stein, Payson F. Swaffield, Michael W. Weilheimer , R. Kelly Williams and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates).  The Voting Trustees have unrestricted voting rights for the election of Directors of EVC.  All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who may also be officers, or officers and Directors of EVC and EV.  As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics.  The investment adviser, principal underwriter, and each Fund have adopted Codes of Ethics governing personal securities transactions pursuant to Rule 17j-1 under the 1940 Act.  Under the Codes, employees of the investment adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below.   The following table shows, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	17	$6,403.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Cynthia J. Clemson
Registered Investment Companies	9	$3,797.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Thomas M. Metzold
Registered Investment Companies	8	$5,495.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2014 and in the Eaton Vance family of funds as of December 31, 2014 ..  The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in a particular state.  In most cases, a Fund’s portfolio manager is not subject to such taxation.  In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
AMT-Free Fund
Cynthia J. Clemson	$10,001 - $500,00	over $1,000,000
California Fund
Craig R. Brandon	None	over $1,000,000
Massachusetts Fund
Craig R. Brandon	None	over $1,000,000
National Fund
Craig R. Brandon	None	over $1,000,000
Thomas M. Metzold	$100,001 - $500,000	over $1,000,000
New York Fund
Craig R. Brandon	None	over $1,000,000
Ohio Fund
Cynthia J. Clemson	None	over $1,000,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other.  For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises.  In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund.  In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account.  The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

discretion in a manner that he or she believes is equitable to all interested persons.  The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance and BMR.  Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock.  The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees.  Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis.  Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation.  The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below).  In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio.  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes.  For other funds, performance is evaluated on a pre-tax basis.  For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts.  Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company.  The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income.  While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.  For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Commodity Futures Trading Commission Registration.  Effective December 31, 2012, the CFTC adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swaps agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act .. Accordingly neither the Funds nor the investment adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of their management of other strategies, Eaton Vance and BMR are registered with the CFTC as commodity pool operators. Eaton Vance and BMR are also registered as commodity trading advisors.  The CFTC has neither reviewed nor approved each Fund’s investment strategies or this SAI.

Administrative Services. As indicated in the Prospectus, Eaton Vance serves as administrator of each Fund, except the AMT-Free Fund, but currently receives no compensation for providing administrative services to the Fund.  Under the Agreement, Eaton

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Sub-Transfer Agency Support Services.  Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement.  Under the agreement, Eaton Vance provides :  (1) specified sub-transfer agency services ; (2) compliance monitoring services; and (3) intermediary oversight services.  For the services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of such services. Each Fund pays a pro rata share of such fee. For the fiscal year ended September 30, 2014, Eaton Vance earned the following pursuant to the agreement :

AMT-Free Fund	California Fund	Massachusetts Fund	National Fund	New York Fund	Ohio Fund
$5,095	$5,505	$4,918	$53,120	$11,831	$3,946

Expenses. Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator).  In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses.   Pursuant to the Amended and Restated Multiple Class Plan for Eaton Vance Funds, Fund expenses are allocated to each class on a pro rata basis, except that distribution and service fees are allocated exclusively to the class that incurs them .

OTHER SERVICE PROVIDERS

Principal Underwriter.  Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund.  The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust.  The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter.  The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund.  The Distribution Agreement is renewable annually by the members of the Board (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment.  The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold.  EVD is a direct, wholly-owned subsidiary of EVC.  Mr. Faust is a Director of EVD.

Custodian.  State Street Bank and Trust Company (“State Street”), State Street Financial Center, One Lincoln Street, Boston, MA 02111 , serves as custodian to each Fund.  State Street has custody of all cash and securities of a Fund, maintains the general ledger of each Fund and computes the daily net asset value of shares of each Fund.  In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust.  State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC.  EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street.  It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund and such banks.

Independent Registered Public Accounting Firm.  Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent.  BNY Mellon Investment Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets.  The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Eaton Vance website (www.eatonvance.com).

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•

Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

•

Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.

•

Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

•

Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

•

Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

•

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements (other than those which have been centrally cleared), forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).  Swap agreements that have been cleared by a central counterparty (“CCP”) are valued at the daily settlement price provided by the CCP.

•

Precious metals are valued are valued at the New York Composite mean quotation.

•

Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

•

Valuations of foreign equity securities and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board.  Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser.  The portfolio managers of one Eaton Vance fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Eaton Vance fund.  As such, at times the fair value of a Loan determined by certain Eaton Vance portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases.  Fund shares are offered for sale only in states where they are registered.  Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter.  Shares of a Fund are sold at the public offering price, which is the net asset value plus the initial sales charge, if any.  The Fund receives the net asset value.  The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares.  The sales charge table in the Prospectus is applicable to

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.  The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges.”

In connection with employer sponsored retirement plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant.  In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account.  However, such account will be subject to the right of redemption by a Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans .. Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired members of Eaton Vance Fund Boards; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Waiver of Investment Minimums.  In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired members of Eaton Vance Fund Boards, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers to the Eaton Vance family of funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.  The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent and in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof).  Investments in a Fund by ReFlow in connection with the Reflow liquidity program are also not subject to the minimum investment amount.

Suspension of Sales.  The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time.  In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions and the volume of sales and redemptions of shares. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time.  Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions.  The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750.  Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase.  However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities.  The securities so distributed would be valued pursuant to the valuation procedures described in this SAI.  If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan.  The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held.  The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss.  Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices.  A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares.  The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places.  In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions.  The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter.  In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares.  In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries.  The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice.  During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired members of Eaton Vance Fund Boards; to clients (including custodial, agency, advisory and trust accounts) and current and former officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.  Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares on a no-load basis as described in the Prospectus and to HSAs (Health Savings Accounts), (4) to officers and employees of a Fund’s custodian and transfer agent and (5) in connection with the ReFlow liquidity program.  Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries.  Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale.  Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention.  If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum.  Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement.  If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested.  A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention.  If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference.  If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, the shareholder must notify the transfer agent or, if shares are held in a street name account, the financial intermediary prior to the expiration date of the Agreement in order for such lower sales charge to apply to purchases under the Statement.  Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder.  This refund will be made by the financial intermediary and the principal underwriter.  If at the time of the recomputation, the financial intermediary for the account has changed, the

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

adjustment will be made only on those shares purchased through the current financial intermediary for the account.  If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation.  Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder.  Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be accumulated for purposes of this privilege.  The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate.  Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus.  For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege.  Confirmation of the order is subject to such verification.  The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature.  Class B shares held for eight years will automatically convert to Class A shares.  For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account.  Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares.  This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account.  This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons.  The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year.  Class A distribution and service fees are paid monthly in arrears.  For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan for each Fund's Class B and Class C shares (the “Class B and Class C Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act.  Pursuant to the Class B and Class C Plans, Class B and Class C pay the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares.  Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expense.  The principal underwriter is entitled to receive all distribution fees and CDSCs paid or payable with respect to Class B and Class C shares, provided that no such payments will be made that would cause Class C shares to exceed the maximum sales charge permitted by FINRA’s NASD Conduct Rule 2830(d) or Class B shares to exceed a maximum sales charge of 5% as determined in accordance with such Rule.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts.  For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.20% (0.25% for the AMT-Free, California and National Funds) of the purchase price of Class C shares sold by such intermediaries , and (b) monthly service fees approximately equivalent to 1/12 of 0.20% (0.25% for the AMT-Free, California and National Funds) of the value of Class C shares sold by such intermediaries.  During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale.  For the service fees paid, see Appendix B and Appendix C.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders.  The Eaton Vance organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total

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SAI dated February 1, 2015

expenses incurred in distributing Fund shares. For sales commissions and CDSCs, if applicable, see Appendix A, Appendix B and Appendix C.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office.  A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class.  Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required.  A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees.  So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.  The Trustees, including the Plan Trustees, initially approved the current Plan(s) on April 22, 2013 for each Fund.  Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations.  Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result.  The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested.  Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period.  After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes.  In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.  For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment.  If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value.  These returns would be lower if the full sales charge was imposed.  After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period.  Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge.  Actual yield may be affected by variations in sales charges on investments. A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income and certain state and local (if any) taxes applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

Disclosure of Portfolio Holdings and Related Information.  The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund.  See the Funds' Prospectus for information on

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disclosure made in filings with the SEC and/or posted on the Eaton Vance website (www.eatonvance.com) and disclosure of certain portfolio characteristics.  Pursuant to the Policies, information about portfolio holdings of a Fund may also be disclosed as follows:

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Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

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Historical portfolio holdings information:  From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously.  In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Funds.  The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders.  In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person.  The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting.  The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund.  However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to

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inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

The following is a summary of some of the tax consequences affecting the Fund and its shareholders.  The summary does not address all of the special tax rules applicable to certain classes of investors, such as individual retirement accounts and employer sponsored retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

Taxation of the Fund.  The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes.  The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent fiscal year.

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distributes (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC (and, where applicable, the Portfolio is treated as a partnership for Massachusetts and federal tax purposes), the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its capital losses realized after October and its late-year ordinary losses (defined as the excess of post-October specified losses (as defined in the Code) and other post-December ordinary losses over post-October specified gains (as defined in the Code) and other post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses.  Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Taxation of the Portfolio.  If the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it

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has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share. Under current law, provided that the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, the Portfolio should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

Taxation of the Subsidiary.  To the extent described in the prospectus, the Fund may invest in the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. As described in the prospectus, the Fund has either applied for or received from the IRS a private letter ruling or has received advice from counsel relating to the treatment of the income allocated to the Fund from the Subsidiary for purposes of the Fund’s status as a “RIC” under the Code.  Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, and would be taxed as such.

The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be “subpart F income.” The Fund’s recognition of the Subsidiary's “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund's tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

Tax Consequences of Certain Investments.  The following summary of the tax consequences of certain types of investments applies to the Fund and the Portfolio, as appropriate.  References in the following summary to “the Fund” are to any Fund or Portfolio that can engage in the particular practice as described in the prospectus or SAI.

Securities Acquired at Market Discount or with Original Issue Discount.  Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.  The Fund may elect to accrue market discount income on a daily basis.

Lower Rated or Defaulted Securities.  Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Municipal Obligations.  Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

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If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the Table of Contents).

Tax Credit Bonds.  If the Fund holds, directly or indirectly, one or more tax credit bonds (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder‘s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder‘s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Derivatives.  The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract”, any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Short Sales.  In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund

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for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Constructive Sales.  The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Foreign Investments and Currencies.  The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.   Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in passive foreign investment companies (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any

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particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

U.S. Government Securities.  Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Real Estate Investment Trusts (“REITs”).  Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Inflation-Indexed Bonds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above).  Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).

Taxation of Fund Shareholders.  Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund.  Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment.  Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period.  If the Fund makes a distribution to a shareholder in excess of the Fund‘s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder‘s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder‘s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.  A shareholder’s tax basis cannot go below zero and any return of capital distributions in excess of a shareholder’s tax basis will be treated as capital gain.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made.  However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared.  Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses.  The Fund will inform shareholders of the tax character of distributions annually to facilitate shareholder tax reporting.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate.  In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

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Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

Tax-Exempt Income.  Distributions by the Fund of net tax-exempt interest income that are properly reported as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code.  In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a).  Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.  Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed.  Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Qualified Dividend Income.  “Qualified dividend income” received by an individual is taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 20% plus a 3.8% Medicare contribution tax). In order for a dividend received by Fund shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend-paying stock in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income.  In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends Received Deduction for Corporations.  A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of

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certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase the alternative minimum tax for certain corporations.  Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify for the DRD.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders.  Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, employer sponsored retirement plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Redemption or Exchange of Fund Shares.  Generally, upon sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Applicability of Medicare Contribution Tax.  The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.

Back-Up Withholding for U.S. Shareholders.  Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28%. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxation of Foreign Shareholders.  In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN , IRS Form W-8BEN-E, or other applicable form may be subject to backup withholding at the appropriate rate.  A foreign shareholder would generally be exempt from U.S.

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federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

For taxable years beginning before January 1, 2015 , properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year).  However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder would need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN , IRS Form W-8BEN-E, or substitute Form).  In the case of shares held through an intermediary, the intermediary could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2015 , distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. The rules described in this paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation or a foreign shareholder’s participation in a wash sale transaction or the payment of a substitute dividend.

Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years, or for sales occurring on or before December 31, 2014 , 50% or more of the value of the Fund’s shares were held by U.S. entities.

The same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels.  The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2015 ..

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2014 , in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain.  If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted basis to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.

Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

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Compliance with the HIRE Act.  A 30% withholding tax is imposed on U.S.-source dividends, including those paid by the Fund and, after December 31, 2016, will be imposed on proceeds from the sale of property producing U.S.-source dividends , including interests in the Fund , to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners.  To avoid withholding, foreign financial institutions will need to either enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders or, in the event that an applicable intergovernmental agreement and implementing legislation are adopted, agree to provide certain information to other revenue authorities for transmittal to the IRS. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS.  Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Requirements of Form 8886.  Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Changes in Taxation.  The taxation of the Fund, the Portfolio, the Subsidiary and shareholders may be adversely affected by future legislation, Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser.  Each Fund is responsible for the expenses associated with its portfolio transactions.  The investment adviser is also responsible for the execution of transactions for all other accounts managed by it.  The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms.  The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates.  In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any.  In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Fund.  The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by each Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations.  Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Fund may also purchase municipal obligations

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from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters.  On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission.  Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided.  This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.  “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e). Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services.  Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer.  Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained.  The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.  The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution.  The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade.  Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs.  The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e).

The investment companies sponsored by the investment adviser or its affiliates also may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies.  Such companies may also pay cash for such information.

Municipal obligations considered as investments for a Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

manner which it believes to be equitable under the circumstances.  As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts.  If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis.  An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable.  While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during each of the three fiscal years ended September 30, 2014, 2013 and 2012 , respectively, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

	Brokerage Commissions Paid for the Fiscal Year Ended			Amount of Transactions Directed to Firms Providing Research	Commissions Paid on Transactions Directed to Firms Providing Research
Fund	9/30/14	9/30/13	9/30/12	9/30/14	9/30/14
AMT-Free	$6,398	$7,422	$0*	$0	$0
California	1,281	1,537	0	0	0
Massachusetts	1,640	1,640	0	0	0
National	43,920	87,840	0	0	0
New York	2,811	2,811	0	0	0
Ohio	1,896	2,125	0	0	0

* For the nine months ended September 30, 2012.

During the fiscal year ended September 30, 2014 , each   Fund held no securities of its “regular brokers or dealers ,” as that term is defined in Rule 10b-1 of the 1940 Act.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for each Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Funds listed below for the fiscal year ended September 30, 2014, as previously filed electronically with the SEC:

Eaton Vance AMT-Free Municipal Income Fund
(Accession No. 0001193125-14-425066)

Eaton Vance California Municipal Income Fund
Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance National Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund
(Accession No. 0001193125-14-424257)

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidelines, if a transaction exposes the Fund to an obligation of another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of either the custodian or the investment adviser with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management, the ability to meet redemption requests, or other current obligations.  The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements, residual interest bonds, and participation in revolving credit facilities.

Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk.   Some ABS may receive prepayments that can change their effective maturities.  Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities.  CDOs and CLOs are typically issued in various classes with varying priorities.  The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests.  In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction.  Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount.  Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons.  In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender.  The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions).  The Fund typically makes any such borrowings pursuant to an umbrella credit facility to which most of the Eaton Vance funds have access.  The Fund’s ability to borrow under the credit facility is subject to its terms and conditions, which in some cases may limit the Fund’s ability to borrow under the facility.  The credit facility is subject to an annual renewal, which cannot be assured.  If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs.  Borrowings involve additional expense to the Fund.

Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds); or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010.  As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Obligations

Issuers of obligations may reserve the right to call (redeem) the obligations. If an issuer redeems an obligation with a call right during a time of declining interest rates, the holder of the obligation may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some obligations may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances an obligation’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the obligation would be subject to the longer maturity of the obligation, which could experience substantially more volatility.  Obligations with a “put” or “demand” feature are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because they can be retained if interest rates decline.

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities.  See “U.S. Government Securities” below. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty.  These securities may be subject to federal income, state income and/or other taxes.  Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund (such as Eaton Vance Cash Reserves Fund, LLC, which is managed by Eaton Vance) or unaffiliated money market fund.

Collateralized Mortgage Obligations (“CMOs”)

CMOs are backed by a pool of mortgages or mortgage loans.  The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities.  Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages.  CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches.  CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages.  Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis.  Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes.  CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal.  The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Commodity-Related Investments

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities.  The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.   A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities.  Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.  With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Certain convertible securities may include loss absorption characteristics that make the securities more equity-like.  This is particularly true in the financial services sector.  While loss absorption language is relatively rare in the convertible securities markets today, it may become more prevalent.  One convertible security with loss absorption characteristics is the contingent convertible security (sometimes referred to as a “CoCo”).  These securities provide for mandatory conversion into common stock of the issuer under certain circumstances.  The mandatory conversion might be automatically triggered for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support.  Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy.  In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date.  In another version of a security with loss absorption characteristics, the liquidation value of the security may be adjusted downward to below the original par value under certain circumstances similar to those that would trigger a CoCo.  The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company.  In certain versions of the instruments, the notes will write down to zero under certain circumstances and investors could lose everything, even as the issuer remains in business.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles.  Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.  The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available.  Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Cyber Security Risk

With the increased use of technologies by Fund service providers, such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s investment adviser or administrator, principal underwriter and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has an established business continuity plan in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plan and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument.  Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks.  Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”).  Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks.  Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset.  Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets.  To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments.   Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  There can be no assurance that the use of derivative instruments will benefit the Fund.

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a dividend capture trade, the Fund sells a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold.  The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.  The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets.  Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries.  There can be no assurance that repatriation of income, gain or initial capital from these countries will occur.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

 Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities.  The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets.  As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Equity Investments

Equity investments include common and preferred stocks (see “Preferred Securities”); depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred securities and other convertible debt instruments; and rights and warrants.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Equity Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Equity linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock.  These securities are used for many of the same purposes as derivative instruments and share many of the same risks.  Equity linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Events Regarding FNMA and FHLMC

The value of FNMA and FHLMC securities fell sharply in 2008 due to concerns that these agencies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury Department announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In connection with the conservatorship, the U.S. Treasury Department entered into Senior Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that the liabilities of FNMA and FHLMC have exceeded their assets under generally accepted accounting principles, the U.S. Treasury Department will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the MBS issued by FNMA and FHLMC. On February 18, 2009, the U.S. Treasury Department announced that it was doubling the size of its commitment to each of FNMA and FHLMC under the Senior Preferred Stock Program to $200 billion.  The U.S. Treasury Department’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per entity.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.  The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA and FHLMC’s ability to meet its obligations.  FHFA has indicated that the conservatorship of each entity will end when the director of FHFA determines that FHFA’s plan to restore the entity to a safe and solvent condition has been completed.  No assurance can be given that the U.S. Treasury Department initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.   The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility.  Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.  Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Fixed-Income Securities

Fixed-income securities are used by issuers to borrow money. Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity.  The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation.  Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired.  The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents).  While typically paying a fixed rate of income, preferred securities may be considered to be equity securities for purposes of the Fund’s investment restrictions.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein).  Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations.  In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts.  Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.  Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States.  Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt.  Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable.  The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories.  The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk.  Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.

Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Exchange Contracts

See also “Derivative Instruments and Related Risks” herein.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded.  NDFs may also be used to gain or hedge exposure to gold.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein.  Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.  These instruments are traded in the OTC market.

Fund Investing in a Portfolio

The Board may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Futures Contracts

See also “Derivative Instruments and Related Risks” herein.  Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset.  Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin).  Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.  A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Global Natural Resources Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in global natural resources companies.
Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.
High Yield Securities

High yield securities (commonly referred to as “junk bonds”) are considered to be of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk.  High yield securities may be subject to higher risk and include certain corporate debt obligations, higher yielding preferred securities and mortgage-related securities, and securities convertible into the foregoing.  They are regarded as predominantly speculative with respect to the entity’s continuing ability to meet principal and interest payments.  Also, their yields and market values may fluctuate more than higher rated securities.  Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value.  The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful.  Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.  Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4 (a) (2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4 (a) (2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.  Where registration is required, a considerable period of time may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities.  The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Indexed Securities

See also “Derivative Instruments and Related Risks” herein.  Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.  Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.  The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation.  However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields.  In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.  The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal.  Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investments in the Subsidiary

The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director affiliated with Eaton Vance. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans

Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower.  Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation.  Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.
Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein.  The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price.  Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the Prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $ 2.315 billion through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.80 % on its outstanding borrowings for the administration of the program and an annual fee of either 0.15 % or 0.25 % on the total commitment amount depending on the amount of outstanding borrowings, as well as interest on advances under the program.

Loans

Loans may be primary, direct investments or investments in loan assignments or participation interests.  A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor.  However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor.  Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”).  In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Loan investments may be made at par or at a discount or premium to par.  The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind.  In connection with transactions in loans, the Fund may be subject to facility or other fees.  Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated.  During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower.  In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.  Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan.  In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower.  Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment.  This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.  The base lending rate usually is the London Interbank Offered Rate (“LIBOR”), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits.

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment.  The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans.  In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower.  Representatives of the Fund also may join creditor or similar committees relating to loans.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans, making them illiquid. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.
Master Limited Partnerships (“MLPs”)

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder.  MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines.  In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.  Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently three types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement.  Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

 FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.  See also “Events Regarding FNMA and FHLMC” herein.

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate.  Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS is purchased at a premium above its par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS.  The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund.  The use of mortgage dollar rolls is a speculative technique involving leverage.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Fund will enter into only covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Municipal Lease Obligations (“MLOs”)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance.  MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities.  Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The investment adviser will consider an MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical ratings organization or is insured by an insurer rated investment grade.  If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid.  In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities.  Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate.  Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.  Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax (“AMT”): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.  Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.  The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.  Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels.   A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status.  There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment.  The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests.  There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector.  Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector.  As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Operational Risk

The investment adviser and the Fund’s other service providers may experience disruptions or operating errors that could negatively impact the Fund. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund's in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The investment adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the investment adviser or the other Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Option Contracts

See also “Derivative Instruments and Related Risks” herein.  An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument).  Options may be listed on an exchange or traded in the OTC market.  In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. OTC options also involve greater liquidity risk.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.  Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options.  Options on futures contracts are discussed herein under “Futures Contracts.”

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date.  There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  The Fund may also buy and write call options on the same reference instrument to cover its obligations.  Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close.  In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise.  Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option.  Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Option Strategy

The Fund implements the Option Strategy or Enhancement Strategy, as further described under “Investment Objective & Principal Policies and Risks” in the Prospectus, whereby it writes a series of call and put option spread combinations on the S&P 500 Composite Stock Price Index (S&P 500 Index) and/or a proxy for the S&P 500 Index (such as SPDR Trust Series I units (SPDRs)).

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Participation in the ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion.  While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.  For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds .. Such fee is allocated among a fund’s share classes based on relative net assets.  ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s investment objective, policies or anticipated performance.  In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Class I or Institutional Class shares (or, if applicable Class A or Investor Class shares) at net asset value and will not be subject to any sales charge (in the case of Class A shares), investment minimum or redemption fee applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption-in-kind policies described under “Redeeming Shares” in the Prospectus.  Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round-trips within 90 days limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders.  To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Pooled Investment Vehicles

The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange.  The demand for a closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value.  The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders.  The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities − excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund's portfolio holdings.  The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.

Preferred Securities

Preferred securities represent an equity ownership interest in the issuing corporation that has a higher claim on the assets and earnings than common stock. Preferred securities generally have a dividend that must be paid out before dividends to common stockholders and the shares usually do not have voting rights.  Preferred securities involve credit risk, which is the risk that a preferred security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status.   A company’s preferred securities generally pay dividends only after the company makes the required payments to holders of its bonds and other debt instruments. As a result, the value of preferred securities may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.  Preferred securities may be convertible to common stock in some cases.  While a part of an issuer’s equity structure, preferred securities may be deemed to be fixed-income securities for purposes of the Fund’s investment restrictions.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Real Estate Investment Trusts (“REITs”)

Securities of companies in the real estate industry, such as REITs, are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price.  In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Residual Interest Bonds

The Fund may invest in residual interest bonds in a trust that holds municipal securities. The interest rate payable on a residual interest bond bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule with respect to covered funds in place prior to December 31, 2013 is July 21, 2016. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs as presently structured and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Fund. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of income.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.  In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund.  Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage.  Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Rights and Warrants

See also “Derivative Instruments and Related Risks” herein.  A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless.  (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Royalty Bonds	To the extent described in the Prospectus, the Fund may invest in royalty bonds.
Securities Lending

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser.  These loans earn income and are collateralized by cash, securities or letters of credit.  The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan.  When the loan is closed, the lender is obligated to return the collateral to the borrower.  The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan.  The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.  See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar-denominated money market instruments.  The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Although not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that Cash Collateral Fund will be able to maintain a stable net asset value and the Fund could experience a loss of its invested collateral.  Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations, including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.  As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Securities with Equity and Debt Characteristics

Securities may have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  If these securities are ranked at the bottom of an issuer’s debt capital structure, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

Senior Loans

Senior Loans are loans that are senior in repayment priority to other debt of the borrower.  Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates.  Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral.  A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.  Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.  Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration.  In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower.  The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower.  It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent.  A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons, similar risks may arise.

Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative.  The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation.  In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities.  In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

For Floating Rate Portfolio, Senior Portfolio and VT Floating-Rate Income Fund only: The Fund will acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality ..

For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.
Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered.  In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost.  In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant.  The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.  Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Structured Notes

See also “Derivative Instruments and Related Risks” herein.  Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements

See also “Derivative Instruments and Related Risks” herein.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).  Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser's ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments.  Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days.  The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).  Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future.  If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

The swaps market was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.

Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, uncleared OTC swaps will be subject to regulatory collateral requirements that could adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments could cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund, and the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to value or trade. However, it is expected that swap dealers, major market participants, and swap counterparties will experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules to be promulgated may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of the legislation, and the new requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.

Swap agreements include (but are not limited to):

Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Credit Default Swaps.  Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.  The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement.  The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps.  Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis.  If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.  The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis.  Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Swaptions

See also “Derivative Instruments and Related Risks” herein.  A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities that are treated differently for federal income tax purposes: price appreciation, distributions of qualified dividend income, distributions of other investment income, and distributions of realized short-term and long-term capital gains. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income.  Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 20%. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities.  Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities.  The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.  For additional information about Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, see “Events Regarding FNMA and FHLMC” herein.

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Utility and Financial Service Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in utility and/or financial services companies.
Variable Rate Obligations

Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.  The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

APPENDIX A

Class A Fees, Performance and Ownership

Sales Charges and Distribution and Service Fees.  For the fiscal year ended September 30, 2014 , the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries.  Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
AMT-Free	$109,871	$94,557	$15,314	$9,000	$535,193	$500,744
California	89,432	79,208	10,224	0	315,425	292,154
Massachusetts	124,782	103,481	21,301	0	230,269	212,313
National	1,321,241	1,148,843	172,398	13,000	5,184,942	4,659,580
New York	546,022	472,202	73,820	100	463,248	412,586
Ohio	149,259	122,179	27,080	0	268,849	247,891

For the fiscal years ended September 30, 2013 and September 30, 2012 , the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries.

Fund	September 30, 2013 Total Sales Charges Paid	September 30, 2013 Sales Charges to Principal Underwriter	September 30, 2012 Total Sales Charges Paid	September 30, 2012 Sales Charges to Principal Underwriter
AMT-Free	$225,235	$31,454	$254,780*	$28,164*
California	185,636	30,241	193,687	33,294
Massachusetts	166,559	26,369	199,390	31,130
National	2,665,593	374,768	3,807,180	552,669
New York	328,181	54,357	443,356	72,813
Ohio	249,398	40,249	343,326	56,757

*    For the nine months ended September 30, 2012.

Performance Information.  The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

AMT-Free Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	12.63%	5.09%	4.28%
Before Taxes and Including Maximum Sales Charge	7.31%	4.06%	3.78%
After Taxes on Distributions and Excluding Maximum Sales Charge	12.63%	5.08%	4.28%
After Taxes on Distributions and Including Maximum Sales Charge	7.31%	4.06%	3.78%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	9.15%	4.95%	4.32%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	6.05%	4.13%	3.90%

California Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	11.07%	4.86%	4.05%
Before Taxes and Including Maximum Sales Charge	5.77%	3.84%	3.55%
After Taxes on Distributions and Excluding Maximum Sales Charge	11.08%	4.86%	4.01%
After Taxes on Distributions and Including Maximum Sales Charge	5.78%	3.84%	3.51%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	8.08%	4.70%	4.09%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	4.99%	3.88%	3.67%

Massachusetts Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	10.86%	4.97%	3.95%
Before Taxes and Including Maximum Sales Charge	5.56%	3.96%	3.45%
After Taxes on Distributions and Excluding Maximum Sales Charge	10.82%	4.95%	3.94%
After Taxes on Distributions and Including Maximum Sales Charge	5.52%	3.94%	3.44%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	7.93%	4.78%	4.01%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	4.84%	3.97%	3.59%

National Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	12.89%	4.89%	4.19%
Before Taxes and Including Maximum Sales Charge	7.50%	3.88%	3.69%
After Taxes on Distributions and Excluding Maximum Sales Charge	12.84%	4.85%	4.17%
After Taxes on Distributions and Including Maximum Sales Charge	7.45%	3.84%	3.67%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	9.44%	4.88%	4.33%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	6.29%	4.06%	3.91%

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

New York Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	11.02%	5.37%	4.16%
Before Taxes and Including Maximum Sales Charge	5.79%	4.36%	3.65%
After Taxes on Distributions and Excluding Maximum Sales Charge	11.02%	5.37%	4.12%
After Taxes on Distributions and Including Maximum Sales Charge	5.80%	4.36%	3.61%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	8.09%	5.15%	4.19%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	5.05%	4.33%	3.77%

Ohio Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	11.19%	4.25%	4.40%
Before Taxes and Including Maximum Sales Charge	5.89%	3.23%	3.89%
After Taxes on Distributions and Excluding Maximum Sales Charge	11.20%	4.25%	4.40%
After Taxes on Distributions and Including Maximum Sales Charge	5.90%	3.23%	3.89%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	8.22%	4.21%	4.38%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	5.13%	3.40%	3.95%

Control Persons and Principal Holders of Securities.  At January 1, 2015 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

AMT-Free Fund	National Financial Services LLC	Jersey City, NJ	12.0%
	First Clearing LLC	St. Louis, MO	11.8%
	Charles Schwab & Co. Inc.	San Francisco, CA	11.4%
	Pershing LLC	Jersey City, NJ	8.7%
	American Enterprise Investment Services	Minneapolis, MN	7.4$
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.3%
	UBS WM USA	Weekawken, NJ	7.2%
	Morgan Stanley Smith Barney	Jersey City, NJ	7.0%
	LPL Financial	San Diego, CA	5.8%
	Raymond James Omnibus for Mutual Funds House	St. Petersburg, FL	5.4%
California Fund	Morgan Stanley Smith Barney	Jersey City, NJ	18.7%
	First Clearing LLC	St. Louis, MO	16.5%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	12.3%
	UBS WM USA	Weekawken, NJ	7.7%

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Massachusetts Fund	National Financial Services LLC	Jersey City, NJ	10.9%
	First Clearing LLC	St. Louis, MO	10.9%
	Pershing LLC	Jersey City, NJ	10.8%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	9.7%
	Morgan Stanley Smith Barney	Jersey City, NJ	9.3%
	UBS WM USA	Weekawken, NJ	7.8%
National Fund	First Clearing LLC	St. Louis, MO	14.7%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	10.8%
	Morgan Stanley Smith Barney	Jersey City, NJ	9.5%
	National Financial Services LLC	Jersey City, NJ	8.9%
	American Enterprise Investment Services	Minneapolis, MN	7.9%
	Pershing LLC	Jersey City, NJ	6.8%
	UBS WM USA	Weekawken, NJ	5.5%
New York Fund	Morgan Stanley Smith Barney	Jersey City, NJ	14.7%
	Pershing LLC	Jersey City, NJ	9.9%
	First Clearing LLC	St. Louis, MO	9.6%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	6.7%
	National Financial Services LLC	Jersey City, NJ	6.6%
	American Enterprise Investment Services	Minneapolis, MN	6.0%
	J.P. Morgan Clearing Corp.	Brooklyn, NY	5.2%
Ohio Fund	National Financial Services LLC	Jersey City, NJ	21.3%
	First Clearing LLC	St. Louis, MO	11.5%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	9.1%
	Morgan Stanley Smith Barney	Jersey City, NJ	7.5%
	Edward D. Jones and Co.	St. Louis, MO	5.9%
	Pershing LLC	Jersey City, NJ	5.4%
	American Enterprise Investment Services	Minneapolis, MN	5.1%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

APPENDIX B

Class B Fees, Performance and Ownership

Distribution and Service Fees.  For the fiscal year ended September 30, 2014, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) service fees paid under the Distribution Plan, and (5) service fees paid to financial intermediaries.  The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Commission Paid by Principal Underwriter to Financial Intermediaries	Distribution Fee Paid to Principal Underwriter	CDSC Paid to Principal Underwriter	Service Fees	Service Fees Paid to Financial Intermediaries
AMT-Free	$0	$16,441	$3,000	$5,480	$5,218
National	-485*	370,109	68,000	123,370	118,949
New York	41,617	36,971	2,700	9,859	11,014
* Negative balance is a result of a prior period adjustment.

Performance Information.  The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

AMT-Free Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	11.73%	4.31%	3.53%
Before Taxes and Including Maximum Sales Charge	6.73%	3.97%	3.53%
After Taxes on Distributions and Excluding Maximum Sales Charge	11.73%	4.31%	3.53%
After Taxes on Distributions and Including Maximum Sales Charge	6.73%	3.97%	3.53%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	8.30%	4.18%	3.57%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	5.47%	3.92%	3.57%

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

National Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	12.06%	4.10%	3.44%
Before Taxes and Including Maximum Sales Charge	7.06%	3.76%	3.44%
After Taxes on Distributions and Excluding Maximum Sales Charge	12.02%	4.07%	3.42%
After Taxes on Distributions and Including Maximum Sales Charge	7.02%	3.73%	3.42%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	8.63%	4.11%	3.59%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	5.80%	3.85%	3.59%

New York Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	10.19%	4.58%	3.40%
Before Taxes and Including Maximum Sales Charge	5.19%	4.24%	3.40%
After Taxes on Distributions and Excluding Maximum Sales Charge	10.19%	4.57%	3.37%
After Taxes on Distributions and Including Maximum Sales Charge	5.19%	4.23%	3.37%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	7.27%	4.36%	3.45%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	4.44%	4.10%	3.45%

Control Persons and Principal Holders of Securities.  At January 1, 2015, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

AMT-Free	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	30.3%
	First Clearing LLC	St. Louis, MO	26.5%
	National Financial Services LLC	Jersey City, NJ	14.4%
	Pershing LLC	Jersey City, NJ	6.6%
	Edward D. Jones and Co.	St. Louis, MO	5.1%
National	First Clearing LLC	St. Louis, MO	32.9%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	15.1%
	Pershing LLC	Jersey City, NJ	10.7%
	National Financial Services LLC	Jersey City, NJ	10.1%
New York	First Clearing LLC	St. Louis, MO	37.6%
	Pershing LLC	Jersey City, NJ	18.4%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	17.5%
	National Financial Services LLC	Jersey City, NJ	9.9%

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

APPENDIX C

Class C Fees, Performance and Ownership

Distribution and Service Fees.  For the fiscal year ended September 30, 2014 , the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) service fees paid under the Distribution Plan, and (5) service fees paid to financial intermediaries.  The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Commission Paid by Principal Underwriter to Financial Intermediaries	Distribution Fee Paid to Principal Underwriter	CDSC Paid to Principal Underwriter	Service Fees	Service Fees Paid to Financial Intermediaries
AMT-Free	$284,401	$286,479	$2,000	$95,493	$90,066
California	74,464	78,235	100	26,079	24,821
Massachusetts	140,197	136,999	1,200	36,533	37,078
National	4,610,316	4,778,382	32,000	1,592,794	1,536,772
New York	347,468	321,973	4,300	85,859	103,323
Ohio	150,827	148,193	4,100	39,518	39,852

Performance Information.  The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000.  Total return for the period prior to the date this Class of each Fund was first offered, reflects the total return of Class B, adjusted to reflect the Class C CDSC.  The Class C total return has not been adjusted to reflect certain other expenses (such as distribution and service fees).  If such adjustments were made, the Class C total return would be different.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

AMT-Free Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	11.84%	4.31%	3.54%
Before Taxes and Including Maximum Sales Charge	10.84%	4.31%	3.54%
After Taxes on Distributions and Excluding Maximum Sales Charge	11.84%	4.31%	3.54%
After Taxes on Distributions and Including Maximum Sales Charge	10.84%	4.31%	3.54%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	8.36%	4.18%	3.58%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	7.79%	4.18%	3.58%
Class C commenced operations May 2, 2006.

California Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	10.23%	4.09%	3.28%
Before Taxes and Including Maximum Sales Charge	9.23%	4.09%	3.28%
After Taxes on Distributions and Excluding Maximum Sales Charge	10.24%	4.09%	3.24%
After Taxes on Distributions and Including Maximum Sales Charge	9.24%	4.09%	3.24%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	7.26%	3.93%	3.33%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	6.69%	3.93%	3.33%

Massachusetts Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	10.04%	4.17%	3.20%
Before Taxes and Including Maximum Sales Charge	9.04%	4.17%	3.20%
After Taxes on Distributions and Excluding Maximum Sales Charge	10.01%	4.15%	3.19%
After Taxes on Distributions and Including Maximum Sales Charge	9.01%	4.15%	3.19%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	7.13%	3.99%	3.27%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	6.56%	3.99%	3.27%
Class C commenced operations May 2, 2006.

National Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	12.06%	4.10%	3.42%
Before Taxes and Including Maximum Sales Charge	11.06%	4.10%	3.42%
After Taxes on Distributions and Excluding Maximum Sales Charge	12.02%	4.01%	3.38%
After Taxes on Distributions and Including Maximum Sales Charge	11.02%	4.01%	3.38%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	8.63%	4.05%	3.55%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	8.07%	4.05%	3.55%

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

New York Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	10.08%	4.58%	3.39%
Before Taxes and Including Maximum Sales Charge	9.08%	4.58%	3.39%
After Taxes on Distributions and Excluding Maximum Sales Charge	10.08%	4.57%	3.35%
After Taxes on Distributions and Including Maximum Sales Charge	9.08%	4.57%	3.35%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	7.20%	4.36%	3.44%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	6.64%	4.36%	3.44%

Ohio Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	10.24%	3.45%	3.65%
Before Taxes and Including Maximum Sales Charge	9.24%	3.45%	3.65%
After Taxes on Distributions and Excluding Maximum Sales Charge	10.25%	3.46%	3.64%
After Taxes on Distributions and Including Maximum Sales Charge	9.25%	3.46%	3.64%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	7.33%	3.42%	3.62%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	6.77%	3.42%	3.62%
Class C commenced operations February 3, 2006.

Control Persons and Principal Holders of Securities.  At January 1, 2015 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

AMT-Free	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	21.9%
	Morgan Stanley Smith Barney	Jersey City, NJ	15.8%
	First Clearing LLC	St. Louis, MO	12.3%
	UBS WM USA	Weekawken, NJ	10.3%
	Charles Schwab & Co. Inc.	San Francisco, CA	8.2%
	National Financial Services LLC	Jersey City, NJ	5.8%
	Pershing LLC	Jersey City, NJ	5.2%
	American Enterprise Investment Services	Minneapolis, MN	5.2%
California	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	30.3%
	First Clearing LLC	St. Louis, MO	23.4%
	Morgan Stanley Smith Barney	Jersey City, NJ	16.3%
	UBS WM USA	Weekawken, NJ	7.9%

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Massachusetts	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	19.2%
	Pershing LLC	Jersey City, NJ	17.5%
	Morgan Stanley Smith Barney	Jersey City, NJ	12.2%
	National Financial Services LLC	Jersey City, NJ	11.6%
	LPL Financial	San Diego, CA	10.8%
	First Clearing LLC	St. Louis, MO	7.0%
National	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	20.7%
	First Clearing LLC	St. Louis, MO	16.2%
	Morgan Stanley Smith Barney	Jersey City, NJ	10.3%
	UBS WM USA	Weekawken, NJ	9.2%
	Pershing LLC	Jersey City, NJ	5.8%
	National Financial Services LLC	Jersey City, NJ	5.1%
	LPL Financial	San Diego, CA	5.1%
New York	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	21.9%
	Pershing LLC	Jersey City, NJ	14.5%
	Morgan Stanley Smith Barney	Jersey City, NJ	12.4%
	UBS WM USA	Weekawken, NJ	12.5%
	First Clearing LLC	St. Louis, MO	11.9%
Ohio	National Financial Services LLC	Jersey City, NJ	25.0%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	18.4%
	Pershing LLC	Jersey City, NJ	10.5%
	UBS WM USA	Weekawken, NJ	9.6%
	First Clearing LLC	St. Louis, MO	7.3%

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

APPENDIX D

Class I Performance & Ownership

The Trustees of the Trust have determined that Class I shares of the Massachusetts Fund shall only be available to employees of Eaton Vance Corp. (and its affiliates, including subsidiaries), clients of Eaton Vance Corp. (and its affiliates, including subsidiaries) and certain institutional investors. The Massachusetts Fund and/or the principal underwriter reserve the right to permit purchases by other than affiliates, subsidiaries or clients of Eaton Vance Corp.

Performance Information.  The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000.  Total return for the period prior to the date this Class of each Fund was first offered, reflects the total return of the    Fund's Class A shares in the case of the California Fund, Massachusetts Fund and Ohio Fund and Class B shares in the case of the National Fund and New York Fund.  The total return shown below has not been adjusted to reflect Fund expenses (such as distribution and/or service fees).  If such an adjustment was made, the total return of this Class would be different.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

AMT-Free Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	12.99%	5.37%	4.55%
After Taxes on Distributions	12.99%	5.37%	4.55%
After Taxes on Distributions and Redemption	9.47%	5.23%	4.58%

California Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	11.33%	5.12%	4.23%
After Taxes on Distributions	11.35%	5.12%	4.19%
After Taxes on Distributions and Redemption	8.35%	4.95%	4.26%
Class I commenced operations March 3, 2008

Massachusetts Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	11.09%	5.18%	4.19%
After Taxes on Distributions	11.05%	5.16%	4.18%
After Taxes on Distributions and Redemption	8.15%	4.99%	4.25%

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

National Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	13.17%	5.17%	4.46%
After Taxes on Distributions	13.11%	5.13%	4.43%
After Taxes on Distributions and Redemption	9.71%	5.15%	4.59%

New York Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	11.24%	5.58%	4.29%
After Taxes on Distributions	11.24%	5.57%	4.25%
After Taxes on Distributions and Redemption	8.31%	5.35%	4.32%
Class I commenced operations March 3, 2008

Ohio Fund	Length of Period Ended September 30, 2014
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	11.28%	4.41%	4.48%
After Taxes on Distributions	11.29%	4.41%	4.48%
After Taxes on Distributions and Redemption	8.36%	4.37%	4.46%
Class I commenced operations August 3, 2010

Control Persons and Principal Holders of Securities.  At January 1, 2015 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

AMT-Free	Charles Schwab & Co. Inc.	San Francisco, CA	16.3%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	14.7%
	First Clearing LLC	Jacksonville, FL	13.6%
	National Financial Services LLC	Jersey City, NJ	9.9%
	UBS WM USA	Weekawken, NJ	8.1%
	Morgan Stanley Smith Barney	Jersey City, NJ	5.9%
California	UBS WM USA	Weekawken, NJ	21.5%
	First Clearing LLC	Jacksonville, FL	15.8%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	6.0%
	Morgan Stanley Smith Barney	Jersey City, NJ	5.4%
Massachusetts	National Financial Services LLC	Jersey City, NJ	28.1%
	UBS WM USA	Weekawken, NJ	15.9%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	13.1%
	Pershing LLC	Jersey City, NJ	7.4%
	Morgan Stanley Smith Barney	Jersey City, NJ	5.9%
	SEI Private Trust Company c/o State Street Bank & Trust	Oaks, PA	5.1%

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

National	LPL Financial	San Diego, CA	35.6%
	UBS WM USA	Weekawken, NJ	12.3%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	11.0%
	First Clearing LLC	Jacksonville, FL	8.9%
	Morgan Stanley Smith Barney	Jersey City, NJ	5.7%
	National Financial Services LLC	Jersey City, NJ	5.5%
New York	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	26.2%
	Pershing LLC	Jersey City, NJ	12.9%
	Morgan Stanley Smith Barney	Jersey City, NJ	11.4%
	UBS WM USA	Weekawken, NJ	10.6%
	First Clearing LLC	Jacksonville, FL	10.6%
	LPL Financial	San Diego, CA	7.4%
	National Financial Services LLC	Jersey City, NJ	7.1%
Ohio	UBS WM USA	Weekawken, NJ	30.0%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	22.1%
	First Clearing LLC	Jacksonville, FL	17.3%
	Morgan Stanley Smith Barney	Jersey City, NJ	16.8%

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

APPENDIX E

STATE SPECIFIC INFORMATION

Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of a Fund’s policy of concentrating its investments in particular state issuers.  Such information supplements the information in the prospectus.  Information is also included below about U.S. territories in which a Fund may invest.  It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state.  The Trust has not independently verified this information.

The bond ratings provided in this SAI are current as of the date of the SAI.  The following describes economic conditions which may not continue and could change materially.  There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.  Unless stated otherwise, the ratings indicated are for obligations of the state.  A state’s political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

CALIFORNIA

Population and Economy of the State

The State of California (the “State” or “California”) is by far the most populous state in the nation, over 48 percent larger than the second-ranked state, according to the 2010 U.S. Census.   The 2013 estimate of the State’s population is 38.2 million , which is 12 percent of the total U.S. population.

California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services.  The relative proportion of the various components of the California economy closely resembles the make-up of the national economy ..  The California economy is experiencing a gradual and broadening recovery from the recent recession ..  Continued growth in the high-technology sector, international trade and tourism are being supplemented by better residential construction and real estate conditions.

The U.S. economy is in its sixth year of expansion from the recession that officially ended in 2009.  Strengthening demand is driving the current U.S. expansion, and this has had positive implications for state and local budgets.  The unemployment rate has fallen, even though long-term unemployment (those unemployed for 27 weeks or more) remains elevated. In the past four years, more than 1.3 million new jobs have been created in the State. The State’s unemployment rate in November 2014 (seasonally adjusted) was 7.2%, compared to 5.8% nationally.

Though housing prices have strengthened considerably, the housing recovery has had many unusual features.  The median house price in California has risen sharply since 2012; over the 12 months ending in May 2014, the median price increased over 15 percent.  Despite these substantial price increases, residential building permits have not increased substantially. It appears possible that California residential construction activity in 2014 will be below the level in 2013. If these trends continue, they could result in meaningful changes in the California economy - some negative and some positive - affecting construction employment, sales, taxes, property taxes, income taxes, population growth and housing affordability.

Recent State Budget Issues

Budget deficits have recurred from year-to-year for over a decade prior to the 2013-14 fiscal year.  Weakness in the State economy caused State tax revenues to decline precipitously, resulting in large budget gaps and cash shortfalls.  In addition to the recent economic downturn, California’s chronic budget crises are also a result of State spending commitments funded by temporary spikes in revenues.  Once revenues return to their normal trend or drop precipitously, these commitments cannot be sustained, and dramatic cuts to programs and/or tax increases sometimes have been required.  Budgets also have repeatedly been balanced using, at least in part, unrealized assumptions and one-time or temporary measures.

California’s budget challenges have been exacerbated by a “wall of debt,” which is an unprecedented level of debt, deferrals and budgetary obligations that have accumulated for over a decade.   At the end of the 2010-11 fiscal year, “wall of debt” obligations had reached $34.7 billion.  In addition, the State faces hundreds of billions of dollars in other long-term cost pressures, debts and liabilities.    As a result, the State has been paying for past expenses and will do so for the foreseeable future.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

As the State’s economy has recovered , the State has paid down some of its debt and has addressed some long-standing problems - such as implementing a plan to reduce shortfalls in teacher pensions and commitments to improve the State’s water system.

The passage of Proposition 2 in November 2014 gives the State a means to seek to avoid repeating the prior boom-and-bust cycles.  Under Proposition 2, spikes in capital gains will be used, in part, to save money for the next recession and to pay down the State’s debts and liabilities.  Capital gain revenues above 8 percent of General Fund tax revenue are required to be deposited into a rainy day fund, up to 10 percent of General Fund revenue.  The Proposition also sets requirements as to how money in the rainy day fund is used and requires that the State provide multi-year budget forecasts to help better manage the State’s longer term finances. Yet maintaining a balanced budget for the long-term will continue to be an ongoing challenge.

The discussion below of the fiscal year 2014-15 budget and the proposed 2015-16 budget is based on estimates and projections of revenues and expenditures by the Governor’s administration, and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in California and the nation, and there can be no assurance that the estimates will be achieved.

Governor’s Proposed State Budget for Fiscal Year 2015-16

The Governor’s proposed 2015-16 budget was released on January 9, 2015.  The budget assumes continued moderate expansion of the economy.  Revenue growth is estimated to increase due to the State’s personal income tax, which is expected to increase by 4.9 percent compared to the prior fiscal year to $75.2 billion, higher capital gains and higher tax receipts from wages.  The budget also expects a 7.4 percent revenue increase in the sales-and-use tax to an estimated $25.2 billion.  The proposed $113.3 billion general fund budget is an 1.4 percent increase from the prior fiscal year.  The proposed budget includes sending of $45.5 billion from special funds and $5.9 billion from bond funds, for total spending of $164.7 billion. There is limited growth in program spending, as a variety of the increase is for one-time factors such as paying down prior debts and liabilities.  In addition, the General Fund will end the 2015-16 fiscal year with $3.4 billion in reserves, which includes $2.8 billion in the State’s rainy-day savings fund pursuant to Proposition 2.

The proposed budget projects that the 2014-15 fiscal year will end with higher revenues than estimated in the 2014 Budget.  The California Legislative Analyst’s Office (“LAO”) has concluded that it is likely that the State will collect $3 to 4 billion more than what was projected in the 2014 Budget.  All or most of this revenue will go to schools and community colleges.  The resulting increase in school spending, however, presents a potential challenge for future budgets.

The State has $227 billion in long-term costs, debts and liabilities.  The vast majority of these liabilities ($222 billion) are retirement-related costs of State and University of California employees.  For the next 15 years, Proposition 2 provides a dedicated funding source to help address these liabilities, but that funding alone will not eliminate the liabilities.  In addition, $66 billion in deferred maintenance on the State’s infrastructure has been identified.  An additional $1.2 billion would be set aside to pay off budgetary debts.

The Governor also proposes to pay off the State government’s retiree health liabilities over the next few decades. The LAO states that if such proposal is fully funded, it addresses the last of the State’s large unaddressed liabilities, which, in the long run, would significantly lower States costs, affording future generations more flexibility in public budgeting.

Despite the recent budgetary improvements, there remain a number of risks that threaten the State’s fiscal condition, including the need to repay billions of dollars of obligations that were deferred to balance budgets during the economic downturn.  In addition, California’s revenues (particularly the personal income tax) can be volatile and correlate to overall economic conditions.  Sudden tax revenue declines may return with little warning.  The budget proposal also faces potential pressure from the State’s legislature to increase spending.

Fiscal Year 2014-15 State Budget

The 2014-15 budget was enacted on June 20, 2014 (the “2014 Budget”) and, as with the 2013 Budget, provides for a multi-year General Fund plan that is balanced.  The 2014 Budget also proposed a rainy day fund, addressed the CalSTRS unfunded liabilities and proposed to pay down a substantial portion of budgetary debt from prior years.

The 2014 Budget assumed total State spending of $152.3 billion, an increase of 8.6 percent over the revised totals for 2013-14.  Bond spending was projected to decline by 53 percent in 2014-15.  The 2014 Budget also assumed that the State would enter the 2014-15 fiscal year with a balance of $3.9 billion and have revenues of $105 billion.  The 2014 Budget estimated

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

that the 2014 fiscal year would end with a surplus of $1.6 billion, which would be deposited into a budget stabilization account/rainy day fund.

The LAO stated that the 2014 Budget largely aligns with the LAO’s recommendation that the State begin preparations for its next budget downturn by building reserves and paying down debts, as well as begin efforts to address the State’s large retirement and other liabilities.  The LAO stated that with this approach, the State will improve its chances of managing the next significant State revenue downturn with little in the way of the drastic budget cuts required in the last few recessions.

The 2014 Budget proposed to pay down more than $10 billion of the State’s “wall of debt.”  Beyond the “wall of debt,” the State faced more than $300 billion in retirement, deferred maintenance and other long-term liabilities.

The 2014 Budget proposed to shore up the retirement liabilities of CalSTRS.  In its 101-year history, CalSTRS has rarely been adequately funded (meaning that expected contributions and investment returns are equal to expected pension payouts).  Barring State action, it was estimated that CalSTRS would run out of money in 33 years.  The 2014 Budget begins a multi-decade plan to eliminate the CalSTRS $74 billion unfunded liability through increased funding by the State, districts and teachers.  The LAO stated that this was a bold proposal, and recommended that the Legislature use the plan as a starting point to adopt a comprehensive, long-term funding program as the costs to address this problem will only grow the longer the State waits.

In addition, the 2014 Budget continued a reinvestment in schools by providing more than $10 billion in new Proposition 98 funding.  The 2014 Budget provided $1,954 more per K-12 student in 2014-15 compared to 2011-12.  The State’s adoption of an expanded Medi-Cal program under the Affordable Care Act is a major new spending commitment; Medi-Cal enrollment is expected to raise from 7.9 million before implementation to 11.5 million in 2014-15, covering about 30 percent of the State’s population.  The 2014 Budget estimated an increase in General Fund Medi-Cal costs by $2.4 billion from the prior fiscal year.

Ratings

As of January 2015 , the following ratings for California general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and Fitch, Inc. (“Fitch):

Fitch	Moody’s	S&P
A-	Aa3	A+

These ratings are among the lowest of any of the 50 states.  These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies.

Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings.  There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

Local Governments

General.  The primary units of local government in California are the 58 counties, which range in population from approximately 1,200 in Alpine County to approximately 10 million in Los Angeles County.  Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas.  There are also 482 incorporated cities in California and thousands of special districts formed for education, utilities, and other services.  Spending and revenues collected by the State or by local government has shifted over the past decades.

The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIIIA to the State Constitution, was approved by California voters in 1978.  Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose ”special taxes“ (those devoted to a specific purpose) without two-thirds voter approval.  Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions.  Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges.  During the recession of the early 1990s, the State Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

to school districts.  However, the State Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

The 2004 Budget Act, related legislation and the enactment of Proposition 1A in 2004 (described below) dramatically changed the State-local fiscal relationship.  These constitutional and statutory changes implemented an agreement negotiated between former Governor Schwarzenegger and local government officials (the ”State-local agreement“) in connection with the 2004 Budget Act.

As part of the State-local agreement, voters in the November 2004 election approved Proposition 1A, which amended the State Constitution to, among other items, reduce the State Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and vehicle license fee (”VLF“) revenues.  This proposition permitted the State to borrow from local government funds.  Proposition 22, adopted on November 2, 2010, supersedes Proposition 1A of 2004 and completely prohibits any future borrowing by the State from local government funds, and generally prohibits the Legislature from making changes in local government funding sources.  Allocation of local transportation funds cannot be changed without an extensive process.

In addition, the 2011 Budget Act realigned the state-local relationship, and shifted approximately $5.6 billion in State program costs to local governments (primarily to counties), and provided a comparable amount of funds to support these new local government commitments.  The programs shifted included health and human services programs (like child welfare services and mental health programs) and criminal justice programs.  The 2011 Budget Act established various formulas to determine how much revenue from state sales tax and state and local VLF revenues is deposited into accounts for local programs, several of which have annual caps on how much funding they can receive.  The 2012 Budget Act continued the shifting of program costs from the State to the local level.

Proposition 26, adopted on November 2, 2010, made it harder for the State to generate revenue from increasing taxes as the proposition expands the definition of ”taxes“ under existing Constitutional provisions. A two-thirds vote of the Legislature is required to approve a tax increase.  After the November 2012 election, the Democrats gained a supermajority in both houses of the State Legislature, giving Democrats a two-third majority needed to pass legislation that increases taxes, as well as override a veto by the Governor.  There is no guarantee that this supermajority will continue.

State of California Finances

The moneys of the State are segregated into the General Fund and over 1,000 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State of California Treasury and is not required by law to be credited to any fund and earnings from the investment of State moneys not allocable to another Fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of California.  The State's major revenue sources are from personal income tax, sales tax, corporation tax, insurance tax and estate tax.

Retirement Liabilities

The State’s retirement programs are projected to have significant and growing unfunded liabilities.  If the State does not take action concerning these liabilities soon, the extra costs needed to retire these unfunded liabilities over the next few decades will likely increase dramatically.  Lower than expected investment returns have been a primary reason for the growth of unfunded pension liabilities in the last decade.  There has also been benefit increases that are implemented retroactively, and demographic and pay changes among employees and retirees.  In addition, the State has very little flexibility under case law to alter benefit and funding arrangements for current employees.  Generally, pension benefit packages, once promised to an employee, cannot be reduced, either retrospectively or prospectively.  The State’s annual required contributions to CalPERS and CalSTRS may need to increase significantly in the future.  In addition, governments typically do not ”pre-fund“ their retiree health liabilities.  This means that future taxpayers may bear a larger cost burden for these benefits.  Unlike pensions, there are no investment returns under this type of funding structure to cover a large portion of benefit costs.

Debt Service

The State uses General Fund revenues to pay debt-service costs for principal and interest payments on two types of bonds used primarily to fund infrastructure – voter-approved general obligations bonds and lease-revenue bonds approved by the Legislature.  The debt service ratio (”DSR“) is the ratio of annual General Fund debt-service costs to annual General Fund revenues and transfers, and is often used as an indicator of the State’s debt burden.  The higher the DSR and the more rapidly it rises, the

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

more closely bond raters, financial analysts and investors tend to look at the State’s debt practices.  Also, higher debt-service expenses limit the use of revenue for other programs.

Over the past decades, the DSR has varied considerably.  In the late 2000s, the DSR grew to 6 percent as large bond measures were approved and State revenues dropped due to a recession.  More recently, the DSR has declined somewhat for a variety of reasons, including rebounding General Fund revenues, refinancing of debt and State policies shifting some State debt costs from the General Fund to special funds, such as transportation.  The LAO estimates that it is likely that the DSR will remain under 6 percent for the next several years.

Constitutional and Statutory Limitations on Taxes and Appropriations; Constraints on the State Budget Process; Future Initiatives

California's fiscal year begins on July 1st and ends on June 30th of the following year. Under California Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the ”Governor's Budget“). State law requires the annual proposed Governor's Budget to provide for projected revenues equal to or in excess of projected expenditures for the ensuing fiscal year. During late spring, usually in May, the Department of Finance submits revised revenue and expenditure estimates (known as the May Revision) for both the current and budget years to the Legislature.

The Budget Act, which follows the May Revision, must be approved by a majority vote of each House of the Legislature. Appropriations also may be included in legislation other than the Budget Act.  With limited exceptions, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or California's Constitution. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

The Balanced Budget Amendment (Proposition 58, approved by the voters in 2004) requires the State to enact a balanced budget, establishes a special reserve in the General Fund, restricts future borrowings to cover budget deficits, and provides for mid-year budget adjustments if the budget falls out of balance.  The State Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage. As a result, the State may, in some cases, have to take more immediate actions to correct budgetary shortfalls.  For example, if, after passage of the Budget Act, the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency and propose legislation to address the emergency.  The State Legislature would be called in to special session to address this proposal. If the State Legislature fails to send legislation to the Governor to address the fiscal emergency within 45 days, it would be prohibited from acting on any other bills or adjourning until fiscal legislation is passed.  The Governor declared several such fiscal emergencies in 2008, 2009, 2010, and 2011, and called the State Legislature into various special sessions to address the budget shortfalls. Proposition 58 also prohibits certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing.  The restriction does not apply to certain other types of borrowing, such as (i) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or (ii) inter-fund borrowings.

In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise California's taxes, have restricted the use of California's General Fund or special fund revenues, or have otherwise limited the Legislature and Governor's discretion in enacting budgets. Examples of constraints on the budget process include Proposition 13 (requiring a two-thirds vote in each House of the Legislature to change California taxes enacted for the purpose of increasing revenues collected), Proposition 98 (requiring a minimum percentage of General Fund revenues be spent on local education), Proposition 49 (requiring expanded California’s funding for before and after school programs), Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues), Proposition 63 (imposing a 1 percent tax surcharge on taxpayers with annual taxable income of more than $1 million in order to fund mental health services and limiting the State Legislature or the Governor from redirecting funds now used for mental health services), Proposition 22 (restricting the ability of the State to use or borrow money from local governments and moneys dedicated to transportation financing, and prohibits the use of excise taxes on motor vehicle fuels to offset General Fund costs of debt service on certain transportation bonds), Proposition 30 (transferring 1.0625 percent of the state sales tax to local governments to fund realignment), and Proposition 39 (requiring corporations to base their state tax liability on sales in California).  Proposition 25 was intended to end delays in the adoption of the annual budget by changing the legislative vote necessary to pass the budget bill from two-thirds to majority vote and requiring the legislators to forgo their pay if the Legislature

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fails to pass the budget bill on time.    Proposition 2, passed in November 2014, changes the way the State pays down debt and saves money in reserves.

Litigation

The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. The State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not possible to predict their outcome or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

Additional Information

The information herein has not been independently verified and constitutes only a brief summary of some of the general factors that may impact certain issuers of municipal bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of municipal bonds held by the Fund are subject.  Information regarding the State’s financial condition is included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California.  Such official statements may be obtained by contacting the State Treasurer’s Office at 800-900-3873 or at www.treasurer.ca.gov.

Publications from the LAO can be read in full by accessing the LAO’s website (www.lao.ca.gov) or by contacting the LAO at (916) 445-4656.

Complete text of the State Controller’s monthly Summary Analysis may be accessed at the State Controller’s website (www.sco.ca.gov) under the heading Summary Analyses of Statements of General Fund Cash Receipts on the page for Monthly Financial Reports.

Complete text of the Governor’s Proposed 2015-16 Budget may be found at the Electronic Budget website of the Department of Finance (www.ebudget.ca.gov) under the heading ”Governor’s Proposed Budget.“  Prior budgets may also be found at this website.

None of the information on the above websites is incorporated herein by reference.

MASSACHUSETTS

The Commonwealth of Massachusetts has a highly developed and knowledge based economy with a large service sector, particularly in health care, high technology, financial services and education.  Through the economic downturn, Massachusetts’ economy fared better than the nation aided by the employment growth particularly in the education and health care sectors, which combined make up 22 % of employment.  In 2012, the economy weakened slightly when compared to the nation with GDP growth of 2. 2 % compared to 2. 8 % for the nation but, State GDP grew at an estimated annualized rate of 4 ..3% for the third quarter of calendar year 2014 versus 3.9% for the nation ..  Further, the unemployment rate remains just below the national average (according to a recent report from the Bureau of Labor Statistics, unemployment rate stood at 5 ..2% in November 2014 compared to the national average of 5.5%).  2013 median household income in the State was $66, 866 , or 126% of the U.S. average.

Fiscal Year 2014, the Commonwealth ended with a small budgetary surplus , however, this included a draw of from the stabilization fund, bringing the stabilization fund balance at fiscal year-end to $1. 25 billion (about 3.7% of the final budget on a statutory basis), a decrease of $ 308 million, or 20 % from fiscal year 2013.

For fiscal year 2014, budgeted tax revenues increased by $1.19 billion (5.8%) as the economy continued its moderate recovery.  Tax revenue is forecasted to grow from $23.2 billion in fiscal year 2014 to $24.34 billion in fiscal year 2015, a $1.14 billion or 4.9% increase.  Total tax revenue for fiscal year to date (3 months ending September 2014) increased by $157 million or 2.7% from the same period in fiscal year 2014.

For fiscal year 2015 , the Governor signed a final budget of $36.2 billion (a 6.8 % increase from fiscal year 2014 ).  The spending growth is in line with assumed tax revenue growth, and the budget also draws $ 140 million out of the Stabilization Fund (11% of the fiscal year 2014 ending Stabilization Fund balance).

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The Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds.  In fiscal 2014, on a budgetary statutory basis, approximately 59% of the Commonwealth’s annual budgeted revenues were derived from state taxes.  In addition, the federal government provided approximately 24 % of such revenues, with the remaining 17 % provided from departmental revenues, assessments, tobacco settlement revenues, Stabilization Fund transfers , other operating transfers in, and various miscellaneous revenues ..

Major components of state tax revenue are the income tax, which accounted for 55 % of total tax revenues in fiscal year 2014 (budgeted statutory basis), and the sales and use tax, which accounted for approximately 24 % of such tax revenues.  Dedicated portions of the Commonwealth’s sales tax revenues are pledged to provide financial support for the Massachusetts Bay Transportation Authority and the Massachusetts School Building Authority.  The financial statements of the Commonwealth are available at the web site of the Comptroller of the Commonwealth located at http://www.massbondholder.com (click on Annual Financial Reports/Comprehensive Annual Financial Reports).

Municipal revenues consist of taxes on real and personal property, distributions from the Commonwealth under a variety of programs and formulas, local receipts (including motor vehicle excise taxes, local option taxes, fines, licenses and permits, charges for utility and other services and investment income) and appropriations from other available funds (including general and dedicated reserve funds).  Following the enactment in 1980 of the tax limitation initiative petition commonly known as Proposition 2½, local governments have become increasingly reliant on distributions of revenues from the Commonwealth to support local programs and services, although the amount of aid received varies significantly among municipalities.  As a result of comprehensive education reform legislation enacted in June 1993, a large portion of local aid general revenue sharing funds is earmarked for public education and distributed through a formula designed to provide more aid to the Commonwealth’s less affluent communities.  There are also several specific local aid programs, such as public libraries, police education incentives, and property tax abatement for certain elderly or disabled residents.

The Commonwealth incorporates the use of tax anticipation notes or commercial paper borrowing to meet cash flow needs for both capital and operating expenditures and periodically avail itself of cash flow borrowings for operating purposes.  The pattern of the Commonwealth’s cash flow borrowings is largely the result of temporary cash imbalances caused by quarterly local aid payments to cities and towns, which total approximately $1 ..3 billion on the last day of each calendar quarter.  All of the Commonwealth’s commercial paper issued for operating purposes in a fiscal year is required by state finance law to be paid not later than June 30 of such year.

The Commonwealth is authorized to issue three types of debt directly: general obligation debt, special obligation debt and federal grant anticipation notes.  General obligation debt is secured by a pledge of the full faith and credit of the Commonwealth.  Special obligation debt may be secured either with a pledge of receipts: by motor fuels taxes, by federal grants credited to the Highway Fund, or by a pledge of receipts credited to the Convention Center Fund.  Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements.  Also, portions of the Commonwealth’s sales taxes are pledged as security for bonds issued by the Massachusetts Bay Transportation Authority , and the Massachusetts School Building Authority ($5.6 billion of dedicated sales tax bonds).  As of June 30, 2014 , the amount of Commonwealth long-term debt (excluding the Massachusetts School Building Authority debt) was approximately $ 23 billion, consisting of approximately $ 20 billion of general obligation debt, $ 2.4 billion of special obligation debt, and $ 578 million in federal grant anticipation notes.  Based on the United States census resident population estimate for Massachusetts for 2013 , the per capita amount of such debt was $3, 450.

In addition to the long-term liabilities described above, the Commonwealth is also authorized to pledge its credit in aid of and provide contractual support for certain independent authorities and political subdivisions within the Commonwealth.  These Commonwealth liabilities are classified as either general obligation contract assistance liabilities, budgetary contractual assistance liabilities or contingent liabilities.  General obligation contract assistance liabilities arise from statutory requirements for payments by the Commonwealth to the Massachusetts Development Finance Agency of 100% of the debt service of certain bonds issued by that authority, as well as payments to the Massachusetts Water Pollution Abatement Trust and the Massachusetts Department of Transportation that are not explicitly tied to debt service.  Such liabilities constitute a pledge of the Commonwealth’s credit for which a two-thirds vote of the Legislature is required.  Budgetary contractual assistance liabilities arise from statutory requirements for payments by the Commonwealth under capital leases, including leases supporting certain bonds issued by the Route 3 North Transportation Improvements Association, and other contractual agreements.  Such liabilities do not constitute a pledge of the Commonwealth’s credit.  Contingent liabilities relate to debt obligations of independent authorities and agencies of the Commonwealth that are expected to be paid without Commonwealth assistance, but for which the Commonwealth has some kind of liability if expected payment sources do not materialize.

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NEW YORK

Special Considerations Relating to New York

The Fund will have considerable investments in New York municipal obligations.  Accordingly, the Fund is susceptible to certain factors that could adversely affect issuers of New York municipal obligations.  The ability of issuers to pay interest on, and repay principal of, New York municipal obligations may be affected by: (1) amendments to the Constitution of the State of New York (”State“) and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial and economic profile as well as the political climate of the State, its public authorities and political subdivisions; and (3) a change in New York laws and regulations or subsequent court decisions that may affect, directly or indirectly, New York municipal obligations.  The Fund’s yield and share price is sensitive to these factors as one or more of such factors could undermine New York issuers’ efforts to borrow, inhibit secondary market liquidity, erode credit ratings and affect New York issuers’ ability to pay interest on, and repay principal of, New York municipal obligations.  Furthermore, it should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State and the City of New York (”City“), and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Summarized below are important financial concerns relating to the Fund’s investments in New York municipal obligations.  This section is not intended to be an entirely comprehensive description of all risks involved in investing in New York municipal obligations.  The information in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State and the City.  It should be noted that the information recorded here primarily is based on the economic and budget forecasts and economic risks found in certain reports issued by the State, the City and the Metropolitan Transportation Authority (”MTA“).  The accuracy and completeness of the information in those reports have not been independently verified.  The resources used to prepare the disclosure related to the City, the State and the U.S. economy were published between May 8, 2014 and December 15, 2014 , and the resources used to prepare the MTA disclosure were published on December 17, 2014 ..  Since the time that such resources were published, there may have been, and may yet be, significant changes in circumstances altering the economic and budget predictions found in those resources and presented here.  In addition, it is important to note that many of the dollar amounts referenced in this section have been truncated to one digit after the decimal and rounded up or down to the appropriate dollar denomination.  Because such dollar amounts generally reference large sums of money (e.g., millions or billions of dollars), the truncation and/or rounding of such dollar amounts may significantly differ from the untruncated and unrounded dollar amounts.

State Economy

The State has a diverse economy with a relatively large share of the nation’s financial activities, employment in the information, health services and education sectors , but a rather small share of the nation’s farming and mining activity.  The State has the third highest population in the nation, and its residents have a comparatively high level of personal wealth.  The most significant sectors of the State’s economy differ from those of the national economy.  Tourism comprises a significant part of the economy.  The State’s location, airport facilities and natural harbors have made it an essential link in international commerce.  Manufacturing and construction account for smaller shares of employment for the State than for the nation, while service industries account for a larger share.  The financial activities sector share of total State wages is particularly large relative to the nation.  During an economic recession that is concentrated in construction and manufacturing, the State is likely to be less affected than the nation as a whole; however, the State is more likely to be affected during a recession that is concentrated in the services sector.  The City has the highest population of any city in the nation and is the center of the nation’s largest metropolitan area.  The City accounts for a large percentage of the State’s residents and personal income.

The discussion that follows regarding the status of the U.S. and State economies is primarily based on information published by the State Division of the Budget (”DOB“) no later than November 24, 2014 ..  All predictions and past performance information regarding the U.S. and State economies contained in this subsection were made on or before that date even though they may be stated in the present tense and may no longer be accurate.  You are also encouraged to read, in conjunction with this description of the State economy, the ”New York City Economy“ subsection of this ” State Specific Information— New York“ section of this SAI, which presents some of the City Office of Management and Budget (”OMB“) projections regarding the economy.

DOB’s economic outlook generally predicts weaker growth than initially expected for the U.S. economy in calendar year 2014.   Atypically severe winter weather had a significant downward effect on the economy through the start of 2014, suppressing household spending and leaving retailers and producers with additional unwanted inventories.  Due in part to these developments, DOB projects weaker real U.S. GDP growth of 2.2 percent overall for calendar year 2014 , but average growth of approximately 3.0 percent for the second half of 2014 and 2.9 percent for calendar year 2015 ..

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Although DOB’s outlook for the second half of 2014 implies solid growth for the national economy, the global outlook has degenerated as a result of renewed weakness in Asia and Europe, amplified by geopolitical conflict.  Those risks, along with the recent acute real appreciation of the dollar, are expected to result in weaker net exports and muted inflation over the near-term. The softer global outlook and stronger dollar, together with increasing U.S. oil and gas production, also is contributing to decreases in oil and gasoline prices, which are expected to cut oil imports and bolster household spending.  DOB expects, as a result, household spending to increase from average growth of 2.4 percent for the second half of calendar year 2014 to approximately 3 percent for 2015.  However, on balance, DOB’s general outlook for 2015 and 2016 remains largely the same as forecasted in the Financial Plan (as defined below).

Going forward DOB also expects household spending to be supported by continued moderate labor market growth, but no substantial acceleration in job gains appears within reach in the near term. Indeed, private sector hiring declined from average monthly gains of 255,000 over the second quarter of 2014, to 217,000 over the third quarter.  However, DOB’s forecast for average monthly private job gains of about 220,000 for the rest of 2014 remains virtually the same from the initial forecast in the Financial Plan.  According to DOB, recent data indicate that near-term job gains will be buttressed by stronger growth in real private nonresidential investment.  Average quarterly growth for the second half of 2014 has been adjusted up to 7.0 percent, with annual growth adjusted up to 6.2 percent for calendar year 2014.  However, going forward investment growth is expected to be constrained by ongoing weakness and uncertainty in the global economy.  Therefore, DOB’s outlook for 2015 is only slightly improved since the Financial Plan.

After being hit hard by the severe winter weather in 2013-2014, the housing market has rebounded. Housing starts displayed monthly average growth of 4.7 percent over the three months ending in September 2014, an increase from a 2.5 percent decrease over the three months ending in March 2014 and another 1.1 percent decrease over the three months ending in June 2014.  The housing data, however, continues to exhibit the move away from home ownership toward renting.  For example, over the first nine months of 2014, multi-family housing starts increased by 21.7 percent, compared with growth of only 2.8 percent in single-family starts.  This change seems to have affected the demand for home furnishings and suggests that the housing market will provide less of a contribution to overall economic growth than in the past.  The recent decrease in long-term Treasury rates could provide some temporary growth to the housing market in the near future.  While real residential investment growth has been downwardly revised to only 2.8 percent for calendar year 2014, average quarterly growth of approximately 10 percent is projected for the second half of 2014, helped by improving credit conditions and growing employment and incomes.

At the end of October 2014, as anticipated the Federal Reserve ended its quantitative easing program. Year-ago growth in both the headline and core Consumer Price Index (”CPI“) declined to 1.8 percent in the third quarter of 2014. Domestic oil prices have slipped to approximately $80 per barrel and are projected to remain weak in the near future.  As a result, DOB anticipates consumer price inflation of 1.8 percent for 2014 and 2.0 percent for 2015.  Given strengthening of the labor market and the projected boost to growth from lower energy prices, however, DOB still anticipates the Federal Reserve to start increasing its short-term interest rate target during the second quarter of 2015, provided that the central bank’s decision could be affected by growing concern over disinflation in the United States and abroad.

Despite an extremely weak beginning to calendar year 2014, DOB still forecasts an improving labor market and quarterly economic growth not much less than 3 percent for 2015.  Although this outlook is virtually unchanged from the initial forecast in the Financial Plan, substantial risks remain.  It is challenging to predict domestic growth significantly increasing without strong stimulus from both export and single-family home demand in today’s highly interdependent global economy.  However, neither is expected in the near future.  As global economic growth continues to stagnate while regional conflicts flare, U.S. households continue to prefer apartment rentals over home ownership.  Slower than expected global growth could cause weaker export growth, which could result in softer corporate profits and investment, and therefore fewer jobs.  Even though energy prices are anticipated to stay low, a complex geopolitical situation could spark renewed volatility, which, together with equity price volatility, represents a risk to household spending.  On the other hand, better global growth or weaker than projected gasoline prices would cause stronger outcomes than expected.  In addition, the response of global financial markets to the unwinding of central bank accommodation in the United States is still a risk, especially in light of the lack of experience upon which to draw.

Regarding the State, the economy has fared well given a challenging national and global economic environment.   Real estate and construction activity have stayed firm, as has the State’s private sector labor market , exhibiting strong growth in utility, transportation and warehousing , and tourism-related leisure and hospitality services.   Private sector employment is expected to increase 1.6 percent in calendar year 2014, with growth of 1.4 percent and 1.3 percent projected for 2015 and 2016, respectively.   The State, however, has not been completely unaffected by the national slowdown.  For example, with government and finance sector employment projected to continue its contraction for the remainder of 2014, State wages are expected to increase 4.2 percent in calendar year 2014, less than initially expected, followed by expansion of 4.6 percent and 4.7 for calendar years 2015 and 2016, respectively.  Overall personal income growth of only 2.1 percent is

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anticipated for calendar year 2014, followed by growth of 4.0 percent and 4 ..8 percent for calendar years 2015 and 2016, respectively ..

All of the risks to the national economic forecast apply to the State forecast as well, although as the nation’s financial center, the volume of financial market activity and equity market volatility pose an especially large degree of uncertainty for the State.   Although DOB still predicts single-digit growth in finance and insurance sector bonuses for the 2014 year-end bonus season, there are considerable upside and downside risks to that forecast.  While State labor market expansion has maintained well recently, a weaker labor market than expected could lead to lower wages and reduced household consumption.   Recent events have shown how sensitive markets can be to changing expectations concerning Federal Reserve policy, and the resulting market volatility is projected to have a larger affect on the State economy than on the nation as a whole.   Taxable capital gains realizations could be adversely affected if financial and real estate markets are weaker than anticipated by DOB.  Furthermore, with Wall Street still modifying its compensation practices after the passage of financial reform, both the bonus and non-bonus components of employee pay are becoming more difficult to project.  Securities industry revenues in the past have been a helpful predictor of bonus payouts, but that relationship has become a considerably less reliable indicator in recent years.  In addition, the economic forecast faces an additional layer of uncertainty and risk arising from the projection of taxpayer response to changes in federal tax law.   Federal tax rate hikes could affect employer and taxpayer behavior, leading to the shifting of income between tax years, which makes it harder to identify the underlying trends in key economic indicators.

There can be no assurance that the State economy will not experience results worse than those predicted in the 2014-15 fiscal year or subsequent fiscal years, with related material and adverse effects on the State’s estimates of receipts and disbursements.

State Budget

Each year, the Governor is required to provide the State Legislature with a balanced executive budget which constitutes the proposed State financial plan for the ensuing fiscal year.  The State’s fiscal year for 2015 ends on March 31, 2015 ..  (The State’s fiscal year for 2016 will run from April 1, 2015 to March 31, 2016 ..)  The Governor’s executive budget is required to be balanced on a cash basis and that is the primary focus of DOB in preparing the financial plan for the State.  State finance law also requires the State financial plan to be reported using generally accepted accounting principles (”GAAP“), in accordance with standards and regulations set forth by the Governmental Accounting Standards Board (”GASB“).  As such, the State reports its financial results on both the cash accounting basis, showing receipts and disbursements, and the GAAP modified accrual basis, showing revenues and expenditures.  In May 2014 , DOB published the Enacted Budget Financial Plan for Fiscal Year 2015 (”Financial Plan “), which sets forth the State’s official financial plans for fiscal years 2015 through 2018 ..  Subsequently, DOB issued the first quarterly update to the Financial Plan in August 2014 (the ”First Quarterly Update“), and the second quarterly (or mid-year) update to the Financial Plan in November 2014 (the ”Second Quarterly Update“).  (The Financial Plan, to the extent updated and modified by the First and Second Quarterly Updates, is referred to as the ”Updated Financial Plan.“)  The State financial results, as described below, are calculated on a cash accounting basis, unless specified otherwise.  The GAAP projections for the State’s budget can be obtained from DOB.

DOB projects a General Fund closing cash balance of approximately $6.8 billion for the end of fiscal year 2014-15, an increase of $4.8 billion from the initial Financial Plan estimate resulting from a series of unbudgeted financial settlements reached with several banks and insurance companies during fiscal year 2014-15.  Until the State enacts a formal plan for using those settlement resources, the $4.8 billion amount is being held as an undesignated fund balance in the General Fund. The remaining balance is comprised of $1.5 billion in the State’s principal rainy day reserves, $500 million for debt management purposes, $53 million to cover the costs of potential retroactive labor settlements with unions that have not agreed to terms for contract periods prior to April 2011, and $21 million in the Contingency Reserve.

According to the Updated Financial Plan, total General Fund receipts for fiscal year 2014-15 ( including transfers from other funds ) are expected to total $ 67.8 billion , an annual increase of $5.9 billion.  General Fund disbursements for fiscal year 2014-15 ( including transfers to other funds ) are expected to total $ 63.2 billion, an annual increase of $1.9 billion.  All Government Funds spending is projected to be $ 142.0 billion in 2014-15 (including extraordinary federal aid for Superstorm Sandy and the federal Affordable Care Act), an increase of approximately $4.4 billion (or 3.2 percent) from fiscal year 2013-14 (including extraordinary federal aid for Superstorm Sandy and the federal Affordable Care Act).  The major sources of all Government Funds spending include, among other things: school aid, Medicaid, transportation and State operations ..  All Government Funds receipts are projected to total $ 146.4 billion in 2014-15 , an increase of approximately $8. 7 billion (or 6.3 percent) from fiscal year 2013-14 results.

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General Fund Out-Year Projections of Receipts and Disbursements

DOB anticipates balanced operations in the General Fund after use of reserves.  The Updated Financial Plan projects budget surpluses (after tax actions) in future years of $243 million in 2015-16, $1. 1 billion in 2016-17 , and $ 1.4 billion in 2017-18 .  The combined four-year surplus projected for fiscal years 2014-15 through 2017-18 totals approximately $ 2.7 billion.   The surplus estimates in future years are based on the assumption that annual growth in State Operating Funds spending will be limited to 2 percent, and that all savings that result from the 2 percent limitation will be made available to the General Fund.

The budget forecasts are based on assumptions of economic performance, revenue collections, spending patterns and projections of the costs of program activities.   There can be no guarantee that the State’s financial position will not change materially and adversely from current projections ..  If this were to happen, the State would be required to take additional gap-closing actions, such as decreases in State agency operations; delays or decreases in payments to local governments or other recipients of State aid; delays in or suspension of capital maintenance and construction; extraordinary financing of operating expenses; or other actions.  In some cases, the ability of the State to implement these actions requires the approval of the Legislature and cannot be implemented unilaterally by the Governor.  See also the discussion below in the ”Special Considerations“ subsection of this ” State Specific Information—New York “ section of this SAI.

Special Considerations

Many complex political, social, economic, financial and environmental forces influence the State’s economy and finances, which may in turn affect the Updated Financial Plan.  These factors may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State’s control.   The Updated Financial Plan is also based on numerous assumptions, including forecasts of national and State economic activity and the ability of the State to collect related tax receipts as projected.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.  In certain fiscal years, actual collections were substantially below the levels predicted for the year.  In addition, surplus projections in future years are based on the assumption that annual growth in State Operating Funds spending is limited to 2 percent, and that all savings that result from the 2 percent limit will be made available to the General Fund.  There can be no assurance that the State’s actual results will not differ materially and adversely from the current forecast.

There are numerous uncertainties and risks that could affect the Updated Financial Plan, including the impact of: national and international events; ongoing Euro-zone financial instability; changes in consumer confidence, oil prices and oil supplies; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes regarding financial sector activities; changes regarding financial sector bonus payouts and any future legislation governing the structure of compensation ; changes in monetary policy affecting the financial markets and interest rates; financial and real estate market developments which may negatively affect capital gains realizations and bonus income; the effect of household debt on consumer spending and State tax collections ; and the outcome of litigation and other claims affecting the State ..  Other uncertainties and risks that could affect the Updated Financial Plan include, but are not limited to , wage and benefit growth for State employees that surpass anticipated annual costs; shifts in the size of the State’s workforce; the realization of the projected rate of return for pension fund assets and current assumptions regarding wages for State employees affecting the State’s required pension fund contributions ; the willingness and ability of the federal government to provide the aid contemplated under the Updated Financial Plan; the ability of the State to institute cost saving programs ( including decreases in State agency operations) and the ability of the State to successfully control spending ; and the ability of the State and its public authorities to market securities successfully in the public credit markets.

The Updated Financial Plan forecast also contains specific transaction risks and other uncertainties that, if they were to materialize, could have a negative affect on the Updated Financial Plan in fiscal year 2014-15 or in future years, including, but not limited to, the receipt of certain payments from public authorities; the receipt of miscellaneous revenues at the levels projected in the Updated Financial Plan; and the success of cost-savings measures including, but not limited to, the transfer of available fund balances to the General Fund at the levels currently anticipated.

The Updated Financial Plan projections generally assume that School Aid and Medicaid disbursements will be restricted to the increase in State personal income and the ten-year average growth in the Medicaid component of the CPI, respectively.  The Updated Financial Plan, however, approved expenditures for School Aid to increase by 5.3 percent in school year 2015, in parity with Medicaid, but more than the 3.1 percent increase in personal income that would otherwise be used to calculate School Aid growth.

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One of the risks that could cause budget gaps to increase materially relates to Medicaid cost controls.  The Updated Financial Plan assumes the use of available statutory tools to implement Medicaid cost savings.  However, there can be no assurance that these controls will be sufficient to limit the rate of annual growth in the Medicaid spending of the Department of Health’s State Funds to the levels projected in the Updated Financial Plan.  In addition, limitation on annual growth is dependent on timely federal government approvals, revenue performance in the State’s Health Care Reform Act (”HCRA“) fund (which finances about one-third of the Department of Health (DOH) State-share costs of Medicaid) and the cooperation of the health care industry.

Little more than a year after Hurricane Irene and Tropical Storm Lee disrupted power and caused extensive flooding to numerous State counties, Superstorm Sandy hammered the East Coast on October 29, 2012, causing massive infrastructure damage and economic losses to the State and surrounding region.  The frequency and strength of these storms present financial and economic risks to the State.   The State’s reimbursement claims for the costs of the immediate response are in process.   In addition, recovery and future mitigation efforts have commenced, greatly supported by federal funds ..  In January 2013, the federal government authorized about $60 billion in disaster aid for general recovery, rebuilding and mitigation activity nationwide.  The State expects to receive approximately $30 billion of these federal approved funds ..  The State faces long-term threats and potential hazards and risks as a result of climate change, such as rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms.  The recent storms affecting the State have exposed vulnerabilities in the State’s infrastructure to extreme weather events.  DOB expects that substantial long-term planning and investment by the federal government, State and municipalities will be needed to adapt existing infrastructure to the risks presented by climate change.  There can be no guarantee that all expected federal disaster aid described above will be provided to the State and its affected entities, or that it will be provided on the projected schedule.

The State authorizes the General Fund to temporarily borrow resources from other funds in the State’s short-term investment pool (”STIP“) for a period not to exceed four months or to the end of the fiscal year, whichever is shorter.  While DOB expects that the General Fund will have adequate liquidity to make payments as they become due throughout fiscal year 2014-15 , the General Fund may occasionally temporarily borrow funds from STIP during the fiscal year.  The State continues to set aside money quarterly for debt service payments that are financed with General Fund resources, and reserve money to pay debt service on bonds secured by dedicated receipts, including Personal Income Tax (”PIT“) bonds, as required by law and bond covenants.

Under legislation enacted in August 2010, the State and local governments may defer paying (or amortize) a part of their annual pension costs starting in fiscal year 2010-11.  Although amortization temporarily cuts the pension costs that must be paid by public employers in a particular fiscal year, it ultimately results in greater total costs when repaid with interest.  Pension contribution costs greater than the State’s prescribed amortization thresholds may be deferred.   Based in part on certain actuarial assumptions, the Updated Financial Plan assumes that the State will continue to amortize a part of its pension costs in fiscal year 2015-16 and beyond.  The State made pension payments to the New York State Local Retirement System of $1. 6 billion in fiscal year 2013-14 ..  The amount amortized was $814 million.  Furthermore, the State’s Office of Court Administration (”OCA“) made its pension payment of $ 269 million, and the amount amortized was $123 million.  The $ 937 million amount of aggregate deferred payments will be repaid with interest over 10 years starting in fiscal year 2015 ..  For amounts amortized in fiscal years 2010-11, 2011-12, 2012-13 and 2013-14, the State Comptroller set interest rates of 5, 3.75, 3 and 3.67 percent, respectively.  The Updated Financial Plan assumes that both the State and the OCA will choose to defer pension costs in fiscal year 2014-15 and later years, consistent with the authorizing legislation, and repay those amounts with interest over 10 years from the date of each deferred payment .. These projections are based on projected market returns and a number of actuarial assumptions, which if unrealized, could change these projections materially.  Furthermore, the Retirement Systems’ Actuary is scheduled to conduct the next five-year experience study in 2015, which could also affect these projections materially.

State law allows health insurance companies to convert from a not-for-profit to a for-profit corporation, subject to certain restrictions and approvals.  The proceeds of such conversions must be used by the State for health-care-related expenses.   The State’s financial plan in recent years has counted on proceeds from conversions (for example, $175 million in fiscal year 2013-14 , and $300 million annually in fiscal years 2014-15, 2015-16 and 2016-17 ), which have not been realized.  As a result, the Updated Financial Plan no longer counts on conversion proceeds for planning purposes .

The State receives a significant amount of federal funding for health care, education, transportation and other government needs, as well as federal aid to address response and recovery to extreme weather events.  Any reduction in federal funding levels could have a materially adverse impact on the Updated Financial Plan.   In addition, the Updated Financial Plan may be negatively affected by other actions taken by the federal government, including audits, disallowances and adjustments to federal participation rates or other Medicaid rules, as described below.

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Furthermore, the State and CMS have reached an agreement in principle allowing up to $8 billion in federal funding over numerous years for use in transforming the State’s health care system.  The final terms of the agreement are being negotiated and will be included as an amendment to the State’s Partnership Plan 1115 Medicaid waiver after final CMS approval.

The Updated Financial Plan may be adversely affected by actions taken by the federal government with respect to Medicaid, including audits, disallowances and changes to federal participation rates or other Medicaid rules.  For example, all Medicaid claims are subject to audit and review by the federal government.  Recently, the Federal Centers for Medicare and Medicaid Services (”CMS“) requested additional information pertaining to claims for services provided to individuals in developmental centers operated by the Office for People with Developmental Disabilities (”OPWDD“).  Although no official audit has commenced, the State OPWDD is working together with the federal government to resolve concerns over reimbursement for services provided to individuals in developmental centers.  Any adverse action by CMS relative to these claims could jeopardize a significant amount of federal Medicaid participation in this program.  The prospective resolution of this matter led to a decline in federal aid of $1.1 billion annually beginning in fiscal year 2013-14.

In addition, on February 8, 2013, at the direction of the CMS, the U.S. Department of Health & Human Services (”HHS“) Office of the Inspector General initiated a review to determine the permissibility of Medicaid costs for services provided from April 1, 2010 through March 31, 2011 to the Medicaid population in State-operated Intermediate Care Facilities for the Developmentally Disabled (ICF/DD).  As a result of the review, CMS issued a disallowance notification of $1.26 billion, and indicated that it will be commencing a similar review for State fiscal years ending in March 2012 and March 2013.  On November 21, 2014, the State received notice from HHS that its request for reconsideration of the $1.26 billion disallowance was denied.  The State intends to pursue an administrative appeal of such denial.   A similar amount of federal aid is at risk for any period of retroactivity that may be challenged by CMS.  DOB indicates that these kinds of matters sometimes are resolved with a prospective solution (as already begun by the State), and the State is not aware of any like attempts by the federal government to retroactively recover federal aid of this size that was paid in accordance with a State approved plan.

Debt outstanding and debt service costs over the course of the plan period are projected to remain below the limits prescribed by the Debt Reform Act of 2000 (”Debt Reform Act“) based on the updated forecasts in the Updated Financial Plan.  However, the State is currently in a period of relatively limited debt capacity.  The available room under the debt outstanding cap is expected to decline from $ 3.6 billion in 2013-14 to $ 438 million in 2016-17 ..  These estimates include the potential impact of new capital spending included in DOB’s ten-year capital commitment and disbursement projections for State agencies.  The State may implement measures to further adjust capital spending priorities and debt financing practices to stay in compliance with the statutory outstanding debt limit.

The Federal Budget Control Act of 2011 (”BCA“) imposed annual caps on federal discretionary spending over a ten-year period and mandated an additional $1.2 trillion in deficit reduction, which, if not enacted, would be accomplished through the sequestration of funds in federal fiscal year 2012-13 and reduced discretionary spending caps in subsequent years.  A sweeping 5 percent decrease in fiscal year 2012-13 funding for federal non-defense discretionary programs was enacted because the prescribed deficit reduction was not achieved by the March 1, 2013 deadline.   The spending caps for federal fiscal years 2014 and 2015 were positively adjusted in December 2013 by the Bipartisan Budget Act of 2013 (”BBA“).  Although the BBA resulted in minor discretionary cap relief for two years, BCA caps in the remaining years were not addressed.   If Congress fails to achieve the BCA deficit reduction requirements, DOB estimates that the State and local governments could sacrifice an estimated $5 billion in federal aid over a multi-year period , mostly by decrease in ”pass-through“ aid for school districts, as well as environmental, criminal justice and social services programs ..

An impasse in Congress in October 2013 resulted in a temporary federal government shutdown and concern that the federal debt ceiling would not be increased in a timely way.   A default by the federal government on payments, especially for a prolonged period, can be projected to have a materially adverse effect on the economies of the nation and the State, financial markets and intergovernmental aid payments.  According to DOB, although it is not possible to know or predict the particular effects of a federal government payment default on the Updated Financial Plan, data from prior economic struggles suggest that the State’s revenue loss could be significant if the economy falls into a recession as a result of a federal default.   A federal government payment default also may adversely affect the municipal bond market.  Municipal issuers, and the State, could face greater borrowing costs and decreased market access, which would jeopardize planned capital investments in transportation infrastructure , higher education facilities, hazardous waste remediation, environmental projects and economic development projects.  Furthermore, the market for and market value of outstanding municipal obligations, including municipal obligations of the State, could be negatively affected.

Substantially all of the State’s employees become eligible for post-retirement benefits if they reach retirement while working for the State.  In accordance with the GASB Statement 45, the State must perform an actuarial valuation every two years for

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purposes of calculating Other Post-Employment Benefits (”OPEB“) liabilities.  The Annual Required Contribution (”ARC“) represents the annual level of funding that, if set aside on an ongoing basis, is projected to cover normal costs each year and amortize any unfunded liabilities of the plan over a maximum period of 30 years.  Any amounts required but not actually set aside to pay for these benefits are accumulated with interest as part of the net OPEB obligation, after adjusting for amounts previously required.  The estimated unfunded actuarial accrued liability for fiscal year 2013-14 is $ 68.2 billion ($54.3 billion for the State and $ 13.9 billion for the State University of New York (”SUNY“)), an increase of $1.7 billion from fiscal year 2012-13 (attributable wholly to SUNY).  These valuations were established under the Frozen Entry Age actuarial cost method, and are amortized over an open period of 30 years utilizing the level percentage of projected payroll amortization method.  The unfunded actuarial accrued liability for fiscal year 2013-14 used an actuarial valuation of OPEB liabilities as of April 1, 2012 ..  The annual OPEB cost for fiscal year 2013-14 totaled $3. 0 billion ($2. 3 billion for the State and $0. 7 billion for SUNY ), a decrease of $390 million from fiscal year 2012-13 ($322 million for the State and $68 million for SUNY), under the Frozen Entry Age actuarial cost method and allocating costs on a level basis over earnings.  The $3. 0 billion total was $ 1.5 billion ($1. 0 billion for the State and $0. 5 billion for SUNY) above payments for retiree costs made by the State in fiscal year 2013-14 ..  That difference reduced the State’s net asset condition at the end of fiscal year 2013-14 by $ 1 ..5 billion.  GASB does not require the additional costs to be funded in the State’s budgetary basis, and no funding is assumed for this purpose in the Updated Financial Plan.

The State settled collective bargaining agreements with 96 percent of its workforce for the contract period beginning in fiscal year 2011-12.  However, the unions representing State Police Troopers, Investigators and Commissioned/Non-Commissioned Officers continue to have unsettled contracts for the current contract period. There is no General Fund reserve in the Updated Financial Plan for this purpose.

The State’s Secured Hospital Program enables certain financially distressed not-for-profit hospitals to gain access to the capital markets.  Under the Secured Hospital Program, the State is obligated to pay debt service, subject to annual appropriations by the Legislature, on certain bonds in the event there are shortfalls in revenues from other sources, including hospital payments and certain reserve funds held by the applicable trustees for the bonds.  As of March 31, 2014 , there was a total of $ 351 million of outstanding bonds under the program.  The financial condition of the hospitals in the Secured Hospital Program is deteriorating, and some are experiencing significant operating losses that are likely to impair their ability to remain current on their loan payment obligations.   The State’s contingent contractual obligation regarding the Secured Hospital Program was invoked for the first time in fiscal year 2014 to pay debt service of $12 million.   The Updated Financial Plan assumes additional debt service costs of $ 24 million in fiscal year 2014-15, $29 million annually in fiscal years 2014-15 through 2016-17, and $17 million in fiscal year 2017-18 ..  In relation to the entire Secured Hospitals Program portfolio, an estimated maximum annual exposure to the State of up to $ 31 million would be realized if reserve funds held by trustees were fully depleted and if all remaining hospitals in the Secured Hospitals Program failed to meet the terms of their loan agreements.

Implementation of the Updated Financial Plan relies on the State’s ability to successfully market its bonds.  The State primarily finances much of its capital spending from the General Fund or STIP, which it subsequently reimburses with proceeds from the sale of bonds.  If the State cannot sell bonds at the levels (or on the timetable) anticipated in the State’s capital plan, the State’s overall cash position and capital funding plan may be adversely affected.  The success of expected public sales will depend on prevailing market conditions.  Future developments in the financial markets generally, and future developments regarding the State and public discussion of those developments, may affect the market for outstanding State-supported and State-related debt.

The General Fund periodically is the beneficiary of State financial settlements.  The Updated Financial Plan projects receipts from settlement proceeds of approximately $5.1 billion in fiscal year 2015, $250 million in fiscal year 2015-16, and $100 million for both fiscal years 2016-17 and 2017-18.  There is no guarantee that settlement proceeds will be received in the amounts projected in the Updated Financial Plan.

Recent State Fiscal Years

The State Comptroller has reported that the General Fund ended the 2013-14 fiscal year with the following audited results in accordance with GAAP for governments as promulgated by the GASB.  Total receipts for fiscal year 2013-14 , including transfers from other funds, were approximately $61.9 billion.  Disbursements, including transfers to other funds, totaled approximately $61.2 billion.  The General Fund ended fiscal year 2013-14 with a closing cash fund balance of $ 2.2 billion.  The balance consists of $1.1 billion in the Tax Stabilization Reserve Fund, $ 350 million in the Rainy Day Reserve Fund, $21 million in the Contingency Reserve Fund, $ 87 million in the Community Projects Fund and $ 646 million total in refund reserves.

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Debt Limits, Ratings and Outstanding Debt

The debt of the State and of certain public authorities (”Authorities“) consists of ”State-supported debt“ and ”State-related debt.“  State-supported debt is a subcategory of State-related debt.  State-supported debt includes: (1) general obligation debt of the State to which the full faith and credit of the State has been pledged; (2) lease-purchase and contractual-obligations of public Authorities and municipalities where the State’s obligations to make payments to those public Authorities and municipalities to cover debt service on those instruments is dependent on annual appropriations made by the Legislature and not based upon general obligations of the State; (3) long-term obligations issued by the Local Government Assistance Corporation (”LGAC“) Program, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State’s annual seasonal borrowing; and (4) State PIT Revenue Bond Financing (”State PIT Revenue Bonds“), which is issued by certain Authorities.  The legislation enacting the issuance of State Pit Revenue Bonds provides that 25 percent of PIT receipts, excluding refunds owed to taxpayers, must be deposited into the Revenue Bond Tax Fund to be used to make debt service payments on these bonds.  Legislation enacted in 2007 increased, under certain circumstances, the amount of PIT receipts to be deposited into the Revenue Bond Tax Fund by removing an exclusion for PIT amounts deposited to the School Tax Relief ( STAR ) Fund.

State-related debt is a broader category of state debt that includes State-related debt but also includes State-guaranteed debt, moral obligation financings, certain contingent-contractual obligation financings, and certain other State financings (”Other State Financings“).  Debt service on State-guaranteed debt, moral obligation financings, and the contingent-contractual obligation financings is expected to be paid from sources other than the State , and State appropriations are contingent in that they may be made and used only under certain circumstances.   Other State Financings relate to debt issued by an Authority on behalf of a municipality.  These include capital leases, mortgage loan commitments and debt of the municipal bond bank agency to finance prior year school claims.  The municipality pays debt service on such financings by assigning specified State and local assistance payments it receives.  The State does not have any obligation to continue to appropriate the local assistance payments that are the subject of the municipality assignments or make any debt service payments on such financings.

As of March 31, 2014 , the State had approximately $3. 2 billion outstanding in general obligation debt, $ 7 ..6 billion in debt relating to lease-purchase and other service contract financing of State capital programs, $ 28.8 billion in State PIT Revenue Bonds, $ 9 ..4 billion in other revenue bonds, $2. 6 billion in debt from the LGAC, $2.4 billion outstanding in contingent-contractual obligation financings, $ 960 million in sales tax revenue bonds, and $ 584 million in other State financings.  The Updated Financial Plan projects debt issuances of $ 4.8 billion in fiscal year 2014-15 to finance new capital projects ..

Total State-related debt outstanding is projected to increase from $55. 2 billion in 2013-14 to $55.9 billion in 2014-15.  The estimated debt service on State-related debt for the 2014-15 fiscal year is projected to be approximately $6. 4 billion, a decrease of $525 million from fiscal year 2013-14, which is due, in part, to debt prepayments.  Total State-supported debt is projected to increase from $52.5 billion in 2013-14 to $ 53.6 billion in 2014-15 ..  The estimated debt service on State-supported debt (which is the better measure of State resources needed to pay annual debt service) for the 2014-15 fiscal year is projected to be approximately $ 5.7 billion, a decrease of $ 752 million (or 11.8 percent) from fiscal year 2013-14 ..  New State-supported debt issued on or after April 1, 2000 is subject to the Debt Reform Act.  This Act imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital works and purposes only and restricts the maximum term of debt issuances to no more than 30 years.  Total State-supported debt service costs as a percent of total governmental funds receipts is estimated to be 2. 9 percent in fiscal year 2014-15 with respect to debt service subject to the Debt Reform Act caps.

Legislation enacted in 2013 created a new Sales Tax Revenue Bond Program which comprises State-supported debt subject to the Debt Reform Act caps summarized above.  The legislation created the Sales Tax Revenue Bond Tax Fund, a sub-fund within the General Debt Service Fund that will provide for the payment of these bonds, which are secured by the dedication of payments from this fund.  The Sales Tax Revenue Bond Tax Fund receives revenues consisting of 25 percent of the State's sales and use tax receipts.  After the LGAC satisfies all of its obligations and liabilities, the sales tax receipt amounts directed to this fund will increase to 50 percent, with a limited exception.  Tax receipts greater than debt service requirements will be transferred to the General Fund.   PIT Revenue Bonds will be used interchangeably with Sales Tax Revenue Bonds to finance most of the State’s capital requirements.   According to DOB, the State anticipates issuing approximately $1.2 billion of Sales Tax Revenue Bonds annually over the next 4 years, based on current expectations and projected coverage requirements.  The first bonds for the Sales Tax Revenue Bond Program were issued in October 2013, and approximately $960 million were outstanding as of March 31, 2014.

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The State’s outstanding General Obligation bonds were rated AA + with a stable outlook by S&P as of December 30, 2014 , AA + with a stable outlook by Fitch as of June 20, 2014 and Aa1 with a stable outlook by Moody’s as of June 16, 2014 ..  Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant.  Any such downward revision or withdrawal could have an adverse effect on the market prices of the State general obligation bonds.

State Retirement Systems

The State and Local Retirement Systems (”Systems“) provide coverage for public employees of the State and its localities (except employees of the City and teachers, who are covered by separate plans).  The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired.  The present value of anticipated benefits for current members, retirees and beneficiaries increased from $ 204.5 billion on April 1, 2013 to $216.4 billion (including $ 101.5 billion for current retirees and beneficiaries) on April 1, 2014 , and the net assets available for benefits as of March 31, 2014 were $ 181.3 billion (including $ 5.3 billion in receivables, consisting of employer contributions, amortized amounts, member contributions, member loans, accrued interest and dividends, investment sales and other miscellaneous receivables), an increase of $ 17.1 billion or 10.4 percent from the fiscal year 2012-13 level of $ 164.2 billion.  Under the funding method used by the Systems, the anticipated benefits of current members, retirees and beneficiaries are expected to be sufficiently covered by the net assets, plus future actuarially determined contributions.

The investment losses experienced in fiscal year 2009 have negatively impacted the value of assets held for the Systems.  The effect of the loss is spread over a 5-year period by the current actuarial smoothing method.  Consequently, employer contribution rates have increased for fiscal years 2010-11, 2011-12, 2012-13 and 2013-14 , but decreased for fiscal years 2014-15 and 2015-16 as a result of recent investment gains ..  The amount of future annual increases will partly depend on the pension fund’s value as of each April 1, and also on the present value of the expected benefits to be paid by the pension fund as of each April 1.

For fiscal year 2013-14 , the total State payment (including Judiciary ) was approximately $ 2.7 billion. The State’s total payment was reduced by approximately $1.6 billion due to prepayments and related interest adjustments. Additionally, for fiscal year 2013-14, the State amortized the maximum amount permitted, which reduced by $937.0 million the required March 1, 2014 payment.  The estimated State payment (including Judiciary) due March 1, 2015 for fiscal year 2014 -15 is $2.8 billion.   The State has prepaid approximately $ 2.0 billion and has been credited with the related interest adjustment.  If the State (including Judiciary) were to opt to amortize the maximum amount permitted, the required March 1, 2015 payment would be reduced to zero.

Litigation

The State is a defendant in certain court cases that could ultimately affect the ability of the State to maintain a balanced financial plan.  The State believes that the Updated Financial Plan includes sufficient reserves to offset the costs associated with any potential adverse rulings.  In addition, any potential amounts may be structured over a multi-year period.  However, it is possible that adverse decisions in legal proceedings against the State could exceed the amount of all potential Updated Financial Plan resources set aside for judgments, and consequently could negatively affect the State’s ability to maintain a balanced Updated Financial Plan.  The disclosure below only includes litigation where the State deems the monetary claims against the State to be material or that involves significant challenges to or impacts on the State’s financial policies or practices.  The State generally only deems a monetary claim to be material if it exceeds $100 million.  Furthermore, the litigation discussed below does not include all pending material matters and it does not include any pending material matter where the State’s legal counsel has advised that it is not probable that the State will suffer adverse decisions.

There are a number of suits pending against the State by Native American tribes that claim Indian land was taken illegally by the State.  The disputed portions of land in these suits range from 15,000 acres to a strip of land varying in width from about 10 miles to more than 40 miles, including the area constituting the City of Syracuse.  The remedies sought in these suits include, among other things, assertions of a possessory interest in the land, ejectment, claims seeking the difference between the amount paid for the lands and the fair market value of the lands at the time of the transaction, monetary damages and prejudgment interest.  Taken together, two significant decisions rendered by the Supreme Court and the Second Circuit Court of Appeals in City of Sherrill v. Oneida Indian Nation of New York, 544 U.S. 197 (2005), and Cayuga Indian Nation of New York v. Pataki, 413 F.3d 266 (2d Cir. 2005), cert. denied, 547 U. S. 1128 (2006) made clear that the equitable doctrines of laches, acquiescence and impossibility can bar ancient land claims.  Relying on these decisions, in Oneida Indian Nation et al. v.

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County of Oneida et al., 617 F.3d 114 (2d Cir. 2010), the Second Circuit Court of Appeals dismissed the Oneida land claim.  The United States Supreme Court, on October 17, 2011, denied plaintiffs’ petitions for certiorari to review the decision of the Second Circuit.  On May 16, 2013, the State, Madison and Oneida Counties, and the Oneida Indian Nation executed a settlement agreement that, among other things, would institute a limit on the amount of land the tribe could reacquire and have taken into trust for its benefit by the United States.  The agreement was approved by the State Legislature and was approved by the Federal Court on March 4, 2014.  See Oneida Indian Nation of New York et al. v. State of New York.   There are, however, two actions challenging the settlement agreement.  In Matter of Town of Verona, et al. v. Cuomo, et al .. (Sup. Ct., Albany Co.), where the plaintiffs are citizen taxpayers, voters and two towns, the defendants answered and moved for summary judgment, which was granted in a Decision/Order/Judgment on June 27, 2014 dismissing all claims in the complaint and denying plaintiffs' cross-motion to amend. The plaintiffs filed a Notice of Appeal which is pending.

Some of the pending major cases that involve Indian claims include Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al .. (NDNY); Shinnecock Indian Nation v. State of New York, et al. (EDNY); and Schulz v. New York State Executive, et al., (Sup. Ct., Albany Co.).

There is a nationwide arbitration proceeding pending against the State involving the 1998 Tobacco Master Settlement Agreement (”MSA“) between tobacco manufacturers who are party to the MSA (”PMs“) and 46 settling states (including the State), plus some territories and the District of Columbia (collectively the ”Settling States“).  Under the MSA, the PMs pay the Settling States each year in perpetuity a base payment to compensate for economic harm to the Settling States for smoking-related illness.  In exchange for the payments by the PMs and imposition of certain tobacco advertising and marketing restrictions among other things, the MSA releases the PMs from past and present smoking-related claims by States and provides for a continuing release of future smoking-related claims.  In order to keep the base payment under the MSA, each Settling State must pass and diligently enforce a statute that requires tobacco manufacturers who are not party to the MSA (”Non-Participating Manufacturers“ or ”NPMs“) to deposit in escrow an amount roughly equal to the amount that PMs pay per pack sold.  The State’s allocable share of the total payment is about 12.8 percent of the total, or approximately $800 million on an annual basis.

In the nationwide arbitration proceeding against the State, the PMs allege violations of the terms of the MSA by the Settling States (except for Montana) for 2003 with respect to their treatment of tobacco manufacturers who are not party to the MSA.  The PMs seek a downward adjustment of the payment due in that year which would serve as a credit against future payments.  Any such claims for years prior to 2003 were settled in 2003.  The PMs are making the identical claim for 2004-2006, but none of those years are currently in arbitration.  The arbitration panel (the ”Panel“)  ruled, among other things, that the Settling States involved had the burden of proof in establishing diligent enforcement of the escrow statutes and that the 2003 settlement of prior NPM Adjustment claims, did not preclude the PMs from basing their claim for a 2003 NPM Adjustment on 2002 NPM sales.  A hearing on issues common to all states took place in Chicago on April 16-24, 2012. State-specific hearings commenced in May 2012, starting with the hearings involving Missouri and Illinois.  The State’s diligent enforcement hearings occurred June 25-29, 2012. The final state-specific diligent enforcement hearing occurred May 21-24, 2013 and the Panel issued its awards on September 11, 2013, finding that the State diligently enforced its qualifying statute in 2003 and is therefore not subject to an NPM adjustment for 2003.

In December 2012, the PMs and 19 states (collectively the ”Signatory Parties“) agreed to a term sheet allegedly settling the NPM Adjustment disputes for 2003-2012.  The State and 31 other states and territories rejected the term sheet because of the negative impact of its terms on their respective states and territories.  The Signatory Parties have sought the approval of the Panel in order to obtain an early release of MSA annual payments currently being held in a disputed payments account.  Under the MSA reallocation provision, every state is either ”diligent“ or ”not diligent,“ and only ”diligent“ states are exempt from the NPM Adjustment.  Any Signatory States removed from the calculation must still be treated as either diligent or not diligent for purposes of allocation of the NPM Adjustment. The non-joining states seek to have the Signatory States treated as non-diligent for purposes of allocation of the NPM Adjustment, to which the Signatory Parties object.  The Panel held a status conference on January 22, 2013, and a hearing on March 7, 2013, to discuss the term sheet.  The Panel subsequently issued a Partial Stipulated Settlement Award (”Partial Award“) on March 13, 2013, based on the provisions of the term sheet, that deemed the 20 states (collectively, the ”Signatory States“) ”diligent“ for purposes of allocation of the NPM Adjustment.  Furthermore, the Panel created a process for reallocating any NPM Adjustment among non-diligent states that changes the terms of the MSA itself.  Therefore, if the State is found to have been ”not diligent“ in its enforcement of its escrow statute in 2003, the State would have exposure not only for its portion of the NPM adjustment, but also for its proportionate share of the NPM Adjustment attributable to the Signatory States.  The State ( as well as several other states ) has moved in its state court to vacate or modify the Partial Award notwithstanding the Panel’s finding.   The State’s motion has been adjourned several times. Courts in Missouri and Pennsylvania have issued decisions vacating or modifying the Panel’s Partial Award. In both cases the court held that the Signatory States should be deemed not diligent for purposes of allocating the NPM Adjustment. The Maryland court denied the

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state's motion to vacate or modify the Partial Award, while courts in the remaining states challenging the Partial Award have not yet ruled.

The PMs have expressed their expectation to bring a nationwide NPM Adjustment Arbitration for sales year 2004 against the State and the other states that rejected the term sheet.

State of New York, et al. v. The United States of America, et al., 06-CV-810 (WDNY) is an action by the State and the New York State Energy Research and Development Authority seeking (i) a declaration that defendants are liable under the Comprehensive Environmental Response, Compensation, and Liability Act (CERCLA) for the State’s response costs and for damages to the State’s natural resources stemming from nuclear contamination from the Western New York Nuclear Service Center in Cattaraugus County, New York (the ”Site“), and a judgment compensating the State for such costs and damages, (ii) a declaration of defendants’ responsibilities under the West Valley Demonstration Project Act (the ”Act“) to decontaminate and decommission the Site as well as for future site monitoring and maintenance, and (iii) a declaration that the defendants are responsible for paying the fees for disposal of solidified high level radioactive waste at the Site under the Nuclear Waste Policy Act.  Thus far, the combined federal and State costs as of the date of the Updated Financial Plan amount to approximately $2.6 billion, with the State’s expenses approaching $320 million.

After commencement of the action, the parties engaged in court-ordered mediation, as a result of which a consent decree was approved and entered on August 17, 2010 resolving several key claims in the litigation.  The Consent Decree identifies a specific cost share for each government for specified facilities and known areas of contamination, and sets forth a process for determining cost shares for contamination that may be identified in the future.  The Consent Decree does not select or advocate the selection of any particular cleanup program for the Site, and cleanup decisions are being made via the ongoing Environmental Impact Statement process.

The Consent Decree also does not resolve two claims raised in the State’s lawsuit - the State’s natural resource damages claim and its Nuclear Waste Policy Act claim.  The first claim, which the federal government has agreed to toll, will be pursued by the State Department of Environmental Conservation (as trustee of the State’s natural resources) and the Attorney General’s office.  The claim concerning the federal government’s obligation to pay fees for disposal of high level radioactive waste from the West Valley Demonstration Project under the Nuclear Waste Policy Act has not been settled or dismissed and remains in litigation.  In accordance with an agreed briefing schedule, the parties have submitted their opening and responsive briefs for competing motions to dismiss the Nuclear Waste Policy Act claim.   The Court issued an order on November 20, 2013 granting the State’s motion to dismiss this claim (for lack of ripeness), and denying the United States’ motion to dismiss to the extent that it sought a ruling on other grounds.

The plaintiffs in Hampton Transportation Ventures, Inc. et al. v. Silver et al. (now in Sup. Ct., Albany Co.) and other similar cases, including William Floyd Union Free School District v. State (now in Sup. Ct., New York Co.), Town of Brookhaven v. Silver, et al. (now in Sup. Ct., Albany Co.), Town of Southampton and Town of Southold v. Silver (now in Sup. Ct., Albany Co.), Town of Huntington v. Silver (now in Sup. Ct., Albany Co.), Mangano v. Silver (Sup. Ct., Nassau Co.), Town of Smithtown v. Silver (now part of the Mangano case in Sup. Ct., Nassau Co.) and Vanderhoef v. Silver (now in Sup. Ct., Albany Co.), challenge the constitutionality of 2009 Laws of New York chapter 25, which imposed certain taxes and fees, including a regional payroll tax, in the Metropolitan Commuter Transportation District, the revenue from which is passed to the Metropolitan Transportation Authority.  Plaintiffs sought judgments declaring that the enactment of Chapter 25 violated State constitutional provisions relating to the need for a home rule message, supermajority requirements for enactment of special or local laws, single purpose appropriation bill, and liability for the debts of public authorities. In addition, plaintiffs demand a judgment declaring that enactment of chapter 25 violated provisions of the Public Authority Law § 1266 requiring that the Metropolitan Transportation Authority be self-sustaining.  A village, a number of additional towns, Suffolk County and the Orange County Chamber of Commerce have joined the Mangano case as plaintiffs.   All of these cases were resolved on their merits for the defendants and are concluded.

In Maisto v. State of New York (formerly identified as Hussein v. State of New York), plaintiffs seek a judgment declaring that the State’s system of financing public education violates section 1 of article 11 of the State Constitution, on the ground that it fails to provide a sound basic education.  In a decision and order dated July 21, 2009, Supreme Court, Albany County, denied the State’s motion to dismiss the action.  The State appealed this denial to the Appellate Division, Third Department.  On January 13, 2011, the Appellate Division, Third Department, affirmed the denial of the motion to dismiss.  On May 6, 2011, the Third Department granted defendants leave to appeal to the Court of Appeals.  On September 15, 2011, the Court of Appeals placed the appeal on track for full briefing and oral argument.  The appeal was argued April 26, 2012.  On June 26, 2012, the Court of Appeals affirmed the denial of the State’s motion to dismiss.  Depositions have been completed.  The discovery deadline was

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May 3, 2013 , and the note of issue was filed on May 13, 2013 ..  A pre-trial conference was scheduled for December 23, 2014, and the trial is scheduled for January 21, 2015 ..

In Aristy-Farer, et al. v. The State of New York, et al. (Sup. Ct., N.Y. Co.), commenced February 6, 2013, plaintiffs seek a judgment declaring that the provisions of L. 2012, Chapter 53 and L. 2012, Chapter 57, Part A Section 1, which links payment of State school aid increases for 2012- 13 to submission of approvable teacher evaluation plans by local school districts violates, among other provisions of the State Constitution, Article XI, Section 1, because implementation of the statutes would prevent students from receiving a sound basic education.  Plaintiffs moved to enjoin the defendants from taking any actions that would reduce payment of State aid disbursements referred to as General Support for Public Schools (”GSPS“) to the City pending a final determination, and the State opposed this motion.  By order dated February 19, 2013, the Court granted the motion for preliminary injunction.  The State appealed, and on May 21, 2013, the Appellate Division, First Department, denied plaintiffs’ motion for a stay pending appeal.  Consequently, plaintiffs have agreed to vacate their preliminary injunction and the State will withdraw its appeal.   On April 7, 2014, the Court denied the State’s motion to dismiss, and the State has appealed. By decision dated August 12, 2014, the Court granted a motion to consolidate this case with New Yorkers for Student Educational Rights v. New York , summarized below.

In New Yorkers for Students Educational Rights v. New York , the organizational plaintiff and a number of individual plaintiffs initiated a new lawsuit on February 11, 2014, in Supreme Court, New York County, alleging that the State is not meeting its constitutional obligation to fund schools in the City and throughout the State to provide students with an opportunity for a sound basic education.  In particular, plaintiffs claim that the State is not meeting its funding obligations for City schools under the Court of Appeals decision in Campaign for Fiscal Equity (”CFE“) v. New York , 8 N.Y.3d 14 (2006), and -- reiterating the claims of Aristy-Farer -- challenge legislation conditioning greater funding for City schools on the timely adoption of a teacher evaluation plan.  Among other things, plaintiffs allege similar claims concerning other school districts throughout the State, and that the State has failed to provide assistance, services, accountability mechanisms and a rational cost formula to ensure that students throughout the State have an opportunity for a sound basic education.

Plaintiffs seek a judgment declaring that the State has failed to comply with CFE and the command of State Constitution Article XI to supply funding for public schools within the State, and that the gap elimination adjustment and caps on State aid and local property tax increases are unconstitutional. In addition, plaintiffs seek an injunction requiring the State to terminate the gap elimination adjustments and caps on State aid and local property tax increases, to reimburse the City for the funding that was withheld for failure to timely adopt a teacher evaluation plan, to supply increased assistance, services and accountability, to appoint an independent commission to determine the cost of giving students an opportunity for a sound basic education, and to revise State aid formulas.

The State filed a motion on May 30, 2014 to dismiss all claims, and on June 24, 2014, plaintiffs moved for a preliminary injunction seeking to restrain defendants from enforcing three of the four statutory provisions challenged in the underlying action.  Subsequently, defendants moved by Order to Show Cause on July 8, 2014 to change the venue of the preliminary injunction application, as well as the entire action, to Albany County.  The Court, via a Decision and Order dated August 8, 2014, granted defendants’ motion to transfer the preliminary injunction application to Albany County, but denied that part of the motion which sought to transfer the entire action.  Plaintiffs withdrew their motion for a preliminary injunction by letter dated October 27, 2014.  The Court denied defendants' motion to dismiss by order dated November 17, 2014, and granted the motion of the City of Yonkers to intervene as a plaintiff in the proceeding by separate order dated November 17, 2014. Defendants' deadline for filing an answer to the petition is November 28.

In New York State United Teachers, et al. v. The State of New York, et al. (Sup. Ct., Albany Co.), commenced February 20, 2013, plaintiffs seek a judgment declaring that the provisions of Education Law Section 2023-a, which limits the tax that school districts may levy on real property within their districts, violate , among other provisions of the State Constitution, Article XI, Section 1, because implementation of the statute would prevent students from receiving a sound basic education and impair the right of plaintiffs to substantially control school district finances.  Plaintiffs also seek injunctive relief barring application of the statutory tax cap to local education funding.  Defendants’ motion to dismiss the amended complaint was returnable on December 12, 2013.  After a series of judge reassignments, the Court issued a Decision and Order on September 23, 2014 which (1) granted defendants' motion to dismiss the First Amended Complaint which challenged the constitutionality of Education Law § 2023-a (i.e., the Tax Cap law); and (2) granted the plaintiffs' leave to serve a Second Amended Complaint to add a challenge to Education Law § 2023-b (i.e., the Tax Freeze law). The defendants' response to the Second Amended Complaint was due December 1, 2014. Another motion to dismiss is contemplated.

In Kateri Residence v. Novello (Sup. Ct., New York Co.) and several other cases, plaintiffs challenge a number of nursing home rate methodologies, including the ”reserve bed patient day adjustment,“ which regulates payments to nursing homes when long

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term care patients are receiving off-site care. Supreme Court, New York County, granted partial summary judgment to plaintiffs in Kateri, finding that the reserve bed patient day adjustment rate methodology was improper.  In addition, the Court directed the defendant to re-compute Medicaid rates for the plaintiffs’ facilities.  The deadline for such re-computation was June 28, 2013.  The Appellate Division, First Department affirmed the Supreme Court’s partial summary judgment decision on interlocutory appeal and remanded the case to the Supreme Court for further proceedings.  The Court of Appeals denied leave to appeal on the grounds that the decision was not final.  The Supreme Court directed the defendant to compute Medicaid rates for the plaintiffs’ facilities, which was completed in October 2013.  The parties are now conducting discovery. Plaintiffs have brought a motion, returnable March 5, 2014, to compel payment of the impacted Medicaid rates computed so far by Department of Health staff, resulting from application of the reserve bed day methodology. On June 3, 2014, the court granted this motion, directing payment of $6.5 million of the $49 million sought by plaintiff. Plaintiffs brought an additional motion to consolidate over 200 other Medicaid rate cases into the present case, which was granted.  The State has filed a notice of appeal.

In Oneida Indian Nation of New York v. Paterson, et al. and four consolidated cases, the tribal plaintiffs seek declaratory judgments that their rights under federal law have been violated by Chapters 134 and 136 of the Laws of 2010, which amended the Tax Law regarding collection of excise taxes on reservation cigarette sales to non-tribal members and enjoining the State from enforcing those laws.  The District Court for the Western District of New York rejected plaintiffs’ motions for preliminary injunctions in four of the five cases, but granted a stay of enforcement pending plaintiffs’ appeal.   Plaintiffs’ motion for a preliminary injunction was granted by the District Court for the Northern District of New York in the fifth case.  The Second Circuit Court of Appeals affirmed the Western District’s orders on May 9, 2011, which denied the plaintiffs’ motions for preliminary injunctions, and vacated the Northern District’s order granting the motion for a preliminary injunction, vacated all stays pending appeal, and remanded the cases to the respective District Courts for further proceedings consistent with the Court’s opinion.  In the Northern and Western District cases, the State has moved for summary judgment and the plaintiffs have moved for voluntary dismissal without prejudice.  The motions were taken on submission in the Northern District on November 25, 2011 and argued in the Western District on December 20, 2011.  On January 9, 2012, the District Court for the Northern District of New York granted plaintiff’s motion for voluntary dismissal without prejudice and denied the State defendants’ motion for summary judgment as moot.

In New York Insurance Association, Inc. v. State (Sup. Ct., Albany Co.), several insurance companies and an association of insurance companies seek a declaration that certain assessments issued against the plaintiff insurance companies by the Insurance Department pursuant to Insurance Law § 332 violate the Insurance Law and the State and federal Constitutions to the extent that the assessments include amounts for items that are not direct expenses of the Insurance Department.  The plaintiff insurance companies allege, among other things, that these assessments constitute an unlawful tax because they include amounts for items that are not the legitimate direct and indirect costs of the Insurance Department.  Depositions have been completed.  The note of issue was filed on June 3, 2013.  The parties have moved for summary judgment and the motions were submitted on March 25, 2014.  The plaintiffs/intervenor-plaintiffs have served a third amended complaint, which adds a challenge to the 2012-13 assessments, and have supplemented summary judgment papers to address this claim.

In July 2011, plaintiffs sued the State and other Defendants in Akwesasne Convenience Store Association et al. v. State of New York, in Supreme Court, Erie County, seeking a declaration that the statutory voucher system impermissibly burdens Indian commerce and is preempted by federal law and further seeking to enjoin the implementation, administration or enforcement of the system.  The court denied plaintiffs’ request for a temporary restraining order and, in a decision dated August 18, 2011, also denied plaintiffs’ subsequent motion for a preliminary injunction.  Plaintiffs appealed to the Appellate Division, Fourth Department, which denied plaintiffs’ motion for a preliminary injunction pending appeal on September 14, 2011.  By decision dated August 2, 2012, the Supreme Court, Erie County, granted defendants’ motion for summary judgment dismissing the complaint and denied plaintiffs’ cross motion for summary judgment.  Plaintiffs appealed directly to the Court of Appeals by notice of appeal filed on October 12, 2012.  On January 15, 2013, the Court of Appeals transferred the appeal to the Appellate Division, Fourth Department, on the grounds that a direct appeal to the Court of Appeals does not lie.

Authorities: General

Generally, the fiscal stability of the State is partially dependent upon the fiscal stability of its public Authorities, including those that finance, construct and/or operate revenue-producing public facilities.  These Authorities generally pay their own operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, tuition and fees, rentals charged for housing units, and charges for occupancy at medical care facilities.  In addition, State legislation also authorizes numerous financing structures, which may be used for the financings.

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Furthermore, there are statutory arrangements that, under certain circumstances, authorize State local assistance payments otherwise payable to localities to be made rather to certain Authorities to secure the payment of debt service on their revenue bonds and notes.  However, the State has no constitutional or statutory responsibility to give assistance to localities above amounts that have been appropriated therefor in any particular year.  Some public Authorities also receive funds from State appropriations to pay for the operating costs of certain programs.

Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions provided for in legislative authorization.  Not surprisingly, the State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its Authorities were to default on their respective obligations.  As of December 31, 2013 (with respect to the New York Job Development Authority, as of March 31, 2014 ), there were 19 Authorities with outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, was approximately $ 175 billion, only a portion of which constitutes State-supported or State-related debt.

Metropolitan Transportation Authority

In December 2014 , MTA released its adopted 2015 Budget and Four-Year Financial Plan 2015-2018 (the ”MTA Plan“) for itself and its affiliates and subsidiaries, which operate various rail, subway and bus services in the City and the surrounding area.  The MTA Plan reflects MTA’s continued pursuit of seeking greater operational efficiency and additional cost saving initiatives , and addresses long-term costs such as health care, pensions and paratransit that were previously viewed as uncontrollable ..  Despite an improved outlook and signs of regional economic recovery, if the national recovery were to falter and negatively impact the regional economy, MTA has limited financial reserves to offset lower-than-expected operating revenues, taxes and subsidies.  The MTA Plan assumes that State budget actions will provide full remittance to MTA of all resources collected on MTA’s behalf as well as that additional efficiency savings will be identified , and that those efforts will be sustainable.  Furthermore, although MTA has been successful in the face of challenges to the Payroll Mobility Tax, external pressures on this funding source remain, and any changes to this tax could negatively impact this important MTA revenue source.  For instance, if the tax were repealed in counties outside of the City, MTA would lose about $300 million annually.  Moreover, if the Payroll Mobility Tax were repealed for those suburban counties, or if MTA does not achieve the three ”net zero“ labor settlement, deficits would spike by about $1.2 billion over the MTA Plan period, and significant ”one-shot“ actions would be required, which would be a devastating blow to the expected 2015-2019 MTA capital program.  In addition, the MTA faces long-term vulnerabilities due to, among other things, increased costs associated with certain ”mega“ projects reflected in the MTA Plan, uncertain support from the federal government for the MTA capital program and dramatically increased insurance costs as a result of two major weather events in two years.   The MTA Plan revealed an actual net cash balance of $314 million in 2013, and estimated net cash balances of $ 150 million in 2014, $ 64 million in 2015 , $102 million in 2016 and $1 million in 2017 , with a projected cash deficit of $ 322 million in 2018 ..

The official financial disclosure of the MTA and its subsidiaries is available by contacting the Metropolitan Transportation Authority, Finance Department, 347 Madison Avenue, 6th Floor, New York, New York 10017, or by visiting the MTA website at www.mta.info.

New York City Economy

The fiscal demands on the State may be affected by the fiscal condition of the City ..  The City relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.  There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets in any given fiscal year will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures.

The discussion that follows regarding the status of the City economy is based primarily on information published by OMB no later than June 26, 2014 ..  All predictions and past performance information regarding the City economy contained in this subsection were made by OMB on or prior to that date, even though they may be stated in the present tense, and may no longer be accurate.   All the risks to the national and State economies apply to the City economy.   In conjunction with this summary of the City economy you should also review the ”State Economy“ subsection of this ” State Specific Information— New York“ section of this SAI which presents DOB’s assessment of the national and State economy.

While the U.S. economy continues its sluggish growth, the City’s economy has seen sustained growth after the financial crisis which started late in 2008.  According to OMB, as of February 2014, most of the service-providing sectors in the City have exceeded their pre-financial crisis peaks.  In total, the City’s private sector employment increased 2.6 percent in 2013.  This was

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the third consecutive year that private employment increased by more than 2 percent.  OMB expects, however, that the private sector job market will return to a more steady growth rate of 1.7 percent in 2014, followed by a moderate growth annual rate of 1.5 percent in 2015-2018.  Despite strong job growth for the City during 2010-2012, OMB indicated that the City’s unemployment rate remained high at 7.4 percent in 2013, although it subsequently dropped to 6.4 percent in October 2014.  Wages are expected to increase by 2.5 percent in 2014, followed by average growth of 2.6 percent annually from 2015-2018.  Consequently, total wage earnings in the City in 2014 are projected to be approximately $323 billion, an increase of 3.9 percent.

Wall Street saw compensation rise again, as cash bonuses return and deferred equity awards from prior years continue to vest. Consequently, securities wage earnings are expected to be 5.8 percent greater (including bonus) in 2013 as compared to 2012.  (Securities wage earnings are adjusted, and first quarter bonus payments are accrued to the previous calendar year to reflect when wages are actually earned.)  However, strong profits on Wall Street did not lead to job creation, as the securities sector lost about 4,000 jobs.  Furthermore, while Wall Street firms saw earnings performance normalize in 2013, uncertainty remains from monetary policy actions and increased regulatory oversight. OMB, therefore, projects a decline in profits in 2014 to a more normal $14 billion.  At the same time, securities firms are projected to add 1,000 jobs per year from 2014-2018.  Wall Street firms traditionally have reserved approximately 53 percent of their net revenue for compensation.  However, the ratio has dropped under that mark in recent years, and this pattern is anticipated to continue with securities wage earnings decreasing by about 6 percent before continuing slight increases in 2016-2018.

Unlike the financial sector, the continuing economic recovery has increased growth in professional and business services, tourism-related sectors ( such as retail trade and leisure and hospitality ), the information sector, and the education and health sectors.  The professional and business services sector has exceeded its pre-recession peak by 45 ,000 jobs, adding jobs in employment, computer , management and advertising services ..  OMB projects employment growth to average 14 ,000 jobs per year from 2014- 2018.   Tourism continues to be an important contributor to the City’s economy, as the City welcomed an all-time high of 54.3 million visitors in 2013, exceeding the recent prior records set in 2012 and 2011.  As a result, occupancy rates at local hotels reached a record high of approximately 89 percent in 2013.  After gaining about 72,000 jobs combined in 2010-2013, this sector is projected to grow an average of 10,000 jobs per year from 2014 to 2018.  Tourism has also benefitted retail trade, with employment in this sector growing by an average of 12,000 jobs annually from 2010-2013, and projected to add about 9,000 jobs per year through 2018.  The information sector has added more than 13,000 jobs from 2010-2013, and is expected to grow by about 4,000 per year through 2018.  The historically non-cyclical sectors of education and health services continued to add jobs, growing by almost 25,000 in 2013.  OMB forecasts an additional 11,000 and 6,000 jobs in 2014 and 2015, respectively.

Other facets of the City’s economy continue to improve in addition to the labor market.  For example, strong job growth in office-using employment benefitted the commercial real estate market, which resulted in new leases of more than 25 million square feet in 2013, a trend that has continued into 2014.  Conversely, with new space from One World Trade Center flooding the market, vacancy rates are expected to increase in 2014, putting negative pressure on asking rents.  In addition, investors have a positive outlook for the City’s office market, evidenced by the steady flow of large commercial transactions totaling $100 million or more over the past four years, following a deep decrease during the financial crisis.  If job additions in the office-using sectors keep their pace as anticipated, then OMB expects that the City’s commercial real estate market should perform well, on both the leasing and investment fronts.  The City’s residential real estate market has displayed signs of a genuine recovery, with total sales volume increasing 17.8 percent in 2013 after increasing 7.6 percent in 2012. Furthermore, because a surge of high-end sales to beat federal tax law changes elevated the average price in 2012, average prices for all housing categories decreased by 1.3 percent in 2013.  On the other hand, although building permits increased 70 percent in 2013, they remain below trend.

The official financial disclosure of the City and the financing entities issuing debt on its behalf is available by contacting OMB Investor Relations at (212) 788- 0920 or contacting the City Office of Management and Budget, 255 Greenwich St., 8th Floor, New York, NY 10007.

New York City Financial Plan

On May 8, 2014 , the Mayor’s office released the Executive Budget for Fiscal Year 2014- 15 (the ”Executive Budget“).  On June 26, 2014 , the City Council adopted the Executive Budget with certain modifications (the ”City Plan“).   The City Plan was subsequently modified by the Mayor in November 2014 ..  The City’s fiscal year for 2015 ends on June 30, 2015 ..  (The City’s fiscal year for 2016 will run from July 1, 2015 to June 30, 2016 ..)  The City Plan’s projected revenues and expenditures for the 2015 fiscal year are balanced, in accordance with GAAP (except for the application of GASB Statement No. 49, which prescribes the accounting treatment of pollution remediation costs).  However, the City Plan projects gaps of $ 1.8 billion, $1. 2 billion and $1. 8 billion for fiscal years 2016 , 2017 and 2018 , respectively.

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The City Plan estimates total revenues of $ 77.0 billion for fiscal year 2015 , and total revenues for each of the gap out-years of approximately $ 77.0 billion in 2015 -16, $79.2 billion in 2016 -17 and $ 81 ..6 billion in 2017 -18 ..  The City Plan’s projections for total expenditures for fiscal year 2015 is $ 77.0 billion , and for each of the gap out-years is approximately $ 78 ..8 billion in 2015 -16, $80.4 billion in 2016 -17 and $ 83.4 billion in 2017 -18 ..

The staffs of the New York State Financial Control Board (”FCB“), Office of the State Deputy Comptroller for the City of New York (”OSDC“), the City Comptroller and the Independent Budget Office (”IBO“) issue periodic reports on the City’s financial plans.  Copies of the most recent reports are available by contacting: FCB, 123 William Street, 23rd Floor, New York, NY 10038, Attention: Executive Director; OSDC, 59 Maiden Lane, 29th Floor, New York, NY 10038, Attention: Deputy Comptroller; City Comptroller, Municipal Building, 6th Floor, One Centre Street, New York, NY 10007-2341, Attention: Deputy Comptroller for Budget; and IBO, 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.

New York City Financing Program

Successful execution of the City Plan depends upon the City’s ability to market its securities successfully.  According to the City Plan, the City’s program for financing capital projects for fiscal years 2015 through 2018 projects $ 25 ..0 billion of long-term borrowing to support the City’s current capital program.  This does not include State funded financing for education capital purposes through New York City Transitional Finance Authority (”TFA“) Building Aid Revenue Bonds (”BARBS“).  The financing of the City’s capital program is divided among General Obligation (”GO“) bonds, TFA bonds (other than BARBS) and New York City Municipal Water Finance Authority (”NYW“) bonds.  During fiscal years 2015 through 2018 , the City is expected to issue $ 9.4 billion in GO bonds ; TFA is expected to issue $ 10.4 billion in bonds ; and NYW is expected to issue $5. 1 billion in bonds ..  In addition, TFA expects to issue $ 5.8 billion of BARBs during fiscal years 2015 through 2018 ..

The debt service for the City, TFA (excluding BARBs) and City appropriation debt or conduit debt, not including the effect of pre-payments, is 7.6 percent of the City’s total budgeted revenues in 2014 ..  That ratio is expected to increase to 9.7 percent in 2018 ..  As a percentage of tax revenues, the debt service ratio was 11.7 percent in fiscal year 2014 and is anticipated to grow to 13.8 percent in fiscal year 2018 ..

For fiscal year 2014 , the City’s total debt outstanding issued through GO bonds, TFA bonds, TSASC bonds and Conduit Debt (other than TFA BARBS) is expected to be approximately $ 69.8 billion.  Another $ 30.0 billion in NYW bonds are expected to be outstanding for fiscal year 2014 ..  For fiscal year 2015 , the City’s total debt outstanding issued through GO bonds, TFA bonds, TSASC bonds and Conduit Debt (other than BARBS) is expected to be approximately $ 72.0 billion.  Another $ 31.3 billion in NYW bonds are expected to be outstanding for fiscal year 2015 ..

The City Plan is predicated on numerous assumptions, including the condition of the City’s and the region’s economies and the associated receipt of economically sensitive tax revenues in the projected amounts.  The City Plan is also subject to a variety of other factors.

In addition to borrowings related to capital projects, the City issues both revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, NYW, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions.  The City’s planned capital and operating expenditures are dependent upon the sale of its GO debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC.

The City’s outstanding GO bonds were rated AA with a stable outlook by S&P as of December 2, 2014, AA with a stable outlook by Fitch as of August 8, 2014 and Aa2 with a stable outlook by Moody’s as of February 28, 2014 ..  Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the City’s GO bonds.

Other Localities

Historically, the State has provided unrestricted financial assistance to cities, counties, towns and villages outside of the City.  Certain localities outside the City have experienced financial problems and have consequently requested and received additional State assistance during the last several State fiscal years.  While a relatively infrequent practice, deficit financing by local governments has become more prevalent in recent years.  Not included in the projections of the State’s receipts and

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disbursements for the State’s 2013-14 fiscal year or thereafter is the potential impact of any future requests by localities for additional financial assistance.

Like the State, localities must respond to changing political, economic and financial influences that can adversely affect their financial condition.  For example, the State or federal government may decrease (or, potentially, eliminate) funding of local programs, therefore requiring localities to pay those expenditures using their own funds.  Furthermore, prior cash flow problems for the State have caused delays in State aid payments, which in some instances, have necessitated short-term borrowing at the local level.  Additional factors that have had, or could have, an impact on the fiscal condition of localities include: the loss of temporary federal stimulus funding; recent State aid trends; constitutional and statutory limitations on the imposition by localities and school districts of property, sales and other taxes; and for certain communities, the substantial upfront costs for rebuilding and clean-up after a natural disaster.

Localities may face unanticipated problems as a result of pending litigation, judicial decisions and long-range economic trends.  They may also require additional State assistance because of other large-scale potential problems, such as declining urban populations, reductions in the real property tax base, increasing expenditures, or the loss of skilled manufacturing jobs.  Severe financial difficulties could jeopardize localities’ access to the public credit markets, which may negatively impact the marketability of notes and bonds issued by the localities within the State.

Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings.  For the 2012-13 fiscal year, the total indebtedness for all localities in the State other than the City was approximately $43. 6 billion.  This figure includes bonds issued by the localities , certain debt guaranteed by the localities and installment purchase contracts , but excludes capital lease obligations, assets held in sinking funds, certain amounts available at the start of a fiscal year for redemption of debt, and the indebtedness of certain localities that did not file annual financial reports with the State Comptroller.

OHIO

As described above, the Ohio Fund will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). The Ohio Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations.  The following information constitutes only a brief summary of some of the many complex factors that may have an effect.  The information does not apply to ”conduit“ obligations on which the public issuer itself has no financial responsibility.  This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate.  No independent verification has been made of any of the following information.

Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

Much of this information is as of January 9, 2015 , particularly debt figures and other statistics.

Ohio is the seventh most populous state. The Census count for 2010 was 11,536,104, up from 11,353,100 in 2000. The Census estimates Ohio’s population for 2013 at 11, 570,808 ..

While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and machinery, including electrical machinery. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State’s area devoted to farming and a significant portion of total employment in agribusiness.

In earlier years, the State’s overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.6% national figure. From 1991 through 1998, however, the annual State rates were below the national rates, then again slightly higher in 1999 (4.3% vs. 4.2%), even in

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2000 (4.0% vs. 4.0%), lower in 2001 (4.4% vs. 4.7%) and 2002 (5.7% vs. 5.8%), and higher in 2003 (6.2% vs. 6.0%), 2004 (6.1% vs. 5.5%), 2005 (5.9% vs. 5.1%), 2006 (5.5% vs. 4.6%), 2007 (5.6% vs. 4.6%), 2008 (6.5% vs. 5.8%), 2009 (10.1% vs. 9.3%), and 2010 (10.0% vs. 9.6%). Then, in 2011, the State again experienced a lower average unemployment rate than the nation as a whole (8. 7 % vs. 8.9%). This trend continued in 2012 (7.4% vs. 8.1%).  The State’s unemployment rate of 7.4% was even with the national rate for 2013. In 2014 , the State unemployment rate was 6.9% in January and was 5.0% in November. The unemployment rate and its effects vary among geographic areas of the State.

There can be no assurance that future national, regional or state wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in an Ohio Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

Consistent with the Ohio Constitution provision that no State appropriation may be made for a period longer than two years, the State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is effectively precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well established procedures for, and as described below has timely taken, necessary actions to ensure resource/expenditure balances (particularly in the GRF) during less favorable economic periods such as the current fiscal biennium. Those procedures include general and selected reductions in appropriations spending. None of those actions were or are being applied to appropriations or expenditures needed for debt service or lease payments relating to any State obligations.

The GRF ending fund balance for Fiscal Year 2014 (before year-end transfers) was $ 1 ..28 billion.

Biennium	Cash Balance	Fund Balance(a)	Fund Balance less Designated Transfers(b)
2002-03	$ 396,539,000	$ 52,338,000	$ 52,338,000
2004-05	1,209,200,000	682,632,000	127,800,000
2006-07	1,432,925,000	215,534,000	215,534,000
2008-09	734,526,000	389,103,000	389,103,000
2010-11	844,467,000	430,707,000	138,816,000
2012-13	2,639,249,000	2,278,202,000	1,110,942,000

(a) Reflects the ending cash balance less amounts encumbered to cover financial commitments made prior to the end of the fiscal year.

(b) Reflects the ending fund balance less amounts designated for transfer to other funds, including the BSF.

The appropriations act for the 2014-15 biennium included all necessary appropriations for debt service on State obligations and for lease payments relating to lease rental obligations issued by the Treasurer of State.

Consistent with State law, the Governor's Executive Budget for the 2014-15 biennium was released in February 2013 and introduced in the General Assembly. After extended hearings and review, the 2014-15 biennial appropriations Act was passed by the General Assembly and signed (with selective vetoes) by the Governor on June 30, 2013.

The following is a selective general discussion of State finances, particularly GRF receipts and expenditures, for recent and the current bienniums. The State administrations and both houses of the General Assembly have been and are committed to and have taken and continue taking actions that ensure a balance of GRF resources and expenditures.

2004-05

The GRF appropriations Act for the 2004-05 biennium was passed by the General Assembly and signed (with selective vetoes) by the Governor in June 2003. The Act provided total GRF biennial expenditures of approximately $48.79 billion based upon

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total projected GRF biennial revenue of approximately $48.95 billion .. That Act and the separate appropriations acts for the biennium included all necessary debt service and lease-rental payments related to State obligations.

Among other expenditure controls, the Act included Medicaid cost containment measures including pharmacy cost management initiatives, limited expenditure growth for institutional services and implementation of managed care for higher-cost populations; continued phase-out of certain tangible personal property tax relief payments to local governments; the closing by consolidation of three institutional facilities during the biennium; adjustments in eligibility guidelines for subsidized child care from 185% to 150% of the federal poverty level and freezing certain reimbursement rates; no compensation increases for most State employees in Fiscal Year 2004 and limited one-time increases in Fiscal Year 2005; and continued the limitation on local government assistance fund distributions to most subdivisions and local libraries to the lesser of the equivalent monthly payments in Fiscal Year 2003 or the amount that would have been distributed under the standard formula.

The GRF expenditure authorizations for the 2004-05 biennium reflected and were supported by revenue enhancement actions contained in the Act including:

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A one-cent increase in the State sales tax (to six percent) for the biennium (expiring June 30, 2005), projected to generate approximately $1.25 billion in each Fiscal Year.

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Expansion of the sales tax base to include dry-cleaning/laundry services, towing, personal care and other services, and satellite television, to produce in aggregate approximately $102 million annually. On February 12, 2009, an Ohio appeals court overruled a 2007 trial court decision and upheld the inclusion of satellite television in the sales tax base, which produces approximately $54 million annually. The Ohio Supreme Court on December 27, 2010, affirmed the court of appeals decision in favor of the State, and on June 25, 2012 the United States Supreme Court declined to hear this case.

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Moving local telephone companies from the public utility tax base to the corporate franchise and sales tax, projected at the time to produce approximately $29 million annually.

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Elimination of the sales tax exemption for wide area telephone service (WATS) and 800 telecom services coupled with the enactment of a more limited exemption for call centers, projected at the time to produce approximately $64 million annually.

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Adjustments in the corporate franchise tax through the adoption of the Uniform Division of Income for Tax Purposes Act (UDITPA) for apportionment of business income among states, and an increase in the corporate alternative minimum tax, projected at the time to produce in aggregate approximately $35 million annually.

The Act also authorized and OBM on June 30, 2004 transferred $234.7 million of proceeds received from the national tobacco settlement into the GRF. In addition, the Act authorized the draw down during the biennium of federal block grant and Medicaid assistance aid made available to the State under a federal law effective May 28, 2003. OBM drew down $211.6 million and $316.8 million of those federal monies in Fiscal Years 2004 and 2005, respectively.

Based on regular monitoring of revenues and expenditures, OBM in March 2004 announced revised GRF revenue projections for Fiscal Years 2004 and 2005 based primarily on reduced revenue collections from personal income taxes. In response to OBM reducing its GRF revenue projection by $247.1 million (1.02%) for Fiscal Year 2004 and by $372.7 million (1.48%) for Fiscal Year 2005, the Governor ordered Fiscal Year 2004 expenditure reductions of approximately $100 million. On July 1, 2004, the Governor ordered additional Fiscal Year 2005 expenditure cuts of approximately $118 million and a reduction of $50 million in State spending on Medicaid reflecting an increased Federal share of certain Medicaid services. Expressly excluded from those reductions were debt service and lease rental payments relating to State obligations, State basic aid to elementary and secondary education, instructional subsidies and scholarships for public higher education, in-home care for seniors and certain job creation programs. The balance of those revenue reductions were offset by GRF expenditure lapses and, for Fiscal Year 2005, elimination of an anticipated $100 million year-end transfer to the BSF while maintaining a one-half percent year-end GRF fund balance.

The State ended Fiscal Year 2004 with a GRF fund balance of $157.5 million. Improving economic conditions had a positive effect on revenue in Fiscal Year 2005. With GRF revenue receipts modestly outperforming estimates for much of the Fiscal Year, OBM in June 2005 increased its GRF revenue estimates by $470.7 million. Final Fiscal Year 2005 GRF revenue came in $67.4 million above that revised estimate. With Fiscal Year 2005 spending close to original estimates, the State made the following Fiscal Year-end allocations and transfers: $60 million to address a prior-year liability in the Temporary Assistance to Needy Families (TANF) program; $40 million to a disaster services contingency fund; $50 million to the State’s share of the school facilities construction program; and $394.2 million to the BSF. After these and certain smaller transfers, the State ended Fiscal Year 2005 and the biennium with a GRF fund balance of $127.8 million and a BSF balance of $574.2 million.

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2006-07

Consistent with State law, the Governor’s Executive Budget for the 2006-07 biennium was released in February 2005 and introduced in the General Assembly. After extended hearings and review, the GRF appropriations Act for the 2006-07 biennium was passed by the General Assembly and signed (with selective vetoes) by the then Governor on June 30, 2005. That Act provided for total GRF biennial appropriations of approximately $51.3 billion (a 5.0% increase over 2004-05 biennial expenditures) based upon expected total GRF biennial revenue of approximately $51.5 billion (a 3.8% increase over 2004-05 biennial revenue ). Spending increases for major program categories over the 2004-05 actual expenditures were: 5.8% for Medicaid (the Act also included a number of Medicaid reform and cost containment initiatives); 3.4% for higher education; 4.2% for elementary and secondary education; 5.5% for corrections and youth services; and 4.8% for mental health and mental retardation. The Executive Budget, the GRF appropriations Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations.

The GRF expenditure authorizations for the 2006-07 biennium reflected and were supported by a significant restructuring of major State taxes, including:

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A 21% reduction in State personal income tax rates phased in at 4.2% per year over the 2005 through 2009 tax years.  See 2010-11 and 2012-13 for discussion of postponement of the final installment of this personal income tax reduction until the end of tax year 2010.

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Phased elimination of the State corporate franchise tax at a rate of approximately 20% per year over the 2006 through 2010 tax years (except for its continuing application to financial institutions and certain affiliates of insurance companies and financial institutions).  See 2012-13 and Current Biennium for discussion of the replacement of the corporate franchise tax with a new financial institutions tax effective tax year 2014.

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Implementation of a new commercial activity tax (CAT) on gross receipts from doing business in Ohio phased in over the 2006 through 2010 fiscal years. The CAT is being levied at its fully phased-in rate of 0.26% on gross receipts in excess of $1,000,000. The fully implemented CAT produces about $1.45 billion annually with $139 million of that amount attributable to its application to motor fuels. In September 2009, the Ohio Supreme Court ruled that food sales for off-premise consumption may be included in the CAT base. On December 7, 2012, the Ohio Supreme Court upheld the application of the CAT to gross receipts from the sales of motor fuels, but ordered that the proceeds of the CAT derived from those gross receipts — estimated by OBM at approximately $ 100 million annually — could not in the future be applied to non-highway purposes. Under provisions enacted in the biennial appropriations Act for the current biennium (see Current Biennium), the State is phasing out the CAT on the sale of motor vehicle fuel and replacing it with a ”motor fuel receipts tax“ (MFRT), computed on the basis of gross motor fuel receipts received by in-State suppliers. In accordance with the Ohio Supreme Court's ruling, MFRT receipts are required to be used for highway purposes.

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A 5.5% State sales and use tax (decreased from the 6.0% rate for the 2004-05 biennium).

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An increase in the cigarette tax from $0.55 per pack (of 20 cigarettes) to $1.25 per pack.

The Governor signed into law on June 5, 2006 legislation enacted by the General Assembly imposing a limitation on most GRF appropriations commencing with the 2008-09 biennium. This statutory limitation initially uses Fiscal Year 2007 GRF appropriations as a baseline (excluding appropriations for debt service, tax relief and refunds, and certain appropriations reflecting moneys received from the federal government) and then applies an annual growth factor equal to the greater of 3.5% or the sum of the inflation rates and rate of State population change. Every fourth fiscal year thereafter becomes a new base year. This legislation was enacted as an alternative to a proposed ”tax and expenditure limitation“ (TEL) amendment to the Ohio Constitution that was withdrawn from the November 2006 general election ballot. All GRF appropriations since have complied with this limitation.

The State ended Fiscal Year 2006 with a GRF cash balance of $1.529 billion and a GRF fund balance of $1.026 billion. Of that ending GRF fund balance, the State carried forward $631.9 million to cover the expected and planned for variance of Fiscal Year 2007 GRF appropriations over estimated revenue, to offset the one-time cost of accelerating the phase-in of reductions in State personal income tax withholding rates, and to maintain the required 0.5% of Fiscal Year 2007 GRF revenue as an ending fund balance. The remaining approximately $394 million was deposited into the BSF increasing its balance to $1.012 billion (which includes $40 million in receipts collected from a broad tax amnesty initiative and deposited in June 2006). The State ended Fiscal Year 2007 with a GRF cash balance of $1.433 billion and a GRF fund balance of $215.5 million.

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2008-09

Ongoing and rigorous consideration was given by the Governor and the General Assembly to revenues and expenditures throughout Fiscal Years 2008-09, primarily as a result of the Ohio economy being negatively affected by the national economic downturn. Budgetary pressures during this period were primarily due to continuing lower than previously estimated levels of receipts from certain major revenue sources.

Consideration came in three general time frames – winter 2007, fall/winter 2008, and spring 2009. Significant measures were taken including use of the entire Budget Stabilization Fund (BSF) balance and expenditure reductions and spending controls on State agencies and departments.

Consistent with State law, the Governor’s Executive Budget for the 2008-09 biennium was released in March 2007 and introduced in the General Assembly. After extended hearings and review, the GRF appropriations Act for the biennium was passed by the General Assembly and signed (with selective vetoes) by the Governor on June 30, 2007. Reflecting the continued implementation of the restructuring of State taxes commenced in 2006-07, that Act was based upon then estimated total GRF biennial revenues of approximately $53.5 billion (a 3.9% increase over the 2006-07 biennial revenue) and total GRF biennial appropriations of approximately $52.4 billion (a 2.1% increase over the 2006-07 biennial expenditures). Spending increases for major program categories over the 2006-07 actual expenditures were: 2.2% for Medicaid (the Act also included a number of Medicaid reform and cost containment initiatives); 13.2% for higher education; 5.2% for elementary and secondary education; 4.9% for corrections and youth services; and 4.7% for mental health and mental retardation. The Executive Budget, the GRF appropriations Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations.

The original GRF expenditure authorizations for the 2008-09 biennium reflected and were supported by tax law changes contained in the Act, including:

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Restructuring the nonresident tax exemption for Ohio motor vehicle purchases projected to produce approximately $54.0 million for the biennium.

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Restoring local government fund support by committing a specified percentage of all tax revenues deposited into the GRF, with local governments to receive 3.7% of total GRF tax revenues annually and local libraries to receive 2.22% of total GRF tax revenues annually.  (See 2012-13 below for a discussion of changes to these allocations.)

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Eliminating the $300 per month cigarette and tobacco product importation exemption projected to produce approximately $25.0 million annually.

The GRF appropriations Act also created the Buckeye Tobacco Settlement Financing Authority to securitize tobacco settlement receipts payable to the State under the November 1998 national tobacco settlement. On October 29, 2007, the Authority issued $5.53 billion of tobacco settlement asset-backed bonds to fund capital expenditures for higher education ($938 million) and common school ($4.112 billion) purposes over three years in lieu of the State issuing GRF-backed general obligation bonds to fund those capital expenditures. The resulting debt service savings to the GRF partially funded the expansion of the homestead exemption property tax relief program in the Act. The Act reprogrammed all prior General Assembly allocations of anticipated tobacco settlement receipts to enable the pledge of 100% of those receipts to the payment of debt service on the Authority’s obligations. The State had previously enacted legislation allocating its anticipated share of those receipts through Fiscal Year 2012 and making a partial allocation thereafter through Fiscal Year 2025, with the largest allocations to elementary and secondary school capital expenditures, and with other amounts allocated for smoking cessation and health-related purposes, biomedical research and technology transfer, and assistance to the tobacco growing areas in the State.

Winter 2007. With the Ohio economy expected to be negatively affected by the national economic downturn, in January 2008 OBM reduced its original GRF revenue projections by $172.6 million for Fiscal Year 2008 and $385.1 million for Fiscal Year 2009. Based on those lower GRF revenue estimates and increased costs associated with rising Medicaid caseloads, OBM projected a budgetary shortfall for the 2008-09 biennium of $733 million.

Executive and legislative actions taken in response to those OBM estimates, included:

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On January 31, 2008, the Governor issued an executive order directing expenditure reductions and spending controls totaling approximately $509 million (of which about $402 million was realized) for the 2008-09 biennium, as well as limitations on major purchases, hiring and travel, based primarily on the transfers of unspent agency appropriations and the June 2008 action described below. Allocation of those reductions was determined by the

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OBM Director in consultation with the affected agencies and departments, with annual expenditure reductions ranging up to 10%. An employee reduction plan was also announced aimed at reducing the State’s workforce by up to 2,700 through selective elimination of positions, attrition, unfilled vacancies and an early retirement incentive program. Expressly excluded from the cutbacks were appropriations for or relating to debt service on State obligations, State higher education instructional support, foundation formula support for primary and secondary education, Medicaid entitlement programs, and ad valorem property tax relief payments.

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Transfer of unspent agency appropriations then expected to total $120 million in Fiscal Year 2008 and $78 million in Fiscal Year 2009.

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Authorizing expansion of the State-run lottery system to include ”keno“ games then projected to generate $65 million in Fiscal Year 2009 of which approximately $25 million was realized.

In June 2008, the General Assembly also passed legislation that provided for, among other things, transfers to the GRF (after a selective line-item veto) of up to $63.3 million from the BSF for the State’s share of increased Medicaid costs, $55 million from rotary funds and $25 million in uncommitted interest earnings from proceeds of the State’s Tobacco Settlement Asset-Backed Bonds.

Fall/Winter 2008.  With the Ohio economy continuing to be negatively affected by the national economic downturn, OBM on September 10, 2008 announced a $540 million further reduction in its GRF revenue projections for Fiscal Year 2009 and a projected Fiscal Year budgetary shortfall of the same amount. Executive actions announced to offset the projected shortfall included:

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Use of additional planned Fiscal Year-end lapses and GRF carry forward totaling $126.4 million.

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Use of balances in various non-GRF ”rotary funds“ totaling $112 million.

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Transfer to the GRF an additional $40 million of interest earnings on the proceeds of the tobacco securitization referred to above.

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As authorized by June 2008 legislation referred to above, a transfer to the GRF of $63.3 million to pay for previously authorized Medicaid expenditures.

The $198.3 million remainder of the projected shortfall was offset by a 4.75% reduction in most agency appropriations, which did not apply to appropriations for debt service or tax relief, Medicaid and disability financial assistance, Department of Education aid to local school districts, the Departments of Rehabilitation and Corrections and Youth Services , and selected others.

On December 1, 2008, OBM announced a further $640.4 million reduction in GRF revenue projections for Fiscal Year 2009 expected to result in a projected Fiscal Year shortfall of the same amount. Executive actions announced to offset much of that further projected shortfall included:

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Reducing total GRF Medicaid spending by $311.1 million by using cash from non-GRF Medicaid accounts and the corresponding federal share previously planned for use in Fiscal Year 2010.

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Reducing total Medicaid program spending by $21.3 million by enhanced focus on use of other third - party liability sources and other program savings exceeding original estimates.

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Reducing other GRF expenditures by $180.5 million through a further 5.75% reduction in most agency appropriations, which did not apply to appropriations for debt service or tax relief, Medicaid and disability financial assistance, Department of Education aid to local school districts, the Departments of Rehabilitation and Corrections and Youth Services , among others. These reductions were in addition to the approximately $1.27 billion of 2008-09 biennium budget adjustments previously undertaken.

The $131.9 million remainder of the shortfall was offset by additional Federal Medical Assistance Payments (FMAP) received under the American Recovery and Reinvestment Act (ARRA) of 2009, which increased federal Medicaid match to the GRF by that amount (after taking into account loss of federal match from the two Medicaid related actions outlined above). Based on these expenditure reductions, spending controls and other measures − and before the revised revenue estimates referred to below − OBM was projecting a positive GRF fund balance at June 30, 2009.

Spring 2009.   Based on the Administration’s continuing monitoring of revenues, and as an anticipated step in the then ongoing 2010-11 biennial budget and appropriations process, OBM reported revised revenue estimates to the General Assembly on June 11, 2009. Those estimates revised Fiscal Year 2009 revenues downward by an additional $912 million over OBM’s December

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2008 adjusted baseline, based primarily on updated income and sales tax receipts through May 31. To address this additional Fiscal Year 2009 revenue shortfall, the Governor received General Assembly approval for and used the entire remaining BSF balance of $949 million for Fiscal Year 2009. Additional measures taken to address this shortfall included the restructuring of $52.8 million of Fiscal Year 2009 general revenue fund debt service into Fiscal Years 2012 through 2021 and expenditure reductions of $98 million in addition to the expenditure controls previously ordered by the Governor ..

The State ended Fiscal Year 2009 with GRF cash and fund balances of $734.5 million and $389.1 million respectively, and a $- 0 - balance in the BSF. Of the ending GRF fund balance, $133.4 million represents the one-half of one percent of Fiscal Year 2009 GRF revenues the State is required to maintain as an ending fund balance.

2010-11

Rigorous consideration was given by the General Assembly to the Governor’s Executive Budget proposed for the 2010-11 biennium in light of the difficult economic and fiscal conditions resulting from the national recession.  The final GRF appropriations Act for the 2010-11 biennium, which was preceded by three seven-day interim appropriations acts, was passed by the General Assembly and signed (with selective vetoes) by the Governor on July 17, 2009. All necessary debt service and lease-rental payments related to State obligations for the entire 2010-11 biennium were fully appropriated for the three-week interim appropriations periods and under that final Act.

Reflecting the final implementation of the restructuring of State taxes commenced in 2006-07 and a conservative underlying economic forecast, that Act provided for total GRF biennial appropriations of approximately $50.5 billion (a 3.8% decrease from 2008-09 biennial expenditures) based on total GRF expected biennial revenue of approximately $51.1 billion (a 4.2% decrease from 2008-09 biennial revenues). GRF appropriations for major program categories compared to 2008-09 actual GRF spending reflected increases of 3.4% for Medicaid (excluding ARRA funding referred to below) and 0.7% for corrections and youth services; and decreases of 13.8% for mental health and developmental disabilities, 8.3% for higher education, and 5.15% for elementary and secondary education. Among other expenditure controls, the act included a number of Medicaid reform and cost containment initiatives and also included the restructuring of $736 million of Fiscal Years 2010 and 2011 general revenue fund debt service into Fiscal Years 2012 through 2025.

Major new sources of revenues or savings reflected in the 2010-11 appropriations act included:

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$2.4 billion of ”Federal Stimulus“ funding received under ARRA, including $1.464 billion for elementary and secondary education, $628 million for FMAP, and $326 million for other purposes.

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$933 million in gaming and license revenues from the Ohio Lottery Commission’s implementation of video lottery terminals (VLTs) at the seven horse racing tracks in the State. OBM estimated the VLTs would result in an approximate $851 million net increase in revenues for the biennium ($285 million in Fiscal Year 2010 and $566 million in Fiscal Year 2011) after taking into account offsetting effects of the VLTs on other lottery revenues. On September 21, 2009, the Ohio Supreme Court ruled that the statutory provisions in the biennial appropriations Act for the implementation of VLTs were subject to voter referendum and granted petitioners in that case until December 20, 2009 to submit referendum petitions, with the required number of signatures.  The Ohio Secretary of State on March 26, 2010 confirmed those petitions contained a sufficient number of valid signatures to place the referendum on the November 2, 2010 ballot, but on July 1, 2010 the committee for the petitioners withdrew the referendum from the ballot.

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$259 million from the Ohio Tobacco Use Prevention and Control Foundation Endowment Fund (TUPAC) to be deposited into a special State fund (non-GRF) and then intended to be used for various health care initiatives. After a trial court in August 2009 ordered these monies must remain in that endowment fund and be used for the purpose of reducing tobacco use , the State immediately appealed and in December 2009 the court of appeals ruled in favor of the State and reversed the trial court’s order. The Ohio Supreme Court in December 2010 affirmed the court of appeals decision in favor of the State.

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$1.036 billion of ”one-time“ revenues or savings ($640 million in Fiscal Year 2010 and $396 million in Fiscal Year 2011), including $364 million from the spend-down of carry-forward balances (that required temporary suspension of the one-half of one percent ending fund balance requirement for the 2010-11 biennium), $250 million transferred from a cash account at the Ohio School Facilities Commission , $272 million savings from subjecting State employees to a two week unpaid ”furlough“ during each year of the biennium, $84 million from a reduction in State funding to public libraries, and $65 million from the transfer to the GRF of interest on the proceeds of the State’s 2007 tobacco securitization.

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$530 million from transfers to the GRF of unclaimed funds and from other non-GRF funds.

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In September 2010 the State also received from the federal government an award of $518.6 million of enhanced Federal Medical Assistance Payments funding (eFMAP), and $361.2 million of funding was also received by Ohio school districts for teacher salaries and personnel costs for primary and secondary education (Ed Jobs).

In response to the above-referenced September 21 , 2009 decision of the Ohio Supreme Court declaring the VLT provisions in the biennial appropriations Act subject to referendum, the Governor proposed for General Assembly consideration postponing for two years the final installment of the personal income tax reduction then scheduled to take effect in tax year 2009 (for returns filed in 2010). After extended hearings and review, the General Assembly approved, and the Governor signed into law on December 22, 2009, legislation keeping personal income tax rates at 2008 levels through tax year 2010.  (See 2012-13 for a discussion of implementation of the final phase of that personal income tax reduction.)

The appropriations act for the 2010-11 biennium created a six-member legislative Budget Planning and Management Commission (BPMC) to ”study and make recommendations that are designed to provide relief to the State during the current difficult fiscal and economic period ..“

The BPMC commenced meeting in June 2010, heard testimony, received suggestions and released two reports with both containing estimates of ”non-recurring“ revenues reflected in the 2010-11 budget as enacted ranging from $4.887 billion in the GRF to $8.339 billion for all GRF and non-GRF funds. These estimates included the effect of the postponement of the final installment of the personal income tax reduction.

The State ended Fiscal Year 2011 with GRF cash and fund balances of $844.5 million and $430.7 million, respectively.  Of that ending GRF fund balance, the State reserved $138.8 million in the GRF reflecting the one-half of one percent of Fiscal Year 2011 GRF revenues the State is required to maintain as an ending fund balance and transferred $45.0 million into disaster services/emergency funds.  The remaining $246.9 million was deposited into the BSF.  These ending balances reflect the use of approximately $680 million in Fiscal Year 2011 GRF revenue to make payments for Medicaid managed care, the State’s share of instruction for higher education, payroll and other commitments that were previously scheduled to be deferred into Fiscal Year 2012.

2012-13

2012-13 Biennial Budget and Appropriations .. Consistent with State law, the Governor’s Executive Budget for the 2012-13 biennium was released in March 2011 and introduced in the General Assembly.  After extended hearings and review, the 2012-13 biennial appropriations Act was passed by the General Assembly and signed (with selective vetoes) by the Governor on June 30, 2011.  To address the use of non-recurring funding sources in the prior 2010-11 biennium including federal stimulus amounts received under ARRA, the Act included targeted spending cuts across most State agencies and major new Medicaid reform and cost containment measures.  Reflecting the tax law changes described below and a conservative underlying economic forecast, that Act provided for total GRF biennial appropriations of approximately $55. 8 billion ($27.1 billion in Fiscal Year 2012 and $28.7 billion in Fiscal Year 2013). This reflected 10.5% and 10.7% increases over the 2010-11 GRF biennial appropriations and expenditures , respectively, based on total expected GRF biennial revenue of approximately $56.07 billion (a 6% increase from 2010-11 GRF biennial revenues).  Fiscal Year 2012 GRF appropriations increased 3.1% over Fiscal Year 2011 actual spending, and Fiscal Year 2013 GRF appropriations increased 6.1% over Fiscal Year 2012 appropriations.   GRF appropriations for major program categories compared to 2010-11 actual GRF spending reflected increases of 30 ..2 % for Medicaid ( 13.1% for Fiscal Year 2012 over Fiscal Year 2011, and 10.0% for Fiscal Year 2013 over Fiscal Year 2012) due in large part to the absence of ARRA funding in the 2012-13 biennium and the redirection of 2012-13 biennial spending from non-GRF to GRF sources); decreases of 3% for elementary and secondary education (a decrease of 3.5% in Fiscal Year 2012 over Fiscal Year 2011, followed by a 1.2% increase in Fiscal Year 2013 over Fiscal Year 2012), 9 ..1 % for higher education (a decrease of 10.8% in Fiscal Year 2012 over Fiscal Year 2011, followed by a 3.8% increase in Fiscal Year 2013 over Fiscal Year 2012), and 8.1 % for mental health and developmental disabilities (decreases of 0.3% in Fiscal Year 2012 over Fiscal Year 2011, and of 22.4% in Fiscal Year 2013 over Fiscal Year 2012) due to the transfer of community mental health Medicaid services to the Department of Job and Family Services); and flat funding for corrections and youth services.  That Act also reflected the restructuring of $440 million of Fiscal Year 2012 general revenue fund debt service into Fiscal Years 2013 through 2025, approximately three-quarters of which was accomplished by the July 2011 issuance by the Ohio Public Facilities Commission of $488 .. 8 million in refunding bonds, with the remainder accomplished by the September 2011 issuance by the Ohio Building Authority of $149.3 million in refunding bonds.

The Executive Budget, the GRF appropriations Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations (after the restructuring of Fiscal Year 2012 GRF debt service payments).

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Major new sources of revenues or expenditure savings reflected in the 2012-13 appropriations Act included:

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Transfer of the State’s spirituous liquor system to JobsOhio. On February 1, 2013, the State granted a 25-year franchise on its spirituous liquor system to JobsOhio Beverage System, a nonprofit corporation the sole member of which is JobsOhio, itself a nonprofit corporation created to promote economic development, job creation and retention, job training and the recruitment of business to the State. In exchange for the franchise, the State received a payment of $1.464 billion, $500 million of which was deposited in the GRF, $863 .. 5 million was used to make provision for payment of all debt service on $725.0 million of outstanding State bonds and notes secured by a pledge of the State's profits from the sale of spirituous liquor, and $100 million for funding certain revitalization projects. With that transfer, the State is forgoing deposits to the GRF from net liquor profits (those deposits totaled $153.0 million in Fiscal Year 2011, $92.5 million in Fiscal Year 2012 and $88.0 million in Fiscal Year 2013 through the February 1 granting of the franchise to JobsOhio Beverage System). Litigation filed in April 2011 in the Ohio Supreme Court challenged, under various provisions of the Ohio Constitution, certain aspects of both JobsOhio and the General Assembly's February 2011 law that authorized its creation. Specifically, plaintiffs contested provisions in that law requiring that any challenges to that law or to the creation of JobsOhio be filed in the Ohio Supreme Court within sixty days after that law took effect. Plaintiffs also claimed that law was an improper special act conferring corporate powers, that the Governor could not serve on the JobsOhio board of directors, that the provisions for dissolution of JobsOhio violate limitations in the Ohio Constitution on State appropriations and assumption of corporate debt, and that the law created a joint venture under which the State is lending its aid and credit. On August 19, 2011, the Ohio Supreme Court dismissed this case for lack of subject matter jurisdiction. The 2012-13 Appropriations Act also amended the February 2011 law to remove the Governor from the JobsOhio board of directors, require JobsOhio to comply with Ohio's nonprofit corporation law unless specifically exempted from a provision, and eliminate the exclusive original jurisdiction in the Ohio Supreme Court and relax the deadlines for filing claims. In August 2011, the plaintiffs filed a complaint in the Court of Common Pleas of Franklin County, Ohio, containing many of the same challenges to both JobsOhio and the law that authorized its creation. In December 2011, the trial court dismissed this suit for lack of standing, and in June 2012 the Ohio Tenth District Court of Appeals affirmed the lower court's decision. In July 2012, the plaintiffs requested that the Ohio Supreme Court review the Court of Appeals decision, and on January 23, 2013, the Ohio Supreme Court announced that it would hear the plaintiffs' appeal solely on the question of standing. After full briefing and oral argument in late 2013, on June 10, 2014, the Ohio Supreme Court issued its decision affirming the judgment of the lower courts and concluding that the plaintiffs lack standing to bring this suit.  On October 27, 2014, a former attorney for the plaintiffs in the case described above filed a new action in the Franklin County Court of Appeals in an attempt to revive these challenges to JobsOhio and the laws authorizing its creation and the transfer of the State’s spirituous liquor system.  The State and JobsOhio have filed motions to dismiss this new lawsuit based on that attorney’s lack of standing and other jurisdictional considerations.  Briefing by the parties is currently scheduled to be completed in January 2015, after which the court is expected to decide whether to grant those motions to dismiss ..

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Sale of five State-owned prison facilities to private operators expected to result in a net payment to the GRF of $75 million.  A case filed in August 2011 in the Court of Common Pleas of Franklin County, Ohio, challenged the authorization in the 2012-13 appropriations Act to sell these prison facilities.  Specifically, this litigation alleged that the provisions in that Act authorizing the sale of these prisons, as well as that entire Act, were enacted in violation of the ”one subject rule“ of the Ohio Constitution and violated the constitutional right to referendum, and that the sale of the prisons would create a joinder of private and public property interests violating the constitutional prohibition against the State entering into a joint venture ..  On August 31, 2011 , that trial court rendered a non-appealable decision denying a temporary restraining order requested by the plaintiffs.  In that decision, the trial court found that the provisions of the appropriations Act authorizing the sale of the prisons were not in violation of the one subject rule, did not violate the prohibition against the State entering into a joint venture, and do not fit within the exceptions to the right to referendum.  The State announced on September 1, 2011 that, based on the proposals it received for five prisons, it was opting to sell only one of those facilities and that this would accomplish most of the desired financial result for the 2012-13 biennium.  On December 21, 2011, the plaintiffs voluntarily dismissed their initial case without prejudice, and on July 9, 2012, the original and additional plaintiffs filed a new case in the Court of Common Pleas of Franklin County again raising the one subject rule and joinder of private and public property claims contained in the original case, but adding a claim for reinstatement and back pay of Department of Rehabilitation and Correction employees affected by prison sales.  On November 20, 2012, the trial court granted defendants’ motions to dismiss and ruled that plaintiffs failed to state a claim for which relief can be granted.  On December 18, 2012, plaintiffs filed an appeal in the Tenth District Court of Appeals, and on October 10, 2013, the appellate court rendered a decision reversing only the trial court’s dismissal of the one-subject-rule claim and ordering the case remanded to the Court of Common Pleas for further proceedings.  After the court of appeals on January 15, 2014 denied the plaintiffs’

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motion for reconsideration, both the plaintiffs and defendants filed separate further appeals which the Ohio Supreme Court on June 25, 2014 accepted for review of the one subject rule and the joinder of private and public property claims, and ordered the parties to file their briefs in accordance with the Court’s rules.  Briefing by the parties is continuing at this time ..

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Reduction of local government fund allocations by $111 million in Fiscal Year 2012 and $340 million in Fiscal Year 2013. Beginning in Fiscal Year 2014, allocations are made by committing a set percent of annual tax revenues deposited into the GRF (beginning with Fiscal Year 2013 GRF tax revenues).

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Reduction of public library fund allocations to 95% of Fiscal Year 2011 levels resulting in expenditure reductions of $52.3 million in Fiscal Year 2012 and $102.8 million in Fiscal Year 2013. Beginning in Fiscal Year 2014, allocations to public libraries are made by committing a set percent of annual tax revenues deposited into the GRF (beginning with Fiscal Year 2013 GRF tax revenues).

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Accelerated phase-out of reimbursement payments to local governments and school districts in connection with the elimination of the tangible personal property tax resulting in an increased share (estimated at $293.5 million in Fiscal Year 2012 and $597 .. 7 million in Fiscal Year 2013) of the Commercial Activity Tax being deposited into the GRF ..

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Accelerated phase-out of reimbursement payments to local governments and school districts for electric power generation deregulation and natural gas deregulation resulting in a larger share (estimated at $141.6 million in Fiscal Year 2012 and $147 .. 4 million in Fiscal Year 2013) of the kilowatt-hour tax and the entire (approximately $66.0 million in Fiscal Year 2012 and $66 .. 0 million in Fiscal Year 2013) natural gas consumption tax being reallocated to the GRF.

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$235 million from transfers to the GRF of unclaimed funds and from other non-GRF funds and $12 million from a tax amnesty program.

The 2012-13 appropriations Act also reflected the following tax law changes:

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Implementation of the previously postponed final 4.2% annual decrease in State personal income tax rates (see 2010-11).

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Elimination of the estate tax beginning January 1, 2013, previously levied at a rate of 6% on estates over $338,333 and 7% on estates over $500,000. In Fiscal Year 2010, estate tax collections totaled $285.8 million of which $230 .. 8 million was distributed to the local government jurisdictions from which it was collected and with $55.0 million retained by the State and deposited into the GRF.

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Establishment of the InvestOhio income tax credit program under which investors in small businesses based in Ohio who hold their investments for at least two years may receive 10% income tax credits limited to a maximum of $10 million per investor per biennium with no more than $100 million of those credits to be issued over two years.

The 2012-13 biennial appropriations Act created a Medicaid reserve fund and authorized the OBM Director to transfer up to $130 million from the GRF, if necessary, to provide for the payment of Medicaid costs above the enacted level of appropriations. That Act also created a $104 million Unemployment Compensation Contingency Fund to pay interest on federal advances to the State Unemployment Compensation Fund, $70.7 million of which was used to make the interest payment due in September 2011, with the remaining amount applied to the September 2012 interest payment of $65.8 million. The September 2012 interest payment was also funded by a $25 million GRF supplemental appropriation and a contribution from the State's Unemployment Compensation administration fund. The Act also made changes to State construction bidding procedures and included additional authorizations for joint purchasing by and cooperation among local governments, all designed to create opportunities for cost savings.

Separate legislation was passed by the General Assembly and signed by the Governor on June 29, 2011, to reduce the State prison population by, among other changes, directing some low-level offenders to community-based programs.

2012 Mid-Biennium Review.   On March 14, 2012, the Governor announced a series of policy proposals resulting from a ”mid-biennium review“ ( 2012 MBR), with a stated focus on job creation as a priority. The Governor's 2012 MBR included proposals for General Assembly consideration in the areas of: energy (including shale oil and gas production opportunities in the Marcellus and Utica fields in the State, and modernizing the State's oil and gas severance tax; electric generation and transmission; coal; cogeneration, alternative fuels and renewables; energy efficiency; and regulatory reform); personal income tax reduction (proposing that any new revenue from shale oil and gas production and the MBR proposal to modernize the State's oil and gas severance tax system be used to reduce personal income tax rates by a commensurate amount); bank and financial institutions tax reform ( including a modernization, intended to be revenue neutral, of Ohio's taxes on banks and financial

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institutions replacing the corporate franchise and dealers in intangibles tax with a new financial institutions tax  more accurately reflecting modern banking practices, closing loopholes and reducing the overall tax burden on most banks ); education (including proposals for strengthening Ohio's ”third grade reading guarantee,“ career education, a new school performance measuring system, expansion of digital and online learning, flexibility for teacher evaluations, new standards for dropout recovery schools, assessments of all publicly funded early childhood programs, and supporting adoption of a school reform plan for the City of Cleveland schools); workforce development (creating job opportunities for the developmentally disabled; an improved workforce development program; allowing those undergoing training with an employer to continue collecting unemployment benefits; linking energy companies with trained workers; and matching skilled veterans to the most in demand jobs); and achieving more management efficiency with associated State and local government budgetary savings (including combining the separate Offices of the State Architect and Engineer and the Office of Energy Services into an Ohio Facilities Construction Commission (OFCC) to administer the design and construction of state public facilities, with the Ohio School Facilities Commission retained as an independent agency within the OFCC but sharing employees and facilities). Those 2012 MBR proposals were considered by the General Assembly commencing in March in twelve separate pieces of legislation, and the General Assembly in May and June passed seven pieces of legislation addressing the subjects of energy (not including the 2012 MBR proposed changes to the State's oil and gas severance tax), tax reform (not including the 2012 MBR personal income tax reduction proposal), education, workforce development, and management efficiency for both state and local governments.

As further implementation of the 2012 MBR, the General Assembly enacted and the Governor signed into law on December 20, 2012, a new financial institutions tax that first applied to tax year 2014. This new tax applies to many companies that were previously subject to Ohio's corporate franchise tax (primarily banks and other corporations classified as financial institutions) and also generally subjects ”dealers in intangibles“ (e.g., mortgage brokers, stockbrokers, finance and loan companies not classified as financial institutions) to the commercial activity tax. This new financial institutions tax replaced the current corporate franchise tax on financial institutions and the current dealers in intangibles tax. The proceeds from the new financial institutions tax are deposited in the GRF like the proceeds from the taxes it replaced. Based on revenue targets and mechanisms established in the legislation, OBM projected the effect of these tax changes to be revenue neutral to the GRF.

Fiscal Year 2013 Results.   The State ended Fiscal Year 2013 with GRF cash and fund balances of $2.64 billion and $2.28 billion, respectively. These ending balances reflect approximately $1.15 billion in Fiscal Year 2013 underspending due largely to actual Medicaid expenditures $883.0 million below the original Fiscal Year 2013 spending estimate.   Of that ending GRF fund balance, the State deposited $995 .. 9 million into the Budget Stabilization Fund (BSF) increasing its balance to $1.48 billion which is the statutorily designated five percent of Fiscal Year 2013 GRF revenues; carried forward $963 .. 2 million to offset the one-time cost of accelerating the phase-in of reductions in State personal income tax withholding rates (see Current Biennium below), and transferred $120 million into the Unemployment Compensation Contingency Fund to pay interest on federal advances to the State Unemployment Compensation Fund and $51.3 million into disaster services/emergency funds. The remaining $147 .. 8 million was reserved in the GRF reflecting the one-half of one percent of Fiscal Year 2013 GRF revenues the State is required to maintain as an ending fund balance.

Current Biennium

2014-15 Biennial Budget and Appropriations.  Consistent with State law, the Governor’s Executive Budget for the 2014-15 biennium was released in February 2013 and introduced in the General Assembly. After extended hearings and review, the 2014-15 biennial appropriations Act was passed by the General Assembly and signed (with selective vetoes) by the Governor on June 30, 2013. Reflecting a stated focus on job creation and continued spending restraint, and based on a conservative economic forecast, that Act provides for total GRF biennial appropriations of approximately $62.0 billion ($30.3 billion in Fiscal Year 2014 and $31.7 billion in Fiscal Year 2015). This reflects 11.1% and 15.1% increases over the 2012-13 GRF biennial appropriations and expenditures , respectively, and is based on expected total GRF biennial revenue (not including the $963 .. 2 million carried -forward from the 2012-13 biennium) of approximately $61.1 billion (a 7.7% increase from 2012-13 GRF biennial revenues).  Fiscal Year 2014 GRF appropriations are increased 10.3% over Fiscal Year 2013 actual spending, and Fiscal Year 2015 GRF appropriations are increased 4.7% over Fiscal Year 2014 appropriations.  GRF appropriations for major program categories compared to 2012-13 actual GRF spending reflect increases of 22.1% for Medicaid (16.8% for Fiscal Year 2014 over Fiscal Year 2013, and 6.2% for Fiscal Year 2015 over Fiscal Year 2014) attributable in large part to federal Affordable Care Act induced enrollment of previously eligible individuals and federally mandated physician rate increases; 8.9% for elementary and secondary education (5.0% for Fiscal Year 2014 over Fiscal Year 2013, and 5.8% for Fiscal Year 2015 over Fiscal Year 2014) due largely to enhancements in the K-12 school funding formula; 5.3% for higher education ( 1 ..8% for Fiscal Year 2014 over Fiscal Year 2013, and 2.1% for Fiscal Year 2015 over Fiscal Year 2014); 11.3 % for mental health and developmental disabilities ( 8.9% for Fiscal Year 2014 over Fiscal Year 2013, and 0.3% for Fiscal Year 2015 over Fiscal

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Year 2014 ); and 2.1% for corrections and youth services (0.1% for Fiscal Year 2014 over Fiscal Year 2013, and 0.2% for Fiscal Year 2015 over Fiscal Year 2014). The Act also implements a new school funding formula , allocates a portion of State public higher education funding to institutions based on their graduation rates , and moves the administration of cultural facilities projects from the Ohio Cultural Facilities Commission to the Ohio Facilities Construction Commission to achieve efficiencies and budgetary savings ..

The Executive Budget and the appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations.

The biennial appropriations Act reflects the following tax reductions and related adjustments of major State taxes (primarily the personal income and sales and use taxes), resulting in an estimated net reduction in GRF revenues of $1.16 billion in Fiscal Year 2014 and $771 million in Fiscal Year 2015, including:

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A 10% reduction in State personal income tax rates phased-in over three years (8.5% in calendar year 2013, 0.5% in calendar year 2014, and 1.0% in calendar year 2015), coupled with a freeze on the indexing of the State income tax brackets and the personal exemption for tax years 2013 through 2015 until these rate reductions are fully implemented (see 2014 MBR discussion below for information on the acceleration into calendar year 2014 of the 1% reduction initially scheduled to take effect for calendar year 2015).

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Creation of a non-refundable earned income tax credit equal to 5 % of the federal earned income credit that is limited to 50% of liability for gross income that exceeds $20,000 (see 2014 MBR discussion below for information on the increase of the credit amount from 5% to 10%).

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A new deduction for small businesses of 50% of annual adjusted gross business income up to $250,000 (see 2014 MBR discussion below for information on the temporary increase of this deduction to up to 75% for tax year 2014).

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Elimination of the $20 personal income tax exemption for filers with a gross income greater than $30,000 and of the gambling loss deduction.

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An increase in the State sales and use tax by one-quarter percent (from 5.5% to 5.75%) beginning September 1, 2013.

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Authorization of full membership for the State in the streamlined sales tax project for the collection of State sales taxes on out-of-state companies for catalog and internet purchases.

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Expansion of the State sales tax base to include digital goods such as e-books, music and video downloads and repeal of the exemption for magazine purchases.

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Elimination of the corporate franchise tax (and dealers in intangibles tax) and the initial implementation and collection in tax year 2014 of the new financial institutions tax.

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Elimination of the 12.5% property tax roll back for owner-occupied residential property for new voter-approved local property tax levies.

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Reinstituting income requirements for eligibility for new applicants for the State's homestead tax exemption (this exemption was expanded in 2007 to include all senior citizens and disabled Ohioans regardless of income).

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Establishing a variable minimum for the commercial activity tax for businesses with gross receipts greater than $1 million and an exemption from the CAT for grain handlers.

Medicaid Expansion.  Subsequent to the passage of the GRF appropriations Act, the seven member State Controlling Board on October 21, 2013 voted 5 to 2 to increase federal Medicaid appropriations by approximately $562 million in fiscal year 2014 and approximately $2.0 billion in fiscal year 2015. These additional federal appropriations were to support the federally-authorized expansion of the Medicaid program to cover those with incomes up to 138 percent of the federal poverty level using 100 percent federal funds in fiscal years 2014 and 2015.  On October 22, six State Representatives and two local right-to-life organizations filed an action in the Ohio Supreme Court against the Controlling Board and the Ohio Department of Medicaid requesting that Court vacate the Controlling Board’s October 21 action. The Controlling Board and State Department of Medicaid filed their initial answer to the complaint on November 5 and, after all evidence and briefs of the parties were submitted on the expedited schedule set for this case, the Court on December 20 issued its decision upholding the Controlling Board’s action.

2014 Mid-Biennium Review.  On March 12, 2014, the Governor announced a series of initiatives across a range of topics resulting from a ”mid-biennium review“ for 2014-15 (2014 MBR), with the stated purpose of keeping Ohio moving forward.  The Governor’s 2014 MBR included a range of proposals in the areas of: elementary and secondary education (including

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proposals for dropout prevention and recovery and making technical and vocational education accessible by more students as early as the seventh grade); higher education (including proposals for reforming Ohio’s dual credit programming to encourage more students to earn college credit while in high school; extending to two-year community colleges a funding formula tied to successful student outcomes; tying state funding for technical centers to the percentage of their students that find a job and other outcome-based benchmarks; increased use of technology and distance learning; increasing enrollment of international students and their retention in Ohio post-graduation; providing community colleges the option to offer a guaranteed tuition rate; and providing veterans college credit for their military training and experience); income tax reductions and other tax adjustments (including proposals to lower income tax rates across all income levels by 8.5% over the next three years; increasing the state’s earned income tax credit for low-income Ohioans from 5 to 15 percent of the federal earned income tax credit; increasing the state income tax personal exemptions for those with annual incomes up to $80,000; raising the tax on cigarettes by 60 cents to $1.85 per pack with equivalent taxes on other tobacco products including e-cigarettes; increasing the oil and gas severance tax to 2.75% of producer gross receipts while eliminating that tax for small conventional gas producers and exempting from that tax up to $8 million of gross receipts per well during the first three years to help producers recoup their start-up drilling costs, with approximately 20 percent of severance tax revenue directed to local governments in shale oil and gas producing regions of the state; and updating the commercial activity tax rate from its initial 0.26% rate established in 2005 to 0.30%); workforce (aligning the three main federal workforce programs through a single, integrated plan to provide faster and improved training; and expediting professional licensing and certification for veterans and their spouses); and human services (including increased access to crisis intervention and safe places for those with mental illness and addictions; allocating $26.9 million of non-GRF funds to support tobacco prevention and cessation programs; and expanding drug and substance abuse prevention in schools and prioritizing statewide funding for prevention initiatives).  The 2014 MBR also proposed increasing appropriations to the Department of Rehabilitation and Correction by $53.5 million to address a rise in the prison population, and reducing local property tax reimbursement and debt service appropriations for the biennium by $35 million and $92 million, respectively, due to lower than expected payments, while continuing all necessary appropriations for debt service and lease rental payments for State obligations.

Those 2014 MBR proposals were introduced in the General Assembly in March as fourteen separate pieces of legislation, seven of which were enacted by the General Assembly in May and June and addressing the subjects of elementary and secondary education (including $5 million for alternative education programs), higher education (including $3.1 million for the State share of instruction), workforce and human services (including $16 million for early education and child care, $16.8 million for adult and child protection services, and $3.2 million for Family and Children Services).  As further implementation of the biennial appropriations Act and due to positive Fiscal Year 2014 financial results, the 2014 MBR legislation passed by the General Assembly also includes the following additional reductions and adjustments to the State personal income tax resulting in an estimated net reduction in GRF revenues of $402 million in Fiscal Year 2015:

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Acceleration into calendar year 2014 of the remaining 1% reduction in State personal income tax rates previously scheduled to be effective in calendar year 2015.

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An increase in the non-refundable earned income tax credit from 5% to 10% of the federal earned income credit that is limited to 50% of liability for gross income that exceeds $20,000.

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A temporary increase in the deduction for small businesses from 50% up to 75% of annual business income up to $250,000 for tax year 2014.

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An increase in the State income tax personal exemption from $1,700 to $2,200 for gross income less than $40,000, and from $1,700 to $1,950 for gross income between $40,000 and $80,000.

The 2014 MBR legislation passed by the General Assembly also authorizes the OBM Director to transfer to a Medicaid reserve fund up to $300 million from the GRF, if necessary, to provide for the payment of Medicaid costs above the enacted level of appropriations.

Fiscal Year 2014 Financial Results.  The State ended Fiscal Year 2014 with GRF cash and fund balances of $1.70 billion and $1.28 billion, respectively. These ending balances reflect approximately $1.09 billion in Fiscal Year 2014 under spending due largely to Medicaid expenditures being $871.9 million below the original Fiscal Year 2014 spending estimate.  Of that ending GRF fund balance, the State transferred $300 million into the Medicaid reserve fund and $229 million into a small business tax deduction fund to fully offset the one-time cost of the temporary increase described above in the deduction for small business income for tax year 2014, and carried forward the remaining $748 million to cover the expected and planned for variance of Fiscal Year 2015 GRF appropriations over estimated revenue and to satisfy the requirement to maintain one-half of one percent of Fiscal Year 2014 GRF revenues ($146 million) as an ending fund balance.

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OBM is currently projecting a $632 million GRF fund balance at the end of Fiscal Year 2015 .. As discussed above, the State is effectively precluded by its Constitution from ending a Fiscal Year or a biennium in a ”deficit“ position. OBM continually monitors and analyzes revenues and expenditures and related developments (including pending litigation) and prepares at the end of each month a financial report, the most recent of which is accessible via OBM's home page at http://obm.ohio.gov with copies also available upon request to OBM.

State Debt

The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution.  The State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000.  The Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation. (An exception in both cases is for debts incurred to repel invasion, suppress insurrection, or defend the State in war.)  The Constitution provides that ”Except the debts above specified...no debt whatever shall hereafter be created by, or on behalf of the state.“

By 20 constitutional amendments approved from 1921 to present, Ohio voters have authorized the incurrence of State general obligation debt and the pledge of taxes or excises to its payment, all related to the financing of capital facilities, except for four that funded bonuses for veterans, one to fund coal technology research and development, and one to fund other research and development activities.  Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources and parks , higher education, common schools, conservation, research and development, site development, and veterans compensation.  Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the State’s motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes.

State special obligation debt, the owners or holders of which are not given the right to have excises or taxes levied by the General Assembly to pay principal and interest, is authorized for purposes specified by Section 2i of Article VIII of the Constitution.

The Treasurer of State (Treasurer) currently issues the special obligations authorized under that Section 2i for parks and recreation and mental health facilities, and for facilities to house branches and agencies of State government and their functions, including: State office buildings and facilities for the Department of Administrative Services (DAS) and others, the Departments of Transportation (ODOT) and Public Safety (DPS); correctional and juvenile detention facilities for the Departments of Rehabilitation and Correction and Youth Services, and various cultural facilities.  Debt service on all these special obligations is paid from GRF appropriations, with the exception of debt issued for ODOT and DPS facilities which is paid from highway user receipts.  All of those debt service payments are subject to biennial appropriations by the General Assembly pursuant to leases or other agreements entered into by the State.

Certificates of Participation.   State agencies also have participated in buildings and equipment, information systems and non-highway transportation projects that have local as well as State use and benefit, in connection with which the State has entered into lease-purchase agreements with terms ranging from 7 to 20 years.  Certificates of Participation (COPs) have been issued in connection with those agreements that represent fractionalized interests in and are payable from the State’s anticipated lease payments The maximum annual payment from GRF appropriations under those existing agreements is $ 41.9 million in Fiscal Year 2016 and the total GRF-supported principal amount outstanding is $ 222.7 million. Payments by the State are subject to biennial appropriations by the General Assembly with the lease terms subject to renewal if appropriations are made. The approval of the OBM Director and either the General Assembly or the State controlling board is required if COPs are to be publicly-offered in connection with those agreements.

Revenue Bonds.   Certain State agencies issue revenue bonds that are payable from revenues from or relating to revenue producing facilities, such as those issued by the Ohio Turnpike Commission.  By judicial interpretation, such revenue bonds do not constitute ”debt“ under the constitutional provisions described above.  The Constitution authorizes State bonds for certain housing purposes (issued by the Ohio Housing Finance Agency) to which tax moneys may not be obligated or pledged.

Tax Credits in Support of Other Long Term Obligations. The State has authorized the issuance of fully refundable tax credits in support of ”credit-collateralized bonds“ issued from time to time by the Columbus-Franklin County Finance Authority to provide funding for the Ohio Capital Fund (OCF) to promote venture capital investment in Ohio and any additional bonds that may be issued to refinance those outstanding bonds or provide additional funding for that purpose.  Those tax credits may be claimed by the bond trustee for the purpose of restoring the bond reserve fund for those credit-collateralized bonds in the event it is drawn upon and not restored from other sources. Those credits may not be claimed after June 30, 2036, and the maximum amount of

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tax credits that may be claimed is $20 million in any fiscal year and $380 million in total. Proceeds of the OCF bonds fund investments in venture capital funds to promote investment in seed and early-stage Ohio-based business enterprises.

Prior Economic Development and Revitalization Obligations.   Prior to the February 1, 2013 granting of a 25-year franchise on the State's spirituous liquor system to JobsOhio, there were outstanding $725 .. 0 million of State bonds and notes secured by a pledge of the State's profits from the sale of spirituous liquor. In connection with the granting of that franchise, provision was made for the payment of all the debt service on those bonds and notes which are defeased and no longer outstanding obligations of the State (see 2012-13 above). Those bonds and notes were originally issued to fund a statewide economic development program that assisted in the financing of facilities and equipment for industry, commerce, research and distribution, including technology innovation, by providing loans and loan guarantees. Under its franchise agreement with JobsOhio, the State may not issue additional obligations secured by a pledge of profits from the sale of spirituous liquor during the 25-year term of that franchise.

Obligations and Funding Commitments for Highway Projects Payable from Highway Related Non-GRF Funds.   As described above, the State’s highway general obligations and special obligations for ODOT and DPS facilities have always been paid from the State’s motor fuel tax and other highway user receipts that are constitutionally restricted in use to highway related purposes.  In addition to its issuance of highway general obligation bonds, the State has and expects to continue financing selected highway infrastructure projects by issuing federal highway grant anticipation revenue (GARVEE) bonds and entering into agreements that call for debt service payments to be made from federal Title 23 transportation funds allocated to the State, subject to biennial appropriations by the General Assembly.  The highest annual State payment under those agreements in the current or any future fiscal year is $172.3 million in Fiscal Year 2015.  In the event of any insufficiency in the anticipated federal allocations to make payments on GARVEE bonds, the payments are to be made from any lawfully available moneys appropriated to ODOT for the purpose.

In December 2014, ODOT also entered into its first public-private agreement to provide ”availability payments“ in support of the development and operation of a State highway improvement project.  Those availability payments are to be paid from non-GRF funds available to ODOT remaining after the payment of debt service on highway general obligations, ODOT special obligations and GARVEE bonds.  That public-private agreement provides for availability payments in a base amount of $25.8 million beginning no earlier than Fiscal Year 2019, increasing to a projected maximum payment of $40.6 million in Fiscal Year 2053.  Availability payments are subject to biennial appropriation by the General Assembly with the public-private agreement subject to automatic renewal upon appropriation of the biennial availability payments.

Constitutional Limitation on Annual Debt Service

A 1999 constitutional amendment provides an annual debt service ”cap“ applicable to most future issuances of State general obligations and other State direct obligations payable from the GRF or net State lottery proceeds. Generally, new obligations may not be issued if debt service for any future Fiscal Year on those new and the then outstanding bonds of those categories would exceed 5% of the total of estimated GRF revenues (excluding GRF receipts from the ARRA) plus net State lottery proceeds for the Fiscal Year of issuance.  Those direct obligations of the State include general obligation and special obligation bonds that are paid from the State’s GRF, but exclude (i) general obligation debt for third frontier research and development, development of sites and facilities, and veterans compensation, and (ii) general obligation debt payable from non-GRF funds (such as highway bonds that are paid from highway user receipts). Pursuant to the implementing legislation, the Governor has designated the OBM Director as the State official responsible for making the 5% determinations and certifications.  Application of the 5% cap may be waived in a particular instance by a three-fifths vote of each house of the Ohio General Assembly and may be changed by future constitutional amendments.

Schools

Litigation was commenced in the Ohio courts in 1991 questioning the constitutionality of Ohio’s system of school funding and compliance with the constitutional requirement that the State provide a ”thorough and efficient system of common schools“. On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision on a motion to reconsider its own decision rendered in September 2001, concluded (as it had in its 1997 and 2000 opinions in that litigation) that the State did not comply with that requirement, even after again noting and crediting significant State steps in recent years.

In its prior decisions, the Ohio Supreme Court stated as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity.

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With particular respect to funding sources, the Court concluded in 1997 and 2000 decisions that property taxes no longer may be the primary means of school funding in Ohio.

On March 4, 2003, the plaintiffs filed with the original trial court a motion to schedule and conduct a conference to address compliance with the orders of the court in that case, the State petitioned the Ohio Supreme Court to issue a writ prohibiting that conference on compliance, and the trial court subsequently petitioned the Ohio Supreme Court for guidance as to the proper course to follow. On May 16, 2003, the Ohio Supreme Court granted that writ and ordered the dismissal of the motion before the trial court. On October 20, 2003 the United States Supreme Court declined to accept the plaintiffs’ subsequent petition requesting further review of the case.

In the years following this litigation, the General Assembly took several steps, including significantly increasing State funding for public schools.  In addition, at the November 1999 election electors approved a constitutional amendment authorizing the issuance of State general obligation debt for school buildings and for higher education facilities.  December 2000 legislation addressed certain mandated programs and reserves, characterized by the plaintiffs and the Court as ”unfunded mandates.“

Under the financial structure in place before the 2009-10 biennium, Ohio’s 613 public school districts and 49 joint vocational school districts receive a major portion (but less than 50%) of their operating moneys from State subsidy appropriations (the primary portion of which is known as the Foundation Program) distributed in accordance with statutory formulae that take into account both local needs and local taxing capacity.  The Foundation Program amounts steadily increased in recent years, including small aggregate increases even in those Fiscal Years in which appropriations cutbacks were imposed.

School districts also rely upon receipts from locally voted taxes. In part because of provisions of some State laws, such as that partially limiting the increase (without further vote of the local electorate) in voted property tax collections that would otherwise result from increased assessed valuations, some school districts have experienced varying degrees of difficulty in meeting mandated and discretionary increased costs. Local electorates have largely determined the total moneys available for their schools. Locally elected boards of education and their school administrators are responsible for managing school programs and budgets within statutory requirements.

The State’s school subsidy formulas that were used until the 2009-10 biennium were structured to encourage both program quality and local taxing effort.  Until the late 1970’s, although there were some temporary school closings, most local financial difficulties that arose were successfully resolved by the local districts themselves by some combination of voter approval of additional property tax levies, adjustments in program offerings, or other measures.  For more than 20 years, requirements of law and levels of State funding have sufficed to prevent school closings for financial reasons, which in any case are prohibited by current law.

To broaden the potential local tax revenue base, local school districts also may submit for voter approval income taxes on the district income of individuals and estates.  Many districts have submitted the question, and income taxes are currently approved in 184 districts.

Biennial school funding State appropriations from the GRF and Lottery Profits Education Fund (but excluding federal and other special revenue funds) for recent biennia were:

•

2004-05 − $15.7 billion (a 3.3% increase over the previous biennium before the expenditure reductions ‒ see 2004-05).

•

2006-07 − $16.4 billion (a 4.5% increase over the previous biennium before the expenditure reductions ‒ see 2006-07).

•

2008-09 − $17.2 billion (a 5.1% increase over the previous biennium before the expenditure reductions ‒ see 2008-09).

•

2010-11 − $17.0 billion (a 1.6% decrease over the previous biennium.  These amounts are exclusive of the $1.463 billion of appropriations to school districts for the 2010-11 biennium from ”Federal Stimulus“ funding received under the ARRA).

•

2012-13 − $16.6 billion (a 2.3% decrease over the previous biennium).

State appropriations for school funding for the 2014-15 biennium are $18.3 billion (a 10.6% increase from those appropriations in the previous biennium), representing an increase of 6.8% in Fiscal Year 2014 over Fiscal Year 2013 and an increase of 6.5% in Fiscal Year 2015 over Fiscal Year 2014.

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The amount of lottery profits transferred to the Lottery Profits Education Fund (LPEF) totaled $ 771.0 million in Fiscal Year 2012, $803.1 million in Fiscal Year 2013, $904.3 million in Fiscal Year 2014 and is currently estimated to be $975.0 million in Fiscal Year 2015. Ohio participation in the multi-state lottery commenced in May 2002. A constitutional provision requires that net lottery profits be paid into LPEF be used solely for the support of elementary, secondary, vocational and special education purposes, including application to debt service on general obligation bonds to finance common school facilities. The 2010-11 biennial appropriations Act authorized the implementation of video lottery terminals (VLTs) at Ohio’s seven horse racing tracks.  (See the discussion of the 2010-11 biennium above for a review of litigation concluded in the Ohio Supreme Court declaring that the authorization of those VLTs is subject to voter referendum and subsequent withdrawal of that referendum by the committee for the petitioners.)

The 2014-15 biennial appropriations Act also enacted a new funding formula for the distribution of State funding to local school districts based on a per pupil amount. This per pupil formula is similar to the ”Building Blocks“ school funding formula in place through Fiscal Year 2009 until its replacement with the ” Evidence Based Model“ for the 2010-11 biennium. The Evidence Based Model was repealed in July 2011 and a temporary formula was put in place for the 2012-13 biennium that allocated funding to each school district based on the per pupil funding it received for Fiscal Year 2011, adjusted by its share of a statewide per pupil adjustment amount that was indexed by the district’s relative tax valuation per pupil.

Under the new formula, the State Department of Education will compute and pay to each school district education aid based on the per pupil funding it received for Fiscal Year 2009 (calculated to be $5,745 in Fiscal Year 2014 and $5,800 in Fiscal Year 2015) multiplied by each school district's ”state share index“ which uses a three year average of adjusted property valuation per pupil and median income of that school district to calculate the percentage of the per-pupil amount that is to be paid by the State and the amount assumed to be contributed by the school district through local sources. Additional funds are provided for students with exceptional needs, including those with special needs and the disabled, and limited English proficiency, and for economically disadvantaged and gifted students. Funding is also provided based on the number of K-3 students at each school district to be used to help school districts comply with Ohio's 3rd grade reading guarantee. The current biennial appropriations Act also established the ”Straight A Fund“ to provide school districts with grants to develop and implement creative and innovative instructional models to inspire learning and student growth.

For those few school districts, municipalities and other local governments that on occasion have faced significant financial problems, there are statutory procedures for a commission composed of State and local officials, and private sector members experienced in business and finance appointed by the Governor, to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults.  As of January 9, 2015, five school districts and 23 local governments ( 19 municipalities and four townships) are in ”fiscal emergency“ status while three school districts and three local governments ( all municipalities) are in preliminary ”fiscal watch“ status.  More recent legislation has created a third, more preliminary, category of ”fiscal caution.“  Currently, ten local governments ( five municipalities and five townships) are in ”fiscal caution“ status.  A current listing of school districts and local governments in each status is on the Internet at http://www.auditor.state.oh.us.

At present the State itself does not levy ad valorem taxes on real or tangible personal property. Ad valorem taxes on the tangible personal property of public utilities and on real property are levied by political subdivisions and local taxing districts , and State law does not currently allow the imposition of a general ad valorem tax on tangible personal property ..  The Constitution has since 1934 limited the amount of the aggregate levy of ad valorem property taxes on particular property, without a vote of the electors or municipal charter provision, to 1% of true value in money, and statutes limit the amount of that aggregate levy without a vote or charter provision to 10 mills per $1 of assessed valuation -- commonly referred to in the context of Ohio local government finance as the ”ten-mill limitation.“

U.S. TERRITORY MUNICIPAL OBLIGATIONS

PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

Puerto Rico.  The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government.  Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. Puerto Rico has a relatively diversified economy and according to the Bureau of Labor Statistics, the largest employment sectors are the government, trade, transportation, utilities, education, and health services.  Puerto Rico, however, entered into a recession in the fourth quarter of 2006 and, while growth was slightly positive in 2012, the Puerto Rico Planning Board reports that the economy reentered a contractionary period starting in 2013.  According to the most recent United States Census, median household income is just $18,660, or 37% of the $50,502 United States average, and 41% of Puerto Rico’s population lives below the poverty line.  These factors have led Puerto Rico’s population to decline by 2.1% from 2000 to 2010 to 3.7 million and, if the declining trend continues, future economic growth could be challenging.
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On January 2, 2013, Garcia Padilla became governor of Puerto Rico succeeding Luis Fortuno.  Padilla’s administration implemented numerous initiatives in its first nine months, including a major pension reform, and aggressive tax and rate increases. Nonetheless, the Commonwealth still finds itself in a difficult fiscal position. In March of 2014 , the Commonwealth successfully issued $3.5 billion in Commonwealth GO debt, which was forecasted to provide the general government with adequate liquidity through June 2015. However, a larger than expected budget gap in fiscal 2014 will likely impact liquidity forecasts. The proposed 2015 budget of $9.57 billion includes $1.23 billion of cost escalators, which require $1.36 billion in expenditure cuts and Commonwealth agency consolidation. The Commonwealth acknowledges that a portion of the proposed expenditure cuts have high risk of implementation. Additionally, both the 2014 and 2015 budgets assume 0.2% gross national product growth, which runs contrary to the estimated 0.8% decline posted by the Government Development Bank Economic Activity Index for much of 2014 .. The ratings of Puerto Rico’s general obligation bonds will likely hinge on its ability to meet their proposed 2015 budget, continued access to the capital markets for planned deficit financing and debt restructuring, and the ability to regain structural balance by fiscal 2016 .. The Commonwealth and related public corporations cumulatively have over $70 billion in debt outstanding, and while related, each credit and bond security should be evaluated separately. On June 27 th , 2014 Puerto Rico passed the Debt Enforcement and Recovery Act, which provides legislative framework for certain public corporations to restructure their liabilities in the hope of helping these public corporations to become self-supporting ..

According to the New York Federal Reserve, reasons contributing to Puerto Rico’s now weak economy include: a costly business environment with significant regulations, the elevated cost of electricity (the average cost of power in Puerto Rico is $0.27 cents per kilowatt hour, which compares favorably to other islands, but is well above the average of $0.10 cents per kilowatt hour on the US mainland), an underdeveloped and costly transportation infrastructure, and the phasing out of tax incentives for the pharmaceuticals industry.  The general fund has recorded operating deficits during fiscal years 2000-2014 due to optimistic revenue projections and significant spending. As a result of Puerto Rico’s failure to regain structural balance, its reliance on market access to fund ongoing operations, the mounting debt profile and weak economy, Puerto Rico general obligation bonds were downgraded by all three rating agencies in February 2014. Moody’s downgraded the Commonwealth by two notches to Ba2 negative from Baa3, Fitch lowered the rating to BB negative from BBB-, and S&P lowered the rating to BB+ negative from BBB- negative. In July, the rating agencies additionally downgraded all Puerto Rico credits after the announcement of the Debt Enforcement and Recovery Act; the GO is now rated B2/BB/BB- with negative outlooks by Moody’s, S&P, and Fitch.

The U.S. Virgin Islands.  The United States Virgin Islands (”USVI“) is an unincorporated territory of the US, with a population of 106,105. The economy is heavily reliant on the tourism industry, oil refining, and rum production.  The tourism industry is economically sensitive and can be adversely affected by an economic downturn in the United States and Europe.  An important component of the USVI revenue base is the federal excise tax on rum exports.  Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds.  In 2012 Diageo USVI completed a new rum facility, which dramatically increased the production of rum in the USVI. Currently, the Cruzan VIRIL, Ltd. rum facility can produce a maximum of 10.6 million proof gallons annually, and the new Diageo facility has the ability to produce 20 million proof gallons annually. Despite the new addition of the second plant, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels.  On December 31 st , 2013 the higher excise tax rate of $13.25 per proof gallon expired and reverted to the $10.50 base, however the US Senate Finance Committee subsequently approved a two year extension of the higher rate in April 2014 providing the USVI with much needed additional revenue. According to news reports, the territory faces a projected $40 million 2014 budget shortfall. The government is currently not in compliance with disclosure agreements due to the lack of timely audited financial statements. Moody’s ceased rating USVI general obligations in February 2013 due to the lack of sufficient financial disclosure, while Fitch recently downgraded the implied general obligation rating to BB- negative.  S&P does not rate the USVI general obligations. The Cruzan senior lien rum tax bonds are currently rated BBB positive by S&P, Baa2 stable by Moody’s, and BBB stable by Fitch. The subordinate Diageo bonds are rated Baa3 stable by Moody’s and BBB- stable by Fitch.

Guam.  Guam is a United States territory located 3,700 miles west of Hawaii and 1,500 miles southeast of Japan and its economy is based primarily on Japanese and Korean tourism and the United States military due to its strategic position as the western most territory/state in the United States.  The territory boasts a population of 159,358, with an additional 10,000 active military personal and military dependents.

The Government of Guam has a history of persistent operating deficits.  Operating deficits were caused by a number of issues including the global recession, terrorist attacks, natural disasters, the SARS epidemic, retiree settlement liabilities and past administrations and legislatures that were unwilling to control expenses.  In fiscal year 2012, Guam’s General Fund reported a surplus balance of $30 million, compared to a deficit of ($303) million in 2011. The surplus was primarily attributed to the issuance of $358 million in Business Privilege Tax bonds. Guam’s employment base appears stable, as employment growth has improved from 2005 through 2012.  Tourism recorded sound growth in 2012 with visitor arrivals up 13.3% from 2011, and

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hotel occupancy rates at their highest since 1997. Guam is also reliant on defense spending which can make it vulnerable to economic cycles. The history of large negative general fund balances and limited liquidity have constrained the territory’s rating, although S&P upgraded the Government from B+ to BB- stable in October 2013. Guam’s general obligations are not rated by Moody’s or Fitch. The Government of Guam has also issued bonds backed by Section 30 revenue (federal income taxes derived from military personnel and federal civil service employees on Guam) which are rated BBB+ stable by S&P, upgraded from BBB- in June 2012. These revenues have recorded growth in the past three fiscal years (2011- 2013 ). Additionally, the Government of Guam established a new credit in 2011, creating a lien on Business Privilege Taxes. This credit is Guam’s highest rated credit at A stable by S&P and A- stable by Fitch.

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APPENDIX F

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (”Moody’s“)

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

GLOBAL LONG-TERM RATINGS SCALE

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

GLOBAL SHORT-TERM RATING SCALE

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

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ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial counterparty obligations and contracts. As such, Issuer Ratings incorporate any external support that is expected to apply to all current and future issuance of senior unsecured financial obligations and contracts, such as explicit support stemming from a guarantee of all senior unsecured financial obligations and contracts, and/or implicit support for issuers subject to joint default analysis (e.g. banks and government-related issuers). Issuer Ratings do not incorporate support arrangements, such as guarantees, that apply only to specific (but not to all) senior unsecured financial obligations and contracts.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

SHORT-TERM OBLIGATION RATINGS

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (”demand feature“), The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG:  This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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STANDARD & POOR’S RATINGS SERVICES (”S&P“)

ISSUE CREDIT RATINGS DEFINITIONS

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS:

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

• Nature of and provisions of the obligation and the promise that is imputed .

• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights. Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA:  An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:   An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’,  ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

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CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default.

C:  An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial    commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

ISSUER CREDIT RATINGS DEFINITIONS

Standard & Poor's issuer credit rating is a forward-looking opinion about an obligor's overall creditworthiness. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. Counterparty credit ratings, corporate credit ratings and sovereign credit ratings are all forms of issuer credit ratings.

Issuer credit ratings can be either long-term or short-term.

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LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable. The 'CC' rating is used when a default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D: An obligor rated 'SD' (selective default) or 'D' is in default on one or more of its financial obligations including rated and unrated financial obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. An obligor is considered in default unless Standard & Poor's believes that such payments will be made within five business days of the due date in the absence of a stated grace period, or within the earlier of the stated grace period or 30 calendar days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard &

Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor's rating is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

NR: An issuer designated NR is not rated.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: An obligor rated 'C' is currently vulnerable to nonpayment that would result in a 'SD' or 'D' issuer rating, and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D:  An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated), excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms, when it came due. An obligor is considered in default unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or  substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding hybrid instruments classified as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor's rating is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

NR: An issuer designated as NR is not rated.

MUNICIPAL SHORT-TERM NOTE RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations: Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB:  'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.  'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly speculative.   B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk.  Default is a real possibility.

CC: Very high levels of credit risk.  Default of some kind appears probable.

C:  Exceptionally high levels of credit risk. Default appears imminent or inevitable.

D:   Indicates a default. Default generally is defined as one of the following:

·  failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

·  the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

·  the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Notes to Long-Term ratings:

The modifiers ”+“ or ”-“ may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings Assigned to Obligations in Corporate, Public and Structured Finance

 A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as ”short term“ based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1:  Highest short-term credit quality.  Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added ”+“ to denote any exceptionally strong credit feature.

F2: Good short-term credit quality.  Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality.  The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk.  Default is a real possibility.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

RD: Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D:  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations and also reflect the expected financial loss suffered in the event of default . Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

Standard & Poor’s Insurance Financial Strength Ratings

A Standard & Poor's insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e., debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with those used to assign an issue credit rating. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.

Long-Term Insurer Financial Strength Ratings

Category Definition

AAA

An insurer rated 'AAA' has extremely strong financial security characteristics. 'AAA' is the highest insurer financial strength rating assigned by Standard & Poor's.

AA

An insurer rated 'AA' has very strong financial security characteristics, differing only slightly from those rated higher.

A

An insurer rated 'A' has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB

An insurer rated 'BBB' has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.

BB; CCC; and CC

An insurer rated 'BB' or lower is regarded as having vulnerable characteristics that may outweigh its strengths. 'BB' indicates the least degree of vulnerability within the range; 'CC' the highest.

BB

An insurer rated 'BB' has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

B

An insurer rated 'B' has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC

An insurer rated 'CCC' has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC

An insurer rated 'CC' has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

SD or D

An insurer rated 'SD' (selective default) or 'D' is in default on one or more of its insurance policy obligations but is not under regulatory supervision that would involve a rating of 'R'. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a policy obligation are at risk. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay substantially all of its obligations in full in accordance with the policy terms. An 'SD' rating is assigned when Standard & Poor's believes that the insurer has selectively defaulted on a specific class of policies but it will continue to meet its payment obligations on other classes of obligations. A selective default includes the completion of a distressed exchange offer. Claim denials due to lack of coverage or other legally permitted defenses are not considered defaults.

R

An insurer rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

NR

An insurer designated 'NR' is not rated, which implies no opinion about the insurer's financial security.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Insurer Financial Strength Rating

The Insurer Financial Strength (IFS) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.

The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.

Expected recoveries are based on the agency's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.

The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold.

The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.

Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between 'B' and 'C' on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer's International Long-Term IFS Rating.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

APPENDIX G

Eaton Vance Funds

Proxy Voting Policy and Procedures

I.   Overview

The Boards of Trustees (the “Board“) of the Eaton Vance Funds 1 have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy“).  For purposes of this Policy:

•

”Fund” means each registered investment company sponsored by the Eaton Vance organization; and

•

”Adviser” means the adviser or sub-adviser responsible for the day-to-day management of all or a portion of the Fund’s assets.

II.   Delegation of Proxy Voting Responsibilities

The Board hereby delegates to the Adviser responsibility for voting the Fund’s proxies as described in this Policy. In this connection, the Adviser is required to provide the Board with a copy of its proxy voting policies and procedures (”Adviser Procedures“) and all Fund proxies will be voted in accordance with the Adviser Procedures, provided that in the event a material conflict of interest arises with respect to a proxy to be voted for the Fund (as described in Section IV below) the Adviser shall follow the process for voting such proxy as described in Section IV below.

The Adviser is required to report any material change to the Adviser Procedures to the Board in the manner set forth in Section V below.  In addition, the Board will review the Adviser Procedures annually.

III.   Delegation of Proxy Voting Disclosure Responsibilities

Pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the ”1940 Act“), the Fund is required to file Form N-PX no later than August 31st of each year.  On Form N-PX, the Fund is required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted on the matter and whether it voted for or against management.

To facilitate the filing of Form N-PX for the Fund:

•

The Adviser is required to record, compile and transmit in a timely manner all data required to be filed on Form N-PX for the Fund that it manages.  Such data shall be transmitted to Eaton Vance Management, which acts as administrator to the Fund (the ”Administrator“) or the third party service provider designated by the Administrator; and

•

the Administrator is required to file Form N-PX on behalf of the Fund with the Securities and Exchange Commission (”Commission“) as required by the 1940 Act.  The Administrator may delegate the filing to a third party service party provided each such filing is reviewed and approved by the Administrator.

IV.   Conflicts of Interest

The Board expects the Adviser, as a fiduciary to the Fund it manages, to put the interests of the Fund and its shareholders above those of the Adviser.  When required to vote a proxy for the Fund, the Adviser may have material business relationships with the issuer soliciting the proxy that could give rise to a potential material conflict of interest for the Adviser. 2  In the event such a material conflict of interest arises, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board, or any committee, sub-committee or group of Independent Trustees identified by the Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees) (the ”Board Members“), concerning the material conflict. 3  For ease of communicating with the Board Members, the Adviser is required to provide the foregoing notice to the Fund’s Chief Legal Officer who will then notify and facilitate a consultation with the Board Members.

Once the Board Members have been notified of the material conflict:

•

They shall convene a meeting to review and consider all relevant materials related to the proxies involved.  This meeting shall be convened within 3 business days, provided that it an effort will be made to convene the meeting sooner if the proxy must be voted in less than 3 business days;

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

•

In considering such proxies, the Adviser shall make available all materials requested by the Board Members and make reasonably available appropriate personnel to discuss the matter upon request.

•

The Board Members will then instruct the Adviser on the appropriate course of action with respect to the proxy at issue.

If the Board Members are unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, the Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Chairman of the Board as soon as practicable and to the Board at its next meeting.  Any determination regarding the voting of proxies of the Fund that is made by the Board Members shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V.    Reports and Review

The Administrator shall make copies of each Form N-PX filed on behalf of the Fund available for the Boards’ review upon the Board’’ request.  The Administrator (with input from the Adviser for the Fund) shall also provide any reports reasonably requested by the Board regarding the proxy voting records of the Fund.

The Adviser shall report any material changes to the Adviser Procedures to the Board as soon as practicable and the Boards will review the Adviser Procedures annually.

The Adviser also shall report any changes to the Adviser Procedures to the Fund Chief Legal Officer prior to implementing such changes in order to enable the Administrator to effectively coordinate the Fund’s disclosure relating to the Adviser Procedures.

To the extent requested by the Commission, the Policy and the Adviser Procedures shall be appended to the Fund’s statement of additional information included in its registration statement.

_____________________

1

The Eaton Vance Funds may be organized as trusts or corporations.  For ease of reference, the Funds may be referred to herein as Trusts and the Funds’ Board of Trustees or Board of Directors may be referred to collectively herein as the Board.

2

An Adviser is expected to maintain a process for identifying a potential material conflict of interest.  As an example only, such potential conflicts may arise when the issuer is a client of the Adviser and generates a significant amount of fees to the Adviser or the issuer is a distributor of the Adviser’s products.

3

If a material conflict of interest exists with respect to a particular proxy and the proxy voting procedures of the relevant Adviser require that proxies are to be voted in accordance with the recommendation of a third party proxy voting vendor, the requirements of this Section IV shall only apply if the Adviser intends to vote such proxy in a manner inconsistent with such third party recommendation.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

APPENDIX H

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

PROXY VOTING POLICIES AND PROCEDURES

I.  Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an ”Adviser“ and collectively the ”Advisers“) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and , to the extent applicable, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.  The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures.  These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (”SEC“) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.  Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client.  In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients.  These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (”Agent“) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds (with respect to proxies received by or on behalf of such Funds) and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below.  The Agent is currently Institutional Shareholder Services Inc.  Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers.  The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.  Roles and Responsibilities

A.  Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures , to the extent applicable.  The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines.  Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B.  Agent

An independent proxy voting service (the ”Agent“), as approved by the Board of each Fund, to the extent applicable, shall be engaged to assist in the voting of proxies.  The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below.  The Agent shall retain a record of all proxy votes handled by the Agent.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940 , to the extent applicable.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.   Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.  Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.  Proxy Voting Guidelines (”Guidelines“)

A.  General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted.  In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders.  Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients.  The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B.  Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

C.  Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D.  Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.  Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F.  Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1

WITHIN-GUIDELINES VOTES:  Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2

NON-VOTES:  Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances , and to the extent permissible under applicable law , the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

3

OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent as it deems necessary.  The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.  The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast on behalf of the Eaton Vance Funds contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

V.  Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended.  Those records will include:

•

A copy of the Advisers’ proxy voting policies and procedures;

•

Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;

•

A record of each vote cast;

•

A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

•

Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.  Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.  Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

B.  Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own.  In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

•

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (”EVD“) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds).   Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

•

A representative of the Legal and Compliance Department will compile a list of the companies identified (the ”Conflicted Companies“) and provide that list to the Proxy Administrator.

•

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the ”Proxy Companies“).  If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

•

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the ”Policies“) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

•

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients.  If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

•

The client, in the case of an individual , corporate , institutional or benefit plan client;

•

In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or

•

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety.  If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests.   In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data.  The Advisers shall review such information on a monthly basis.  The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator.  Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation.  The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

Eaton Vance Municipal Income Funds

SAI dated February 1, 2015

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)	(1)

Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-95-000497) and incorporated herein by reference.

	(2)

Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-95-000497) and incorporated herein by reference.

	(3)

Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective Amendment No. 38 filed October 30, 1997 (Accession No. 0000950156-97-000918) and incorporated herein by reference.

	(4)

Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(4) to Post-Effective Amendment No. 136 filed August 28, 2008 (Accession No. 0000940394-08-001205) and incorporated herein by reference.

	(5)

Amendment to Declaration of Trust dated November 14, 2011 filed as Exhibit (a)(5) to Post-Effective Amendment No. 183 filed December 28, 2011 (Accession No. 0000940394-11-001507) and incorporated herein by reference.

	(6)

Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated effective November 3, 2014 filed as Exhibit (a)(6) to Post-Effective Amendment No. 231 filed November 3, 2014 (Accession No. 0000940394-14-001453) and incorporated herein by reference.

(b)

Amended and Restated By-Laws of Eaton Vance Mutual Funds Trust adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 193 filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.

(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund (now Eaton Vance Tax-Managed Small-Cap Fund) dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 (Accession No. 0000950156-97-000870) and incorporated herein by reference.

	(2)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund (now Eaton Vance AMT-Free Municipal Income Fund) dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 filed October 17, 1997 (Accession No. 0000950156-97-000870) and incorporated herein by reference.

	(3)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research Fund (now Eaton Vance Large-Cap Core Research Fund) dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment No. 78 filed August 17, 2001 (Accession No. 0000940394-01-500394) and incorporated herein by reference.

(4)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 80 filed December 14, 2001 (Accession No. 0000940394-01-500553) and incorporated herein by reference.

(5)	(a)

Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Low Duration Fund (now Eaton Vance Short Duration Government Income Fund) dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406) and incorporated herein by reference.

(b)

Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Low Duration Fund (now Eaton Vance Short Duration Government Income Fund) and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective Amendment No. 95 filed April 28, 2004 (Accession No. 0000940394-04-000438) and incorporated herein by reference.

(c)

Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund (now Eaton Vance Short Duration Government Income Fund) dated June 14, 2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 filed March 1, 2005 (Accession No. 0000940394-05-000195) and incorporated herein by reference.

(6)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Dividend Income Fund (now Eaton Vance Tax-Managed Global Dividend Income Fund) dated February 10, 2003 filed as Exhibit (d)(8) to Post-Effective Amendment No. 85 filed February 26, 2003 (Accession No. 0000940394-03-0000085) and incorporated herein by reference.

(7)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified Income Fund (now Eaton Vance Multi-Strategy Absolute Return Fund) dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment No. 98 filed December 6, 2004 (Accession No. 0000940394-04-001127) and incorporated herein by reference.

(8)

Investment Advisory Agreement dated August 21, 2012 between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Global Dividend Income Fund, and Boston Management and Research filed as Exhibit (d)(8) to Post-Effective Amendment No. 202 filed April 25, 2013 (Accession No. 0000940394-13-000583) and incorporated herein by reference.

(9)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured Emerging Markets Fund (now Parametric Emerging Markets Fund) dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and incorporated herein by reference.

(10)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates for Eaton Vance Structured Emerging Markets Fund (now Parametric Emerging Markets Fund) dated March 27, 2006 filed as Exhibit (d)(13) to Post-Effective Amendment No. 122 filed February 27, 2007 (Accession No. 0000940394-07-000176) and incorporated herein by reference.

(11)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Emerging Markets Income Fund (now Eaton Vance Emerging Markets Local Income Fund) dated March 12, 2007 filed as Exhibit (d)(14) to Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

(12)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Income Fund (now Eaton Vance Diversified Currency Income Fund) dated March 12, 2007 filed as Exhibit (d)(15) to Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

(13)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Global Macro Fund (now Eaton Vance Global Macro Absolute Return Fund) dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

(14)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Strategic Income Fund (now Eaton Vance Short Duration Strategic Income Fund) dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective Amendment No. 132 filed December 28, 2007 (Accession No. 0000940394-07-002172) and incorporated herein by reference.

(15)	(a)

Investment Advisory and Administrative Agreement dated March 30, 2010 with Eaton Vance Management for Eaton Vance Structured International Equity Fund (now Parametric International Equity Fund) filed as Exhibit (d)(19) to Post-Effective Amendment No. 155 filed March 31, 2010 (Accession No. 0000940394-10-000341) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated June 1, 2012 between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Parametric Structured International Equity Fund (now Parametric International Equity Fund) and Eaton Vance Management filed as Exhibit (d)(17)(b) to Post-Effective Amendment No. 193 filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.

(16)	(a)

Investment Sub-Advisory Agreement dated March 30, 2010 between Eaton Vance Management and Parametric Portfolio Associates for Eaton Vance Structured International Equity Fund (now Parametric International Equity Fund) filed as Exhibit (d)(20) to Post-Effective Amendment No. 155 filed March 31, 2010 (Accession No. 0000940394-10-000341) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated June 1, 2012 between Eaton Vance Management and Parametric Portfolio Associates LLC on behalf of Eaton Vance Parametric Structured International Equity Fund (now Parametric International Equity Fund) filed as Exhibit (d)(18)(b) to Post-Effective Amendment No. 193 filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.

(17)

Investment Advisory Agreement dated March 1, 2010 with Boston Management and Research for Eaton Vance U.S. Government Money Market Fund filed as Exhibit (d)(21) to Post-Effective Amendment No. 157 filed April 29, 2010 (Accession No. 0000940394-10-000471) and incorporated herein by reference.

(18)

Investment Advisory and Administrative Agreement dated August 9, 2010 with Eaton Vance Management for Eaton Vance Global Macro Absolute Return Advantage Fund filed as Exhibit (d)(22) to Post-Effective Amendment No. 161filed August 25, 2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.

(19)

Investment Advisory Agreement dated February 7, 2011 with Boston Management and Research for Eaton Vance Build America Bond Fund filed as Exhibit (d)(22) to Post-Effective Amendment No. 163 filed February 24, 2011 (Accession No. 0000940394-11-000187) and incorporated herein by reference.

(20)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Structured Commodity Strategy Fund (now Parametric Commodity Strategy Fund), and Eaton Vance Management dated May 25, 2011 filed as Exhibit (d)(23) to Post-Effective Amendment No. 170 filed May 25, 2011 (Accession No. 0000940394-11-000607) and incorporated herein by reference.

(21)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Structured Commodity Strategy Fund (now Parametric Commodity Strategy Fund) dated May 25, 2011 filed as Exhibit (d)(24) to Post-Effective Amendment No. 170 filed May 25, 2011 (Accession No. 0000940394-11-000607) and incorporated herein by reference.

(22)

Investment Advisory Agreement dated April 21, 2011 with Boston Management and Research for Eaton Vance Tax-Managed Mid-Cap Core Fund (now Eaton Vance Atlanta Capital Horizon Growth Fund) filed as Exhibit (d)(25) to Post-Effective Amendment No. 180 filed November 1, 2011 (Accession No. 0000940394-11-001169) and incorporated herein by reference.

(23)

Investment Sub-Advisory Agreement dated April 21, 2011 between Boston Management and Research and Atlanta Capital Management Company, LLC for Eaton Vance Tax-Managed Mid-Cap Core Fund (now Eaton Vance Atlanta Capital Horizon Growth Fund) filed as Exhibit (d)(26) to Post-Effective Amendment No. 180 filed November 1, 2011 (Accession No. 0000940394-11-001169) and incorporated herein by reference.

(24)	(a)

Investment Advisory and Administrative Agreement dated October 31, 2011 with Eaton Vance Management for Eaton Vance Multi-Strategy All Market Fund filed as Exhibit (d)(27) to Post-Effective Amendment No. 182 filed December 1, 2011 (Accession No. 0000940394-11-001361) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated February 6, 2012 between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Management filed as Exhibit (d)(26)(b) to Post-Effective Amendment No. 193 filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.

(25)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Parametric Structured Absolute Return Fund (now Parametric Market Neutral Fund), and Eaton Vance Management dated October 31, 2011 filed as Exhibit (d)(28) to Post-Effective Amendment No. 182 filed December 1, 2011 (Accession No. 0000940394-11-001361) and incorporated herein by reference.

(26)	(a)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Eaton Vance Parametric Structured Absolute Return Fund (now Parametric Market Neutral Fund) dated October 31, 2011 filed as Exhibit (d)(29) to Post-Effective Amendment No. 180 filed November 1, 2011 (Accession No. 0000940394-11-001169) and incorporated herein by reference.

(b)

Fee Reduction Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC with respect to Eaton Vance Mutual Funds Trust on behalf of Parametric Market Neutral Fund dated September 30, 2013 filed as Exhibit (d)(26)(b) to Post-Effective Amendment No. 213 filed November 1, 2013 (Accession No. 0000940394-13-001262) and incorporated herein by reference.

(27)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Parametric Structured Currency Fund (now Parametric Currency Fund), and Eaton Vance Management dated December 30, 2011 filed as Exhibit (d)(30) to Post-Effective Amendment No. 183 filed December 28, 2011 (Accession No. 0000940394-11-001507) and incorporated herein by reference.

(28)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Eaton Vance Parametric Structured Currency Fund (now Parametric Currency Fund) dated December 30, 2011 filed as Exhibit (d)(31) to Post-Effective Amendment No. 183 filed December 28, 2011 (Accession No. 0000940394-11-001507) and incorporated herein by reference.

(29)

Fee Reduction Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Tax-Managed Equity Asset Allocation Fund and Eaton Vance Management dated May 1, 2011 filed as Exhibit (d)(34) to Post-Effective Amendment No. 183 filed December 28, 2011 (Accession No. 0000940394-11-001507) and incorporated herein by reference.

(30)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Global Small-Cap Fund, and Eaton Vance Management dated December 19, 2012 filed as Exhibit (d)(32) to Post-Effective Amendment No. 194 filed December 19, 2012 (Accession No. 0000940394-12-001241) and incorporated herein by reference.

(31)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Global Small-Cap Fund dated December 19, 2012 filed as Exhibit (d)(33) to Post-Effective Amendment No. 194 filed December 19, 2012 (Accession No. 0000940394-12-001241) and incorporated herein by reference.

(32)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Currency Income Advantage Fund, and Eaton Vance Management dated August 28, 2013 filed as Exhibit (d)(32) to Post-Effective Amendment No. 209 filed August 28, 2013 (Accession No. 0000940394-13-001042) and incorporated herein by reference.

(33)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Emerging Markets Core Fund, and Eaton Vance Management dated September 24, 2013 filed as Exhibit (d)(33) to Post-Effective Amendment No. 211 filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(34)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Emerging Markets Core Fund dated September 24, 2013 filed as Exhibit (d)(34) to Post-Effective Amendment No. 211 filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(35)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Short Duration High Income Fund, and Eaton Vance Management dated November 1, 2013 filed as Exhibit (d)(35) to Post-Effective Amendment No. 213 filed November 1, 2013 (Accession No. 0000940394-13-001262) and incorporated herein by reference.

(36)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Dividend Income Fund, and Eaton Vance Management dated March 25, 2014 filed as Exhibit (d)(36) to Post-Effective Amendment No. 220 filed March 25, 2014 (Accession No. 0000940394-14-000526) and incorporated herein by reference.

(37)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Dividend Income Fund dated March 25, 2014 filed as Exhibit (d)(37) to Post-Effective Amendment No. 220 filed March 25, 2014 (Accession No. 0000940394-14-000526) and incorporated herein by reference.

(38)

Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Global Macro Capital Opportunities Fund, and Eaton Vance Management dated November 3, 2014 filed as Exhibit (d)(38) to Post-Effective Amendment No. 231 filed November 3, 2014 (Accession No. 0000940394-14-001453) and incorporated herein by reference.

(e)	(1)	(a)

Amended and Restated Master Distribution Agreement effective as of May 1, 2014 between each Trust identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1) to Post-Effective Amendment No. 139 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

(b)

Amended Schedule A dated November 12, 2014 to Amended and Restated Master Distribution Agreement effective as of May 1, 2014 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 147 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed November 12, 2014 (Accession No. 0000940394-14-001493) and incorporated herein by reference.

	(2)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) and incorporated herein by reference.

(f)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)	(1)

Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

	(2)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(3)

Amendment Number 1 dated May 16, 2012 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

	(4)

Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(h)	(1)	(a)

Amended and Restated Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated August 6, 2012 filed as Exhibit (h)(1) to Post-Effective Amendment No. 193 filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.

		(b)

Amendment dated October 31, 2014 to the Amended and Restated Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated August 6, 2012 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 233 filed December 23, 2014 (Accession No. 0000940394-14-001694) and incorporated herein by reference.

		(c)

Amended Appendix A effective November 3, 2014, as revised December 23, 2014 to the Amended and Restated Administrative Services Agreement filed as Exhibit (h)(1)(c) to Post-Effective Amendment No. 233 filed December 23, 2014 (Accession No. 0000940394-14-001694) and incorporated herein by reference.

	(2)	(a)

Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 121 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

		(b)

Amendment dated January 1, 2014 to Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 159 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

	(3)

Sub-Transfer Agency Support Services Agreement effective January 1, 2014 between BNY Mellon Investment Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 159 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

	(4)	(a)

Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A dated October 31, 2012 filed as Exhibit (h)(4) to Post-Effective Amendment No. 63 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed July 26, 2013 (Accession No. 0000940394-13-000938) and incorporated herein by reference.

		(b)

Amended Schedule A dated January 31, 2015 to the Expense Waivers/Reimbursements Agreement dated October 31, 2012 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 175 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 26, 2015 (Accession No. 0000940394-15-000083) and incorporated herein by reference.

(i)	(1)

Opinion of Internal Counsel dated November 3, 2014 filed as Exhibit (i) to Post-Effective Amendment No. 231 filed November 3, 2014 (Accession No. 0000940394-14-001453) and incorporated herein by reference.

	(2)		Consent of Internal Counsel dated January 26, 2015 filed herewith.
(j)	(1)

Consent of Independent Registered Public Accounting Firm for Eaton Vance AMT-Free Municipal Income Fund, Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Build America Bond Fund dated January 26, 2015 filed herewith.

	(2)		Consent of Independent Registered Public Accounting Firm dated January 26, 2015 for certain series of Eaton Vance Municipals Trust which are included in this Post-Effective Amendment filed herewith.
	(3)		Consent of Independent Registered Public Accounting Firm dated January 26, 2015 for certain series of Eaton Vance Growth Trust which are included in this Post-Effective Amendment filed herewith.
(m)	(1)	(a)

Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

		(b)

Amended Schedule A dated November 3, 2014 to Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 146 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed November 3, 2014 (Accession No. 0000940394-14-001449) and incorporated herein by reference.

	(2)

Master Distribution Plan for Class B shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(2) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

	(3)	(a)

Master Distribution Plan for Class C shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

		(b)

Amended Schedule A dated November 3, 2014 to Master Distribution Plan for Class C shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 146 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed November 3, 2014 (Accession No. 0000940394-14-001449) and incorporated herein by reference.

	(4)	(a)

Master Distribution Plan for Class R shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(4) to Post-Effective Amendment No. 204 filed May 30, 2013 (Accession No. 0000940394-13-000762) and incorporated herein by reference.

		(b)

Amended Schedule A dated November 12, 2014 to Master Distribution Plan for Class R shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 147 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed November 12, 2014 (Accession No. 0000940394-14-001493) and incorporated herein by reference.

(n)	(1)	(a)

Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2014 filed as Exhibit (n) to Post-Effective Amendment No. 139 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

		(b)

Amended Schedule A dated November 12, 2014 to the Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2014 filed as Exhibit (n)(1)(b) to Post-Effective Amendment No. 153 of Eaton Vance Municipals Trust (File Nos. 033-00572, 811-04409) filed November 24, 2014 (Accession No. 0000940394-14-001524) and incorporated herein by reference.

(p)	(1)

Code of Ethics adopted by the Eaton Vance Entities and the Eaton Vance Funds effective September 1, 2000, as revised December 31, 2014 filed as Exhibit (p)(1) to Post-Effective Amendment No. 233 filed December 23, 2014 (Accession No. 0000940394-14-001694) and incorporated herein by reference.

	(2)

Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective January 1, 2006 as revised January 15, 2014 filed as Exhibit (p)(2) to Post-Effective Amendment No. 218 filed February 26, 2014 (Accession No. 0000940394-14-000273) and incorporated herein by reference.

	(3)

Code of Ethics adopted by Parametric Portfolio Associates effective January 2, 2006 as revised December 1, 2013 filed as Exhibit (p)(3) to Post-Effective Amendment No. 223 filed April 28, 2014 (Accession No. 0000940394-14-000662) and incorporated herein by reference.

(q)

Power of Attorney for Eaton Vance Mutual Funds Trust and Boston Income Portfolio, CMBS Portfolio, Currency Income Advantage Portfolio, Emerging Markets Local Income Portfolio, Eaton Vance Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Capital Opportunities Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, Government Obligations Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Large-Cap Core Research Portfolio, MSAM Completion Portfolio, MSAR Completion Portfolio, Parametric Market Neutral Portfolio, Senior Debt Portfolio, Short Duration High Income Portfolio, Short-Term U.S. Government Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio dated August 11, 2014 filed as Exhibit (q) to Post-Effective Amendment No. 231 filed November 3, 2014 (Accession No. 0000940394-14-001453) and incorporated herein by reference.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.  Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31.    Business and other Connections of Investment Adviser

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127) and Atlanta Capital Management Company, LLC (File No. 801-52179) filed with the Commission, all of which are incorporated herein by reference.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust Eaton Vance Investment Trust Eaton Vance Municipals Trust Eaton Vance Municipals Trust II Eaton Vance Mutual Funds Trust	Eaton Vance Series Fund, Inc. Eaton Vance Series Trust II Eaton Vance Special Investment Trust Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Christopher Arthur	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None

Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Eric Cooper	Vice President	None
Tyler Cortelezzi	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Dachille	Vice President	None
Kevin Darrow	Vice President	None
Barry Deans	Vice President	None
Todd Dickinson	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Scott Firth	Vice President	None
James Foley	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Patrick Gill	Vice President	None
Hugh S. Gilmartin	Vice President	None
Charles Glovsky	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
John Greenway	Vice President	None
Jared Guerin	Vice President	None
Peter Hartman	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None

Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Elizabeth Johnson	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Vince Leon	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
James Maki	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
James McCuddy	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None

Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Meghan Moses	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Greg Piaseckyj	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
Tatyana Ryabchenko	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Jamie Smoller	Vice President	None
Ralph Studley	Vice President	None
Elaine Sullivan	Vice President	None
Chris Sunderland	Vice President	None
Frank Sweeney	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None

Christopher Webber	Vice President	None
Stan Weiland	Vice President	None
Collin Weir	Vice President	None
Scott Weisel	Vice President	None
Steve Widder	Vice President	None
Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Atlanta Capital Management Company, LLC located at 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309, Fox Asset Management LLC located at 1040 Broad Street, Suite 203, Shrewsbury, NJ 07702, Parametric Portfolio Associates LLC located at 1918 Eighth Avenue, Suite 3100, Seattle, WA 98101 and Parametric Risk Advisors LLC located at 274 Riverside Avenue, Westport, CT 06880.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on January 26, 2015.

EATON VANCE MUTUAL FUNDS TRUST
By:	/s/ Payson F. Swaffield
Payson F. Swaffield, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on January 26, 2015.

Signature	Title
/s/ Payson F. Swaffield	President (Chief Executive Officer)
Payson F. Swaffield

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	William H. Park*	Trustee
Scott E. Eston		William H. Park

Thomas E. Faust Jr.*	Trustee	Ronald A. Pearlman*	Trustee
Thomas E. Faust Jr.		Ronald A. Pearlman

Cynthia E. Frost*	Trustee	Helen Frame Peters*	Trustee
Cynthia E. Frost		Helen Frame Peters

George J. Gorman*	Trustee	Harriett Tee Taggart*	Trustee
George J. Gorman		Harriett Tee Taggart

Valerie A. Mosley*	Trustee	Ralph F. Verni*	Trustee
Valerie A. Mosley		Ralph F. Verni

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this Post-Effective Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(i)	(2)	Consent of Internal Counsel dated January 26, 2015
(j)	(1)

Consent of Independent Registered Public Accounting Firm for Eaton Vance AMT-Free Municipal Income Fund, Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Build America Bond Fund dated January 26, 2015

	(2)	Consent of Independent Registered Public Accounting Firm dated January 26, 2015 for certain series of Eaton Vance Municipals Trust which are included in this Post-Effective Amendment
	(3)	Consent of Independent Registered Public Accounting Firm dated January 27, 2014 for certain series of Eaton Vance Growth Trust which are included in this Post-Effective Amendment